September 30, 2001



EQUITY
PORTFOLIOS




ANNUAL REPORT
TO SHAREHOLDERS




                                                                  [LOGO OMITTED]
          Not FDIC Insured                                             BLACKROCK
          May Lose Value                                                   FUNDS
         No Bank Guarantee             PURE INVESTMENT STYLE [REGISTRATION MARK]

                                 BLACKROCK FUNDS

                                EQUITY PORTFOLIOS

* Large Cap Value Equity    * Micro-Cap Equity                * International
* Large Cap Growth Equity   * Global Science & Technology       Emerging Markets
* Mid-Cap Value Equity      * European Equity                 * Select Equity
* Mid-Cap Growth Equity     * International Equity            * Index Equity
* Small Cap Value Equity    * International Small Cap Equity  * Balanced
* Small Cap Growth Equity   * Asia Pacific Equity
                                TABLE OF CONTENTS


SHAREHOLDER LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................2
      Large Cap Growth Equity..................................................3
      Mid-Cap Value Equity.....................................................4
      Mid-Cap Growth Equity....................................................5
      Small Cap Value Equity...................................................6
      Small Cap Growth Equity..................................................7
      Micro-Cap Equity.........................................................8
      Global Science & Technology..............................................9
      European Equity.........................................................10
      International Equity....................................................11
      International Small Cap Equity..........................................12
      Asia Pacific Equity.....................................................13
      International Emerging Markets..........................................14
      Select Equity...........................................................15
      Index Equity............................................................16
      Balanced................................................................17
      Note on Performance Information.........................................18
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................19-63
      Large Cap Value Equity Statement of Assets & Liabilities................21
      Large Cap Growth Equity Statement of Assets & Liabilities...............24
      Mid-Cap Value Equity Statement of Assets & Liabilities..................27
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................30
      Small Cap Value Equity Statement of Assets &Liabilities.................33
      Small Cap Growth Equity Statement of Assets & Liabilities...............36
      Global Science & Technology Statement of Assets & Liabilities...........41
      European Equity Statement of Assets & Liabilities.......................43
      International Equity Statement of Assets & Liabilities..................45
      International Small Cap Equity Statement of Assets & Liabilities........48
      Asia Pacific Equity Statement of Assets & Liabilities...................50
      International Emerging Markets Statement of Assets & Liabilities........53
      Select Equity Statement of Assets & Liabilities.........................56
      Balanced Statement of Assets & Liabilities..............................63
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................64-66
      Statements of Changes in Net Assets..................................68-73
      Financial Highlights.................................................74-91
NOTES TO FINANCIAL STATEMENTS.............................................92-109
REPORT OF INDEPENDENT ACCOUNTANTS............................................110
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT...............................111-128

--------------------------------------------------------------------------------
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 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO
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 OF  SHAREHOLDERS  WHO ARE RECORD  OWNERS OF BLACKROCK  FUNDS,  BLACKROCK  FUNDS
 RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS.
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 TRANSFER AGENT).
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--------------------------------------------------------------------------------

                                 BlackRock Funds

September 30, 2001

Dear Shareholder:

      Enclosed please find the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2001.

      All of us at BlackRock extend our heartfelt sympathy to the victims, friends and families affected by the tragic events of September 11. We are fortunate and grateful to report that all of our employees are safe and our systems are fully operational. We are strongly positioned to continue to serve your investment needs.

      During the past year, economic activity slowed significantly, continuing the downturn which began in March 2000. The terrorist attacks that occurred on September 11 accelerated these declines. Unemployment claims jumped to their highest levels since 1991-1992 and consumer sentiment fell to its lowest level in almost eight years. Industrial production declined for the 12th month in a row.

      As a result, the S&P 500 Index fell 26.62% and the NASDAQ plummeted 59.19%, creating a very difficult environment for equity investors. The BlackRock equity portfolios have not been immune to this sell off. Although this period has been exceedingly challenging, we remain confident in our investment styles and will continue to adhere to our investing disciplines.

      The fixed income markets, on the other hand, have benefited from declining interest rates as the Federal Reserve cut rates by 350 basis points through September 30. During the year, the Lehman Aggregate Index returned 12.95% and the Lehman Municipal Index returned 10.40%. The main exception was the high yield market, which had a return of -5.69% due to increased credit quality concerns in a slowing economy. I am pleased to report that BlackRock's taxable and tax-free fixed income funds performed extremely well in this environment, with many significantly outperforming their peers.

      Looking to the future, there is cause for cautious optimism about the economy. Interest rates and inflation are at their lowest levels in years and the U.S. government is seeking to stimulate the economy through fiscal policies, including both tax relief and aid packages. The effect of these fiscal and monetary stimuli will determine the economy's prospects for a recovery in 2002.

      Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same as always: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. During this uncertain time, we urge investors to consult with their financial advisors for help in making decisions for their long-term financial plan.

      We thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,

/S/ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.


                                                                               1
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                                 BlackRock Funds

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $1.7 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. IN ADDITION TO IDENTIFYING OTHER CATALYSTS FOR POTENTIAL OUTPERFORMANCE, A COMPANY'S EARNINGS TREND AND ITS STOCK DIVIDEND POTENTIAL WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS, PARTICULARLY TECHNOLOGY. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 350 BASIS POINTS.

     o THE PORTFOLIO'S PERFORMANCE BENEFITED FROM A REFOCUS ON THE PORTFOLIO'S TRADITIONAL PHILOSOPHY OF FINDING STATISTICALLY INEXPENSIVE AND REASONABLY VALUED STOCKS, PERFORMING BOTTOM UP FUNDAMENTAL ANALYSIS OF COMPANIES AND, ESPECIALLY, IDENTIFYING CATALYSTS THAT MIGHT MOVE STOCKS HIGHER.

     o THROUGHOUT THE FINAL QUARTER OF THE FISCAL YEAR, WE SIGNIFICANTLY INCREASED POSITIONS IN FINANCE AND ADDED TO HEALTHCARE AND SELECTED TECHNOLOGY ISSUES THAT WE BELIEVE ADEQUATELY DISCOUNT A VERY DIFFICULT ENVIRONMENT. WE REDUCED UTILITIES AND ENERGY, AS WE BELIEVE THE FUNDAMENTAL STORY FOR THESE GROUPS HAS PASSED ITS PEAK. THE LARGEST OVERWEIGHTS IN THE PORTFOLIO AT QUARTER-END WERE IN HEALTHCARE AND UTILITIES, TWO GROUPS WITH RELATIVELY PREDICTABLE EARNINGS, REFLECTING OUR BELIEF THAT THE ECONOMY IS NOT LIKELY TO STAGE A STRONG RECOVERY IN THE NEAR TERM. A SLACK ECONOMY WAS MADE WORSE BY THE ATTACKS ON THE UNITED STATES ON SEPTEMBER 11. IN RESPONSE, THE FEDERAL RESERVE HAS CONTINUED EASING INTEREST RATES TO STIMULATE THE ECONOMY. IN OUR VIEW, HOWEVER, IT MAY TAKE UP TO A YEAR BEFORE THE EFFECT OF THE STIMULUS IS FELT IN THE BROAD ECONOMY.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

       Institutional  Service   Investor A  Investor B  Investor C  Russell 1000
           Class       Class      Class       Class       Class      Value Index
4/20/92   $10,000     $10,000     $9,550     $10,000      $10,000      $10,000
Jun-92     $9,831      $9,831     $9,388      $9,831       $9,831       $9,842
Sep-92     $9,882      $9,882     $9,437      $9,882       $9,882       $9,899
Dec-92    $10,457     $10,457     $9,986     $10,457      $10,457      $10,476
Mar-93    $11,342     $11,342    $10,832     $11,342      $11,342      $11,333
Jun-93    $11,414     $11,414    $10,901     $11,414      $11,414      $11,575
Sep-93    $12,048     $12,042    $11,508     $12,050      $12,050      $12,044
Dec-93    $12,338     $12,327    $11,768     $12,322      $12,322      $11,919
Mar-94    $11,871     $11,853    $11,313     $11,846      $11,846      $11,410
Jun-94    $12,045     $12,021    $11,459     $11,999      $11,999      $11,385
Sep-94    $12,501     $12,466    $11,891     $12,452      $12,452      $11,568
Dec-94    $12,474     $12,432    $11,854     $12,413      $12,413      $11,265
Mar-95    $13,546     $13,494    $12,862     $13,468      $13,468      $12,224
Jun-95    $14,616     $14,549    $13,863     $14,516      $14,516      $13,197
Sep-95    $15,716     $15,633    $14,890     $15,591      $15,591      $14,232
Dec-95    $16,823     $16,722    $15,921     $16,672      $16,672      $15,060
Mar-96    $17,778     $17,659    $16,807     $17,581      $17,581      $15,794
Jun-96    $18,388     $18,253    $17,372     $18,132      $18,132      $15,945
Sep-96    $19,018     $18,864    $17,947     $18,705      $18,705      $16,285
Dec-96    $20,894     $20,698    $19,712     $20,485      $20,485      $17,770
Mar-97    $21,243     $21,044    $20,007     $20,363      $20,363      $18,119
Jun-97    $24,155     $23,900    $22,716     $23,671      $23,671      $20,649
Sep-97    $26,177     $25,883    $24,592     $25,579      $25,579      $22,561
Dec-97    $26,876     $26,554    $25,236     $26,195      $26,195      $23,445
Mar-98    $30,252     $29,905    $28,361     $29,375      $29,375      $26,068
Jun-98    $29,798     $29,417    $27,907     $28,852      $28,852      $26,185
Sep-98    $25,581     $25,237    $23,947     $24,698      $24,698      $23,153
Dec-98    $29,692     $29,273    $27,752     $28,560      $28,560      $26,996
Mar-99    $30,031     $29,583    $28,041     $28,795      $28,795      $27,385
Jun-99    $33,457     $32,917    $31,195     $31,982      $31,982      $30,472
Sep-99    $29,516     $29,033    $27,502     $28,138      $28,138      $27,488
Dec-99    $30,773     $30,266    $28,662     $29,258      $29,258      $28,984
Mar-00    $30,321     $29,779    $28,189     $28,737      $28,737      $29,123
Jun-00    $28,923     $28,386    $26,859     $27,337      $27,317      $27,757
Sep-00    $31,359     $30,750    $29,072     $29,527      $29,527      $29,941
Dec-00    $33,842     $33,164    $31,360     $31,759      $31,780      $31,019
Mar-01    $31,856     $31,194    $29,456     $29,800      $29,819      $29,201
Jun-01    $32,786     $32,080    $30,305     $30,575      $30,595      $30,626
Sep-01    $28,779     $28,157    $26,559     $26,765      $26,783      $27,273


                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year    3 Year    5 Year   From Inception
                                     ------    ------    ------   --------------

  Institutional Class                  (8.22)%    4.00%     8.64%     11.84%
  Service Class                        (8.44)%    3.71%     8.34%     11.57%
  Investor A Class (Load Adjusted)    (12.74)%    1.94%     7.16%     10.89%
  Investor A Class (NAV)               (8.64)%    3.52%     8.15%     11.43%
  Investor B Class (Load Adjusted)    (13.09)%    1.76%     7.06%     10.91%
  Investor B Class (NAV)               (9.36)%    2.71%     7.31%     10.91%
  Investor C Class (Load Adjusted)    (10.12)%    2.74%     7.32%     10.92%
  Investor C Class (NAV)               (9.29)%    2.74%     7.32%     10.92%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/2/92; Service Shares, 7/29/93; Investor B Shares, 1/18/96; and Investor C Shares, 8/16/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.


2
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                                 BlackRock Funds

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $782.6 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o AS THE U.S. ECONOMY CONTINUED TO WEAKEN AND THE FEDERAL RESERVE ADOPTED AN EASING POLICY, THE MARKET CONTINUED TO WEAKEN. DURING THE PERIOD, LARGE CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 1000 GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL 1000 VALUE INDEX AS INVESTORS BEGAN TO FAVOR LESS VOLATILE AND MORE TRADITIONALLY DEFENSIVE STOCKS.

     o THE BULK OF THIS UNDERPERFORMANCE CAN BE EXPLAINED BY AN EXPOSURE TO TECHNOLOGY STOCKS, WHICH HAVE COMPRISED OVER 40% OF THE INDEX'S HOLDINGS IN THE PAST YEAR. TECHNOLOGY WAS AN AREA WE THOUGHT WAS IN A STRONGLY OVERSOLD POSITION GOING INTO THE END OF LAST YEAR AND COMING INTO THIS YEAR. IN HINDSIGHT, WE WERE LATE IN REDUCING OUR EXPOSURE TO SOME COMPANIES WITH HIGH GROWTH EXPECTATIONS. SIMILARLY, AN UNDEREXPOSURE TO LARGE CAP DRUG STOCKS -- USUALLY CONSIDERED TO BE MORE DEFENSIVE HOLDINGS -- CONTRIBUTED TO OUR UNDERPERFORMANCE.

     o ALTHOUGH THIS PERIOD HAS BEEN EXCEEDINGLY DIFFICULT, WE REMAIN CONFIDENT IN THE INVESTMENT STYLE AND WILL CONTINUE TO ADHERE TO THE GROWTH STRATEGY.


Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            LARGE CAP GROWTH EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

       Institutional  Service   Investor A  Investor B  Investor C  Russell 1000
           Class       Class      Class       Class       Class     Growth Index
11/1/89   $10,000     $10,000     $9,550    $10,000     $10,000       $10,000
Dec-89    $10,825     $10,825    $10,338    $10,825     $10,825       $10,396
Mar-90    $10,493     $10,493    $10,021    $10,493     $10,493       $10,053
Jun-90    $10,987     $10,987    $10,493    $10,987     $10,987       $10,651
Sep-90    $10,040     $10,040     $9,589    $10,040     $10,040        $9,096
Dec-90    $10,603     $10,603    $10,126    $10,603     $10,603        $9,963
Mar-91    $11,397     $11,397    $10,884    $11,397     $11,397       $11,510
Jun-91    $11,304     $11,304    $10,795    $11,304     $11,304       $11,459
Sep-91    $11,993     $11,993    $11,454    $11,993     $11,993       $12,167
Dec-91    $13,361     $13,361    $12,760    $13,361     $13,361       $13,254
Mar-92    $12,389     $12,389    $11,831    $12,389     $12,389       $12,967
Jun-92    $12,455     $12,455    $11,894    $12,455     $12,455       $13,148
Sep-92    $12,581     $12,581    $12,014    $12,581     $12,581       $13,579
Dec-92    $13,228     $13,228    $12,631    $13,228     $13,228       $14,451
Mar-93    $13,473     $13,473    $12,865    $13,473     $13,473       $15,053
Jun-93    $13,912     $13,912    $13,271    $13,912     $13,912       $15,157
Sep-93    $15,371     $15,371    $14,651    $15,371     $15,371       $15,646
Dec-93    $15,039     $15,039    $14,338    $15,039     $15,039       $15,919
Mar-94    $13,859     $13,859    $13,200    $13,859     $13,859       $15,290
Jun-94    $13,001     $13,001    $12,370    $13,001     $13,001       $15,260
Sep-94    $13,657     $13,657    $12,983    $13,657     $13,657       $16,041
Dec-94    $13,525     $13,525    $12,841    $13,525     $13,525       $15,979
Mar-95    $14,755     $14,755    $13,997    $14,755     $14,755       $17,499
Jun-95    $16,075     $16,075    $15,237    $16,075     $16,075       $19,147
Sep-95    $17,737     $17,737    $16,781    $17,737     $17,737       $20,853
Dec-95    $18,183     $18,183    $17,192    $18,183     $18,183       $22,012
Mar-96    $19,333     $19,333    $18,267    $19,333     $19,333       $23,226
Jun-96    $20,471     $20,471    $19,315    $20,447     $20,447       $24,171
Sep-96    $21,048     $21,048    $19,833    $20,954     $20,954       $24,958
Dec-96    $21,884     $21,884    $20,591    $21,727     $21,727       $26,948
Mar-97    $21,746     $21,746    $20,451    $21,521     $21,521       $27,365
Jun-97    $25,867     $25,858    $24,304    $25,534     $25,534       $32,540
Sep-97    $28,140     $28,115    $26,412    $27,697     $27,697       $34,987
Dec-97    $28,104     $28,051    $26,335    $27,567     $27,567       $36,040
Mar-98    $32,837     $32,752    $30,725    $32,162     $32,096       $40,859
Jun-98    $34,918     $34,793    $32,642    $34,169     $34,032       $42,710
Sep-98    $31,451     $31,303    $29,358    $30,732     $30,557       $38,827
Dec-98    $39,716     $39,523    $37,039    $38,771     $38,480       $49,210
Mar-99    $42,850     $42,590    $39,905    $41,774     $41,367       $52,339
Jun-99    $43,643     $43,361    $40,612    $42,442     $42,028       $54,354
Sep-99    $42,604     $42,290    $39,605    $41,301     $40,898       $52,360
Dec-99    $54,214     $53,789    $50,369    $52,394     $51,883       $65,528
Mar-00    $57,391     $56,871    $53,230    $55,286     $54,747       $70,200
Jun-00    $55,537     $55,022    $51,489    $53,379     $52,836       $68,305
Sep-00    $52,360     $51,831    $48,441    $50,128     $49,571       $64,630
Dec-00    $40,459     $40,024    $37,382    $38,629     $38,185       $50,838
Mar-01    $29,365     $29,017    $27,102    $27,948     $27,630       $40,213
Jun-01    $30,642     $30,245    $28,232    $29,077     $28,749       $43,599
Sep-01    $23,257     $22,965    $21,420    $22,017     $21,758       $35,136

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 Year   3 Year   5 Year   10 Year   From
                                                                       Inception
                                   -------- --------  ------ -------- ----------
  Institutional Class              (55.58)%   (9.57)%   2.02%    6.86%  7.34%
  Service Class                    (55.70)%   (9.82)%   1.72%    6.61%  7.14%
  Investor A Class (Load Adjusted) (57.76)%  (11.34)%   0.63%    5.97%  6.60%
  Investor A Class (NAV)           (55.78)%   (9.97)%   1.56%    6.46%  7.01%
  Investor B Class (Load Adjusted) (57.77)%  (11.35)%   0.58%    5.01%  6.62%
  Investor B Class (NAV)           (56.08)%  (10.65)%   0.80%    6.00%  6.62%
  Investor C Class (Load Adjusted) (56.48)%  (10.71)%   0.75%    5.98%  6.60%
  Investor C Class (NAV)           (56.11)%  (10.71)%   0.75%    5.98%  6.60%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 3/14/92; Service Shares, 7/29/93; Investor B Shares, 1/24/96; and Investor C Shares, 1/24/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $249.6 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID-CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS, PARTICULARLY TECHNOLOGY STOCKS. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 350 BASIS POINTS.

     o FACTORS THAT CONTRIBUTED POSITIVELY TO PERFORMANCE OVER THE PERIOD INCLUDED OUR DECISION TO UNDERWEIGHT TELECOMMUNICATIONS STOCKS, WHICH WERE AMONG THE WORST PERFORMERS IN THE MARKET FOR THE YEAR. IN ADDITION, OUR POSITION IN RAYTHEON LED TO STRONG PERFORMANCE FROM THE CAPITAL GOODS GROUP. THE POSITIONS PARTIALLY OFFSET SOME INDIVIDUAL STOCKS THAT DID NOT PERFORM WELL FOR THE THIRD QUARTER PARTICULARLY IN THE UTILITY SECTOR WHERE EXELON UNDERPERFORMED AND IN FINANCIALS WHERE INSTINET AND ACE LIMITED HURT PERFORMANCE.

     o OVER THE LAST QUARTER, WE SIGNIFICANTLY INCREASED POSITIONS IN CONSUMER STAPLES AND ALSO ADDED ON THE MARGIN TO CAPITAL GOODS AND UTILITIES. THE LARGEST OVERWEIGHTS IN THE PORTFOLIO WERE IN HEALTHCARE SERVICES AND CAPITAL GOODS. WE HAVE REDUCED ECONOMICALLY RELATED POSITIONS IN CONSUMER CYCLICALS AND TRANSPORTATION.


Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID-CAP VALUE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

      Institutional  Service  Investor A  Investor B  Investor C Russell Mid-Cap
          Class       Class     Class       Class       Class     Value Index
Dec-96  $10,000      $10,000    $9,550     $10,000     $10,000         $10,000
Mar-97  $10,084      $10,071    $9,617     $10,065     $10,065         $10,170
Jun-97  $11,383      $11,363   $10,838     $11,328     $11,328         $11,450
Sep-97  $12,910      $12,881   $12,273     $12,823     $12,823         $12,910
Dec-97  $12,856      $12,819   $12,218     $12,741     $12,741         $13,436
Mar-98  $14,288      $14,240   $13,558     $14,126     $14,126         $14,778
Jun-98  $13,475      $13,418   $12,765     $13,269     $13,269         $14,398
Sep-98  $11,144      $11,086   $10,548     $10,944     $10,944         $12,433
Dec-98  $12,670      $12,588   $11,971     $12,401     $12,401         $14,119
Mar-99  $11,997      $11,908   $11,328     $11,709     $11,709         $13,680
Jun-99  $13,480      $13,372   $12,717     $13,114     $13,114         $15,209
Sep-99  $12,001      $11,893   $11,300     $11,636     $11,636         $13,591
Dec-99  $12,812      $12,688   $12,065     $12,387     $12,387         $14,104
Mar-00  $13,180      $13,029   $12,392     $12,704     $12,704         $14,246
Jun-00  $12,638      $12,492   $11,872     $12,143     $12,143         $14,007
Sep-00  $13,766      $13,600   $12,913     $13,189     $13,189         $15,359
Dec-00  $14,619      $14,422   $13,694     $13,954     $13,954         $16,810
Mar-01  $13,551      $13,364   $12,682     $12,652     $12,910         $16,217
Jun-01  $14,552      $14,341   $13,599     $13,814     $13,814         $17,360
Sep-01  $12,625      $12,431   $11,786     $11,703     $11,942         $15,355

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year       3 Year          From Inception
                                    --------     --------         --------------
  Institutional Class               (8.29)%       4.24%               5.02%
  Service Class                     (8.60)%       3.92%               4.69%
  Investor A Class (Load Adjusted) (12.87)%       2.16%               3.49%
  Investor A Class (NAV)            (8.73)%       3.74%               4.50%
  Investor B Class (Load Adjusted) (13.45)%       1.84%               3.43%
  Investor B Class (NAV)            (9.45)%       2.96%               3.80%
  Investor C Class (Load Adjusted) (10.34)%       2.96%               3.80%
  Investor C Class (NAV)            (9.45)%       2.96%               3.80%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $450.0 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID-CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o THROUGH MOST OF THE PERIOD, STOCKS OF COMPANIES THAT HAD DEMONSTRATED HIGH RELATIVE EARNINGS GROWTH AND WERE PREVIOUSLY REWARDED WITH STRONG RELATIVE PRICE PERFORMANCE WERE UNDER PRESSURE. INVESTORS HAVE FAVORED MORE DEFENSIVE NAMES WITH BELOW AVERAGE VALUATIONS. THE PORTFOLIO, WHICH FOCUSES ON COMPANIES WITH THE MOST DYNAMIC GROWTH PROSPECTS THAT HAVE HISTORICALLY GENERATED ATTRACTIVE RETURNS FOR SHAREHOLDERS, HAS BEEN NEGATIVELY IMPACTED BY THIS SHIFT IN INVESTOR SENTIMENT.

   o THE PORTFOLIO'S POSITION IN TECHNOLOGY HAD A NEGATIVE IMPACT ON PERFORMANCE. THIS HAS BEEN OFFSET TO A DEGREE BY AN OVERWEIGHT POSITION IN HEALTHCARE PRODUCTS AND SERVICES, WHICH HAS CONTRIBUTED POSITIVELY TO PERFORMANCE THIS YEAR.

   o WHILE THE GROWTH INVESTMENT STYLE IS CURRENTLY OUT OF FAVOR, WE BELIEVE THAT THE STRATEGY CAN GENERATE ABOVE AVERAGE PERFORMANCE.


Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL MID-CAP
            GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                                         Russell Mid-
      Institutional Class   Service Class  Investor A Class   Investor B Class   Investor C Class      Cap Growth Index
12/27/96     $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
3/31/97       $8,894           $8,930            $8,519             $8,920             $8,920                 $9,635
6/30/97      $10,528          $10,550           $10,066            $10,530            $10,530                $11,053
9/30/97      $12,151          $12,170           $11,594            $12,110            $12,110                $12,600
12/31/97     $11,474          $11,480           $10,944            $11,400            $11,400                $12,253
3/31/98      $12,911          $12,913           $12,293            $12,782            $12,782                $13,741
6/30/98      $13,081          $13,074           $12,446            $12,913            $12,913                $13,732
9/30/98      $11,173          $11,158           $10,615            $10,997            $10,997                $11,439
12/31/98     $14,036          $14,003           $13,313            $13,771            $13,771                $14,468
3/31/99      $15,986          $15,940           $15,153            $15,649            $15,649                $14,963
6/30/99      $17,986          $17,927           $17,021            $17,556            $17,556                $16,522
9/30/99      $19,213          $19,128           $18,158            $18,687            $18,687                $15,694
12/31/99     $31,028          $30,867           $29,298            $30,091            $30,091                $21,891
3/31/00      $37,718          $37,495           $35,574            $36,474            $36,477                $26,514
6/30/00      $34,188          $33,963           $32,183            $32,950            $32,960                $24,549
9/30/00      $36,820          $36,557           $34,613            $35,388            $35,475                $25,168
12/31/00     $27,560          $27,352           $25,880            $26,421            $26,482                $19,268
3/31/01      $20,281          $20,115           $19,035            $19,380            $19,419                $14,434
6/30/01      $20,770          $20,569           $19,452            $19,783            $19,823                $16,769
9/30/01      $15,939          $15,773           $14,916            $14,831            $15,181                $12,108

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year      3 Year     From Inception
                                      --------    --------    --------------
  Institutional Class                 (56.71)%     12.57%          10.38%
  Service Class                       (56.86)%     12.23%          10.04%
  Investor A Class (Load Adjusted)    (58.84)%     10.30%           8.77%
  Investor A Class (NAV)              (56.91)%     12.00%           9.82%
  Investor B Class (Load Adjusted)    (58.45)%     10.64%           8.88%
  Investor B Class (NAV)              (57.24)%     11.23%           9.09%
  Investor C Class (Load Adjusted)    (57.48)%     11.24%           9.10%
  Investor C Class (NAV)              (57.21)%     11.24%           9.10%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $466.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o THE PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS. PARTICULARLY TECHNOLOGY STOCKS. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 350 BASIS POINTS.

   o FOR THE YEAR, THE PORTFOLIO'S OVERWEIGHT IN CONSUMER STAPLES AND HEALTH CARE CONTRIBUTED POSITIVELY TO PERFORMANCE. ALSO, THE DECISION TO UNDERWEIGHT THE UNDER-PERFORMING TECHNOLOGY SECTOR ADDED POSITIVELY TO RETURNS. THE PORTFOLIO'S UNDERWEIGHT IN REGIONAL BANKING COMPANIES DETRACTED FROM PERFORMANCE, AS OUR CONCERNS ON DETERIORATING CREDIT QUALITIES WERE NOT RECOGNIZED BY THE MARKET AND THE GROUP OUTPERFORMED THE BENCHMARK.

   o STOCK SELECTION WORKED WELL IN THE AREAS OF BANKING, INSURANCE, RETAIL AND CONSUMER STAPLES COMPANIES. IT DETRACTED FROM RELATIVE PERFORMANCE MOSTLY IN THE AREAS OF TECHNOLOGY AND THE MORE CYCLICAL COMPANIES IN THE CAPITAL GOODS AREAS.

   o THROUGHOUT THE FINAL QUARTER OF THE FISCAL YEAR, WE INCREASED POSITIONS IN SPECIALTY FINANCE COMPANIES AND REITS, AS WELL AS ADDED TO THE CAPITAL GOODS SECTOR AS STOCK PRICES BECAME MORE ATTRACTIVE. IN GENERAL, THE SECTOR ALLOCATION IS WELL DIVERSIFIED RELATIVE TO THE BENCHMARK.


Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000
             VALUE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class  Investor C Class   Russell 2000 Value Index
4/13/92      $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
Jun-92        $9,680           $9,680            $9,244             $9,680             $9,680                 $9,657
Sep-92       $10,151          $10,151            $9,694            $10,151            $10,151                 $9,933
Dec-92       $11,686          $11,686           $11,160            $11,686            $11,686                $11,416
Mar-93       $12,412          $12,412           $11,854            $12,412            $12,412                $11,903
Jun-93       $12,251          $12,251           $11,699            $12,251            $12,251                $12,162
Sep-93       $13,233          $13,232           $12,637            $13,232            $13,232                $13,225
Dec-93       $13,866          $13,856           $13,228            $13,851            $13,851                $13,596
Mar-94       $13,608          $13,599           $12,973            $13,584            $13,584                $13,236
Jun-94       $13,349          $13,322           $12,707            $13,306            $13,306                $12,720
Sep-94       $14,061          $14,022           $13,378            $14,009            $14,009                $13,603
Dec-94       $13,800          $13,768           $13,125            $13,733            $13,733                $13,350
Mar-95       $14,256          $14,212           $13,548            $14,154            $14,154                $13,965
Jun-95       $15,085          $15,028           $14,311            $14,933            $14,933                $15,274
Sep-95       $16,513          $16,428           $15,644            $16,297            $16,297                $16,783
Dec-95       $16,994          $16,898           $16,091            $16,732            $16,732                $17,147
Mar-96       $17,903          $17,797           $16,923            $17,583            $17,583                $18,023
Jun-96       $18,519          $18,383           $17,474            $18,123            $18,123                $18,925
Sep-96       $18,599          $18,449           $17,530            $18,146            $18,146                $18,991
Dec-96       $20,369          $20,203           $19,203            $19,829            $19,829                $19,979
Mar-97       $20,206          $20,015           $19,016            $19,210            $19,210                $18,946
Jun-97       $24,603          $24,362           $23,139            $23,325            $23,325                $21,805
Sep-97       $30,016          $29,686           $28,184            $28,370            $28,370                $24,616
Dec-97       $30,280          $29,911           $28,392            $28,534            $28,534                $25,030
Mar-98       $32,657          $32,241           $30,578            $30,677            $30,677                $27,120
Jun-98       $30,942          $30,507           $28,939            $28,966            $28,966                $26,141
Sep-98       $24,902          $24,540           $23,270            $23,239            $23,239                $21,467
Dec-98       $28,396          $27,965           $26,512            $26,425            $26,425                $23,414
Mar-99       $24,225          $23,835           $22,572            $22,483            $22,483                $21,145
Jun-99       $28,416          $27,939           $26,445            $26,280            $26,280                $24,644
Sep-99       $26,202          $25,738           $24,369            $24,154            $24,154                $22,715
Dec-99       $27,020          $26,525           $25,098            $24,830            $24,830                $23,062
Mar-00       $27,700          $27,167           $25,695            $25,386            $25,404                $23,941
Jun-00       $28,146          $27,588           $26,094            $25,724            $25,724                $24,405
Sep-00       $30,696          $30,060           $28,413            $27,952            $27,969                $26,197
Dec-00       $32,520          $31,831           $30,104            $29,531            $29,550                $28,321
Mar-01       $31,495          $30,818           $29,123            $28,533            $28,554                $28,596
Jun-01       $35,171          $34,390           $32,478            $31,760            $31,781                $31,924
Sep-01       $30,841          $30,146           $28,437            $27,768            $27,789                $27,666

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                         1 Year      3 Year      5 Year       From Inception
                                        --------    --------   --------       --------------
  Institutional Class                    0.47%       7.39%       8.65%             11.55%
  Service Class                          0.28%       7.10%       8.34%             11.28%
  Investor A Class (Load Adjusted)      (4.44)%      5.29%       7.19%             10.59%
  Investor A Class (NAV)                 0.09%       6.91%       8.18%             11.13%
  Investor B Class (Load Adjusted)      (4.89)%      5.07%       7.05%             10.55%
  Investor B Class (NAV)                (0.66)%      6.11%       7.35%             10.55%
  Investor C Class (Load Adjusted)      (1.60)%      6.13%       7.37%             10.56%
  Investor C Class (NAV)                (0.65)%      6.13%       7.37%             10.56%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/13/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 10/1/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $1.1 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o AS THE U.S. ECONOMY CONTINUED TO WEAKEN, THE FEDERAL RESERVE MOVED TO AN EASING POLICY ON JANUARY 3RD WITH A SERIES OF INTEREST RATE CUTS FROM 6.5% TO THE CURRENT LEVEL OF 3.0%. THIS PERIOD HAS BEEN EXCEEDINGLY DIFFICULT FOR AGGRESSIVE GROWTH STOCKS. SMALL CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 2000 GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL 2000 VALUE INDEX.

   o THE PORTFOLIO HAS RECENTLY INCREASED POSITIONS IN HEALTHCARE, CAPITAL GOODS, COMMERCIAL SERVICES AND CONSUMER STAPLES. HEALTHCARE, HEALTHCARE SERVICES, AND CONSUMER STAPLES, THE LARGEST OVERWEIGHTS IN THE PORTFOLIO, REFLECT THE BELIEF THAT THE ECONOMY IS NOT LIKELY TO STAGE A STRONG RECOVERY IN THE NEAR FUTURE. ADDITIONALLY, AT THE END OF THE PERIOD, THE PORTFOLIO WAS SIGNIFICANTLY UNDERWEIGHT IN TECHNOLOGY, SOFTWARE AND CONSUMER SERVICES. THIS DEFENSIVE POSITION, ALLOWED THE PORTFOLIO TO AVOID SOME OF THE AREAS MOST NEGATIVELY IMPACTED BY EARNINGS DISAPPOINTMENTS AND EXTRANEOUS EVENTS.

   o DESPITE THE FACT THAT TOUGH ECONOMIC TIMES HAVE IMPACTED MANY OF THE COMPANIES IN THE PORTFOLIO, WE ARE OPTIMISTIC ABOUT THE FUTURE AND BELIEVE THAT THE GROWTH INVESTMENT STYLE WILL GENERATE BOTH STRONG ABSOLUTE AND RELATIVE PERFORMANCE IN THE FUTURE.


Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.



       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL
             CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class   Russell 2000 Growth Index
9/14/93      $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
Sep-93       $10,470          $10,470            $9,956            $10,470            $10,470                $10,141
Dec-93       $10,379          $10,374            $9,904            $10,371            $10,371                $10,407
Mar-94        $9,858           $9,854            $9,398             $9,841             $9,841                 $9,984
Jun-94        $9,169           $9,143            $8,729             $9,141             $9,141                 $9,357
Sep-94       $10,170          $10,144            $9,666            $10,121            $10,121                $10,231
Dec-94       $10,990          $10,955           $10,439            $10,931            $10,931                $10,155
Mar-95       $11,672          $11,635           $11,079            $11,601            $11,601                $10,711
Jun-95       $13,195          $13,146           $12,512            $13,101            $13,101                $11,773
Sep-95       $15,100          $15,026           $14,307            $14,981            $14,981                $13,111
Dec-95       $16,213          $16,066           $15,282            $16,002            $16,002                $13,304
Mar-96       $18,291          $18,107           $17,221            $17,993            $17,993                $14,069
Jun-96       $20,941          $20,719           $19,695            $20,534            $20,534                $14,891
Sep-96       $22,025          $21,809           $20,717            $21,535            $21,535                $14,763
Dec-96       $21,332          $21,110           $20,040            $20,784            $20,784                $14,803
Mar-97       $17,182          $16,989           $16,114            $16,190            $16,190                $13,240
Jun-97       $20,921          $20,678           $19,608            $20,267            $20,267                $15,564
Sep-97       $25,524          $25,197           $23,883            $24,650            $24,650                $18,197
Dec-97       $23,293          $22,964           $21,772            $22,449            $22,449                $16,705
Mar-98       $25,534          $25,153           $23,829            $24,528            $24,528                $18,689
Jun-98       $24,566          $24,177           $22,909            $23,517            $23,517                $17,615
Sep-98       $19,923          $19,552           $18,554            $19,006            $19,006                $13,676
Dec-98       $25,009          $24,516           $23,256            $23,788            $23,788                $16,909
Mar-99       $25,692          $25,173           $23,884            $24,369            $24,369                $16,625
Jun-99       $26,841          $26,273           $24,923            $25,380            $25,380                $19,077
Sep-99       $28,878          $28,257           $26,787            $27,233            $27,233                $18,139
Dec-99       $43,132          $42,170           $39,974            $40,558            $40,558                $24,195
Mar-00       $51,901          $50,693           $48,041            $48,653            $48,670                $26,443
Jun-00       $56,785          $55,493           $52,672            $53,363            $53,396                $28,394
Sep-00       $56,864          $55,527           $52,640            $53,283            $53,315                $27,267
Dec-00       $45,161          $44,144           $41,791            $42,222            $42,242                $21,759
Mar-01       $34,043          $33,249           $31,490            $31,729            $31,762                $18,450
Jun-01       $36,620          $35,759           $33,826            $34,030            $34,087                $21,767
Sep-01       $26,311          $25,679           $24,267            $24,386            $24,409                $15,655

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year        5 Year       From Inception
                                            --------       --------     --------       --------------
  Institutional Class                       (53.73)%         3.02%        (0.21)%           10.16%
  Service Class                             (53.76)%         2.79%        (0.53)%            9.81%
  Investor A Class (Load Adjusted)          (55.97)%         0.96%        (1.61)%            8.99%
  Investor A Class (NAV)                    (53.90)%         2.53%        (0.70)%            9.62%
  Investor B Class (Load Adjusted)          (55.65)%         1.14%        (1.60)%            9.05%
  Investor B Class (NAV)                    (54.24)%         1.85%        (1.39)%            9.05%
  Investor C Class (Load Adjusted)          (54.53)%         1.85%        (1.39)%            9.05%
  Investor C Class (NAV)                    (54.21)%         1.85%        (1.39)%            9.05%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/14/93; Service and Investor A Shares, 9/15/93; Investor B Shares, 1/18/96; and Investor C Shares, 9/6/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $209.6 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $500 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o AS THE U.S. ECONOMY CONTINUED TO WEAKEN, THE FEDERAL RESERVE MOVED TO AN EASING MONETARY POLICY DECREASING THE FED FUNDS TARGET RATE TO 3%. THROUGHOUT THE PERIOD AS INVESTORS BEGAN TO SEARCH FOR "SAFE HAVENS," VALUE STOCKS SUBSTANTIALLY OUTPERFORMED GROWTH STOCKS.

   o THE PORTFOLIO IS CURRENTLY BROADLY DIVERSIFIED ACROSS ALL SECTORS OF THE WILSHIRE MICRO CAP INDEX. OVER THE PERIOD, WE DECREASED EXPOSURE TO RETAIL AND TECHNOLOGY AND INCREASED POSITIONS IN HEALTHCARE AND BIOTECHNOLOGY. FOR THE PERIOD, STOCK SELECTION AND AN OVERWEIGHT IN HEALTHCARE ALONG WITH UNDERWEIGHTINGS IN TELECOMMUNICATIONS AND BASIC MATERIALS CONTRIBUTED POSITIVELY TO PERFORMANCE.

   o ALTHOUGH THE GROWTH INVESTMENT STYLE IS NOT CURRENTLY IN FAVOR, WE BELIEVE THAT THROUGH A CONSISTENT APPROACH, THE INVESTMENT STRATEGY WILL GENERATE BOTH STRONG RELATIVE AND ABSOLUTE PERFORMANCE IN THE FUTURE.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              MICRO-CAP EQUITY PORTFOLIO AND THE WILSHIRE MICRO CAP
                  INDEX FROM INCEPTION AND AT EACH QUARTER-END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class  Investor C Class      Wilshire Micro Cap
5/1/98       $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
5/31/98      $10,570          $10,570           $10,042            $10,570            $10,570                 $9,506
6/30/98      $10,951          $10,951           $10,403            $10,951            $10,951                 $9,461
7/31/98      $10,861          $10,861           $10,318            $10,861            $10,861                 $8,860
8/31/98       $8,710           $8,710            $8,275             $8,701             $8,701                 $6,995
9/30/98       $9,391           $9,391            $8,911             $9,370             $9,370                 $7,251
10/31/98      $9,051           $9,051            $8,589             $9,020             $9,020                 $7,404
11/30/98     $10,960          $10,950           $10,394            $10,910            $10,910                 $7,974
12/31/98     $13,031          $13,010           $12,351            $12,960            $12,960                 $9,017
1/31/99      $13,880          $13,860           $13,159            $13,789            $13,789                 $9,431
2/28/99      $13,131          $13,110           $12,446            $13,039            $13,039                 $8,785
3/31/99      $15,880          $15,850           $15,039            $15,739            $15,739                 $8,308
4/30/99      $16,700          $16,660           $15,809            $16,539            $16,539                 $8,573
5/31/99      $17,061          $17,020           $16,151            $16,889            $16,889                 $8,783
6/30/99      $20,950          $20,811           $19,819            $20,710            $20,710                 $9,495
7/31/99      $21,520          $21,379           $20,350            $21,261            $21,261                 $9,588
8/31/99      $23,799          $23,630           $22,497            $23,480            $23,480                 $9,298
9/30/99      $24,730          $24,547           $23,372            $24,380            $24,380                 $9,178
12/31/00     $41,897          $41,558           $39,536            $41,180            $41,180                $11,695
3/31/00      $55,262          $54,777           $52,092            $54,143            $54,147                $14,118
6/30/00      $53,201          $52,679           $50,097            $51,977            $51,970                $12,759
9/30/00      $50,360          $49,829           $47,367            $47,329            $49,050                $12,735
12/31/00     $38,651          $38,209           $36,302            $37,520            $37,523                $10,761
3/31/01      $30,129          $29,769           $28,266            $28,129            $29,163                $11,209
6/30/01      $36,308          $35,838           $34,019            $35,038            $35,039                $13,383
9/30/01      $27,057          $26,667           $25,317            $25,255            $26,017                $10,855

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                                1 Year          3 Year          From Inception
                                               --------        --------         --------------
  Institutional Class                          (46.28)%         42.29%              33.78%
  Service Class                                (46.49)%         41.78%              33.36%
  Investor A Class (Load Adjusted)             (49.21)%         39.25%              31.20%
  Investor A Class (NAV)                       (46.54)%         41.64%              33.20%
  Investor B Class (Load Adjusted)             (48.63)%         39.99%              31.84%
  Investor B Class (NAV)                       (46.91)%         40.59%              32.29%
  Investor C Class (Load Adjusted)             (47.34)%         40.54%              32.25%
  Investor C Class (NAV)                       (46.96)%         40.54%              32.25%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/1/98. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $49.5 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN U.S. AND FOREIGN COMPANIES WITH MARKET CAPITALIZATIONS GREATER THAN $25 MILLION. THE MANAGER SCREENS FOR COMPANIES IN THE SCIENCE AND TECHNOLOGY SECTORS WITH EARNINGS GROWTH POTENTIAL OF 20% OR HIGHER.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o THROUGH MOST OF THE PERIOD, STOCKS OF COMPANIES THAT HAD DEMONSTRATED HIGH RELATIVE EARNINGS GROWTH AND STRONG RELATIVE PRICE PERFORMANCE WERE UNDER PRESSURE. INVESTORS HAVE FAVORED MORE DEFENSIVE NAMES WITH BELOW AVERAGE VALUATIONS. THE PORTFOLIO, WHICH FOCUSES ON DYNAMIC GROWTH COMPANIES WITHIN THE TECHNOLOGY AND HEALTHCARE SEGMENTS, WAS NEGATIVELY IMPACTED BY THIS SHIFT IN INVESTOR SENTIMENT.

   o THE PORTFOLIO'S FOCUS ON TECHNOLOGY CLEARLY HAD A NEGATIVE IMPACT ON PERFORMANCE. TECHNOLOGY HAS BEEN THE WORST PERFORMING SEGMENT OF THE S&P DURING 2001. DURING THE THIRD QUARTER ALONE, THE NASDAQ, WHICH INCLUDES MANY HIGH GROWTH TECHNOLOGY COMPANIES, DECLINED NEARLY 30%. POSITIONS IN THE HEALTHCARE SECTOR, HOWEVER, HELPED OFFSET SOME OF THE WEAKNESS IN TECHNOLOGY.

   o WHILE THE HIGHER GROWTH SEGMENTS OF TECHNOLOGY AND HEALTHCARE HAVE BEEN UNDER PRESSURE FOR MOST OF THE PERIOD, WE BELIEVE THE OUTLOOK FOR BOTH SEGMENTS IS POSITIVE. THE ECONOMIC STIMULUS PACKAGE FROM WASHINGTON SHOULD LEAD TO STRONGER ECONOMIC GROWTH, HELPING MANY TECHNOLOGY COMPANIES. ON THE HEALTHCARE FRONT, ADVANCES IN THE MAPPING OF THE HUMAN GENOME WILL CREATE FANTASTIC OPPORTUNITIES FOR THE DEVELOPMENT OF NEW DRUGS TO IMPROVE THE QUALITY OF LIFE.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO AND THE S&P 500
                  INDEX FROM INCEPTION AND AT EACH QUARTER-END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class   Investor A Class   Investor B Class   Investor C Class           S&P 500
5/15/00      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
5/31/00       $9,600           $9,600            $9,120             $9,600             $9,600                 $9,781
6/30/00      $11,400          $11,400           $10,830            $11,390            $11,390                $10,023
7/31/00      $10,840          $10,840           $10,298            $10,821            $10,821                 $9,866
8/31/00      $12,530          $12,521           $11,894            $12,491            $12,491                $10,479
9/30/00      $12,490          $12,480           $11,847            $12,441            $12,441                 $9,925
10/31/00     $11,010          $11,000           $10,441            $10,960            $10,960                 $9,884
11/30/00      $9,730           $9,730            $9,224             $9,670             $9,680                 $9,105
12/31/00      $9,489           $9,489            $8,996             $9,430             $9,430                 $9,150
1/31/01       $8,630           $8,630            $8,180             $8,560             $8,560                 $9,474
2/28/01       $6,969           $6,960            $6,603             $6,910             $6,910                 $8,610
3/31/01       $6,189           $6,180            $5,862             $5,854             $6,068                 $8,064
4/30/01       $7,299           $7,289            $6,907             $7,219             $7,219                 $8,691
5/31/01       $6,809           $6,800            $6,441             $6,729             $6,729                 $8,109
6/30/01       $6,829           $6,810            $6,451             $6,729             $6,739                 $7,911
7/31/01       $6,259           $6,240            $5,910             $6,169             $6,169                 $7,833
8/31/01       $5,649           $5,640            $5,340             $5,570             $5,569                 $7,343
9/30/01       $4,409           $4,399            $4,162             $4,166             $4,340                 $6,750

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year            From Inception
                                            --------           --------------
  Institutional Class                       (64.69)%              (44.75)%
  Service Class                             (64.74)%              (44.84)%
  Investor A Class (Load Adjusted)          (66.64)%              (47.03)%
  Investor A Class (NAV)                    (64.88)%              (45.02)%
  Investor B Class (Load Adjusted)          (66.68)%              (46.98)%
  Investor B Class (NAV)                    (65.11)%              (45.39)%
  Investor C Class (Load Adjusted)          (65.46)%              (45.39)%
  Investor C Class (NAV)                    (65.11)%              (45.39)%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/15/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                            EUROPEAN EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $9.5 MILLION

PERFORMANCE BENCHMARK:
     MSCI EUROPE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY EUROPEAN COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $1 BILLION. THE FUND MANAGER INVESTS PRIMARILY IN "GROWTH" STOCKS; HOWEVER, IT MAY ALSO TAKE ADVANTAGE OF OPPORTUNITIES IN "VALUE" STOCKS AT APPROPRIATE POINTS IN THE MARKET OR ECONOMIC CYCLE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o THE EUROPEAN MARKETS FACED A GREAT DEAL OF VOLATILITY THROUGHOUT THE PERIOD DUE TO THE SELL OFF IN TECHNOLOGY STOCKS, DOWNGRADED GROSS DOMESTIC PRODUCT ESTIMATES, AND DISAPPOINTING CORPORATE EARNINGS. DESPITE SIGNS OF SLOWING ECONOMIC GROWTH, THE EUROPEAN CENTRAL BANK WAS INITIALLY VERY HESITANT TO LOWER SHORT-TERM INTEREST RATES TO POSSIBLY SPUR THE ECONOMY. HOWEVER, IN RESPONSE TO THE DETERIORATING OUTLOOK CENTRAL BANKS CUT INTEREST RATES AGGRESSIVELY IN AUGUST AND SEPTEMBER.

   o THE SLIDE IN EUROPEAN MARKETS CONTINUED TO GATHER MOMENTUM DURING THE LATTER HALF OF THE PERIOD BEFORE BECOMING A VIRTUAL FREEFALL IN SEPTEMBER. ATTEMPTS TO SHORE UP MARKET CONFIDENCE BY CUTTING INTEREST RATES HAVE BEEN MORE THAN OFFSET BY THE RAPID ECONOMIC DECELERATION AND EVAPORATION OF CORPORATE EARNINGS GROWTH ACROSS BROAD SECTIONS OF THE MARKET.

   o THE PORTFOLIO MAINTAINED A DEFENSIVE STANCE BY POSITIONING ITSELF IN LESS VOLATILE AND CYCLICAL SECTORS, WHICH WERE INDUSTRY LEADERS. HEALTHCARE, UTILITIES, AND CONSUMER STAPLES PERFORMED WELL WHILE INDUSTRIAL AND CONSUMER CYCLICALS WERE WEAK AND TECHNOLOGY STOCKS CONTINUED TO DECLINE SHARPLY. THE IMPACT OF THE TERRORIST ATTACKS IN THE U.S. ON STOCKS WAS FELT ACROSS THE MARKET BUT SPECIFICALLY IN THE AIRLINE, LEISURE AND INSURANCE SECTORS.

   o OVERALL, A DOWNWARD ECONOMIC TREND CHARACTERIZED THE MARKET CONDITIONS THROUGHOUT THE PERIOD. IN THE WAKE OF THE TERRORIST ATTACKS ON THE U.S., MANY MARKETS THROUGHOUT THE WORLD HAVE SHOWED SIGNIFICANT DECLINES, AND THE PORTFOLIO IS NOW LOOKING TO COMPANIES WITH STABLE BALANCE SHEETS AND EXPERIENCED MANAGEMENT.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               EUROPEAN EQUITY PORTFOLIO AND THE MSCI EUROPE INDEX
                     FROM INCEPTION AND AT EACH QUARTER-END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class   Investor C Class          MSCI Europe
6/23/00      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
6/30/00      $10,340          $10,340            $9,823            $10,340            $10,340                $10,060
7/31/00      $10,050          $10,050            $9,548            $10,040            $10,040                 $9,900
8/31/00       $9,921           $9,921            $9,425             $9,901             $9,911                 $9,783
9/30/00       $9,511           $9,491            $9,026             $9,481             $9,481                 $9,325
10/31/00      $9,192           $9,191            $8,722             $9,151             $9,160                 $9,254
11/30/00      $9,081           $9,081            $8,608             $9,031             $9,030                 $8,896
12/31/00      $9,718           $9,681            $9,215             $9,661             $9,660                 $9,509
1/31/01       $9,978           $9,951            $9,462             $9,912             $9,910                 $9,514
2/28/01       $9,287           $9,262            $8,797             $9,212             $9,221                 $9,505
3/31/01       $8,384           $8,351            $7,942             $8,312             $8,311                 $8,796
4/30/01       $9,016           $8,991            $8,541             $8,932             $8,931                 $9,421
5/31/01       $8,525           $8,491            $8,066             $8,432             $8,430                 $8,962
6/30/01       $8,244           $8,191            $7,800             $8,142             $8,151                 $8,623
7/31/01       $8,375           $8,351            $7,923             $8,261             $8,270                 $8,645
8/31/01       $8,114           $8,091            $7,666             $8,001             $8,001                 $8,419
9/30/01       $7,231           $7,222            $6,840             $6,836             $7,130                 $7,579

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 Year            From Inception
                                             --------           --------------
  Institutional Class                        (23.98)%              (22.49)%
  Service Class                              (23.92)%              (22.57)%
  Investor A Class (Load Adjusted)           (28.00)%              (25.79)%
  Investor A Class (NAV)                     (24.21)%              (22.74)%
  Investor B Class (Load Adjusted)           (28.27)%              (25.84)%
  Investor B Class (NAV)                     (24.89)%              (23.42)%
  Investor C Class (Load Adjusted)           (25.54)%              (23.33)%
  Investor C Class (NAV)                     (24.79)%              (23.33)%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 6/23/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $544.5 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED, WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE FUND MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o FOR THE ANNUAL PERIOD ENDED 9/30/01, INTERNATIONAL EQUITY MARKETS POSTED A -28.54% RETURN AS MEASURED BY THE EAFE INDEX. THE BEGINNING OF THE FISCAL YEAR FOUND THE EUROPEAN MARKETS CHARACTERIZED BY CONTINUED PROFIT-TAKING IN TECHNOLOGY AND TELECOM STOCKS. THESE SECTORS WERE SIGNIFICANTLY WEAK AND EXPERIENCED SIGNIFICANT VOLATILITY THROUGHOUT THE ENTIRE PERIOD. DESPITE EVIDENCE OF A SUBSTANTIAL DOWNTURN IN ECONOMIC GROWTH, THE EUROPEAN CENTRAL BANK WAS RELUCTANT TO LOWER INTEREST RATES UNTIL MAY 2001. JAPAN, ON THE OTHER HAND, PROGRESSIVELY EASED RATES AND RETURNED TO THE ZERO INTEREST POLICY THAT IT HAD ABANDONED IN AUGUST OF 2000.

   o IN RESPONSE TO THE VOLATILITY IN OVERSEAS MARKETS, THE PORTFOLIO STARTED THE YEAR BY CONCENTRATING IN CONTINENTAL EUROPEAN EQUITIES, AND THEN FOCUSED ON TAKING ADVANTAGE OF THE WEAKENED JAPANESE MARKET IN THE FOLLOWING QUARTER. THE PORTFOLIO BEGAN THE SECOND HALF OF THE PERIOD OVERWEIGHT INDUSTRIALS AND UNDERWEIGHT FINANCIALS, DESPITE THE BEST RETURNS COMING FROM SOME OF THE DEFENSIVE AND CYCLICAL SECTORS. THROUGHOUT THE PERIOD, THE PORTFOLIO BEGAN ADDING TO THE TELECOM SECTOR WHILE IT TRIMMED ITS EXPOSURE TO TECHNOLOGY. OVERALL, STRONG EMERGING MARKET HOLDINGS HAVE BENEFITED THE PORTFOLIO, AS WELL AS UNDERWEIGHTING TECHNOLOGY. HOWEVER, MANY OF THESE POSITIVES HAVE BEEN OFFSET BY EXPOSURE TO THE TELECOM SECTOR.

   o ALL MAJOR GEOGRAPHIC AREAS CONTRIBUTED TO THE FALL ALTHOUGH THE WORST OF THE PAIN WAS FELT IN THOSE TRADE SENSITIVE ECONOMIES OF ASIA AND LATIN AMERICA WHERE 20% PLUS DECLINES WERE COMMONPLACE. IN THIS TIME OF HEIGHTENED ECONOMIC UNCERTAINTY AND RISING EQUITY RISK IT IS NO GREAT SURPRISE TO FIND THE TRADITIONAL "SAFE-HAVEN" SECTORS OF PHARMACEUTICALS, CONSUMER STAPLES AND UTILITIES SUBSTANTIALLY OUTPERFORMING THE INDEX RETURN. HOLDINGS CONTINUE TO BE CONCENTRATED IN COMPANIES WITH STRONG BALANCE SHEETS, PROVEN MANAGEMENT AND BUSINESS FRANCHISES. THE MAJORITY OF THE CANDIDATES THAT MEET THIS CRITERIA ARE LOCATED IN EUROPE RATHER THAN JAPAN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class   Investor A Class   Investor B Class  Investor C Class        MSCI EAFE Index
4/27/92      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
6/30/92      $10,429          $10,429            $9,908            $10,430            $10,430                 $9,529
9/30/92       $9,938           $9,938            $9,442             $9,939             $9,939                 $9,682
12/31/92      $9,816           $9,816            $9,327             $9,817             $9,817                 $9,317
3/31/93      $10,962          $10,962           $10,415            $10,963            $10,963                $10,443
6/30/93      $11,602          $11,602           $11,024            $11,604            $11,604                $11,502
9/30/93      $12,692          $12,692           $12,058            $12,693            $12,693                $12,273
12/31/93     $13,435          $13,423           $12,747            $13,418            $13,418                $12,386
3/31/94      $13,591          $13,569           $12,886            $13,564            $13,564                $12,827
6/30/94      $13,643          $13,621           $12,916            $13,596            $13,596                $13,492
9/30/94      $14,050          $14,007           $13,293            $13,992            $13,992                $13,513
12/31/94     $13,468          $13,428           $12,732            $13,392            $13,392                $13,385
3/31/95      $13,371          $13,332           $12,630            $13,263            $13,263                $13,644
6/30/95      $13,854          $13,796           $13,069            $13,692            $13,692                $13,753
9/30/95      $14,394          $14,318           $13,560            $14,185            $14,185                $14,337
12/31/95     $14,807          $14,730           $13,954            $14,580            $14,580                $14,929
3/31/96      $15,165          $15,076           $14,271            $14,877            $14,877                $15,371
6/30/96      $15,849          $15,733           $14,893            $15,496            $15,496                $15,625
9/30/96      $15,548          $15,422           $14,587            $15,152            $15,152                $15,616
12/31/96     $16,070          $15,929           $15,068            $15,626            $15,626                $15,876
3/31/97      $15,960          $15,795           $14,942            $15,470            $15,470                $15,638
6/30/97      $17,699          $17,501           $16,530            $17,095            $17,095                $17,679
9/30/97      $17,869          $17,658           $16,679            $17,215            $17,215                $17,566
12/31/97     $16,914          $16,698           $15,758            $16,245            $16,245                $16,201
3/31/98      $19,350          $19,085           $18,010            $18,530            $18,530                $18,596
6/30/98      $19,487          $19,198           $18,093            $18,591            $18,591                $18,806
9/30/98      $16,611          $16,363           $15,419            $15,806            $15,806                $16,145
12/31/98     $19,525          $19,219           $18,124            $18,521            $18,521                $19,495
3/31/99      $19,819          $19,498           $18,361            $18,740            $18,740                $19,779
6/30/99      $20,668          $20,333           $19,110            $18,816            $19,501                $20,296
9/30/99      $21,337          $20,969           $19,710            $19,363            $20,068                $21,201
12/31/99     $25,569          $25,102           $23,585            $23,137            $23,979                $24,816
3/31/00      $24,479          $24,010           $22,557            $22,085            $22,872                $24,793
6/30/00      $23,437          $22,980           $21,573            $21,073            $21,838                $23,826
9/30/00      $21,365          $20,935           $19,647            $19,166            $19,861                $21,904
12/31/00     $20,604          $20,167           $18,910            $18,428            $19,097                $21,317
3/31/01      $18,045          $17,654           $16,543            $16,088            $16,654                $18,394
6/30/01      $17,571          $17,167           $16,048            $15,610            $16,176                $18,201
9/30/01      $15,010          $14,672           $13,697            $13,304            $13,805                $15,653

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year       5 Year        From Inception
                                            --------       --------     --------     ------------------
  Institutional Class                       (29.74)%       (3.29)%       (0.69)%             4.41%
  Service Class                             (29.91)%       (3.57)%       (0.99)%             4.15%
  Investor A Class (Load Adjusted)          (33.75)%       (5.50)%       (2.26)%             3.39%
  Investor A Class (NAV)                    (30.29)%       (3.87)%       (1.25)%             3.96%
  Investor B Class (Load Adjusted)          (33.19)%       (5.22)%       (2.12)%             3.47%
  Investor B Class (NAV)                    (30.59)%       (4.45)%       (1.87)%             3.47%
  Investor C Class (Load Adjusted)          (31.08)%       (4.41)%       (1.84)%             3.48%
  Investor C Class (NAV)                    (30.50)%       (4.41)%       (1.84)%             3.48%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/27/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/5/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $138.7 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX (EMW INDEX) INVESTMENT APPROACH:

     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, WHICH THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o WHILE THE MARKET CONTINUED TO REACT NEGATIVELY TO THE DETERIORATING MACRO ENVIRONMENT, VALUE STOCKS SUBSTANTIALLY OUTPERFORMED GROWTH STOCKS. AS ECONOMIC WEAKNESS BECAME MORE EXTENSIVE, THE FEDERAL RESERVE MOVED TO AN EASING MONETARY POLICY, LOWERING INTEREST RATES FROM 6.5% ON JANUARY 3 TO THE CURRENT LEVEL OF 3.0%.

   o AS INTERNATIONAL EQUITY MARKETS CONTINUED TO FOLLOW U.S. MARKETS LOWER, WE HAVE POSITIONED THE PORTFOLIO DEFENSIVELY. IT IS OUR BELIEF THAT THE GLOBAL ECONOMIC WEAKNESS WILL BE DEEPER AND MORE PROTRACTED THAN ORIGINALLY BELIEVED. THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS, IN PARTICULAR, ARE PLAGUED WITH EXCESS CAPACITY, WHICH ADVERSELY EFFECTS THE PRICING ENVIRONMENT.

   o IN THIS ENVIRONMENT THE PORTFOLIO IS WELL DIVERSIFIED, WITH A FEW WELL CONSIDERED BETS. OUR IMMEDIATE STRATEGY IS TO PRESERVE CAPITAL, WHILE POSITIONING THE PORTFOLIO FOR AN EVENTUAL INFLECTION IN THE MARKETS.

   o THE PORTFOLIO'S COUNTRY ALLOCATION CONTRIBUTED POSITIVELY TO PERFORMANCE. IN THE RECENT QUARTER WE PARED BACK OUR EXPOSURE TO THE UNITED KINGDOM AND REMAINED SIGNIFICANTLY UNDERWEIGHT JAPANESE COMPANIES.

Although the Portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON
                EMW EX-US FROM INCEPTION AND AT EACH QUARTER-END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class   Investor C Class       Salomon EMW EXUS
9/26/97      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
12/31/97      $9,458           $9,447            $8,996             $9,458             $9,458                 $8,943
3/31/98      $11,354          $11,343           $10,786            $11,324            $11,324                $10,431
6/30/98      $11,966          $11,954           $11,348            $11,896            $11,896                $10,393
9/30/98       $9,588           $9,587            $9,090             $9,508             $9,508                 $8,821
12/31/98     $10,510          $10,506            $9,934            $10,367            $10,367                 $9,982
3/31/99      $10,736          $10,709           $10,125            $10,568            $10,568                $10,123
6/30/99      $12,689          $12,649           $11,960            $12,452            $12,452                $10,746
9/30/99      $14,563          $14,488           $13,699            $14,247            $14,247                $11,292
12/31/99     $26,452          $26,316           $24,883            $25,829            $25,829                $12,329
3/31/00      $32,969          $32,748           $30,952            $32,088            $32,088                $12,579
6/30/00      $28,436          $28,239           $26,686            $27,605            $27,605                $12,359
9/30/00      $27,964          $27,756           $26,206            $27,067            $27,067                $11,856
12/31/00     $24,301          $24,081           $22,742            $23,445            $23,434                $11,197
3/31/01      $20,986          $20,777           $19,619            $20,179            $20,182                $10,003
6/30/01      $21,544          $21,249           $20,112            $20,658            $20,648                $10,308
9/30/01      $18,453          $18,206           $17,199            $17,285            $17,640                 $8,721

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                                 1 Year          3 Year          From Inception
                                               --------       --------      ----------------------
  Institutional Class                          (34.01)%         24.38%              16.57%
  Service Class                                (34.41)%         23.83%              16.17%
  Investor A Class (Load Adjusted)             (37.65)%         21.60%              14.48%
  Investor A Class (NAV)                       (34.36)%         23.69%              15.96%
  Investor B Class (Load Adjusted)             (37.75)%         22.10%              14.83%
  Investor B Class (NAV)                       (34.83)%         22.88%              15.16%
  Investor C Class (Load Adjusted)             (35.48)%         22.88%              15.16%
  Investor C Class (NAV)                       (34.83)%         22.88%              15.16%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 9/26/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                          ASIA PACIFIC EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $2.0 MILLION

PERFORMANCE BENCHMARK:
     MSCI ALL COUNTRY ASIA PACIFIC INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY ASIA PACIFIC REGION COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $500 MILLION, WHOSE EARNINGS, THE FUND MANAGER BELIEVES, ARE IN A STRONG GROWTH TREND OR WHOSE STOCK THE FUND MANAGER BELIEVES IS UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o JAPAN BEGAN THE ANNUAL PERIOD SHOWING POSITIVE SIGNS OF GROWTH AS ITS GROSS DOMESTIC PRODUCT GREW 0.8% OVER THE 4TH QUARTER OF 2000. HOWEVER, A SHARP DECLINE IN EXPORTS IN RESPONSE TO SHRINKING ECONOMIC GROWTH IN OTHER ECONOMIES LED THE BANK OF JAPAN TO PROGRESSIVELY MOVE INTEREST RATES LOWER UNTIL THEY CULMINATED IN A ZERO INTEREST RATE POLICY, ONE WHICH THEY HAD PREVIOUSLY ABANDONED IN AUGUST OF 2000. THE PROSPECT OF SLOWER GROWTH CONTINUED TO WEIGH HEAVILY WITHIN THE REST OF ASIA OVER THE PERIOD AS ECONOMIC INDICATORS PROGRESSIVELY WORSENED, AND THE TECHNOLOGY SECTOR SAW A GREAT DEAL OF PROFIT-TAKING AND POOR PERFORMANCE. THE OUTLOOK FOR GLOBAL RECOVERY DETERIORATED FURTHER WITH THE SEPTEMBER 11TH TRAGEDY, WHICH IS LIKELY TO ACCELERATE THE WEAKNESS ALREADY EVIDENT IN THE U.S. AS BUSINESS AND CONSUMER CONFIDENCE REMAIN SO FRAGILE.

   o CLEARLY, AS FAR AS THE REGION OVERALL WAS CONCERNED, GLOBAL FACTORS WERE VERY MUCH THE DRIVING FORCE PARTICULARLY TOWARDS THE END OF THE PERIOD WHEN STOCK PRICE MOVES WERE THE MOST DRAMATIC. CONSEQUENTLY, POSITIVE LOCAL DEVELOPMENTS HAD BEEN ALMOST COMPLETELY ECLIPSED BY THE END OF SEPTEMBER. THESE INCLUDED RESILIENT CONSUMER SPENDING IN KOREA AND THAILAND AND A SIGNIFICANT PICK UP IN THE AUSTRALIAN HOUSING SECTOR. A NUMBER OF THESE STORIES REFLECTING STRUCTURAL CHANGE IN LOCAL ECONOMIES WILL PROBABLY RE-EMERGE AS INVESTMENT THEMES OVER THE COMING MONTHS, BUT FOR THE MOMENT ALL EYES REMAIN ON GLOBAL ISSUES.

   o MUCH OF THE RELATIVE SUCCESS OF THE PORTFOLIO IS ATTRIBUTABLE TO ITS REDUCED EXPOSURE TO TAIWAN AND JAPAN AT CRITICAL TIMES THROUGHOUT THE YEAR. IN ADDITION THE PROGRESSIVE MOVE TO A MORE DEFENSIVE PORTFOLIO STANCE HAS ACCELERATED THE MOVE OUT OF U.S. CONSUMER-ORIENTED STOCKS FOLLOWING THE RECENT TERRORIST ATTACK. THE PORTFOLIO WILL CONCENTRATE ON COMPANIES WITH STRONG BALANCE SHEETS, VALUATION SUPPORT, SURVIVABILITY AND, WHERE POSSIBLE, SECURITY OF EARNINGS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           ASIA PACIFIC EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY ASIA
               PACIFIC INDEX FROM INCEPTION AND AT EACH MONTH END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                                            MSCI All
     Institutional Class    Service Class  Investor A Class   Investor B Class   Investor C Class     Country Asia Pacific
6/23/00      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
6/30/00      $10,190          $10,190            $9,690            $10,190            $10,190                $10,100
7/31/00       $9,390           $9,390            $8,892             $9,390             $9,390                 $9,175
8/31/00       $9,870           $9,861            $9,338             $9,861             $9,861                 $9,537
9/30/00       $9,250           $9,211            $8,749             $9,221             $9,230                 $8,899
10/31/00      $8,600           $8,560            $8,131             $8,571             $8,581                 $8,325
11/30/00      $8,566           $8,517            $8,099             $8,527             $8,537                 $8,019
12/31/00      $8,238           $8,199            $7,778             $8,188             $8,199                 $7,701
1/31/01       $8,289           $8,302            $7,827             $8,229             $8,240                 $7,927
2/28/01       $7,920           $7,922            $7,476             $7,861             $7,861                 $7,923
3/31/01       $7,531           $7,532            $7,106             $7,471             $7,482                 $7,473
4/30/01       $8,043           $8,045            $7,564             $7,974             $7,974                 $7,871
5/31/01       $8,053           $8,055            $7,574             $7,974             $7,985                 $7,852
6/30/01       $7,592           $7,594            $7,106             $7,502             $7,513                 $7,512
7/31/01       $7,028           $7,030            $6,561             $6,949             $6,949                 $7,033
8/31/01       $6,844           $6,846            $6,386             $6,765             $6,755                 $6,896
9/30/01       $6,312           $6,313            $5,899             $5,953             $6,201                 $6,113

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                            1 Year            From Inception
                                           --------          ----------------
  Institutional Class                      (31.76)%              (30.33)%
  Service Class                            (31.45)%              (30.32)%
  Investor A Class (Load Adjusted)         (35.91)%              (33.93)%
  Investor A Class (NAV)                   (32.57)%              (31.22)%
  Investor B Class (Load Adjusted)         (35.71)%              (33.42)%
  Investor B Class (NAV)                   (32.75)%              (31.30)%
  Investor C Class (Load Adjusted)         (33.48)%              (31.30)%
  Investor C Class (NAV)                   (32.83)%              (31.30)%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 6/23/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $37.7 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE FUND MANAGER BELIEVES ARE UNDERVALUED. RECENT PORTFOLIO MANAGEMENT ACTIVITY:

   o EMERGING MARKETS FELL 33.26% OVER THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2001, AS MEASURED BY THE EMF INDEX. OVERALL PERFORMANCE REFLECTED A POOR GLOBAL ENVIRONMENT FOR EQUITIES AS A RESULT OF A CONTINUED SLOWDOWN EMANATING FROM THE U.S., JAPAN, AND EUROPE. EMERGING MARKETS CONTINUE TO REFLECT A HEIGHTENED RISK AVERSION WITH BOND SPREADS WIDENING PARTICULARLY IN THE HIGH-RISK MARKETS OF ARGENTINA, TURKEY AND INCREASINGLY BRAZIL. IN MEXICO, CONCERNS ABOUT THE U.S. ECONOMY AND A REDUCTION IN FOREIGN DIRECT INVESTMENT HAVE LED TO A POOR PERFORMANCE AFTER A VERY STRONG FIRST HALF OF THE YEAR.

   o DUE TO THE ONGOING ECONOMIC SLOWDOWN, THE PORTFOLIO MAINTAINED A DEFENSIVE POSTURE WITH AN UNDERWEIGHT POSITION IN ASIA, EUROPE, AND THE MIDDLE EAST. EARLY IN THE YEAR, THE PORTFOLIO SUFFERED DUE TO UNDEREXPOSURE TO SOUTH AFRICA. ACROSS ALL MARKETS, THE PORTFOLIO WAS OVERWEIGHT FINANCIALS AS OUTPERFORMANCE WAS ANTICIPATED. DEFENSIVE SECTORS CONTINUED TO OUTPERFORM WITH THE ECONOMICALLY SENSITIVE AREAS OF TECHNOLOGY AND INDUSTRIALS BEARING THE BRUNT OF THE SELLING PRESSURE.

   o DESPITE THE CONTINUING DETERIORATION IN EMERGING MARKETS, THE PORTFOLIO'S RETURNS WERE ATTRIBUTED TO INCREASED EXPOSURE TO SOUTH AFRICA AND KOREA.

   o THROUGHOUT THE PERIOD, THE PORTFOLIO UPHELD A RELATIVELY DEFENSIVE POSITION WITH REGARDS TO THE ECONOMIC ANGUISH IN EUROPEAN AND ASIAN EMERGING MARKETS. THE PORTFOLIO CONTINUES TO MAINTAIN ITS OVERWEIGHT POSITION IN FINANCIALS ACROSS ALL MARKETS AND CONTINUES TO SEEK COMPANIES WITH STRONG BALANCE SHEETS AND PROVEN MANAGEMENT.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS
             FREE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class  Investor C Class   MSCI Emerging Free Index
6/17/94      $10,000          $10,000            $9,500            $10,000            $10,000                $10,000
6/30/94       $9,960           $9,960            $9,462             $9,960             $9,960                $10,058
9/30/94      $10,560          $10,550           $10,013            $10,540            $10,540                $12,076
12/31/94      $9,142           $9,131            $8,665             $9,121             $9,121                $10,340
3/31/95       $8,071           $8,060            $7,637             $8,039             $8,039                 $9,060
6/30/95       $8,758           $8,736            $8,272             $8,707             $8,707                $10,001
9/30/95       $8,478           $8,450            $7,997             $8,418             $8,418                 $9,937
12/31/95      $7,992           $7,955            $7,529             $7,925             $7,925                 $9,803
3/31/96       $8,810           $8,760            $8,291             $8,727             $8,727                $10,413
6/30/96       $9,327           $9,267            $8,770             $9,221             $9,221                $10,848
9/30/96       $9,069           $9,008            $8,515             $8,943             $8,943                $10,456
12/31/96      $8,973           $8,905            $8,418             $8,820             $8,820                $10,394
3/31/97      $10,197          $10,114            $9,552             $9,743             $9,743                $11,274
6/30/97      $10,954          $10,856           $10,244            $10,436            $10,436                $12,276
9/30/97      $10,080           $9,976            $9,411             $9,573             $9,573                $11,175
12/31/97      $8,160           $8,073            $7,611             $7,730             $7,730                 $9,217
3/31/98       $8,117           $8,021            $7,561             $7,659             $7,659                 $9,788
6/30/98       $6,286           $6,218            $5,845             $5,913             $5,913                 $7,478
9/30/98       $4,677           $4,627            $4,349             $4,391             $4,391                 $5,832
12/31/98      $5,171           $5,101            $4,798             $4,841             $4,841                 $6,881
3/31/99       $5,406           $5,334            $5,007             $5,045             $5,045                 $7,737
6/30/99       $7,084           $6,978            $6,564             $6,597             $6,597                 $9,625
9/30/99       $6,507           $6,409            $6,025             $6,046             $6,046                 $9,129
12/31/99      $8,726           $8,584            $8,065             $8,068             $8,068                $11,453
3/31/00       $8,597           $8,457            $7,944             $7,935             $7,935                $11,731
6/30/00       $7,660           $7,524            $7,073             $7,036             $7,036                $10,539
9/30/00       $6,626           $6,507            $6,101             $6,065             $6,056                 $9,169
12/31/00      $5,674           $5,489            $5,229             $5,177             $5,178                 $7,948
3/31/01       $5,290           $5,107            $4,859             $4,809             $4,810                 $7,515
6/30/01       $5,608           $5,404            $5,139             $5,085             $5,086                 $7,811
9/30/01       $4,403           $4,249            $4,027             $3,982             $3,983                 $6,119

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year      From Inception
                                            --------      --------     --------   ----------------------
  Institutional Class                       (33.54)%        (2.00)%      (13.46)%         (10.64)%
  Service Class                             (34.69)%        (2.80)%      (13.95)%         (11.08)%
  Investor A Class (Load Adjusted)          (37.29)%        (4.19)%      (14.79)%         (11.73)%
  Investor A Class (NAV)                    (33.99)%        (2.53)%      (13.91)%         (11.10)%
  Investor B Class (Load Adjusted)          (37.30)%        (4.35)%      (14.85)%         (11.55)%
  Investor B Class (NAV)                    (34.34)%        (3.20)%      (14.51)%         (11.55)%
  Investor C Class (Load Adjusted)          (23.85)%        (3.20)%      (14.51)%         (11.55)%
  Investor C Class (NAV)                    (34.23)%        (3.20)%      (14.51)%         (11.55)%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, Service Shares and Investor A Shares, 6/17/94; Investor B Shares, 4/25/96; and Investor C Shares, 3/21/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $980.6 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o AS THE U.S. ECONOMY CONTINUED TO WEAKEN, THE FEDERAL RESERVE EASED INTEREST RATES 50 BPS AND MADE 8 SUBSEQUENT CUTS, TOTALING 350 BPS DURING THE PERIOD. IN GENERAL, THE PORTFOLIO'S APPROACH TO BUYING INDUSTRY LEADERS HAS NOT BEEN REWARDED IN THE PAST FISCAL YEAR. MANY INDUSTRY-LEADING COMPANIES POSSESS HIGHER MULTIPLES OF PRICE TO EARNINGS, REFLECTING THEIR DOMINANT STATUS. THESE MULTIPLES HAVE BEEN PRESSURED AS EARNINGS GROWTH HAS SLOWED AND THE COLLAPSE OF THE TECHNOLOGY SECTOR HAS MADE INVESTORS WARY OF PAYING PREMIUMS FOR GROWTH.

   o MOST RECENTLY, WE INCREASED POSITIONS IN HEALTHCARE AND REDUCED CAPITAL GOODS EXPOSURE IN RESPONSE TO THE DIFFICULT ECONOMIC ENVIRONMENT. THE LARGEST OVERWEIGHTS IN THE PORTFOLIO ARE IN TECHNOLOGY, COMMERCIAL SERVICES AND HEALTHCARE. WE BELIEVE THAT HEALTHCARE STOCKS OFFER THE SAME DEFENSIVE CHARACTERISTICS AS THE STAPLES GROUP BUT WITH BETTER EARNINGS GROWTH AND MORE ATTRACTIVE VALUATIONS. THE PORTFOLIO IS SIGNIFICANTLY UNDERWEIGHT IN CONSUMER STAPLES, TELECOMMUNICATIONS AND BASIC MATERIALS AND INDUSTRIALS. WE HAVE MAINTAINED AN OVERWEIGHT POSITION IN TECHNOLOGY BECAUSE WE BELIEVE THAT LOW EXPECTATIONS, COMBINED WITH MORE ATTRACTIVE VALUATIONS, WILL RESULT IN IMPROVED PERFORMANCE FOR THE SECTOR. UNTIL THE ECONOMY SHOWS SIGNS OF STRENGTHENING WE BELIEVE THAT THE INDUSTRIALS AND BASIC MATERIALS SECTORS WILL LIKELY UNDERPERFORM.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class  Investor C Class         S&P 500 Index
9/13/93      $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
9/30/93       $9,970           $9,970            $9,521             $9,970             $9,970                $10,058
12/31/93     $10,114          $10,108            $9,653            $10,108            $10,108                $10,232
3/31/94       $9,730           $9,718            $9,278             $9,715             $9,715                 $9,844
6/30/94       $9,784           $9,766            $9,331             $9,770             $9,770                 $9,886
9/30/94      $10,148          $10,124            $9,659            $10,114            $10,114                $10,369
12/31/94      $9,987           $9,958            $9,498             $9,945             $9,945                $10,367
3/31/95      $10,911          $10,872           $10,366            $10,855            $10,855                $11,377
6/30/95      $11,704          $11,643           $11,098            $11,621            $11,621                $12,463
9/30/95      $12,561          $12,497           $11,908            $12,470            $12,470                $13,454
12/31/95     $13,312          $13,223           $12,595            $13,189            $13,189                $14,264
3/31/96      $13,989          $13,898           $13,221            $13,844            $13,844                $15,030
6/30/96      $14,630          $14,513           $13,812            $14,443            $14,443                $15,705
9/30/96      $15,054          $14,924           $14,197            $14,821            $14,821                $16,190
12/31/96     $16,469          $16,316           $15,528            $16,160            $16,160                $17,539
3/31/97      $16,904          $16,735           $15,922            $16,084            $16,084                $18,009
6/30/97      $19,856          $19,649           $18,674            $19,367            $19,367                $21,152
9/30/97      $21,448          $21,210           $20,152            $20,852            $20,852                $22,761
12/31/97     $21,648          $21,392           $20,317            $20,986            $20,986                $23,407
3/31/98      $24,633          $24,329           $23,098            $23,812            $23,812                $26,675
6/30/98      $25,175          $24,847           $23,583            $24,272            $24,272                $27,561
9/30/98      $22,320          $22,010           $20,883            $21,456            $21,456                $24,843
12/31/98     $26,974          $26,583           $25,204            $25,849            $25,849                $30,137
3/31/99      $28,177          $27,748           $26,315            $26,913            $26,913                $31,632
6/30/99      $30,341          $29,859           $28,299            $27,936            $28,900                $33,821
9/30/99      $28,339          $27,865           $26,403            $26,003            $26,900                $31,734
12/31/99     $32,578          $32,000           $30,316            $29,893            $30,825                $36,456
3/31/00      $33,109          $32,509           $30,798            $30,294            $31,238                $37,293
6/30/00      $31,695          $31,088           $29,437            $28,915            $29,816                $36,222
9/30/00      $30,649          $30,043           $28,421            $27,869            $28,734                $35,871
12/31/00     $33,549          $32,910           $31,155            $25,132            $25,929                $33,062
3/31/01      $28,114          $27,552           $26,074            $21,008            $21,674                $29,141
6/30/01      $29,286          $28,682           $27,127            $21,816            $22,509                $30,846
9/30/01      $23,980          $23,467           $22,201            $17,807            $18,372                $26,318

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year       5 Year       From Inception
                                            --------       --------    --------   ----------------------
  Institutional Class                       (35.29)%       (3.86)%         5.67%            8.88%
  Service Class                             (35.49)%       (4.15)%         5.37%            8.57%
  Investor A Class (Load Adjusted)          (38.47)%       (5.75)%         4.25%            7.80%
  Investor A Class (NAV)                    (35.59)%       (4.30)%         5.21%            8.42%
  Investor B Class (Load Adjusted)          (38.51)%       (5.90)%         4.11%            7.84%
  Investor B Class (NAV)                    (36.11)%       (5.06)%         4.38%            7.84%
  Investor C Class (Load Adjusted)          (36.60)%       (5.06)%         4.38%            7.84%
  Investor C Class (NAV)                    (36.07)%       (5.06)%         4.38%            7.84%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/13/93; Service Shares, 9/15/93; Investor A Shares, 10/13/93; Investor B Shares, 3/27/96; and Investor C Shares, 9/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/01):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.

   o ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

     Institutional Class    Service Class  Investor A Class   Investor B Class   Investor C Class         S&P 500 Index
4/20/92      $10,000          $10,000            $9,700            $10,000            $10,000                $10,000
6/30/92       $9,870           $9,870            $9,574             $9,870             $9,870                 $9,899
9/30/92      $10,161          $10,161            $9,857            $10,161            $10,161                $10,212
12/31/92     $10,659          $10,659           $10,339            $10,659            $10,659                $10,726
3/31/93      $11,118          $11,118           $10,784            $11,118            $11,118                $11,194
6/30/93      $11,139          $11,139           $10,805            $11,139            $11,139                $11,249
9/30/93      $11,423          $11,417           $11,073            $11,415            $11,415                $11,539
12/31/93     $11,676          $11,664           $11,308            $11,657            $11,657                $11,806
3/31/94      $11,197          $11,181           $10,824            $11,159            $11,159                $11,359
6/30/94      $11,254          $11,231           $10,878            $11,214            $11,214                $11,406
9/30/94      $11,771          $11,739           $11,366            $11,718            $11,718                $11,964
12/31/94     $11,770          $11,731           $11,357            $11,708            $11,708                $11,962
3/31/95      $12,900          $12,850           $12,415            $12,799            $12,799                $13,127
6/30/95      $14,134          $14,070           $13,613            $14,034            $14,034                $14,379
9/30/95      $15,221          $15,143           $14,636            $15,088            $15,088                $15,522
12/31/95     $16,130          $16,036           $15,505            $15,985            $15,985                $16,457
3/31/96      $16,959          $16,836           $16,276            $16,763            $16,763                $17,339
6/30/96      $17,702          $17,562           $16,974            $17,466            $17,466                $18,117
9/30/96      $18,237          $18,089           $17,462            $17,946            $17,946                $18,677
12/31/96     $19,737          $19,563           $18,891            $19,371            $19,371                $20,235
3/31/97      $20,250          $20,055           $19,359            $19,422            $19,422                $20,776
6/30/97      $23,757          $23,512           $22,689            $22,722            $22,722                $24,401
9/30/97      $25,529          $25,248           $24,359            $24,324            $24,324                $26,258
12/31/97     $26,234          $25,924           $24,987            $24,927            $24,927                $27,004
3/31/98      $29,880          $29,497           $28,421            $28,305            $28,305                $30,773
6/30/98      $30,848          $30,429           $29,336            $29,137            $29,137                $31,795
9/30/98      $27,804          $27,404           $26,396            $26,182            $26,182                $28,660
12/31/98     $33,723          $33,219           $31,987            $31,657            $31,657                $34,768
3/31/99      $35,342          $34,791           $33,490            $33,078            $33,078                $36,492
6/30/99      $37,766          $37,153           $35,734            $35,248            $35,248                $39,017
9/30/99      $35,409          $34,790           $33,454            $32,932            $32,932                $36,610
12/31/99     $40,675          $39,925           $38,386            $37,704            $37,704                $42,120
3/31/00      $41,598          $40,751           $39,192            $38,436            $38,436                $43,084
6/30/00      $40,392          $39,525           $37,996            $37,202            $37,190                $41,848
9/30/00      $40,049          $39,157           $37,613            $36,756            $36,755                $41,442
12/31/00     $36,917          $36,060           $34,630            $33,778            $33,763                $38,197
3/31/01      $32,531          $31,729           $30,453            $29,651            $29,648                $33,667
6/30/01      $34,398          $33,515           $32,156            $31,249            $31,246                $35,636
9/30/01      $29,325          $28,545           $27,384            $26,565            $26,549                $30,405

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 Year         3 Year        5 Year      From Inception
                                             --------       --------     --------   ----------------------
  Institutional Class                        (26.78)%        1.79%         9.97%           12.05%
  Service Class                              (27.10)%        1.40%         9.58%           11.74%
  Investor A Class (Load Adjusted)           (29.37)%        0.21%         8.75%           11.24%
  Investor A Class (NAV)                     (27.19)%        1.23%         9.42%           11.60%
  Investor B Class (Load Adjusted)           (30.99)%       (0.69)%        8.31%           11.12%
  Investor B Class (NAV)                     (27.73)%        0.48%         8.59%           11.12%
  Investor C Class (Load Adjusted)           (28.49)%        0.46%         8.58%           11.12%
  Investor C Class (NAV)                     (27.77)%        0.46%         8.58%           11.12%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 2/7/96; and Investor C Shares, 8/14/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $538.6 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A BLEND OF EQUITY AND FIXED INCOME SECURITIES SELECTED TO DELIVER RETURNS THROUGH THE COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     Equity:
     o AS THE U.S. ECONOMY CONTINUED TO WEAKEN, THE FEDERAL RESERVE EASED INTEREST RATES 50 BPS AND MADE 8 SUBSEQUENT CUTS, TOTALING 350 BPS DURING THE PERIOD. IN GENERAL, THE PORTFOLIO'S APPROACH TO BUYING INDUSTRY LEADERS HAS NOT BEEN REWARDED IN THE PAST FISCAL YEAR. MANY INDUSTRY-LEADING COMPANIES POSSESS HIGHER MULTIPLES OF PRICE TO EARNINGS, REFLECTING THEIR DOMINANT STATUS. THESE MULTIPLES HAVE BEEN PRESSURED AS EARNINGS GROWTH HAS SLOWED AND THE COLLAPSE OF THE TECHNOLOGY SECTOR HAS MADE INVESTORS WARY OF PAYING PREMIUMS FOR GROWTH.

     o MOST RECENTLY, WE INCREASED POSITIONS IN HEALTHCARE AND REDUCED CAPITAL GOODS EXPOSURE IN RESPONSE TO THE DIFFICULT ECONOMIC ENVIRONMENT. THE LARGEST OVERWEIGHTS IN THE PORTFOLIO ARE IN TECHNOLOGY, COMMERCIAL SERVICES AND HEALTHCARE. WE BELIEVE THAT HEALTHCARE STOCKS OFFER THE SAME DEFENSIVE CHARACTERISTICS AS THE STAPLES GROUP BUT WITH BETTER EARNINGS GROWTH AND MORE ATTRACTIVE VALUATIONS. THE PORTFOLIO IS SIGNIFICANTLY UNDERWEIGHT IN CONSUMER STAPLES, TELECOMMUNICATIONS AND BASIC MATERIALS AND INDUSTRIALS. WE HAVE MAINTAINED AN OVERWEIGHT POSITION IN TECHNOLOGY BECAUSE WE BELIEVE THAT LOW EXPECTATIONS, COMBINED WITH MORE ATTRACTIVE VALUATIONS, WILL RESULT IN IMPROVED PERFORMANCE FOR THE SECTOR. UNTIL THE ECONOMY SHOWS SIGNS OF STRENGTHENING WE BELIEVE THAT THE INDUSTRIALS AND BASIC MATERIALS SECTORS WILL LIKELY UNDERPERFORM.

     Fixed Income:
     o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

     o THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX THROUGHOUT THE YEAR IN SPREAD SECTORS, PARTICULARLY THE MORTGAGE, ASSET-BACKED, AND COMMERCIAL MORTGAGE-BACKED SECURITY (CMBS) SECTORS, WHICH OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES. MOST OF THE PORTFOLIO'S SECURITIES IN THE MORTGAGE SECTOR ARE SEASONED IN ORDER TO PROTECT THE PORTFOLIO FROM SOME PREPAYMENT RISK. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT TREASURIES AND CORPORATES VERSUS THE INDEX. WE WILL MAINTAIN AN UNDERWEIGHT IN CORPORATES AS THE ECONOMY CONTINUES TO SLOW AND UNCERTAINTY IS VERY HIGH.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            BALANCED PORTFOLIO AND 65% S&P 500 /35% LEHMAN AGGREGATE
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                                           65% S&P 500,
     Institutional Class    Service Class  Investor A Class   Investor B Class  Investor C Class   35% Lehman Aggregate Index
5/14/90      $10,000          $10,000            $9,550            $10,000            $10,000                $10,000
6/30/90      $10,240          $10,240            $9,779            $10,240            $10,240                 $9,726
9/30/90       $9,236           $9,236            $8,821             $9,236             $9,236                $10,185
12/31/90      $9,998           $9,998            $9,548             $9,998             $9,998                 $9,258
3/31/91      $10,827          $10,827           $10,340            $10,827            $10,827                 $9,898
6/30/91      $10,796          $10,796           $10,310            $10,796            $10,796                $10,866
9/30/91      $11,459          $11,459           $10,943            $11,459            $11,459                $10,858
12/31/91     $12,243          $12,243           $11,692            $12,243            $12,243                $11,392
3/31/92      $12,165          $12,165           $11,618            $12,165            $12,165                $12,151
6/30/92      $12,469          $12,469           $11,908            $12,469            $12,469                $11,848
9/30/92      $13,197          $13,197           $12,603            $13,197            $13,197                $12,102
12/31/92     $13,690          $13,690           $13,074            $13,690            $13,690                $12,471
3/31/93      $14,160          $14,160           $13,523            $14,160            $14,160                $12,830
6/30/93      $14,481          $14,481           $13,829            $14,481            $14,481                $13,322
9/30/93      $14,894          $14,888           $14,215            $14,885            $14,885                $13,430
12/31/93     $15,309          $15,294           $14,600            $15,288            $15,288                $13,716
3/31/94      $14,821          $14,797           $14,109            $14,774            $14,774                $13,864
6/30/94      $14,647          $14,615           $13,941            $14,598            $14,598                $13,328
9/30/94      $14,876          $14,833           $14,144            $14,810            $14,810                $13,254
12/31/94     $14,827          $14,776           $14,082            $14,725            $14,725                $13,636
3/31/95      $15,802          $15,741           $14,996            $15,666            $15,666                $13,590
6/30/95      $16,989          $16,910           $16,105            $16,788            $16,788                $14,627
9/30/95      $17,900          $17,789           $16,950            $17,640            $17,640                $15,778
12/31/95     $18,937          $18,805           $17,914            $18,613            $18,613                $16,629
3/31/96      $19,418          $19,285           $18,351            $19,033            $19,033                $17,464
6/30/96      $20,002          $19,837           $18,884            $19,547            $19,547                $17,902
9/30/96      $20,484          $20,301           $19,320            $19,956            $19,956                $18,385
12/31/96     $21,872          $21,661           $20,609            $21,245            $21,245                $18,803
3/31/97      $22,143          $21,913           $20,844            $21,452            $21,452                $19,951
6/30/97      $25,000          $24,728           $23,517            $24,272            $24,272                $20,202
9/30/97      $26,306          $25,999           $24,721            $25,462            $25,462                $22,677
12/31/97     $27,079          $26,743           $25,423            $26,126            $26,126                $23,976
3/31/98      $29,565          $29,163           $27,717            $28,433            $28,433                $26,287
6/30/98      $30,591          $30,169           $28,645            $29,326            $29,326                $27,076
9/30/98      $29,153          $28,712           $27,242            $27,889            $27,854                $25,771
12/31/98     $33,033          $32,517           $30,862            $31,597            $31,475                $29,293
3/31/99      $33,968          $33,414           $31,692            $32,449            $32,271                $30,184
6/30/99      $35,014          $34,420           $32,621            $33,345            $33,162                $31,325
9/30/99      $33,467          $32,874           $31,163            $31,781            $31,607                $30,241
12/31/99     $36,673          $35,997           $34,120            $34,714            $34,524                $33,141
3/31/00      $37,505          $36,789           $34,847            $35,391            $35,197                $33,585
6/30/00      $28,804          $27,997           $26,344            $26,083            $25,940                $29,353
9/30/00      $28,444          $27,624           $25,996            $25,687            $25,546                $29,230
12/31/00     $27,070          $26,268           $24,694            $24,374            $24,241                $28,157
3/31/01      $24,398          $23,654           $22,239            $21,886            $21,766                $26,262
6/30/01      $25,120          $24,336           $22,871            $22,470            $22,347                $27,326
9/30/01      $22,490          $21,783           $20,460            $20,068            $19,958                $25,085

                      For period ending September 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year       3 Year       5 Year        10 Year      From Inception
                                            --------     --------     --------     --------   ----------------------
  Institutional Class                      (20.93)%       (0.63)%       6.91%        9.58%              9.66%
  Service Class                            (21.15)%       (0.91)%       6.59%        9.32%              9.44%
  Investor A Class (Load Adjusted)         (24.85)%       (2.54)%       5.47%        8.70%              8.89%
  Investor A Class (NAV)                   (21.30)%       (1.04)%       6.44%        9.21%              9.33%
  Investor B Class (Load Adjusted)         (24.83)%       (2.70)%       5.34%        7.54%              8.84%
  Investor B Class (NAV)                   (21.87)%       (1.82)%       5.62%        8.64%              8.84%
  Investor C Class (Load Adjusted)         (22.53)%       (1.82)%       5.62%        8.64%              8.84%
  Investor C Class (NAV)                   (21.87)%       (1.82)%       5.62%        8.64%              8.84%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 5/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/20/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BlackRock Funds

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; Micro-Cap Equity, Global Science & Technology, European Equity, International Equity, International Emerging Markets, International Small Cap Equity and Asia Pacific Equity Portfolios -- 5.00%; Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK EQUITY PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 2001, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                                                          SHORT-TERM        LONG-TERM
                                                                                         CAPITAL GAIN     CAPITAL GAIN
                                                                                           PER SHARE        PER SHARE
                                                                                         ------------     ------------
     Large Cap Value Equity Portfolio ..................................................    $    --          $1.2542
     Large Cap Growth Equity Portfolio .................................................     0.9645           1.8200
     Mid-Cap Value Equity Portfolio ....................................................         --           0.2147
     Mid-Cap Growth Equity Portfolio ...................................................     6.6871           0.7886
     Small Cap Value Equity Portfolio ..................................................     0.4353           0.4059
     Small Cap Growth Equity Portfolio .................................................     3.6933           4.8172
     Micro-Cap Equity Portfolio ........................................................     9.6215           0.4543
     European Equity Portfolio .........................................................     0.0200               --
     International Equity Portfolio ....................................................         --           2.1414
     International Small Cap Equity Portfolio ..........................................     0.0460               --
     Asia Pacific Equity Portfolio .....................................................     0.2098               --
     Select Equity Portfolio ...........................................................     0.0041           3.0410
     Balanced Portfolio ................................................................     0.0880           2.7268

     Because each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2002.

FOR CORPORATE SHAREHOLDERS ONLY:
     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 2001 which qualify for the corporate dividends received deduction is as follows:

     Large Cap Value Equity Portfolio ..................................................      100.0%
     Mid Cap Value Equity Portfolio ....................................................      100.0
     Small Cap Value Equity Portfolio ..................................................      100.0
     Small Cap Growth Equity Portfolio .................................................       15.8
     Select Equity Portfolio ...........................................................      100.0
     Balanced Portfolio ................................................................       27.6

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EMERGING MARKETS PORTFOLIO.
     During the fiscal year ended September 30, 2001, the International Emerging Markets Portfolio distributed $1,162,453 of foreign source income on which the Portfolio paid foreign taxes of $155,515. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 2001            of Shares        Value
                                    ----------     -----------

COMMON STOCKS -- 98.7%
AEROSPACE -- 2.3%
  General Dynamics Corp.              434,046    $  38,334,943
                                                 -------------
BANKS -- 6.1%
  Bank of New York Co., Inc.          635,700       22,249,500
  FleetBoston Financial Corp.         169,400        6,140,750
  Golden West Financial Corp.(c)      166,500        9,673,650
  J.P. Morgan Chase & Co., Inc.       694,900       23,730,835
  Mellon Financial Corp.(c)           494,000       15,971,020
  Wells Fargo Co.(c)                  555,400       24,687,530
                                                 -------------
                                                   102,453,285
                                                 -------------
BROADCASTING-- 3.0%
  Charter Communications, Inc. -
    Class A(b)(c)                   1,207,920       14,954,050
  Clear Channel Communications,
    Inc.(b)                           446,225       17,737,444
  Comcast Corp. - Special
    Class A(b)(c)                     521,300       18,699,031
                                                 -------------
                                                    51,390,525
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 3.1%
  Dell Computer Corp.(b)              172,200        3,190,866
  Gateway, Inc.(b)                    651,300        3,549,585
  Integrated Device Technology,
    Inc.(b)(c)                        180,500        3,631,660
  International Business Machines
    Corp.                             237,700       21,939,710
  Lexmark International Group,
    Inc.(b)(c)                        430,200       19,234,242
                                                 -------------
                                                    51,546,063
                                                 -------------
COMPUTER SOFTWARE & SERVICES-- 0.8%
  Computer Associates International,
    Inc.                              230,400        5,930,496
  Sun Microsystems, Inc.(b)(c)        306,500        2,534,755
  SunGard Data Systems, Inc.(b)       215,600        5,038,572
                                                 -------------
                                                    13,503,823
                                                 -------------
CONSTRUCTION -- 0.6%
  Vulcan Materials Co.(c)             226,300        9,776,160
                                                 -------------
ELECTRONICS -- 0.8%
  Celestica, Inc.(b)(c)               502,500       13,718,250
                                                 -------------
ENERGY & UTILITIES -- 8.2%
  AES Corp.(b)                        278,400        3,569,088
  Calpine Corp.(b)(c)                 906,900       20,686,389
  Duke Energy Corp.(c)              1,140,600       43,171,710
  Exelon Corp.                        495,500       22,099,300
  Mirant Corp.(b)(c)                  461,532       10,107,551
  PPL Corp.(c)                        349,100       11,380,660
  Southern Co.(c)                   1,160,300       27,823,994
                                                 -------------
                                                   138,838,692
                                                 -------------
ENTERTAINMENT & LEISURE -- 2.0%
  AOL Time Warner, Inc.(b)            383,300       12,687,230
  Sabre Holdings Corp.(b)             409,550       10,951,367
  Viacom, Inc. - Class B(b)(c)        285,600        9,853,200
                                                 -------------
                                                    33,491,797
                                                 -------------
FINANCE -- 16.2%
  AMBAC Financial Group, Inc.         274,400       15,012,424
  Citigroup, Inc.(c)                1,971,583       79,849,111
  Federal National Mortgage
    Association                       526,000       42,111,560



                                     Number
                                    of Shares        Value
                                    ----------     -----------
FINANCE (CONTINUED)
  Freddie Mac                         398,165    $  25,880,725
  Lehman Brothers Holdings, Inc.      529,800       30,119,130
  MBIA, Inc.                          434,902       21,745,100
  MBNA Corp.                          404,800       12,261,392
  Morgan Stanley Dean Witter & Co.    346,779       16,073,207
  Washington Mutual, Inc.(c)          790,950       30,435,756
                                                 -------------
                                                   273,488,405
                                                 -------------
INSURANCE -- 7.3%
  Ace Ltd.(c)                         574,400       16,582,928
  AFLAC, Inc.                         218,300        5,894,100
  American International Group, Inc.  268,300       20,927,400
  Arthur J. Gallagher & Co.           358,200       12,125,070
  Hartford Financial Services Group,
    Inc.(c)                           597,110       35,074,241
  XL Capital Ltd. - Class A(c)        419,800       33,164,200
                                                 -------------
                                                   123,767,939
                                                 -------------
MANUFACTURING -- 2.7%
  Mattel, Inc.(b)                     618,900        9,691,974
  STMicroelectronics N.V. - NY
    Registered Shares(c)              354,600        7,620,354
  Tyco International Ltd. - ADR(c)    637,617       29,011,573
                                                 -------------
                                                    46,323,901
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 4.6%
  HCA - The Healthcare Co.(c)         924,700       40,973,457
  Tenet Healthcare Corp.(b)           605,872       36,140,265
                                                 -------------
                                                    77,113,722
                                                 -------------
MEDICAL INSTRUMENTS & SUPPLIES -- 6.7%
  Baxter International, Inc.          718,300       39,542,415
  Becton, Dickinson & Co.             540,600       20,002,200
  Guidant Corp.(b)(c)                 153,300        5,902,050
  Johnson & Johnson                   873,000       48,364,200
                                                 -------------
                                                   113,810,865
                                                 -------------
METAL & MINING -- 0.4%
  Alcoa, Inc.                         196,094        6,080,875
                                                 -------------
OIL & GAS -- 11.2%
  Anadarko Petroleum Corp.(c)         860,800       41,387,264
  Baker Hughes, Inc.                  448,900       12,995,655
  BP Amoco PLC - ADR                  192,100        9,445,557
  Chevron Corp.(c)                    456,700       38,705,325
  Conoco, Inc. - Class A(c)           407,000       10,313,380
  El Paso Corp.(c)                    835,700       34,723,335
  Exxon Mobil Corp.                   794,966       31,321,660
  Noble Drilling Corp.(b)(c)          436,800       10,483,200
                                                 -------------
                                                   189,375,376
                                                 -------------
PAPER & FOREST PRODUCTS -- 1.7%
  Kimberly-Clark Corp.(c)             475,150       29,459,300
                                                 -------------
PHARMACEUTICALS -- 3.7%
  American Home Products Corp.        614,001       35,765,558
  Bristol-Myers Squibb Co.            172,400        9,578,544
  Merck & Co., Inc.                   252,248       16,799,717
                                                 -------------
                                                    62,143,819
                                                 -------------
RAILROAD & SHIPPING -- 0.8%
  FedEx Corp.(b)                      312,900       11,499,075
  Union Pacific Corp.(c)               46,800        2,194,920
                                                 -------------
                                                    13,693,995
                                                 -------------


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2001             Number
                                    of Shares        Value
                                    ----------     -----------

COMMON STOCKS (CONTINUED)
REAL ESTATE -- 2.0%
  Boston Properties, Inc.             429,200    $  16,365,396
  Equity Office Properties Trust      533,300       17,065,600
                                                 -------------
                                                    33,430,996
                                                 -------------
RETAIL MERCHANDISING -- 3.3%
  Avon Products, Inc.(c)              405,200       18,740,500
  Kroger Co.(b)(c)                    820,100       20,207,264
  Safeway, Inc.(b)                    436,700       17,345,724
                                                 -------------
                                                    56,293,488
                                                 -------------
TELECOMMUNICATIONS -- 7.0%
  Amdocs Ltd.                         383,000       10,206,950
  Bellsouth Corp.                      95,490        3,967,610
  Motorola, Inc.(c)                   588,600        9,182,160
  SBC Communications, Inc.            742,500       34,986,600
  Sprint Corp. (FON Group)            353,600        8,489,936
  Verizon Communications              952,410       51,534,905
                                                 -------------
                                                   118,368,161
                                                 -------------
TOBACCO -- 4.2%
  Philip Morris Cos., Inc.(c)       1,477,000       71,324,330
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $1,552,517,979)                          1,667,728,710
                                                 -------------

                                     Par/Shares
                           Maturity    (000)
                          ---------- ----------
SHORT TERM INVESTMENTS -- 1.3%
  Federal Home Loan Bank
    Discount Notes
    3.15%                  10/01/01   $14,000       14,000,000
  Galileo Money Market Fund             7,278        7,278,093
                                                 -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,278,093)                                21,278,093
                                                 -------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,573,796,071(a))                      $1,689,006,803
                                                ==============


-------------------------
(a) Cost for Federal income tax purposes is $1,591,379,732. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                 $ 244,307,954
   Gross unrealized depreciation                  (146,680,883)
                                                 -------------
                                                 $  97,627,071
                                                 =============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $1,573,796,071) ..................................................   $1,689,006,803
   Collateral received for securities loaned ...................................................      382,182,002
   Dividends receivable ........................................................................        2,434,762
   Interest receivable .........................................................................           80,397
   Investments sold receivable .................................................................       34,773,387
   Capital shares sold receivable ..............................................................        8,923,449
   Prepaid expenses ............................................................................           39,337
                                                                                                   --------------
          TOTAL ASSETS .........................................................................    2,117,440,137
                                                                                                   --------------

LIABILITIES
   Payable upon return of securities loaned ....................................................      382,182,002
   Investments purchased payable ...............................................................       29,579,922
   Capital shares redeemed payable .............................................................        7,450,804
   Advisory fees payable .......................................................................          655,429
   Administrative fees payable .................................................................          297,873
   Transfer agent fees payable .................................................................           53,036
   Other accrued expenses payable ..............................................................          564,363
                                                                                                   --------------
          TOTAL LIABILITIES ....................................................................      420,783,429
                                                                                                   --------------

NET ASSETS (Applicable to 106,799,601 Institutional shares, 20,161,542 Service shares, 4,579,500 Investor A shares, 2,347,121 Investor B shares and
   782,787 Investor C shares outstanding) ......................................................   $1,696,656,708
                                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,345,902,598 (DIVIDE) 106,799,601) ...............................           $12.60
                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($254,166,539 (DIVIDE) 20,161,542) ........................................           $12.61
                                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($57,671,586 (DIVIDE) 4,579,500) .......................................           $12.59
                                                                                                           ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($12.59 (DIVIDE) 0.955) .....................................................................           $13.18
                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($29,178,073 (DIVIDE) 2,347,121) .......................................           $12.43
                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($9,737,912 (DIVIDE) 782,787) ..........................................           $12.44
                                                                                                           ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares        Value
                                      ----------   ------------

COMMON STOCKS -- 92.0%
BANKS -- 1.3%
  First Tennessee National Corp.       270,000     $ 9,990,000
                                                   -----------
BEVERAGES -- 1.8%
  Coca-Cola Co.(c)                     310,000      14,523,500
                                                   -----------
BROADCASTING-- 0.6%
  Clear Channel Communications,
    Inc.(b)(c)                         111,200       4,420,200
                                                   -----------
BUSINESS SERVICES -- 0.5%
  Biotech Holders Trust(c)              38,000       4,229,020
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 8.3%
  Cisco Systems, Inc.(b)(c)          2,108,000      25,675,440
  Dell Computer Corp.(b)(c)            906,000      16,788,180
  International Business Machines
    Corp.(c)                           260,000      23,998,000
                                                   -----------
                                                    66,461,620
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 11.4%
  Microsoft Corp.(b)                 1,000,000      51,170,000
  Oracle Corp.(b)                    1,600,000      20,128,000
  Siebel Systems, Inc.(b)(c)            50,000         650,500
  Sun Microsystems, Inc.(b)(c)         780,000       6,450,600
  Synopsys, Inc.(b)(c)                  10,000         401,099
  VeriSign, Inc.(b)(c)                 290,000      12,151,000
                                                   -----------
                                                    90,951,199
                                                   -----------
ELECTRONICS -- 10.9%
  General Electric Co.               1,045,000      38,874,000
  Intel Corp.(c)                     1,720,000      35,070,800
  Maxim Integrated Products, Inc.(b)  236,800        8,273,792
  Xilinx, Inc.(b)                      190,000       4,470,700
                                                   -----------
                                                    86,689,292
                                                   -----------
ENERGY & UTILITIES -- 1.4%
  Calpine Corp.(b)(c)                  300,000       6,843,000
  Reliant Resources, Inc.(b)           280,000       4,536,000
                                                   -----------
                                                    11,379,000
                                                   -----------
ENTERTAINMENT & LEISURE -- 3.9%
  AOL Time Warner, Inc.(b)(c)          875,000      28,962,500
  Viacom, Inc. - Class B(b)             75,000       2,587,500
                                                   -----------
                                                    31,550,000
                                                   -----------
FINANCE -- 0.7%
  Freddie Mac                           91,000       5,915,000
                                                   -----------
FOOD & AGRICULTURE -- 2.9%
  Hershey Foods Corp.(c)               350,000      22,879,500
                                                   -----------
INSURANCE -- 2.7%
  American International Group,
    Inc.(c)                            272,000      21,216,000
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 4.1%
  Amgen, Inc.(b)(c)                    175,000      10,283,000
  Cardinal Health, Inc.                305,250      22,573,238
  Per-Se Technologies, Inc. Warrants(b)
    (expiring 07/08/03)                  7,119             427
                                                   -----------
                                                    32,856,665
                                                   -----------



                                       Number
                                      of Shares        Value
                                      ----------   ------------

MEDICAL INSTRUMENTS & SUPPLIES -- 8.9%
  Baxter International, Inc.           225,000    $ 12,386,250
  Johnson & Johnson                    576,520      31,939,208
  Medtronic, Inc.                      218,000       9,483,000
  Stryker Corp.                        324,000      17,139,600
                                                   -----------
                                                    70,948,058
                                                   -----------
OIL & GAS -- 1.9%
  Global Marine, Inc.(b)               481,400       6,739,600
  Noble Drilling Corp.(b)(c)           100,900       2,421,600
  Weatherford International, Inc.(b)   239,800       6,117,298
                                                   -----------
                                                    15,278,498
                                                   -----------
PHARMACEUTICALS -- 18.0%
  Abbott Laboratories                  340,000      17,629,000
  Eli Lilly & Co.                      371,500      29,980,050
  Merck & Co., Inc.                    233,000      15,517,800
  Pfizer, Inc.(c)                    1,610,000      64,561,000
  Schering-Plough Corp.                422,500      15,674,750
                                                   -----------
                                                   143,362,600
                                                   -----------
RAILROAD EQUIPMENT -- 0.5%
  Norfolk Southern Corp.(c)            250,000       4,030,000
                                                   -----------
RETAIL MERCHANDISING -- 6.2%
  Home Depot, Inc.                     220,000       8,441,400
  Wal-Mart Stores, Inc.(c)             827,900      40,981,050
                                                   -----------
                                                    49,422,450
                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 2.5%
  Broadcom Corp. - Class A(b)          116,700       2,369,010
  Novellus Systems, Inc.(b)(c)         148,600       4,244,016
  Texas Instruments, Inc.(c)           542,900      13,561,642
                                                   -----------
                                                    20,174,668
                                                   -----------
SOAPS & COSMETICS -- 0.8%
  Procter & Gamble Co.(c)               90,000       6,551,100
                                                   -----------
TELECOMMUNICATIONS -- 2.7%
  Bellsouth Corp.                      100,000       4,155,000
  SBC Communications, Inc.             250,000      11,780,000
  Worldcom, Inc.(b)                    350,000       5,264,000
                                                   -----------
                                                    21,199,000
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $649,557,054)                              734,027,370
                                                   -----------
MUTUAL FUNDS -- 1.1%
  Nasdaq 100 Shares(b)                 300,000       8,694,000
                                                   -----------
  (Cost $10,881,990)

See accompanying notes to financial statements.

                                BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)



                                     Par/Shares
AS OF SEPTEMBER 30, 2001   Maturity     (000)        Value
                          ---------  ----------  ------------

SHORT TERM INVESTMENTS -- 6.9%
  Federal Home Loan Bank
    Discount Notes
    3.15%                   10/01/01   $48,000    $ 48,000,000
  Galileo Money Market Fund              7,268       7,268,220
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $55,268,220)                                55,268,220
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $715,707,264(a))                          $797,989,590
                                                  ============


----------------------
(a) Cost for Federal income tax purposes is $726,191,422. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $136,934,859
   Gross unrealized depreciation                   (65,136,691)
                                                   -----------
                                                  $ 71,798,168
                                                  ============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $715,707,264) ...................................................    $  797,989,590
   Collateral received for securities loaned ..................................................       186,183,253
   Dividends receivable .......................................................................           379,781
   Interest receivable ........................................................................            42,171
   Investments sold receivable ................................................................        27,319,737
   Capital shares sold receivable .............................................................         3,148,167
   Prepaid expenses ...........................................................................            36,637
                                                                                                   --------------
          TOTAL ASSETS ........................................................................     1,015,099,336
                                                                                                   --------------

LIABILITIES
   Payable upon return of securities loaned ...................................................       186,183,253
   Investments purchased payable ..............................................................        42,707,258
   Capital shares redeemed payable ............................................................         2,819,383
   Advisory fees payable ......................................................................           283,935
   Administrative fees payable ................................................................           151,601
   Transfer agent fees payable ................................................................            26,845
   Other accrued expenses payable .............................................................           326,256
                                                                                                   --------------
          TOTAL LIABILITIES ...................................................................       232,498,531
                                                                                                   --------------

NET ASSETS (Applicable to 61,312,356 Institutional shares, 17,623,474 Service shares, 4,001,881 Investor A shares, 3,099,099 Investor B shares and
   562,742 Investor C shares outstanding) .....................................................    $  782,600,805
                                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($557,927,787 (DIVIDE) 61,312,356) .................................             $9.10
                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($158,366,786 (DIVIDE) 17,623,474) .......................................             $8.99
                                                                                                            =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($35,609,270 (DIVIDE) 4,001,881) ......................................             $8.90
                                                                                                            =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.90 (DIVIDE) 0.955) .....................................................................             $9.32
                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($25,986,291 (DIVIDE) 3,099,099) ......................................             $8.39
                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,710,671 (DIVIDE) 562,742) .........................................             $8.37
                                                                                                            =====

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ---------   -------------

COMMON STOCKS -- 99.1%
AEROSPACE -- 3.6%
  General Dynamics Corp.                30,000     $ 2,649,600
  Northrop Grumman Corp.                20,000       2,020,000
  Raytheon Co.(c)                      122,800       4,267,300
                                                   -----------
                                                     8,936,900
                                                   -----------
AIR TRANSPORTATION -- 0.5%
  Southwest Airlines Corp.(c)           90,000       1,335,600
                                                   -----------
BANKS -- 7.4%
  AmSouth Bancorp.                      79,700       1,440,179
  Compass Bancshares, Inc.             127,400       3,316,222
  Dime Bancorp, Inc.                    36,400       1,431,248
  Golden State Bancorp, Inc.(c)         69,800       2,121,920
  M&T Bank Corp.                        39,000       2,886,000
  Southtrust Corp.                     125,800       3,204,126
  TCF Financial Corp.                   63,600       2,929,416
  Zions Bancorp.                        18,600         998,076
                                                   -----------
                                                    18,327,187
                                                   -----------
BROADCASTING -- 0.8%
  Charter Communications, Inc. -
    Class A(b)(c)                      169,100       2,093,458
                                                   -----------
BUSINESS SERVICES -- 2.4%
  Accenture Ltd.(b)                    205,000       2,613,750
  KPMG Consulting, Inc.(b)             105,000       1,135,050
  Viad Corp.                           118,900       2,280,502
                                                   -----------
                                                     6,029,302
                                                   -----------
CHEMICALS -- 3.1%
  Air Products & Chemicals, Inc.(c)     70,000       2,700,600
  Engelhard Corp.                       85,000       1,963,500
  Rohm & Haas Co.(c)                    93,000       3,046,680
                                                   -----------
                                                     7,710,780
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 1.6%
  Apple Computer, Inc.(b)               74,000       1,147,740
  Pitney Bowes, Inc.                    77,000       2,945,250
                                                   -----------
                                                     4,092,990
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 0.8%
  American Power Conversion Corp.(b)   165,000       1,927,200
                                                   -----------
CONSTRUCTION -- 1.1%
  Masco Corp.                          134,100       2,741,004
                                                   -----------
CONSUMER DURABLES -- 1.7%
  Fortune Brands, Inc.                  61,800       2,070,300
  SPX Corp.(b)                          25,500       2,113,950
                                                   -----------
                                                     4,184,250
                                                   -----------
ELECTRONICS -- 1.2%
  SCI Systems, Inc.(b)                  69,700       1,254,600
  Vishay Intertechnology, Inc.(b)(c)   100,100       1,841,840
                                                   -----------
                                                     3,096,440
                                                   -----------
ENERGY & UTILITIES -- 10.8%
  Allegheny Energy, Inc.                85,000       3,119,500
  Aquila, Inc.(b)                      125,000       2,725,000
  Calpine Corp.(b)                      53,100       1,211,211
  Cinergy Corp.(c)                      60,000       1,852,200
  Dominion Resources, Inc.(c)           60,000       3,561,000



                                       Number
                                      of Shares       Value
                                      ---------   -------------

  ENERGY & UTILITIES (CONTINUED)
  Entergy Corp.                         75,000     $ 2,667,000
  Exelon Corp.                          55,000       2,453,000
  FirstEnergy Corp.(c)                 110,000       3,954,500
  Pinnacle West Capital Corp.           61,300       2,433,610
  Xcel Energy, Inc.(c)                 100,000       2,815,000
                                                   -----------
                                                    26,792,021
                                                   -----------
ENTERTAINMENT & LEISURE -- 0.7%
  Sabre Holdings Corp.(b)               65,400       1,748,796
                                                   -----------
FINANCE -- 5.4%
  Countrywide Credit Industries,
    Inc.(c)                             61,800       2,714,874
  Greenpoint Financial Corp.            51,000       1,790,100
  Heller Financial, Inc.(c)             47,400       2,501,298
  KeyCorp                               59,700       1,441,158
  Lehman Brothers Holdings, Inc.        27,100       1,540,635
  National Commerce Financial Corp.    131,100       3,421,710
                                                   -----------
                                                    13,409,775
                                                   -----------
FOOD & AGRICULTURE -- 5.4%
  Albertson's, Inc.                    107,300       3,420,724
  Archer Daniels Midland Co.           157,400       1,981,666
  General Mills, Inc.                   51,700       2,352,350
  McCormick & Co., Inc.                 64,300       2,944,940
  Supervalu, Inc.                      128,300       2,595,509
                                                   -----------
                                                    13,295,189
                                                   -----------
INSURANCE -- 7.6%
  Allmerica Financial Corp.             41,800       1,874,730
  Aon Corp.(c)                          44,900       1,885,800
  Erie Indemnity Co. - Class A          15,000         593,250
  Hartford Financial Services Group,
    Inc.                                59,000       3,465,660
  Lincoln National Corp.                34,500       1,608,735
  Nationwide Financial Services, Inc.   67,000       2,491,060
  PartnerRe Ltd.                        49,600       2,336,160
  Phoenix Companies, Inc.(b)            87,800       1,268,710
  UnumProvident Corp.(c)                65,900       1,663,975
  Willis Group Holdings Ltd.(b)         76,500       1,789,335
                                                   -----------
                                                    18,977,415
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 1.6%
  Deere & Co.                          105,000       3,949,050
                                                   -----------
MANUFACTURING -- 2.1%
  ITT Industries, Inc.                  67,200       3,010,560
  Mattel, Inc.(b)                      140,300       2,197,098
                                                   -----------
                                                     5,207,658
                                                   -----------
MEASURING & CONTROLLING DEVICES -- 1.9%
  Johnson Controls, Inc.                33,000       2,152,920
  Parker-Hannifin Corp.                 75,000       2,583,750
                                                   -----------
                                                     4,736,670
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 4.5%
  Healthsouth Corp.(b)                 151,200       2,458,512
  Manor Care, Inc.(b)                   51,300       1,441,530
  Tenet Healthcare Corp.(b)(c)          32,100       1,914,765
  Triad Hospitals, Inc.(b)              92,500       3,274,500
  Trigon Healthcare, Inc.(b)            31,100       2,037,050
                                                   -----------
                                                    11,126,357
                                                   -----------

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ---------  --------------


COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 2.9%
  Becton, Dickinson & Co.               94,800     $ 3,507,600
  Boston Scientific Corp.(b)(c)        116,200       2,382,100
  Dentsply International, Inc.          30,000       1,378,200
                                                   -----------
                                                     7,267,900
                                                   -----------
METAL & MINING -- 1.3%
  Nucor Corp.                           30,000       1,191,000
  Potash Corp. of Saskatchewan,
    Inc.(c)                             35,000       1,949,150
                                                   -----------
                                                     3,140,150
                                                   -----------
MOTOR VEHICLES -- 0.6%
  Delphi Automotive Systems Corp.      135,200       1,588,600
                                                   -----------
OIL & GAS -- 5.4%
  Apache Corp.(c)                       50,000       2,150,000
  El Paso Corp.                         50,000       2,077,500
  EOG Resources, Inc.(c)                35,000       1,012,550
  Global Marine, Inc.(b)               100,000       1,400,000
  Ocean Energy, Inc.                   212,900       3,470,270
  Sante Fe International Corp.(c)       30,000         637,500
  Valero Energy Corp.(c)                75,000       2,632,500
                                                   -----------
                                                    13,380,320
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.9%
  Bowater, Inc.(c)                      65,000       2,861,300
  International Paper Co.(c)            50,000       1,740,000
                                                   -----------
                                                     4,601,300
                                                   -----------
PHARMACEUTICALS -- 0.9%
  Caremark Rx, Inc.(b)(c)              127,600       2,128,368
                                                   -----------
PUBLISHING & PRINTING -- 1.9%
  Knight-Ridder, Inc.                   34,000       1,898,900
  Tribune Co.                           43,700       1,372,180
  Valassis Communication, Inc.(b)       43,200       1,378,512
                                                   -----------
                                                     4,649,592
                                                   -----------
REAL ESTATE -- 5.6%
  Arden Realty, Inc.                    92,475       2,364,586
  Avalonbay Communities, Inc.           33,400       1,594,850
  Equity Office Properties Trust       113,985       3,647,520
  Equity Residential Properties
     Trust(c)                           64,600       3,772,640
  Host Marriott Corp.(c)               143,400       1,010,970
  Prologis Trust                        66,200       1,396,820
                                                   -----------
                                                    13,787,386
                                                   -----------
RESTAURANTS -- 2.3%
  Brinker International, Inc.(b)(c)     80,900       1,910,858
  Darden Restaurants, Inc.              80,100       2,102,625
  Tricon Global Restaurants, Inc.(b)    44,700       1,753,134
                                                   -----------
                                                     5,766,617
                                                   -----------
RETAIL MERCHANDISING -- 5.6%
  Abercrombie & Fitch Co.(b)            60,700       1,067,713
  J.C. Penney Co., Inc.(c)              66,100       1,447,590
  Nike, Inc.(c)                         35,200       1,647,712
  Office Depot, Inc.(b)(c)             210,000       2,856,000
  Polo Ralph Lauren Corp.(b)            57,000       1,068,750
  Rite Aid Corp.(b)(c)                 192,500       1,486,100
  Sears, Roebuck & Co.                  48,300       1,673,112
  Venator Group, Inc.(b)               180,000       2,745,000
                                                   -----------
                                                    13,991,977
                                                   -----------



                                       Number
                                      of Shares       Value
                                      ---------   -------------

SECURITY BROKERS & DEALERS -- 0.9%
  Instinet Group Corp.(b)(c)           217,500     $ 2,129,325
                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 2.0%
  Agere Systems, Inc.(b)               360,000       1,486,800
  Conexant Systems, Inc.(b)(c)         136,600       1,133,780
  National Semiconductor Corp.(b)(c)    38,800         855,540
  Novellus Systems, Inc.(b)             51,900       1,482,264
                                                   -----------
                                                     4,958,384
                                                   -----------
SOAPS & COSMETICS-- 1.1%
  International Flavors & Fragrances,
    Inc.                                95,800       2,652,702
                                                   -----------
TOBACCO-- 0.7%
  R.J. Reynolds Tobacco Holdings,
    Inc.(c)                             30,500       1,742,770
                                                   -----------
TRANSPORTATION -- 1.1%
  CSX Corp.                             85,000       2,677,500
                                                   -----------
WASTE MANAGEMENT -- 0.7%
  Waste Management, Inc.                66,100       1,767,514
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $246,444,058)                              245,948,447
                                                   -----------
SHORT TERM INVESTMENTS -- 0.9%
  Galileo Money Market Fund
  (Cost $2,164,204)                  2,164,204       2,164,204
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $248,608,262(a))                          $248,112,651
                                                  ============


------------------
(a) Cost for Federal income tax purposes is $250,079,152. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $ 19,042,382
     Gross unrealized depreciation                 (21,008,883)
                                                   -----------
                                                  $ (1,966,501)
                                                  ============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.

See accompanying notes to financial statements.


                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $248,608,262) .....................................................      $248,112,651
   Collateral received for securities loaned ....................................................        50,242,170
   Dividends receivable .........................................................................           544,241
   Interest receivable ..........................................................................            21,213
   Investments sold receivable ..................................................................         6,086,550
   Capital shares sold receivable ...............................................................           247,008
   Prepaid expenses .............................................................................            31,390
                                                                                                       ------------
          TOTAL ASSETS ..........................................................................       305,285,223
                                                                                                       ------------
LIABILITIES
   Payable upon return of securities loaned .....................................................        50,242,170
   Investments purchased payable ................................................................         3,341,283
   Capital shares redeemed payable ..............................................................         1,733,340
   Advisory fees payable ........................................................................           176,844
   Administrative fees payable ..................................................................            50,843
   Transfer agent fees payable ..................................................................             8,597
   Other accrued expenses payable ...............................................................            91,177
          TOTAL LIABILITIES .....................................................................        55,644,254
                                                                                                       ------------

NET ASSETS (Applicable to 18,386,847 Institutional shares, 2,301,365 Service shares, 403,730 Investor A shares, 711,688 Investor B shares and
   242,969 Investor C shares outstanding) .......................................................      $249,640,969
                                                                                                       ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($208,431,766 (DIVIDE) 18,386,847) ...................................            $11.34
                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($26,045,924 (DIVIDE) 2,301,365) ...........................................            $11.32
                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,565,609 (DIVIDE) 403,730) ...........................................            $11.31
                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.31 (DIVIDE) 0.955) ......................................................................            $11.84
                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($7,900,365 (DIVIDE) 711,688) ...........................................            $11.10
                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,697,305 (DIVIDE) 242,969) ...........................................            $11.10
                                                                                                             ======

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------

COMMON STOCKS -- 94.5%
BANKS -- 2.0%
  Astoria Financial Corp.(c)            77,700     $ 4,604,502
  Compass Bancshares, Inc.             157,600       4,102,328
  Dime Bancorp, Inc. Warrants(b)        60,000          15,000
                                                   -----------
                                                     8,721,830
                                                   -----------
BUSINESS SERVICES -- 1.9%
  Apollo Group, Inc.(b)                126,900       5,333,607
  Iron Mountain, Inc.(b)                72,300       2,996,835
                                                   -----------
                                                     8,330,442
                                                   -----------
CHEMICALS -- 1.0%
  Cabot Microelectronics Corp.(b)(c)    40,000       1,932,400
  Ecolab, Inc.                          70,200       2,550,366
                                                   -----------
                                                     4,482,766
                                                   -----------
COMPUTER SOFTWARE & SERVICES-- 2.4%
  Affiliated Computer Services,
    Inc.(b)(c)                          70,900       5,771,969
  Diebold, Inc.                         99,800       3,802,380
  Network Associates, Inc.(b)          100,000       1,289,000
                                                   -----------
                                                    10,863,349
                                                   -----------
ELECTRONICS -- 3.9%
  AVX Corp.(c)                         183,500       2,985,545
  Celestica, Inc.(b)                   130,200       3,554,460
  Jabil Circuit, Inc.(b)               100,600       1,800,740
  RadioShack Corp.(c)                   75,000       1,818,750
  RF Micro Devices, Inc.(b)(c)          83,900       1,394,418
  Vishay Intertechnology, Inc.(b)(c)   328,200       6,038,880
                                                   -----------
                                                    17,592,793
                                                   -----------
FINANCE -- 1.7%
   Banknorth Group, Inc.               115,500       2,577,960
  Equifax, Inc.                        109,500       2,398,050
  Moody's Corp.                         73,200       2,708,400
                                                   -----------
                                                     7,684,410
                                                   -----------
FOOD & AGRICULTURE -- 1.8%
  Albertson's, Inc.(c)                 157,500       5,021,100
  Supervalu, Inc.                      151,500       3,064,845
                                                   -----------
                                                     8,085,945
                                                   -----------
INSURANCE -- 4.0%
  Arthur J. Gallagher & Co.            106,000       3,588,100
  Fidelity National Financial, Inc.    183,200       4,926,248
  RenaissanceRe Holdings Ltd.           33,800       3,005,158
  Willis Group Holdings Ltd.(b)        279,500       6,537,505
                                                   -----------
                                                    18,057,011
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 0.8%
  W.W. Grainger, Inc.                   85,000       3,302,250
                                                   -----------
MANUFACTURING -- 0.5%
  Magna International, Inc.(c)          44,200       2,331,550
                                                   -----------
MEASURING & CONTROLLING DEVICES -- 1.3%
  Johnson Controls, Inc.(c)             39,000       2,544,360
  KLA-Tencor Corp.(b)(c)                99,500       3,142,210
                                                   -----------
                                                     5,686,570
                                                   -----------



                                       Number
                                      of Shares       Value
                                      ----------   ------------
MEDICAL & MEDICAL SERVICES -- 18.9%
  Charles River Laboratories
    International, Inc.(b)              74,900     $ 2,649,213
  Express Scripts, Inc.(b)(c)          104,600       5,805,300
  First Health Group Corp.(b)          147,600       4,336,488
  Genzyme Corp.(b)(c)                  149,200       6,776,664
  Gilead Sciences, Inc.(b)(c)          107,000       6,010,190
  Healthsouth Corp.(b)                 413,600       6,725,136
  Human Genome Sciences, Inc.(b)        85,100       2,621,931
  Laboratory Corp. of America
    Holdings(b)                         50,000       4,042,500
  Manor Care, Inc.(b)                  146,800       4,125,080
  McKesson HBOC, Inc.                  110,000       4,156,900
  Pharmaceutical Product Development,
    Inc.(b)                             52,900       1,549,441
  Protein Design Labs, Inc.(b)(c)       73,900       3,490,297
  Quest Diagnostics, Inc.(b)            43,100       2,659,270
  Tenet Healthcare Corp.(b)            146,300       8,726,795
  Triad Hospitals, Inc.(b)             169,900       6,014,460
  Trigon Healthcare, Inc.(b)            91,100       5,967,050
  Waters Corp.(b)(c)                   120,000       4,292,400
  Wellpoint Health Networks, Inc.(b)(c) 44,800       4,889,920
                                                   -----------
                                                    84,839,035
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 4.7%
  Biomet, Inc.(c)                      105,450       3,084,412
  Boston Scientific Corp.(b)           157,200       3,222,600
  St. Jude Medical, Inc.(b)            104,500       7,153,025
  Varian Medical Systems, Inc.(b)       48,800       3,130,520
  Zimmer Holdings, Inc.(b)             167,600       4,650,900
                                                   -----------
                                                    21,241,457
                                                   -----------
MOTOR VEHICLES -- 2.3%
  AutoZone, Inc.(b)(c)                 117,000       6,067,620
  BorgWarner, Inc.                      67,200       2,708,160
  Genuine Parts Co.                     50,000       1,593,000
                                                   -----------
                                                    10,368,780
                                                   -----------
OIL & GAS -- 2.7%
  Anadarko Petroleum Corp.              47,100       2,264,568
  Apache Corp.                          53,100       2,282,769
  Conoco, Inc. - Class A(c)             94,600       2,397,164
  EOG Resources, Inc.                   28,600         827,398
  Ocean Energy, Inc.(c)                267,300       4,356,990
                                                   -----------
                                                    12,128,889
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.3%
  Pactiv Corp.(b)                      390,000       5,651,100
                                                   -----------
PHARMACEUTICALS-- 21.8%
  Amerisource Bergen Corp. -
    Class A(b)                         137,173       9,732,424
  Andrx Group(b)                        41,800       2,713,656
  Barr Laboratories, Inc.(b)(c)         92,400       7,305,144
  Biogen, Inc.(b)(c)                    58,600       3,256,988
  Caremark Rx, Inc.(b)(c)              279,400       4,660,392
  Celgene Corp.(b)                     143,900       3,803,277
  Cephalon, Inc.(b)                     44,900       2,239,612
  Chiron Corp.(b)(c)                   154,200       6,851,106
  Elan Corp. PLC - ADR(b)               99,500       4,820,775
  Forest Laboratories, Inc.(b)         104,000       7,502,560
  ICOS Corp.(b)(c)                      85,000       4,182,850
  IDEC Pharmaceuticals Corp.(b)(c)     114,600       5,680,722



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------     ----------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
  ImClone Systems, Inc.(b)(c)          162,600    $  9,195,030
  Immunex Corp.(b)(c)                  326,800       6,094,820
  King Pharmaceuticals, Inc.(b)(c)     147,869       6,203,105
  MedImmune, Inc.(b)(c)                100,100       3,566,563
  Millennium Pharmaceuticals, Inc.(b)   96,700       1,717,392
  Shire Pharmaceuticals Group PLC -
    ADR(b)(c)                           60,000       2,418,000
  SICOR, Inc.(b)(c)                    240,500       4,543,045
  Vertex Pharmaceuticals, Inc.(b)(c)    71,000       1,280,840
                                                  ------------
                                                    97,768,301
                                                  ------------
RESTAURANTS -- 1.0%
  Darden Restaurants, Inc.             166,600       4,373,250
                                                  ------------
RETAIL MERCHANDISING -- 8.0%
  Barnes & Noble, Inc.(b)(c)            71,600       2,584,760
  Bed, Bath and Beyond, Inc.(b)        173,400       4,414,764
  Best Buy Co., Inc.(b)(c)             141,800       6,444,810
  BJ's Wholesale Club, Inc.(b)          98,600       4,694,346
  Circuit City Stores, Inc.            361,000       4,332,000
  Office Depot, Inc.(b)(c)             324,900       4,418,640
  Ross Stores, Inc.                    160,000       4,680,000
  Whirlpool Corp.(c)                    78,200       4,328,370
                                                  ------------
                                                    35,897,690
                                                  ------------
SEMICONDUCTORS & RELATED DEVICES -- 9.0%
  Altera Corp.(b)                       93,200       1,536,868
  Analog Devices, Inc.(b)              147,100       4,810,170
  Conexant Systems, Inc.(b)(c)         251,300       2,085,790
  Fairchild Semiconductor Corp. -
    Class A(b)                         108,700       1,744,635
  Intersil Corp. - Class A(b)          130,000       3,629,600
  Lam Research Corp.(b)(c)             101,600       1,722,120
  Linear Technology Corp.(c)           101,400       3,325,920
  LSI Logic Corp.(b)                   322,400       3,788,200
  Marvell Technology Group Ltd.(b)     100,000       1,435,000
  Microchip Technology, Inc.(b)        193,100       5,175,080
  National Semiconductor Corp.(b)(c)   233,600       5,150,880
  Novellus Systems, Inc.(b)(c)          77,400       2,210,544
  Semtech Corp.(b)                     136,400       3,871,032
                                                  ------------
                                                    40,485,839
                                                  ------------
SOAPS & COSMETICS -- 1.2%
  International Flavors & Fragrances,
    Inc.                               188,000       5,205,720
                                                  ------------
TELECOMMUNICATIONS -- 0.9%
  Andrew Corp.(b)                      126,000       2,290,680
  Polycom, Inc.(b)                      77,000       1,876,490
                                                  ------------
                                                     4,167,170
                                                  ------------
TOBACCO -- 1.0%
  R.J. Reynolds Tobacco Holdings, Inc.  38,900       2,222,746
  UST, Inc.                             71,300       2,367,160
                                                  ------------
                                                     4,589,906
                                                  ------------
WASTE MANAGEMENT -- 0.4%
  Republic Services, Inc.(b)           115,000       1,863,000
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $452,998,495)                              423,719,053
                                                  ------------

                                     Par/Shares
                          Maturity      (000)         Value
                          ---------- ----------   ------------
SHORT TERM INVESTMENTS -- 5.5%
  U.S. Treasury Bills
    3.35%                 10/04/01     $14,955    $ 14,950,831
    2.30%                 10/18/01       4,500       4,495,113
  Galileo Money Market Fund              5,169       5,169,252
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,615,196)                                24,615,196
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $477,613,691(a))                          $448,334,249
                                                  ============


-----------------------
(a) Cost for Federal income tax purposes is $484,304,755. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation               $ 16,202,059
      Gross unrealized depreciation                (52,172,565)
                                                  ------------
                                                  $(35,970,506)
                                                  ============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.


                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $477,613,691) .............................................     $448,334,249
   Collateral received for securities loaned ............................................      132,451,767
   Dividends receivable .................................................................          144,856
   Interest receivable ..................................................................           41,734
   Investments sold receivable ..........................................................       21,301,802
   Capital shares sold receivable .......................................................        3,798,310
   Prepaid expenses .....................................................................           49,633
                                                                                              ------------
          TOTAL ASSETS ..................................................................      606,122,351
                                                                                              ------------

LIABILITIES
   Payable upon return of securities loaned .............................................      132,451,767
   Investments purchased payable ........................................................       21,011,852
   Capital shares redeemed payable ......................................................        1,818,476
   Advisory fees payable ................................................................          310,399
   Administrative fees payable ..........................................................           89,184
   Transfer agent fees payable ..........................................................           21,224
   Other accrued expenses payable .......................................................          394,686
                                                                                              ------------
          TOTAL LIABILITIES .............................................................      156,097,588
                                                                                              ------------

NET ASSETS (Applicable to 40,284,571 Institutional shares, 5,159,368 Service shares, 5,330,714 Investor A shares, 7,558,839 Investor B shares and
   3,124,898 Investor C shares outstanding) .............................................     $450,024,763
                                                                                              ============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($301,779,043 (DIVIDE) 40,284,571) ...........................            $7.49
                                                                                                     =====

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($37,690,962 (DIVIDE) 5,159,368) ...................................            $7.31
                                                                                                     =====

NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($38,224,704 (DIVIDE) 5,330,714) ................................            $7.17
                                                                                                     =====

MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($7.17 (DIVIDE) 0.955) ...............................................................            $7.51
                                                                                                     =====

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($51,185,690 (DIVIDE) 7,558,839) ................................            $6.77
                                                                                                     =====

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($21,144,364 (DIVIDE) 3,124,898) ................................            $6.77
                                                                                                     =====



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------
COMMON STOCKS -- 95.7%
ADVERTISING -- 0.8%
  R.H. Donnelley Corp.(b)              138,700     $ 3,622,844
                                                   -----------
AEROSPACE -- 0.8%
  Triumph Group, Inc.(b)               171,500       3,995,950
                                                   -----------
AIR TRANSPORTATION -- 0.3%
  Continental Airlines, Inc.(b)         84,700       1,270,500
                                                   -----------
BANKS -- 7.4%
  City National Corp.                  136,300       5,881,345
  Colonial BancGroup, Inc.             250,200       3,202,560
  Commerce Bancorp, Inc.                40,379       2,745,772
  Community First Bankshares, Inc.     257,500       6,185,150
  Cullen/Frost Bankers, Inc.           122,648       3,305,363
  FirstFed Financial Corp.(b)           54,100       1,406,600
  Fulton Financial Corp.               169,385       3,785,755
  Independence Community Bank
    Corp.                              182,000       3,954,860
  Sky Financial Group, Inc.            221,200       4,401,880
                                                   -----------
                                                    34,869,285
                                                   -----------
BEVERAGES-- 0.8%
  Constellation Brands, Inc. -
    Class A(b)                          95,300       3,970,198
                                                   -----------
BROADCASTING -- 0.8%
  Mediacom Communications
    Corp.(b)(c)                        307,800       4,010,634
                                                   -----------
BUSINESS SERVICES -- 1.0%
  Encompass Services Corp.(b)          577,200       2,181,816
  MAXIMUS, Inc.(b)                      65,600       2,606,288
                                                   -----------
                                                     4,788,104
                                                   -----------
CHEMICALS -- 2.8%
  Agrium, Inc.                         282,000       2,741,040
  Cambrex Corp.                        148,600       4,982,558
  OM Group, Inc.                       101,900       5,604,500
                                                   -----------
                                                    13,328,098
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 1.9%
  Ikon Office Solutions, Inc.          385,000       2,972,200
  Interface, Inc.                      255,200       1,097,360
  Newport Corp.                        148,100       2,088,210
  United Stationers, Inc.(b)            90,400       2,700,248
                                                   -----------
                                                     8,858,018
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 0.8%
  E.piphany, Inc.(b)                   378,000       1,606,500
  Novell, Inc.(b)                      533,700       1,953,342
                                                   -----------
                                                     3,559,842
                                                   -----------
CONSUMER PRODUCTS -- 0.6%
  Stewart Enterprises, Inc.(b)         484,500       2,810,100
                                                   -----------
ELECTRONICS -- 3.2%
  Avista Corp.                         113,700       1,546,320
  Belden, Inc.                         243,240       4,572,912
  Coherent, Inc.(b)                     76,800       2,181,120
  Merix Corp.(b)                       118,600       1,666,330
  Plexus Corp.(b)(c)                    37,600         886,608
  UCAR International, Inc.(b)          459,200       4,086,880
                                                   -----------
                                                    14,940,170
                                                   -----------



                                       Number
                                      of Shares       Value
                                      ----------   ------------
ENERGY & UTILITIES -- 6.3%
  ALLETE, Inc.(c)                      173,500     $ 4,448,540
  Cleco Corp.(c)                       294,200       6,063,462
  Equitable Resources, Inc.            152,400       4,573,524
  Oklahoma Gas & Electric Co.(c)       184,700       4,039,389
  Peoples Energy Corp.                  71,100       2,826,936
  Piedmont Natural Gas, Inc.(c)        111,500       3,472,110
  Sierra Pacific Resources(b)          292,400       4,415,240
                                                   -----------
                                                    29,839,201
                                                   -----------
ENTERTAINMENT & LEISURE -- 1.1%
  Bally Total Fitness Holding
    Corp.(b)(c)                        114,800       2,331,588
  WMS Industries, Inc.(b)              163,700       2,863,113
                                                   -----------
                                                     5,194,701
                                                   -----------
FINANCE -- 4.8%
  Allied Capital Corp.                 246,100       5,598,775
  Banknorth Group, Inc.                288,300       6,434,856
  IndyMac Mortgage Holdings,
    Inc.(b)(c)                         251,800       6,826,298
  Webster Financial Corp.              109,100       3,595,936
                                                   -----------
                                                    22,455,865
                                                   -----------
FOOD & AGRICULTURE -- 5.0%
  Del Monte Foods Co.(b)               427,300       3,290,210
  Fleming Cos., Inc.(c)                191,800       5,658,100
  Pathmark Stores, Inc.(b)             215,400       5,126,520
  Smithfield Foods, Inc.(b)            129,000       2,715,450
  Suiza Foods Corp.(b)(c)              107,400       6,781,236
                                                   -----------
                                                    23,571,516
                                                   -----------
INSURANCE -- 6.9%
  Arthur J. Gallagher & Co.(c)          57,700       1,953,145
  Everest RE Group Ltd.                 78,200       5,059,540
  Fidelity National Financial, Inc.    167,480       4,503,537
  HCC Insurance Holdings, Inc.(c)      185,000       4,865,500
  Ohio Casualty Corp.                  374,800       4,868,652
  RenaissanceRe Holdings Ltd.(c)        30,100       2,676,191
  W.R. Berkley Corp.                   106,600       5,116,800
  Willis Group Holdings Ltd.(b)        143,400       3,354,126
                                                   -----------
                                                    32,397,491
                                                   -----------
LEASING -- 0.5%
  Ryder System, Inc.                   124,700       2,492,753
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 6.0%
  AGCO, Inc.                           279,400       2,528,570
  AMETEK, Inc.                         213,900       5,621,292
  Axcelis Technologies, Inc.(b)        340,700       3,219,615
  Kennametal, Inc.                     138,700       4,427,304
  Pentair, Inc.                        156,200       4,806,274
  Teleflex, Inc.                       114,700       4,288,633
  York International Corp.             119,300       3,416,752
                                                   -----------
                                                    28,308,440
                                                   -----------
MANUFACTURING -- 1.1%
  Dial Corp.                           327,300       5,416,815
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 4.5%
  Beverly Enterprises, Inc.(b)         388,300       3,960,660
  Healthcare Realty Trust, Inc.        121,200       3,090,600
  Humana, Inc.                         192,200       2,317,932
  MedCath Corp.(b)                      71,200       1,149,880

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------
COMMON STOCKS (CONTINUED)
MEDICAL & MEDICAL SERVICES (CONTINUED)
  Mid Atlantic Medical Services,
    Inc.(b)                             57,700     $ 1,211,700
  Select Medical Corp.(b)              151,400       2,384,550
  Sierra Health Services, Inc.(b)      307,100       2,548,930
  Sunrise Assisted Living, Inc.(b)(c)  179,900       4,646,817
                                                   -----------
                                                    21,311,069
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 5.4%
  Edwards Lifesciences Corp.(b)        230,300       5,158,720
  Fisher Scientific International,
    Inc.(b)                            103,400       2,626,360
  Orthofix International, N.V.(b)      112,400       3,203,400
  Owens & Minor, Inc. Holding Co.      264,300       5,365,290
  PSS World Medical, Inc.(b)           662,400       6,319,296
  Sybron Dental Specialties, Inc.(b)   140,700       2,617,020
                                                   -----------
                                                    25,290,086
                                                   -----------
METAL & MINING -- 4.0%
  Ball Corp.(c)                         75,700       4,534,430
  Louis Dreyfus Natural Gas Co.(b)      90,800       3,532,120
  Mueller Industries, Inc.(b)          106,600       3,059,420
  Reliance Steel & Aluminum Corp.      174,200       4,138,992
  Worthington Industries, Inc.         312,800       3,519,000
                                                   -----------
                                                    18,783,962
                                                   -----------

MOTOR VEHICLES -- 2.3%
  BorgWarner, Inc.                     100,400       4,046,120
  Tower Automotive, Inc.(b)            254,800       1,826,916
  United Rentals, Inc.(b)(c)           283,300       4,912,422
                                                   -----------
                                                    10,785,458
                                                   -----------
OIL & GAS -- 2.0%
  ATP Oil & Gas Corp.(b)               335,500       2,331,725
  Oneok, Inc.                          198,400       3,285,504
  Valero Energy Corp.(c)                40,600       1,425,060
  XTO Energy, Inc.                     168,100       2,344,995
                                                   -----------
                                                     9,387,284
                                                   -----------
PAPER & FOREST PRODUCTS -- 2.5%
  Boise Cascade Corp.                  116,300       3,430,850
  Mail-Well, Inc.(b)                   248,500         919,450
  Pactiv Corp.(b)                      353,000       5,114,970
  Schweitzer-Mauduit International,
    Inc.                                97,600       2,315,072
                                                   -----------
                                                    11,780,342
                                                   -----------
REAL ESTATE -- 9.3%
  Alexandria Real Estate Equities, Inc.152,600       6,020,070
  AMB Property Corp.                   276,000       6,762,000
  Camden Property Trust                179,200       6,648,320
  Eastgroup Properties, Inc.           182,000       3,985,800
  Essex Property Trust, Inc.            55,400       2,720,140
  Felcor Lodging Trust, Inc.           164,200       2,208,490
  Health Care Property Investors, Inc.  55,100       2,118,595
  Health Care REIT, Inc.                82,400       2,076,480
  Nationwide Health Properties, Inc.   213,200       4,189,380
  SL Green Realty Corp.                226,700       7,145,584
                                                   -----------
                                                    43,874,859
                                                   -----------



                                       Number
                                      of Shares       Value
                                      ----------   ------------
RESTAURANTS -- 0.8%
  AFC Enterprises, Inc.(b)             183,400     $ 3,741,360
                                                   -----------
RETAIL MERCHANDISING -- 6.5%
  PETsMART, Inc.(b)                    809,200       5,696,768
  Reebok International Ltd.(b)          98,400       2,036,880
  Regis Corp.                          236,500       4,957,040
  Russell Corp.                        158,700       2,178,951
  School Specialty, Inc.(b)            118,600       3,624,416
  Stride Rite Corp.                    479,300       2,995,625
  Tupperware Corp.                     240,000       4,785,600
  Venator Group, Inc.(b)               298,000       4,544,500
                                                   -----------
                                                    30,819,780
                                                   -----------
RUBBER & PLASTIC -- 0.8%
  Spartech Corp.                       174,400       3,606,592
                                                   -----------
TELECOMMUNICATIONS -- 1.9%
  Andrew Corp.(b)                      226,300       4,114,134
  CT Communications, Inc.              156,500       2,284,900
  EMS Technologies, Inc.(b)            162,800       2,254,780
  REMEC, Inc.(b)                        72,500         574,925
                                                   -----------
                                                     9,228,739
                                                   -----------
TEXTILES -- 0.5%
  Phillips Services Corp.              221,900       2,196,810
                                                   -----------
TRANSPORTATION -- 1.5%
  GATX Corp.                           105,300       3,542,292
  Swift Transport, Inc.(b)             191,600       3,391,320
                                                   -----------
                                                     6,933,612
                                                   -----------
WASTE MANAGEMENT -- 0.8%
  Waste Connections, Inc.(b)           136,300       3,680,100
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $419,752,118)                              451,120,578
                                                   -----------


                                     Par/Shares
                          Maturity      (000)
                          ----------   ----------
SHORT TERM INVESTMENTS -- 4.3%
  Federal Home Loan Bank
    Discount Notes
    2.75%                   10/01/01   $14,000      14,000,000
  Galileo Money Market Fund              6,250       6,249,706
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $20,249,706)                                20,249,706
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $440,001,824(a))                          $471,370,284
                                                  ============

-------------------
(a) Cost for Federal income tax purposes is $442,393,672. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation               $ 65,424,010
      Gross unrealized depreciation                (36,447,398)
                                                  ------------
                                                  $ 28,976,612
                                                  ============


(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.


                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $440,001,824) ...................................................        $471,370,284
   Collateral received for securities loaned ..................................................          45,286,449
   Dividends receivable .......................................................................             705,621
   Interest receivable ........................................................................              28,463
   Investments sold receivable ................................................................           2,650,818
   Capital shares sold receivable .............................................................           1,776,062
   Prepaid expenses ...........................................................................              35,418
                                                                                                       ------------
          TOTAL ASSETS ........................................................................         521,853,115
                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned ...................................................          45,286,449
   Investments purchased payable ..............................................................           6,284,078
   Capital shares redeemed payable ............................................................           3,661,995
   Advisory fees payable ......................................................................             220,760
   Administrative fees payable ................................................................              92,184
   Transfer agent fees payable ................................................................              17,481
   Other accrued expenses payable .............................................................             183,004
                                                                                                       ------------
          TOTAL LIABILITIES ...................................................................          55,745,951
                                                                                                       ------------

NET ASSETS (Applicable to 22,688,594 Institutional shares, 2,911,440 Service shares, 1,742,168 Investor A shares, 1,065,693 Investor B shares and
   452,407 Investor C shares outstanding) .....................................................        $466,107,164
   =======                                                                                             ============


NET ASSET VALUE AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($442,456,579 (DIVIDE) 27,342,202) .........................................................              $16.18
                                                                                                             ======

OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ............................................              $16.18
                                                                                                             ======

MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($16.18 (DIVIDE) 0.955) ....................................................................              $16.94
                                                                                                             ======


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($16,599,456 (DIVIDE) 1,065,693) ......................................              $15.58
                                                                                                             ======

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($7,051,129 (DIVIDE) 452,407) .........................................              $15.59
                                                                                                             ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                      Number
AS OF SEPTEMBER 30, 2001             of Shares       Value
                                     ----------   ------------
COMMON STOCKS -- 95.4%
AEROSPACE -- 2.4%
  Alliant Techsystems, Inc.(b)        266,600    $  22,820,960
  EDO Corp.                           152,800        4,393,000
                                                 -------------
                                                    27,213,960
                                                 -------------
BEVERAGES -- 0.4%
  Cott Corp.(b)                       296,600        4,460,864
                                                 -------------
BUSINESS SERVICES -- 1.5%
  Administaff, Inc.(b)                133,700        3,476,200
  MAXIMUS, Inc.(b)(c)                 331,600       13,174,468
                                                 -------------
                                                    16,650,668
                                                 -------------
COMPUTER & OFFICE EQUIPMENT-- 0.7%
  Integrated Circuit Systems,
    Inc.(b)(c)                        196,900        2,516,382
  Liberate Technologies, Inc.(b)      543,800        5,416,248
                                                 -------------
                                                     7,932,630
                                                 -------------
COMPUTER SOFTWARE & SERVICES -- 7.3%
  Advanced Digital Information
    Corp.(b)                          253,400        2,612,554
  CACI International, Inc.             71,300        3,897,258
  Fair, Isaac and Co., Inc.           279,300       13,191,339
  IIS Intelligent Info Systems Ltd.(b) 13,487                0
  JDA Software Group, Inc.(b)         638,300        8,387,262
  MSC Software Corp.(b)               489,600        7,882,560
  Optimal Robotics Corp.(b)(c)        304,800        7,467,600
  Storage Technology Corp.(b)         212,800        2,670,640
  THQ, Inc.(b)(c)                     327,600       14,135,940
  Webex Communications, Inc.(b)(c)  1,076,750       22,870,170
                                                 -------------
                                                    83,115,323
                                                 -------------
CONSTRUCTION -- 0.7%
  Granite Construction, Inc.          298,200        7,645,848
                                                 -------------
DURABLE GOODS -- 0.4%
  Great Atlantic & Pacific Tea Co.,
     Inc.                             317,200        4,539,132
                                                 -------------
ELECTRONICS -- 7.0%
  Alpha Industries, Inc.(b)(c)        446,400        8,646,768
  Bruker Daltonics, Inc.(b)(c)        631,645       10,485,307
  FEI Co.(b)(c)                       316,500        6,883,875
  FLIR Systems, Inc.(b)                72,300        2,966,469
  Kopin Corp.(b)                      568,700        5,931,541
  Mercury Computer Systems, Inc.      119,500        4,487,225
  Microtune, Inc.(b)                  608,200        6,933,480
  Oak Technology, Inc.(b)             192,100        1,498,380
  Plexus Corp.(b)(c)                  318,175        7,502,566
  Power Integrations, Inc.(b)         283,200        5,159,904
  Powerwave Technologies, Inc.(b)     258,500        3,081,320
  Triquint Semiconductor, Inc.(b)     460,400        7,361,796
  Tweeter Home Entertainment Group,
    Inc.(b)                           151,133        2,061,454
  Varian Semiconductor Equipment
    Associates, Inc.(b)(c)            248,300        6,418,555
                                                 -------------
                                                    79,418,640
                                                 -------------
ENERGY & UTILITIES -- 0.3%
  Western Gas Resources, Inc.         134,800        3,508,844
                                                 -------------
ENTERTAINMENT & LEISURE -- 1.8%
  Activision, Inc.(b)(c)              739,400       20,126,468
                                                 -------------



                                      Number
                                     of Shares       Value
                                     ----------   ------------
FINANCE -- 2.8%
  IndyMac Mortgage Holdings, Inc.(b) 245,900 $ 6,666,349 Investment Technology Group,
    Inc.(b)(c)                        456,600       25,336,734
                                                 -------------
                                                    32,003,083
                                                 -------------
FOOD & AGRICULTURE -- 6.3%
  American Italian Pasta Co.(b)       624,700       27,018,275
  Fleming Cos., Inc.(c)               788,200       23,251,900
  NBTY, Inc.(b)                       751,100        9,884,476
  Whole Foods Market, Inc.(b)         378,200       11,879,262
                                                 -------------
                                                    72,033,913
                                                 -------------
INSURANCE -- 0.5%
  Brown & Brown, Inc.                  60,200        3,136,420
  RenaissanceRe Holdings Ltd.          34,700        3,085,177
                                                 -------------
                                                     6,221,597
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 2.8%
  Axcelis Technologies, Inc.(b)     1,385,900       13,096,755
  Teleflex, Inc.                      489,800       18,313,622
                                                 -------------
                                                    31,410,377
                                                 -------------
MANUFACTURING -- 0.6%
  Dial Corp.                          279,000        4,617,450
  Mine Safety Appliances Co.           39,500        1,777,500
                                                 -------------
                                                     6,394,950
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 15.8%
  AmeriPath, Inc.(b)(c)               274,600        7,210,996
  Arqule, Inc.(b)                     142,300        1,487,035
  Beverly Enterprises, Inc.(b)        781,400        7,970,280
  Cima Labs, Inc.(b)(c)               287,000       17,435,250
  Covance, Inc.(b)                    354,300        6,345,513
  CuraGen Corp.(b)                    208,400        4,022,120
  CV Therapeutics, Inc.(b)(c)         231,000        8,976,660
  Davita, Inc.(b)                     385,300        7,840,855
  Henry Schein, Inc.(b)               299,400       11,556,840
  Integra LifeSciences Holdings(b)(c) 375,800       10,379,596
  LifePoint Hospitals, Inc.(b)        250,600       11,026,400
  Manor Care, Inc.(b)                 413,800       11,627,780
  Myriad Genetics, Inc.(b)            260,200        7,972,528
  Neurocrine Biosciences, Inc.(b)     127,500        4,082,550
  Pediatrix Medical Group, Inc.(b)     81,700        3,332,543
  Perrigo Co.(b)                      201,900        3,058,785
  Pharmaceutical Product
    Development, Inc.(b)              596,200       17,462,698
  Protein Design Labs, Inc.(b)(c)      87,400        4,127,902
  Province Healthcare Co.(b)(c)       349,300       12,833,282
  Renal Care Group, Inc.(b)           196,100        6,033,997
  Rightchoice Managed Care, Inc.(b)   290,300       14,529,515
                                                 -------------
                                                   179,313,125
                                                 -------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.9%
  Immunogen, Inc.(b)                  661,900        5,990,195
  Intermune, Inc.(b)(c)               230,200        8,805,150
  Kos Pharmaceuticals, Inc.(b)        188,100        5,238,585
  PSS World Medical, Inc.(b)           66,400          633,456
  Techne Corp.(b)                      30,600          900,558
                                                 -------------
                                                    21,567,944
                                                 -------------
METAL & MINING -- 2.1%
  Ball Corp.(c)                       397,100       23,786,290
                                                 -------------

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF SEPTEMBER 30, 2001             of Shares       Value
                                     ----------   ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 2.0%
  Keystone Automotive Industries,
    Inc.(b)                           246,100    $   3,691,500
  O'Reilly Automotive, Inc.(b)        676,600       19,384,590
                                                 -------------
                                                    23,076,090
                                                 -------------
OIL & GAS -- 2.2%
  Evergreen Resources, Inc.(b)(c)     149,700        5,082,315
  Patina Oil & Gas Corp.               91,200        2,097,600
  Plains Resources, Inc.(b)            80,500        2,093,000
  Pogo Producing Co.                   94,900        2,230,150
  Spinnaker Exploration Co.(b)        252,700        8,940,526
  Tom Brown, Inc.(b)                   88,100        1,841,290
  XTO Energy, Inc.                    187,600        2,617,020
                                                 -------------
                                                    24,901,901
                                                 -------------
PERSONAL SERVICES -- 3.8%
  Career Education Corp.(b)(c)        530,700       29,188,500
  Sylvan Learning Systems, Inc.(b)    618,000       14,152,200
                                                 -------------
                                                    43,340,700
                                                 -------------
PHARMACEUTICALS -- 15.1%
  Abgenix, Inc.(b)(c)                 201,900        4,583,130
  AdvancePCS(b)(c)                    287,900       20,665,462
  Amerisource Bergen Corp. -
    Class A(b)(c)                     388,200       27,542,790
  Cell Therapeutics, Inc.(b)(c)       552,200       13,280,410
  Cubist Pharmaceuticals, Inc.(b)(c)  411,100       13,471,747
  Impax Laboratories, Inc.(b)         143,900        1,883,651
  Isis Pharmaceuticals, Inc.(b)       214,600        3,658,930
  Medarex, Inc.(b)                    734,900       11,096,990
  NPS Pharmaceuticals, Inc.(b)(c)     227,100        7,085,520
  OSI Pharmaceuticals, Inc.(b)        349,400       11,355,500
  Taro Pharmaceutical Industries
    Ltd.(b)                           481,400       16,926,024
  Transkaryotic Therapies, Inc.(b)    673,800       18,286,932
  Trimeris, Inc.(b)                   268,900        9,438,390
  Vertex Pharmaceuticals, Inc.(b)(c)  340,500        6,142,620
  Viropharma, Inc.(b)                 253,500        6,405,945
                                                 -------------
                                                   171,824,041
                                                 -------------
PUBLISHING & PRINTING -- 0.4%
  Scholastic Corp.(b)                  97,600        4,245,600
                                                 -------------
RAILROAD EQUIPMENT -- 0.4%
  Wabtec Corp.                        418,100        4,557,290
                                                 -------------
REAL ESTATE -- 0.8%
  LNR Property Corp.                  302,000        9,044,900
                                                 -------------
RETAIL MERCHANDISING -- 5.7%
  Action Performance Co., Inc.(b)      87,862        1,599,967
  Barnes & Noble, Inc.(b)(c)          421,600       15,219,760
  Borders Group, Inc.(b)              898,300       17,202,445
  Copart, Inc.(b)                     390,200       10,929,502
  Electronics Boutique Holdings
    Corp.(b)(c)                       207,800        5,600,210
  F.Y.I., Inc.(b)                     321,300       12,055,176
  School Specialty, Inc.(b)            75,800        2,316,448
                                                 -------------
                                                    64,923,508
                                                 -------------
SEMICONDUCTORS & RELATED DEVICES -- 3.4%
  ASM International N.V.(b)(c)        573,073        6,590,340
  Fairchild Semiconductor Corp. -
    Class A(b)                        356,100        5,715,405



                                      Number
                                     of Shares       Value
                                      ----------   ------------
SEMICONDUCTORS & RELATED DEVICES (CONTINUED)
  GlobeSpan, Inc.(b)                  231,300    $   2,090,952
  Intersil Corp. - Class A(b)(c)      326,600        9,118,672
  Microsemi Corp.(b)                  250,000        6,512,500
  MKS Instruments, Inc.(b)            422,900        7,506,475
  Rudolph Technologies, Inc.(b)        61,800        1,523,988
                                                 -------------
                                                    39,058,332
                                                 -------------
TELECOMMUNICATIONS -- 1.1%
  AirGate PCS, Inc.(b)                 81,500        3,620,230
  Alamosa Holdings, Inc.(b)(c)        200,400        2,775,540
  DSP Group, Inc.(b)                  128,800        2,569,560
  Illuminet Holdings, Inc.(b)(c)      106,900        4,096,408
                                                 -------------
                                                    13,061,738
                                                 -------------
TEXTILES -- 1.5%
  Mohawk Industries, Inc.(b)          452,600       16,633,050
                                                 -------------
TRANSPORTATION -- 2.1%
  Arkansas Best Corp.(b)              303,000        6,275,130
  Landstar System, Inc.(b)             95,100        6,086,400
  Werner Enterprises, Inc.            317,000        5,300,240
  Yellow Corp.(b)                     304,000        6,179,197
                                                 -------------
                                                    23,840,967
                                                 -------------
WASTE MANAGEMENT -- 1.6%
  Waste Connections, Inc.(b)          672,500       18,157,500
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $1,157,376,079)                          1,084,009,273
                                                 -------------


                                    Par/Shares
                         Maturity      (000)
                        ----------  ----------
CORPORATE BONDS-- 0.6%
  Speedway Motorsports, Inc.
    5.75%                   09/30/03   $7,000        6,203,750
                                                 -------------
    (Cost $7,000,000)

SHORT TERM INVESTMENTS -- 4.0%
  Federal Home Loan Bank
    Discount Notes
    2.75%                   10/01/01    6,000        6,000,000
    2.82%                   10/03/01   14,005       14,002,806
    3.52%                   10/24/01   10,000        9,977,511
  Student Loan Marketing Association
    Discount Notes
    2.56%                   10/02/01    5,000        5,000,000
  U.S. Treasury Bills
    3.33%                   10/04/01    3,775        3,773,952
  Galileo Money Market Fund             6,801        6,801,243
                                                 -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,555,512)                                45,555,512
                                                 -------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,209,931,591(a))                      $1,135,768,535
                                                ==============


-----------------------
(a) Cost for Federal income tax purposes is $1,224,547,050. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                 $  69,621,058
   Gross unrealized depreciation                  (158,399,573)
                                                 -------------
                                                 $ (88,778,515)
                                                 =============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.

See accompanying notes to financial statements.


                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $1,209,931,591) .......................................................    $1,135,768,535
   Collateral received for securities loaned ........................................................       177,923,216
   Dividends receivable .............................................................................            50,797
   Interest receivable ..............................................................................           292,851
   Investments sold receivable ......................................................................        18,072,363
   Capital shares sold receivable ...................................................................         4,715,565
   Prepaid expenses .................................................................................            44,450
                                                                                                         --------------
          TOTAL ASSETS ..............................................................................     1,336,867,777
                                                                                                         --------------

LIABILITIES
   Payable upon return of securities loaned .........................................................       177,923,216
   Investments purchased payable ....................................................................        27,015,463
   Capital shares redeemed payable ..................................................................         5,543,404
   Advisory fees payable ............................................................................           535,507
   Administrative fees payable ......................................................................           212,521
   Transfer agent fees payable ......................................................................            39,271
   Other accrued expenses payable ...................................................................           506,707
                                                                                                         --------------
          TOTAL LIABILITIES .........................................................................       211,776,089
                                                                                                         --------------
NET ASSETS (Applicable to 71,830,770 Institutional shares, 12,416,068 Service shares, 7,662,801 Investor A shares, 3,595,753 Investor B shares and
   1,748,612 Investor C shares outstanding) .........................................................    $1,125,091,688
                                                                                                         ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($843,358,019 (DIVIDE) 71,830,770) .......................................            $11.74
                                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($141,000,940 (DIVIDE) 12,416,068) .............................................            $11.36
                                                                                                                 ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($85,211,324 (DIVIDE) 7,662,801) ............................................            $11.12
                                                                                                                 ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.12 (DIVIDE) 0.955) ..........................................................................            $11.64
                                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($37,351,214 (DIVIDE) 3,595,753) ............................................            $10.39
                                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($18,170,191 (DIVIDE) 1,748,612) ............................................            $10.39
                                                                                                                 ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                           MICRO-CAP EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------
COMMON STOCKS -- 96.6%
BANKS -- 0.6%
  Flagstar Bancorp, Inc.                52,000     $ 1,201,200
                                                   -----------
BUSINESS SERVICES -- 1.1%
  Euronet Worldwide, Inc.(b)           100,000       1,105,000
  Right Management Consultants, Inc.    36,000       1,117,800
                                                   -----------
                                                     2,222,800
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 13.7%
  Alloy Online, Inc.(b)                310,500       3,831,570
  Answerthink Consulting Group,
    Inc.(b)                            150,000         705,000
  Centra Software, Inc.(b)             360,100       3,082,456
  Computer Network Technology
    Corp.(b)                           100,000       1,052,000
  Digital River, Inc.                  168,600       1,256,070
  MSC Software Corp.(b)                342,000       5,506,200
  NetSolve, Inc.(b)                    245,000       2,805,250
  Optimal Robotics Corp.(b)             81,400       1,994,300
  SeaChange International, Inc.(b)     153,100       2,674,657
  Skillsoft Corp.(b)                   153,600       2,454,528
  Systems & Computer Technology
    Corp.(b)                           135,000       1,215,000
  Tier Technologies, Inc.(b)            62,000         744,000
  Vastera, Inc.(b)                     122,700       1,374,240
                                                   -----------
                                                    28,695,271
                                                   -----------
ELECTRONICS -- 7.5%
  Actel Corp.(b)                       118,000       2,095,680
  FLIR Systems, Inc.(b)                 50,000       2,051,500
  Intermagnetics General Corp.(b)      154,336       3,589,855
  Planar Systems, Inc.(b)              106,500       2,141,715
  Recoton Corp.(b)                     157,400       1,943,890
  Three-Five Systems, Inc.(b)          238,900       3,808,066
                                                   -----------
                                                    15,630,706
                                                   -----------
ENTERTAINMENT & LEISURE -- 5.4%
  4 Kids Entertainment, Inc.(b)        223,500       4,447,650
  Activision, Inc.(b)                  129,100       3,514,102
  Midway Games, Inc.(b)                277,500       3,360,525
                                                   -----------
                                                    11,322,277
                                                   -----------
FINANCE-- 2.3%
  American Home Mortgage Holdings,
    Inc.                                80,000       1,396,000
  Coinstar, Inc.(b)                    167,800       3,309,016
  Resource Bancshares Mortgage
    Group, Inc.                         13,000         104,000
                                                   -----------
                                                     4,809,016
                                                   -----------
MEASURING & CONTROLLING DEVICES -- 1.7%
  Itron, Inc.(b)                       151,200       3,480,624
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 15.1%
  American Healthcorp, Inc.(b)          55,900       1,970,475
  AmeriPath, Inc.(b)                    57,800       1,517,828
  Amsurg Corp.(b)                      125,000       3,443,750
  Biosphere Medical, Inc.(b)           180,300       1,487,475
  Corvas International, Inc.(b)        150,000         862,500
  Dianon Systems, Inc.(b)               30,000       1,506,000
  Dyax Corp.(b)                         60,000         577,200
  ESC Medical Systems Ltd.(b)           57,800       1,160,624
  IGEN International, Inc.(b)           82,700       2,275,904



                                       Number
                                      of Shares       Value
                                      ----------   ------------
  MEDICAL & MEDICAL SERVICES (CONTINUED)
  Integra LifeSciences Holdings(b)     144,600     $ 3,993,852
  Magellan Health Services, Inc.(b)    148,600       1,704,442
  MGI Pharmaceutical, Inc.(b)          150,000       2,005,500
  Neurocrine Biosciences, Inc.(b)       84,600       2,708,892
  Serologicals Corp.(b)                 70,900       1,283,999
  Specialty Laboratories, Inc.(b)       42,300       1,163,250
  Third Wave Technologies(b)            87,700         554,264
  U.S. Physical Therapy, Inc.(b)        90,000       1,460,700
  Wright Medical Group, Inc.(b)        112,700       1,909,138
                                                   -----------
                                                    31,585,793
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES-- 11.9%
  American Medical Systems Holdings,
    Inc.(b)                            116,100       2,214,027
  Bioject Medical Tech., Inc.(b)       100,000       1,024,000
  Bioject Medical Tech., Inc.
    Warrants(b)
    (expiring 05/22/06)                 15,000             150
  Cardiodynamics International
    Corp.(b)                           150,000         720,000
  D & K Healthcare Resources, Inc.      82,600       3,956,540
  Endocare, Inc.(b)                     85,100       1,493,505
  Fischer Imaging Corp.(b)             100,000       1,315,000
  ICU Medical, Inc.(b)                  39,000       1,560,000
  Kensey Nash Corp.(b)                 110,100       2,106,213
  Medical Action Industries, Inc.(b)   120,000       2,028,000
  Merit Medical Systems, Inc.(b)       320,134       6,082,546
  Natus Medical, Inc.(b)               138,800       1,061,820
  Orasure Technologies, Inc.(b)        144,500       1,481,125
                                                   -----------
                                                    25,042,926
                                                   -----------
METAL & MINING -- 0.5%
  Advanced Technical Products, Inc.(b)  60,000       1,092,000
                                                   -----------
OIL & GAS -- 4.0%
  Berry Petroleum Co. - Class A         22,200         342,990
  Frontier Oil Corp.                   120,000       2,058,000
  Plains Resources, Inc.(b)             72,900       1,895,400
  Quicksilver Resources, Inc.(b)       141,800       1,928,480
  Remington Oil & Gas Corp. -
    Class B(b)                          79,800       1,044,582
  TETRA Technologies, Inc.(b)           62,700       1,092,234
                                                   -----------
                                                     8,361,686
                                                   -----------
PHARMACEUTICALS -- 13.8%
  Atrix Laboratories, Inc.(b)           91,200       2,143,182
  Genta, Inc.(b)                       327,600       3,390,660
  ICON PLC - ADR(b)                     59,600       1,978,720
  Isis Pharmaceuticals, Inc.(b)        313,100       5,338,355
  MIM Corp.(b)                         353,700       3,713,850
  Novavax, Inc.(b)                     100,000       1,410,000
  Penwest Pharmaceuticals Co.(b)       110,000       1,895,300
  Taro Pharmaceutical Industries
    Ltd.(b)                            150,300       5,284,548
  Telik, Inc.(b)                       429,400       2,791,100
  Women First Healthcare, Inc.(b)      121,300       1,000,725
                                                   -----------
                                                    28,946,440
                                                   -----------
RAILROAD EQUIPMENT -- 1.2%
  RailAmerica, Inc.(b)                 200,000       2,500,000
                                                   -----------
REAL ESTATE -- 0.6%
  National Health Investors, Inc.(b)    95,100       1,279,095
                                                   -----------


See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                     MICRO-CAP EQUITY PORTFOLIO (CONCLUDED)

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------
COMMON STOCKS (CONTINUED)
RETAIL MERCHANDISING -- 5.0%
  Applica, Inc.(b)                     139,300     $ 1,177,085
  Gadzooks, Inc.(b)                     92,500       1,271,875
  Global Sports, Inc.(b)               241,200       2,809,980
  Helen of Troy Ltd.(b)                216,100       2,258,245
  JAKKS Pacific, Inc.(b)               105,000       1,417,500
  Wet Seal, Inc. - Class A(b)           89,400       1,645,854
                                                   -----------
                                                    10,580,539
                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 8.1%
  Anadigics, Inc.(b)                   129,589       1,580,986
  Genesis Microchip, Inc.(b)            73,900       2,079,546
  Integrated Silicon Solution, Inc.(b) 305,400       2,623,386
  Nanometrics, Inc.(b)                  22,800         403,788
  O2Micro International Ltd.(b)        334,000       4,392,100
  PDF Solutions, Inc.(b)                55,600         569,900
  Photon Dynamics, Inc.(b)             160,700       3,720,205
  Xicor, Inc.(b)                       213,400       1,696,530
                                                   -----------
                                                    17,066,441
                                                   -----------
TELECOMMUNICATIONS -- 2.3%
  Gentner Communications Corp.(b)       60,300       1,095,048
  RMH Teleservices, Inc.(b)             98,800       1,062,100
  SpectraLink Corp.(b)                 162,200       2,538,430
                                                   -----------
                                                     4,695,578
                                                   -----------
TRANSPORTATION -- 1.3%
  Arkansas Best Corp.(b)                55,200       1,143,192
  Knight Transportation, Inc.(b)        79,500       1,522,425
                                                   -----------
                                                     2,665,617
                                                   -----------
WASTE MANAGEMENT -- 0.5%
  Casella Waste Systems, Inc.(b)       104,700       1,165,311
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $210,016,866)                              202,343,320
                                                   -----------



                                     Par/Shares
                          Maturity      (000)
                          ----------   --------
SHORT TERM INVESTMENTS -- 5.4%
  Federal Home Loan Bank
    Discount Notes
    2.75%                  10/01/01     $5,000       5,000,000
  Galileo Money Market Fund              6,440       6,440,476
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,440,476)                                11,440,476
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $221,457,342(a))                 102.0%   $213,783,796

LIABILITIES IN EXCESS OF
  OTHER ASSETS                            (2.0%)    (4,216,049)
                                         ------   ------------
NET ASSETS (Applicable to 2,019,708
  Institutional shares, 60,489 Service
  shares, 2,943,033 Investor A shares,
  4,708,174 Investor B shares and
  2,492,711 Investor C shares
  outstanding)
                                         100.0%   $209,567,747
                                         =====    ============



                                                      Value
                                                  -------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($35,868,422 (DIVIDE) 2,019,708)                      $17.76
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($1,059,245 (DIVIDE) 60,489)                          $17.51
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($51,231,887 (DIVIDE) 2,943,033)                      $17.41
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($17.41 (DIVIDE) 0.950)                               $18.33
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($79,401,021 (DIVIDE) 4,708,174)                      $16.86
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($42,007,172 (DIVIDE) 2,492,711)                      $16.85
                                                        ======


------------------
(a) Cost for Federal income tax purposes is $223,614,219. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation             $ 22,111,638
        Gross unrealized depreciation              (31,942,061)
                                                  ------------
                                                  $ (9,830,423)
                                                  ============
(b)  Non-income producing security.

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------    -----------

COMMON STOCKS -- 90.2%
FINLAND -- 1.0%
  Nokia Corp. - ADR                     30,300     $   474,195
                                                   -----------
INDIA -- 1.5%
  Dr. Reddy's Laboratories Ltd. -
    ADR(b)                              32,000         712,000
                                                   -----------
ISRAEL -- 0.6%
  Taro Pharmaceutical Industries
    Ltd.(b)                              9,000         316,440
                                                   -----------
UNITED KINGDOM -- 1.0%
  ARM Holdings PLC - ADR(b)             48,500         511,675
                                                   -----------
UNITED STATES -- 86.1%
BROADCASTING -- 1.1%
  EchoStar Communications Corp. -
    Class A(b)                          23,100         537,537
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 3.3%
  Dell Computer Corp.(b)                28,500         528,105
  Integrated Circuit Systems, Inc.(b)   36,000         460,080
  Tech Data Corp.(b)                    16,600         629,140
                                                   -----------
                                                     1,617,325
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 5.6%
  Concurrent Computer Corp.(b)          77,900         707,332
  MSC Software Corp.(b)                 35,000         563,500
  SeaChange International, Inc.(b)      33,900         592,233
  Webex Communications, Inc.(b)         41,425         879,867
                                                   -----------
                                                     2,742,932
                                                   -----------
ELECTRONICS -- 9.3%
  AVX Corp.                             32,900         535,283
  Celestica, Inc.(b)                    10,600         289,380
  Jabil Circuit, Inc.(b)                23,700         424,230
  Kemet Corp.(b)                        32,000         526,720
  Maxim Integrated Products, Inc.(b)    25,200         880,488
  Sanmina Corp.(b)                      36,900         501,102
  Three-Five Systems, Inc.(b)           22,500         358,650
  Vishay Intertechnology, Inc.(b)       55,000       1,012,000
                                                   -----------
                                                     4,527,853
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 9.6%
  Albany Molecular Research, Inc.(b)    12,300         305,409
  Genzyme Corp.(b)                      11,100         504,162
  Gilead Sciences, Inc.(b)              22,200       1,246,974
  Human Genome Sciences, Inc.(b)        18,300         563,823
  Integra LifeSciences Holdings(b)      35,000         966,700
  Renal Care Group, Inc.(b)             36,200       1,113,874
                                                   -----------
                                                     4,700,942
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 5.0%
  American Medical Systems
    Holdings, Inc.(b)                   29,900         570,193
  Boston Scientific Corp.(b)            25,100         514,550
  Merit Medical Systems, Inc.(b)        28,749         546,231
  Natus Medical, Inc.(b)                35,900         274,635
  Zimmer Holdings, Inc.(b)              19,500         541,125
                                                   -----------



                                       Number
                                      of Shares        Value
                                      ----------   -----------

PHARMACEUTICALS -- 23.8%
  Array Biopharma, Inc.(b)              60,000     $   541,200
  Barr Laboratories, Inc.(b)            12,300         972,438
  Cell Therapeutics, Inc.(b)            27,000         649,350
  Forest Laboratories, Inc.(b)           6,900         497,766
  Genentech, Inc.(b)                    11,700         514,800
  IDEC Pharmaceuticals Corp.(b)         10,200         505,614
  ImClone Systems, Inc.(b)              28,000       1,583,400
  Immunex Corp.(b)                      38,900         725,485
  Impax Laboratories, Inc.(b)           51,000         667,590
  Isis Pharmaceuticals, Inc.(b)         47,900         816,695
  MIM Corp.(b)                          93,100         977,550
  Mylan Laboratories, Inc.              28,300         923,146
  Pharmaceutical Resources, Inc.(b)     31,500       1,126,125
  Telik, Inc.(b)                        74,000         481,000
  Transkaryotic Therapies, Inc.(b)      23,000         624,220
                                                   -----------
                                                    11,606,379
                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 17.9%
  Analog Devices, Inc.(b)               35,000       1,144,500
  Conexant Systems, Inc.(b)            137,000       1,137,100
  General Semiconductor, Inc.(b)         3,300          31,680
  Genesis Microchip, Inc.(b)            18,000         506,520
  Linear Technology Corp.               26,200         859,360
  LSI Logic Corp.(b)                    61,000         716,750
  Microchip Technology, Inc.(b)         11,800         316,240
  Nanometrics, Inc.(b)                   2,700          47,817
  National Semiconductor Corp.(b)       42,100         928,305
  O2Micro International Ltd.(b)         46,000         604,900
  Semtech Corp.(b)                      28,200         800,316
  Texas Instruments, Inc.               19,500         487,110
  Trident Microsystems, Inc.(b)         84,900         388,841
  Xicor, Inc.(b)                        95,800         761,610
                                                   -----------
                                                     8,731,049
                                                   -----------
TELECOMMUNICATIONS -- 10.5%
  DSP Group, Inc.(b)                    43,000         857,850
  Gentner Communications Corp.(b)       30,400         552,064
  Motorola, Inc.                        38,800         605,280
  Polycom, Inc.(b)                      42,000       1,023,540
  Qualcomm, Inc.(b)                     16,000         760,640
  Sprint Corp. (PCS Group)(b)           28,300         744,007
  WorldCom, Inc.(b)                     36,900         554,976
                                                   -----------
                                                     5,098,357
                                                   -----------
  TOTAL UNITED STATES                               42,009,108
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $48,449,748)                                44,023,418
                                                   -----------

See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO (CONCLUDED)

                                      Par/Shares
AS OF SEPTEMBER 30, 2001    Maturity     (000)          Value
                           ---------- ----------   ------------

SHORT TERM INVESTMENTS -- 9.8%
  Federal Home Loan Bank
    Discount Notes
    2.82%                   10/03/01     $2,200    $ 2,199,655
  Federal National Mortgage Association
    Discount Notes
    2.50%                   10/05/01      2,500      2,499,306
  Galileo Money Market Fund                  89         88,608
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,787,569)                                  4,787,569
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $53,237,317(a))                            $48,810,987
                                                   ===========


----------------------
(a) Cost for Federal income tax purposes is $54,799,650. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation               $   688,357
       Gross unrealized depreciation                (6,677,020)
                                                   -----------
                                                   $(5,988,663)
                                                   ===========
(b)  Non-income producing security.

See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $53,237,317) ...............................................................     $48,810,987
   Cash denominated in foreign currencies (Cost $1,498,159) ..............................................       1,501,014
   Dividends receivable ..................................................................................           3,004
   Interest receivable ...................................................................................           5,680
   Investments sold receivable ...........................................................................       5,393,076
   Capital shares sold receivable ........................................................................          79,876
   Prepaid expenses ......................................................................................           8,940
   Futures margin receivable .............................................................................          59,900
                                                                                                               -----------
          TOTAL ASSETS ...................................................................................      55,862,477
                                                                                                               -----------

LIABILITIES
   Investments purchased payable .........................................................................       5,671,840
   Capital shares redeemed payable .......................................................................         309,643
   Advisory fees payable .................................................................................         137,896
   Administrative fees payable ...........................................................................          11,182
   Transfer agent fees payable ...........................................................................           4,969
   Other accrued expenses payable ........................................................................         198,227
                                                                                                               -----------
          TOTAL LIABILITIES ..............................................................................       6,333,757
                                                                                                               -----------

NET ASSETS (Applicable to 1,631,694 Institutional shares, 4,318 Service shares,
   3,324,458 Investor A shares, 5,090,725 Investor B shares and
   1,316,935 Investor C shares outstanding) ..............................................................     $49,528,720
                                                                                                               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($7,188,653 (DIVIDE) 1,631,694) ...............................................           $4.41
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($18,974 (DIVIDE) 4,318) ............................................................           $4.39
                                                                                                                     =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($14,550,768 (DIVIDE) 3,324,458) .................................................           $4.38
                                                                                                                     =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($4.38 (DIVIDE) 0.950) ................................................................................           $4.61
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($22,061,713 (DIVIDE) 5,090,725) .................................................           $4.33
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,708,612 (DIVIDE) 1,316,935) ..................................................           $4.33
                                                                                                                     =====


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                            EUROPEAN EQUITY PORTFOLIO

                                         Number
AS OF SEPTEMBER 30, 2001                of Shares      Value
                                        ----------  -----------

COMMON STOCKS -- 99.9%
DENMARK -- 7.1%
  Carlsberg A/S                            8,000    $  340,968
  ISS A/S(b)                               5,725       297,995
                                                    ----------
                                                       638,963
                                                    ----------
FINLAND -- 2.3%
  Nokia Oyj                               12,430       203,197
                                                    ----------
FRANCE -- 14.8%
  Aventis SA                               3,901       295,939
  Carrefour SA                             6,546       315,365
  Essilor International SA                 9,810       272,937
  Orange SA(b)                            35,076       255,553
  Valeo SA                                 6,049       190,884
                                                    ----------
                                                     1,330,678
                                                    ----------
GERMANY -- 13.0%
  Deutsche Telekom AG                     20,168       315,917
  E.On AG                                  5,654       292,937
  Muenchener Rueckversicherungs AG         1,205       310,018
  SAP AG                                   2,312       244,246
                                                    ----------
                                                     1,163,118
                                                    ----------
IRELAND -- 2.8%
  Bank of Ireland                         31,615       250,780
                                                    ----------
NETHERLANDS -- 19.1%
  Akzo Nobel NV                            6,790       276,970
  Elsevier NV                             27,967       326,270
  Fortis NV                               10,916       266,627
  Royal Dutch Petroleum NV                 6,347       319,188
  TNT Post Group NV                       15,602       298,246
  Verenigde Nederlandse
    Uitgeversbedrijven NV                  7,968       224,591
                                                    ----------
                                                     1,711,892
                                                    ----------
NORWAY -- 2.5%
  Statoil ASA(b)                          33,129       220,373
                                                    ----------
SPAIN -- 6.5%
  Banco Bilbao Vizcaya Argentaria SA      25,184       259,170
  Telefonica Espana(b)                    29,663       327,956
                                                    ----------
                                                       587,126
                                                    ----------
SWEDEN -- 5.4%
  Atlas Copco AB                          13,322       232,276
  Securitas AB - Class B                  15,989       257,793
                                                    ----------
                                                       490,069
                                                    ----------
SWITZERLAND -- 10.3%
  Adecco SA                                5,446       185,630
  Roche Holding AG                         3,324       238,527
  Syngenta AG(b)                           5,032       254,321
  UBS AG                                   5,205       243,423
                                                    ----------
                                                       921,901
                                                    ----------



                                         Number
                                        of Shares      Value
                                        ----------  -----------

UNITED KINGDOM -- 16.1%
  BAE Systems PLC                         61,243    $  297,930
  British Telecommunications PLC          51,761       258,649
  Compass Group PLC                       39,701       276,864
  Friends Provident PLC(b)                48,106       136,454
  Ryanair Holdings PLC(b)                 15,378       125,624
  Unilever PLC                            46,513       353,081
                                                    ----------
                                                     1,448,602
                                                    ----------
TOTAL COMMON STOCKS
   (Cost $10,369,055)                                8,966,699
                                                    ----------
SHORT TERM INVESTMENTS -- 0.1%
  Galileo Money Market Fund                6,841         6,841
                                                    ----------
  (Cost $6,841)

TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $10,375,896(a))                            $8,973,540
                                                    ==========


----------------------
(a) Cost for Federal income tax purposes is $10,469,804. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation              $   128,110
        Gross unrealized depreciation               (1,624,374)
                                                   -----------
                                                   $(1,496,264)
                                                   ===========
(b)  Non-income producing security.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                            EUROPEAN EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $10,375,896) ...............................................................     $8,973,540
   Cash denominated in foreign currencies (Cost $107,534) ................................................        107,045
   Dividends and reclaims receivable .....................................................................         16,452
   Interest receivable ...................................................................................            270
   Investments sold receivable ...........................................................................        272,093
   Capital shares sold receivable ........................................................................        435,573
   Prepaid expenses ......................................................................................         23,942
                                                                                                               ----------
          TOTAL ASSETS ...................................................................................      9,828,915
                                                                                                               ----------

LIABILITIES
   Investments purchased payable .........................................................................        251,877
   Transfer agent fees payable ...........................................................................            499
   Other accrued expenses payable ........................................................................         56,937
                                                                                                               ----------
          TOTAL LIABILITIES ..............................................................................        309,313
                                                                                                               ----------

NET ASSETS (Applicable to 788,296 Institutional shares, 8,885 Service shares,
   133,312 Investor A shares, 289,225 Investor B shares and
   105,147 Investor C shares outstanding) ................................................................     $9,519,602
                                                                                                               ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($5,686,802 (DIVIDE) 788,296) .................................................          $7.21
                                                                                                                    =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($64,153 (DIVIDE) 8,885) ............................................................          $7.22
                                                                                                                    =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($959,189 (DIVIDE) 133,312) ......................................................          $7.20
                                                                                                                    =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($7.20 (DIVIDE) 0.950) ................................................................................          $7.58
                                                                                                                    =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,059,998 (DIVIDE) 289,225) ....................................................          $7.12
                                                                                                                    =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($749,460 (DIVIDE) 105,147) ......................................................          $7.13
                                                                                                                    =====


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         INTERNATIONAL EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------  -------------

COMMON STOCKS -- 96.0%
AUSTRALIA -- 1.2%
  Rio Tinto Ltd.                       373,000    $  5,752,394
                                                  ------------
BELGIUM -- 1.3%
  UCB SA                               158,488       6,394,137
                                                  ------------
CANADA -- 1.2%
  BCE, Inc.                            277,000       6,044,268
                                                  ------------
FINLAND -- 1.4%
  Nokia Oyj                            437,111       7,145,589
                                                  ------------
FRANCE -- 13.6%
  Aventis SA                           206,113      15,636,236
  Carrefour SA                         337,374      16,253,583
  Essilor International SA             297,690       8,282,421
  Orange SA(b)                         796,857       5,805,668
  Total Fina SA                         95,297      12,801,271
  Valeo SA                             274,629       8,666,255
                                                  ------------
                                                    67,445,434
                                                  ------------
GERMANY -- 8.4%
  Deutsche Telekom AG                  489,574       7,668,822
  E.On AG                              245,864      12,738,336
  Muenchener Rueckversicherungs AG      48,353      12,440,096
  SAP AG                                83,923       8,865,859
                                                  ------------
                                                    41,713,113
                                                  ------------
HONG KONG -- 2.2%
  Hutchison Whampoa Ltd.               790,000       5,874,751
  Sun Hung Kai Properties Ltd.         824,000       5,250,709
                                                  ------------
                                                    11,125,460
                                                  ------------
JAPAN -- 15.8%
  Daiwa Securities Co. Ltd.          1,612,000      11,176,964
  Ito-Yokado Co. Ltd.                  112,000       4,973,390
  Matsushita Electric Industrial
     Co. Ltd.                          539,000       6,605,724
  Mitsubishi Corp.                   1,542,000      11,028,152
  Murata Manufacturing Co. Ltd.        103,200       5,916,695
  Nintendo Co. Ltd.                     51,000       7,324,854
  NTT Docomo, Inc.                       6,160       8,325,022
  Sekisui House Ltd.                 1,014,000       8,043,564
  Takeda Chemical Industries Ltd.      325,000      15,004,614
                                                  ------------
                                                    78,398,979
                                                  ------------
NETHERLANDS -- 11.6%
  Akzo Nobel NV                        134,672       5,493,387
  Elsevier NV                        1,574,987      18,374,179
  ING Groep NV                         447,861      12,003,706
  TNT Post Group NV                    698,313      13,348,867
  Verenigde Nederlandse
    Uitgeversbedrijven NV              297,888       8,396,446
                                                  ------------
                                                    57,616,585
                                                  ------------
SOUTH KOREA -- 1.8%
  Pohang Iron & Steel Co. Ltd. - ADR   297,000       4,662,900
  Samsung Electronics Co. Ltd. - GDR    75,353       4,438,292
                                                  ------------
                                                     9,101,192
                                                  ------------
SPAIN -- 2.8%
  Telefonica Espana(b)               1,243,452      13,747,684
                                                  ------------



                                       Number
                                      of Shares       Value
                                      ----------  -------------

SWEDEN -- 5.5%
  Atlas Copco AB                       385,062    $  6,713,749
  Nordbanken Holdings AB             1,804,649       8,796,655
  Securitas AB - Series B              746,609      12,037,690
                                                  ------------
                                                    27,548,094
                                                  ------------
SWITZERLAND -- 7.0%
  Adecco SA                            280,536       9,562,228
  Novartis AG                          182,352       7,140,575
  Syngenta AG(b)                       185,385       9,369,482
  UBS AG                               183,500       8,581,768
                                                  ------------
                                                    34,654,053
                                                  ------------
THAILAND-- 1.3%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)              6,928,000       6,308,091
                                                  ------------
UNITED KINGDOM -- 20.9%
  BAE Systems PLC                    3,117,228      15,164,422
  BP PLC                             2,212,573      18,275,245
  British Telecommunications PLC     1,781,600       8,902,632
  Centrica PLC                       3,425,161      10,722,348
  Compass Group PLC                  2,030,978      14,163,504
  GlaxoSmithKline PLC                  510,611      14,408,563
  Standard Chartered PLC               731,669       7,253,137
  Unilever PLC                       2,020,121      15,334,760
                                                  ------------
                                                   104,224,611
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $536,381,318)                              477,219,684
                                                  ------------


                                         Par
                         Maturity       (000)
                        ----------    ---------
SHORT TERM INVESTMENTS -- 4.0%
  Federal Home Loan Bank
    Discount Notes
    3.15%                 10/01/01     $20,000      20,000,000
                                                  ------------
  (Cost $20,000,000)

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $556,381,318(a))                          $497,219,684
                                                  ============


----------------------
(a) Cost for Federal income tax purposes is $568,903,938. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $ 18,357,177
     Gross unrealized depreciation                 (90,041,431)
                                                  ------------
                                                  $(71,684,254)
                                                  ============
(b)  Non-income producing security.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                         INTERNATIONAL EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $556,381,318) .............................................................     $497,219,684
   Cash denominated in foreign currencies (Cost $6,342,364) .............................................        6,286,550
   Cash .................................................................................................        9,174,888
   Dividends and reclaims receivable ....................................................................        1,994,545
   Interest receivable ..................................................................................           10,698
   Investments sold receivable ..........................................................................       11,446,856
   Capital shares sold receivable .......................................................................       27,873,772
   Prepaid expenses .....................................................................................           46,310
                                                                                                              ------------
          TOTAL ASSETS ..................................................................................      554,053,303
                                                                                                              ------------

LIABILITIES
   Investments purchased payable ........................................................................        6,350,014
   Capital shares redeemed payable ......................................................................        2,586,467
   Advisory fees payable ................................................................................          295,935
   Administrative fees payable ..........................................................................           97,364
   Transfer agent fees payable ..........................................................................           15,950
   Other accrued expenses payable .......................................................................          224,349
                                                                                                              ------------
          TOTAL LIABILITIES .............................................................................        9,570,079
                                                                                                              ------------

NET ASSETS (Applicable to 50,017,840 Institutional shares, 9,685,128 Service shares, 6,072,378 Investor A shares, 542,647 Investor B shares and
   269,873 Investor C shares outstanding) ...............................................................     $544,483,224
                                                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($410,743,719 (DIVIDE) 50,017,840) ...........................................            $8.21
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($78,595,266 (DIVIDE) 9,685,128) ...................................................            $8.12
                                                                                                                     =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($48,813,216 (DIVIDE) 6,072,378) ................................................            $8.04
                                                                                                                     =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.04 (DIVIDE) 0.950) ...............................................................................            $8.46
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,225,825 (DIVIDE) 542,647) ...................................................            $7.79
                                                                                                                     =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,105,198 (DIVIDE) 269,873) ...................................................            $7.80
                                                                                                                     =====


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------  -------------

COMMON STOCKS -- 86.6%
AUSTRALIA -- 1.0%
  Wesfarmers Ltd.                       95,000    $  1,390,543
                                                  ------------
BELGIUM -- 1.9%
  Omega Pharma SA                       63,000       2,567,529
                                                  ------------
CANADA -- 3.6%
  Magna International, Inc.(c)          12,300         648,825
  Manitoba Telecom Services, Inc.       95,000       2,137,892
  Molson, Inc. - Class A                70,000       1,190,662
  TransAlta Corp.                       58,000         790,120
                                                  ------------
                                                     4,767,499
                                                  ------------
FRANCE -- 3.6%
  Coflexip SA                           13,000       2,119,231
  Pernod-Ricard SA                      37,000       2,704,137
                                                  ------------
                                                     4,823,368
                                                  ------------
GERMANY -- 3.6%
  AMB Aachener & Muenchener
    Beteiligungs AG                     15,200       1,450,038
  Celanese AG                          110,000       1,677,990
  Gehe AG                               17,500         740,775
  Salzgitter AG                        111,000         869,367
                                                  ------------
                                                     4,738,170
                                                  ------------
HONG KONG -- 10.9%
  Beijing Datang Power Generation Co.
    Ltd. - Class H                   7,952,000       2,829,266
  China Southern Airlines Co. Ltd. -
    Class H(b)                       5,960,000       1,222,646
  Denway Motors Ltd.                 8,470,000       2,253,387
  Esprit Holdings Ltd.               2,749,200       2,608,389
  Greencool Technology Holdings Ltd. 1,650,000         550,037
  Hong Kong Exchanges & Clearing
    Ltd.                             1,490,000       1,795,761
  Huaneng Power International, Inc.  2,500,000       1,418,364
  Yanzhou Coal Mining Co. Ltd. -
    Class H                          5,880,000       1,771,657
                                                  ------------
                                                    14,449,507
                                                  ------------
ISRAEL -- 1.6%
  Taro Pharmaceutical Industries
    Ltd.(b)                             60,000       2,109,600
                                                  ------------
ITALY -- 3.0%
  Autostrade - Concessioni e
    Costruzioni Autostrade SpA         625,000       3,984,372
                                                  ------------
JAPAN -- 14.3%
  Aisin Seiko Co. Ltd.                  80,000       1,037,522
  Bank of Fukuoka Ltd.                 230,000         959,540
  Banyu Pharmaceutical Co. Ltd.        135,000       2,515,739
  Daido Steel Co. Ltd.                 169,600         448,451
  Hisamitsu Pharmaceutical Co., Inc.   200,000       3,324,099
  Hokkaido Electric Power Co., Inc.     70,000       1,015,949
  Isetan Co. Ltd.                      205,000       1,910,098
  Japan Energy Corp.                   685,000       1,006,254
  JGC Corp.                            600,000       4,371,694
  Sanix, Inc.                           15,000         629,564
  Seventy-Seven Bank Ltd.              145,000         699,866
  Yamada Denki Co. Ltd.                 17,000       1,104,508
                                                  ------------
                                                    19,023,284
                                                  ------------



                                        Number
                                       of Shares      Value
                                       ----------  ------------

NETHERLANDS -- 2.1%
  DSM NV                                82,000    $  2,453,189
  Quanta Computer, Inc.                191,250         357,451
                                                  ------------
                                                     2,810,640
                                                  ------------
NORWAY -- 0.8%
  Tandberg ASA(b)                       70,000       1,045,711
                                                  ------------
PORTUGAL -- 2.6%
  Brisa Auto Estradas de Portugal SA   375,000       3,415,176
                                                  ------------
SOUTH KOREA -- 5.0%
  Cheil Communications, Inc.            13,000         914,318
  Pacific Corp.                         17,000       1,246,277
  Samsung SDI Co. Ltd.                  75,000       2,434,135
  Samsung Securities Co. Ltd.(b)        47,000       1,021,115
  Shinsegae Department Store Co.        15,000       1,053,837
                                                  ------------
                                                     6,669,682
                                                  ------------
SPAIN -- 6.4%
  Altadis SA                           116,000       1,848,749
  Grupo Dragados SA                    142,400       1,744,272
  Grupo Ferrovial SA                   247,000       4,341,463
  Indra Sistemas SA                     75,000         546,428
                                                  ------------
                                                     8,480,912
                                                  ------------
SWEDEN -- 3.3%
  Getinge Industrier AB - Class B      120,000       1,496,078
  Swedish Match AB                     570,000       2,912,010
                                                  ------------
                                                     4,408,088
                                                  ------------
SWITZERLAND -- 4.6%
  Givaudan AG - Registered Shares        5,000       1,506,322
  Lonza AG                               5,600       3,187,093
  Sez Holding AG                        30,000         890,803
  Unilabs AG                            24,453         544,570
                                                  ------------
                                                     6,128,788
                                                  ------------
TAIWAN -- 1.9%
  Powerchip Semiconductor Corp.            200              52
  Realtek Semiconductor Corp.          300,000         817,154
  Siliconware Precision Industries
    Co.(b)                           1,374,000         680,829
  Taiwan Semiconductor Manufacturing
    Co.(b)                             725,000         981,092
                                                  ------------
                                                     2,479,127
                                                  ------------
UNITED KINGDOM -- 15.2%
  Aggregate Industries PLC           1,100,000       1,349,921
  Alliance Unichem PLC                 207,928       1,601,303
  AMEC PLC                             210,000       1,246,895
  Anglo Irish Bank Corp. PLC           500,000       1,484,463
  ASE Test Ltd - ADR(b)                 75,000         577,500
  Cambridge Antibody Technology
    Group PLC(b)                        39,500         806,940
  Electronics Boutique PLC             590,000         771,741
  Enterprise Oil PLC                   375,000       2,843,873
  FirstGroup PLC                       325,000       1,671,786
  ICON PLC - ADR(b)                     24,300         806,760
  International Power PLC(b)           480,000       1,488,514
  Johnson Matthey PLC                  180,000       2,420,599
  Next PLC                              80,000       1,052,307
  Rolls-Royce PLC                           40              76
  Selfridges PLC                       280,000       1,211,916
  St. James's Place Capital PLC        200,000         848,018
                                                  ------------
                                                    20,182,612
                                                  ------------


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------   ------------

COMMON STOCKS (CONTINUED)
UNITED STATES -- 1.2%
TELECOMMUNICATIONS -- 1.2%
  UTStarcom, Inc.                       95,800     $ 1,556,750
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $124,815,187)                              115,031,358
                                                  ------------

                                     Par/Shares
                         Maturity       (000)
                         ----------    ----------
SHORT TERM INVESTMENTS -- 13.4%
  Federal Home Loan Bank
    Discount Notes
    2.82%                10/03/01      $12,800      12,797,995
  Galileo Money Market Fund              4,948       4,948,226
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,746,221)                                17,746,221
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $142,561,408(a))                          $132,777,579
                                                  ============


---------------------
(a) Cost for Federal income tax purposes is $142,608,609. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation              $  7,426,732
       Gross unrealized depreciation               (17,257,762)
                                                  ------------
                                                  $ (9,831,030)
                                                  ============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $142,561,408) ........................................................      $132,777,579
   Cash denominated in foreign currencies (Cost $3,582,674) ........................................         3,593,797
   Collateral received for securities loaned .......................................................           663,552
   Dividends and reclaims receivable ...............................................................           220,409
   Interest receivable .............................................................................             9,854
   Investments sold receivable .....................................................................         1,163,128
   Capital shares sold receivable ..................................................................         5,019,319
   Prepaid expenses ................................................................................            27,767
                                                                                                          ------------
          TOTAL ASSETS .............................................................................       143,475,405
                                                                                                          ------------

LIABILITIES
   Payable upon return of securities loaned ........................................................           663,552
   Investments purchased payable ...................................................................         2,402,018
   Capital shares redeemed payable .................................................................         1,134,937
   Advisory fees payable ...........................................................................           252,433
   Administrative fees payable .....................................................................            26,468
   Transfer agent fees payable .....................................................................            10,035
   Other accrued expenses payable ..................................................................           260,061
                                                                                                          ------------
          TOTAL LIABILITIES ........................................................................         4,749,504
                                                                                                          ------------

NET ASSETS (Applicable to 4,074,132 Institutional shares, 34,126 Service shares,
   1,964,984 Investor A shares, 1,941,607 Investor B shares and
   1,463,276 Investor C shares outstanding) ........................................................      $138,725,901
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($60,530,239 (DIVIDE) 4,074,132) ........................................            $14.86
                                                                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($500,268 (DIVIDE) 34,126) ....................................................            $14.66
                                                                                                                ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($28,781,380 (DIVIDE) 1,964,984) ...........................................            $14.65
                                                                                                                ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.65 (DIVIDE) 0.950) .........................................................................            $15.42
                                                                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($27,895,023 (DIVIDE) 1,941,607) ...........................................            $14.37
                                                                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($21,018,991 (DIVIDE) 1,463,276) ...........................................            $14.36
                                                                                                                ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                          ASIA PACIFIC EQUITY PORTFOLIO

                                         Number
AS OF SEPTEMBER 30, 2001                of Shares      Value
                                        ----------   ----------

COMMON STOCKS -- 94.9%
AUSTRALIA -- 9.1%
  Australia & New Zealand Banking
    Group Ltd.                             4,090    $   32,254
  Australian Gas Light Co. Ltd.            3,750        15,730
  Broken Hill Proprietary Co. Ltd.         7,850        33,239
  Foster's Brewing Group Ltd.             11,468        28,241
  Lihir Gold Ltd.                         12,196         6,861
  Newcrest Mining Ltd.                     4,526         7,907
  Rio Tinto Ltd.                             442         6,817
  Telstra Corp. Ltd.                      15,781        40,809
                                                    ----------
                                                       171,858
                                                    ----------
HONG KONG -- 9.6%
  Cheung Kong Ltd.                         7,000        54,523
  Henderson Land Development Co. Ltd.      6,000        19,655
  Hong Kong Electric Holdings Ltd.         8,000        30,771
  Hutchison Whampoa Ltd.                   2,000        14,873
  Sun Hung Kai Properties Ltd.             5,400        34,410
  Swire Pacific Ltd. - Class A             7,500        28,223
                                                    ----------
                                                       182,455
                                                    ----------
INDIA -- 2.2%
  ICICI Ltd. - ADR                         2,900        14,355
  Videsh Sanchar Nigam Co. Ltd. - GDR      2,950        27,966
                                                    ----------
                                                        42,321
                                                    ----------
JAPAN -- 64.0%
  Amada Co. Ltd.                           4,000        19,475
  Asahi Chemical Industry Co. Ltd.         7,000        23,504
  Benesse Corp.                            1,000        30,639
  Chugai Pharmaceutical Co. Ltd.           2,000        31,109
  Daiwa Securities Co. Ltd.                7,000        48,535
  East Japan Railway Co. Ltd.                  4        24,142
  Fuji Photo Film Co. Ltd.                 1,000        34,416
  Ito-Yokado Co. Ltd.                      2,000        88,811
  Kokusai Securities Co. Ltd.              5,000        28,121
  Matsushita Electric Industrial Co. Ltd.  3,000        36,767
  Mitsubishi Chemical Corp.               14,000        29,732
  Mitsubishi Corp.                         5,000        35,759
  Mitsubishi Tokyo Financial Group, Inc.(b)    7        54,646
  Murata Manufacturing Co. Ltd.              700        40,133
  Nintendo Co. Ltd.                          200        28,725
  Nippon COMSYS Corp.                      4,000        50,029
  Nippon Steel Corp.                      25,000        31,898
  Nippon Telegraph & Telephone Corp.           5        23,336
  Nissan Motor Co. Ltd.                    5,000        20,860
  NSK Ltd.                                 6,000        18,031
  NTT Docomo, Inc.                             4        54,059
  Obayashi Corp.                           7,000        32,435
  Sekisui House Ltd.                       4,000        31,730
  Shiseido Co. Ltd.                        2,000        17,225
  Sony Corp.                                 200         7,370
  Sumitomo Bank Ltd.                       5,000        35,843
  Takeda Chemical Industries Ltd.          2,000        92,336
  Tokyo Electric Power Co.                 2,000        49,861
  Toppan Printing Co. Ltd.                 3,000        28,330
  Toyota Motor Corp.                       2,200        56,510
  UFJ Holdings, Inc.(b)                        3        14,908
  Yamanouchi Pharmaceuticals Co. Ltd.      1,000        26,861
  Yamatake Corp.                           4,000        28,204
  Yamato Transport Co. Ltd.                2,000        39,872
                                                    ----------
                                                     1,214,212
                                                    ----------



                                         Number
                                        of Shares      Value
                                        ----------   ----------

SINGAPORE -- 3.4%
  DBS Group Holdings Ltd.                  3,500    $   19,121
  Singapore Press Holdings Ltd.            2,000        17,890
  United Overseas Bank Ltd.                5,000        27,175
                                                    ----------
                                                        64,186
                                                    ----------
SOUTH KOREA -- 3.7%
  Pohang Iron & Steel Co. Ltd.               370        22,802
  Samsung Electronics Co.                    310        33,142
  Samsung Securities Co. Ltd.(b)             670        14,556
                                                    ----------
                                                        70,500
                                                    ----------
THAILAND-- 2.9%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)                   36,900        33,598
  National Finance Public Co. Ltd.
    (Foreign Shares)(b)                  120,000        21,583
                                                    ----------
                                                        55,181
                                                    ----------
TOTAL COMMON STOCKS
   (Cost $2,274,903)                                 1,800,713
                                                    ----------
SHORT TERM INVESTMENTS -- 5.1%
  Galileo Money Market Fund               97,662        97,662
                                                    ----------
  (Cost $97,662)

TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $2,372,565(a))                             $1,898,375
                                                    ==========


-----------------------
(a) Cost for Federal income tax purposes is $2,458,455. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                 $  26,236
       Gross unrealized depreciation                  (586,316)
                                                     ---------
                                                     $(560,080)
                                                     =========
(b)  Non-income producing security.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                          ASIA PACIFIC EQUITY PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $2,372,565) .......................................................        $1,898,375
   Cash denominated in foreign currencies (Cost $2,074) .........................................             2,063
   Cash .........................................................................................             7,645
   Dividends receivable .........................................................................            12,579
   Interest receivable ..........................................................................                17
   Investments sold receivable ..................................................................            20,904
   Capital shares sold receivable ...............................................................               107
   Prepaid expenses .............................................................................            30,473
   Receivable from advisor ......................................................................            30,674
                                                                                                         ----------
          TOTAL ASSETS ..........................................................................         2,002,837
                                                                                                         ----------

LIABILITIES
   Investments purchased payable ................................................................            21,820
   Transfer agent fees payable ..................................................................                62
   Other accrued expenses payable ...............................................................             9,514
                                                                                                         ----------
          TOTAL LIABILITIES .....................................................................            31,396
                                                                                                         ----------

NET ASSETS (Applicable to 313,435 Institutional shares, 10 Service shares, 4,730
   Investor A shares, 1,479 Investor B shares and
   265 Investor C shares outstanding) ...........................................................        $1,971,441
                                                                                                         ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,932,189 (DIVIDE) 313,435) ........................................             $6.16
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($62 (DIVIDE) 10) ..........................................................             $6.16
                                                                                                              =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($28,645 (DIVIDE) 4,730) ................................................             $6.06
                                                                                                              =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($6.06 (DIVIDE) 0.950) .......................................................................             $6.38
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($8,942 (DIVIDE) 1,479) .................................................             $6.05
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,603 (DIVIDE) 265) ...................................................             $6.05
                                                                                                              =====


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                        Number
AS OF SEPTEMBER 30, 2001               of Shares       Value
                                      -----------  ------------

COMMON STOCKS -- 93.9%
ARGENTINA -- 0.4%
  Siderca SAIC                          110,000    $   144,142
                                                   -----------
BRAZIL -- 10.9%
  Brasil Telecom Participacoes SA -
    ADR                                  11,500        312,800
  Companhia de Bebidas Das
    Americas                             14,408        230,672
  Companhia Vale do Rio Doce -
    ADR(c)                               34,369        683,943
  Empresa Brasileira de Aeronautica SA -
    ADR                                  12,500        159,375
  Itausa - Investimentos Itau SA        299,820        202,101
  Petroleo Brasileiro SA - ADR(c)        25,000        480,000
  Souza Cruz SA                         180,000        759,857
  Tele Norte Celular Participacoes SA -
    ADR(c)                               15,300        311,814
  Tele Norte Leste Participacoes SA -
    ADR(c)                               30,293        274,152
  Uniao de Bancos Brasileiros SA -
    GDR                                  29,946        434,217
                                                   -----------
                                                     3,848,931
                                                   -----------
CHILE -- 0.4%
  Cia. de Telecomunicaciones de Chile
    SA - ADR(b)                          15,581        153,473
                                                   -----------
CZECH REPUBLIC -- 1.9%
  Komercni Banka AS - GDR(b)             80,103        659,136
                                                   -----------
HONG KONG -- 4.6%
  China Mobile Ltd. - ADR(b)             13,900        223,095
  China Telecommunications Ltd.(b)      339,400      1,079,190
  Digital China Holdings Ltd.(b)        123,300         36,360
  Shanghai Industrial Holdings Ltd.     200,000        273,095
                                                   -----------
                                                     1,611,740
                                                   -----------
INDIA -- 8.6%
  Hindalco Industries Ltd.               27,000        287,379
  Hindustan Lever Ltd.                   94,971        412,831
  ICICI Ltd.(c)                          81,000         80,154
  ICICI Ltd. - ADR                       80,432        398,138
  Infosys Technologies Ltd.               4,507        224,017
  ITC Ltd.                               40,137        484,328
  Mahanagar Telephone Nigam Ltd.        142,573        383,025
  Ranbaxy Laboratories Ltd.              27,215        369,947
  Reliance Industries Ltd.               72,793        404,431
                                                   -----------
                                                     3,044,250
                                                   -----------
ISRAEL -- 1.1%
  Check Point Software Technologies
    Ltd.(b)                              11,100        244,422
  I.T. International Theatres Ltd.(b)    15,500        125,163
                                                   -----------
                                                       369,585
                                                   -----------
MALAYSIA -- 5.9%
  Malayan Banking Berhad                116,000        314,008
  Tanjong PLC                           448,000      1,025,679
  YTL Corp. Berhad                      642,000        733,228
                                                   -----------
                                                     2,072,915
                                                   -----------



                                        Number
                                       of Shares       Value
                                      -----------  ------------

MEXICO -- 11.2%
  America Movil SA de CV - ADR           38,151    $   565,779
  Coca-Cola Femsa SA de CV - ADR         31,000        612,250
  Fomento Economico Mexicano
    SA de CV                             51,958        147,445
  Grupo Financiero BBVA Bancomer
    SA de CV(b)                         475,774        328,034
  Grupo Iusacell SA de CV - ADR(b)       25,000         56,250
  Grupo Televisa SA - GDR(b)             20,842        598,165
  Telefonos de Mexico SA - ADR           38,151      1,231,896
  Walmart De Mexico SA de CV            195,721        409,153
                                                   -----------
                                                     3,948,972
                                                   -----------
PHILIPPINES -- 1.1%
  Manila Electric Co.(b)                595,400        394,227
                                                   -----------
RUSSIA -- 2.5%
  Mobile Telesystems - ADR(b)            17,600        431,904
  Unified Energy Systems - GDR           52,282        461,127
                                                   -----------
                                                       893,031
                                                   -----------
SOUTH AFRICA -- 19.1%
  ABSA Group Ltd.                       114,600        473,909
  Anglo American Platinum Holdings
    Ltd.                                 12,000        399,656
  Anglo American PLC                     67,980        810,530
  Anglovaal Industries Ltd.             523,918        636,885
  Boe Ltd.                              841,216        356,742
  Firstrand Ltd.                        441,100        364,819
  Impala Platinum Holdings Ltd.           9,762        344,627
  Investec Group Ltd.                    17,570        317,548
  Iscor Ltd.(b)                         170,000        473,703
  Nedcor Ltd.                            25,500        373,678
  Remgro Ltd.                            79,561        525,534
  Sanlam Ltd.                           580,200        604,821
  Sasol Ltd.                             24,143        197,266
  South African Breweries PLC            72,200        444,049
  Venfin Ltd.(b)                        202,407        388,736
                                                   -----------
                                                     6,712,503
                                                   -----------
SOUTH KOREA -- 11.8%
  Korea Electric Power Corp.             47,540        762,383
  Pohang Iron & Steel Co. Ltd.           12,000        739,519
  Samsung Electronics Co.                11,800      1,261,550
  Samsung Securities Co. Ltd.(b)         26,100        567,045
  SK Telecom Co. Ltd                      5,100        810,080
                                                   -----------
                                                     4,140,577
                                                   -----------
TAIWAN -- 8.6%
  Asustek Computer, Inc.                105,000        314,909
  Cathay Life Insurance Co. Ltd.        156,973        161,932
  China Steel                         1,500,732        528,366
  China Trust Commercial Bank           493,696        251,784
  Formosa Chemical & Fibre Corp.        900,640        550,667
  President Chain Store Corp.           151,000        286,598
  Taiwan Semiconductor Manufacturing
    Co.(b)                              400,568        542,061
  United Microelectronics Corp. Ltd.(b) 522,100        406,969
                                                   -----------
                                                     3,043,286
                                                   -----------



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                        Number
AS OF SEPTEMBER 30, 2001               of Shares       Value
                                      -----------  ------------

COMMON STOCKS (CONTINUED)
THAILAND -- 5.8%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)               1,288,200    $ 1,172,933
  Golden Land Property Development
    Public Co. Ltd. (Foreign
    shares)(b)                        2,034,556        297,316
  PTT Exploration and Production
    Public Co. Ltd. (Foreign shares)    159,400        394,199
  Siam Cement Co. Ltd.
    (Foreign shares)(b)                  17,000        181,924
  Telecomasia Corp. Public Co. Ltd. -
    Rights                              231,789              0
                                                   -----------
                                                     2,046,372
                                                   -----------
TOTAL COMMON STOCKS
   (Cost $41,680,909)                               33,083,140
                                                   -----------
PREFERRED STOCK -- 3.9%
BRAZIL -- 3.9%
  Aracruz Celulose SA                   300,000        449,633
  Eletropaulo-Eletricide de Sao Paula
    SA                               11,000,000        242,327
  Petroleo Brasileiro SA                 33,353        663,166
                                                   -----------
                                                     1,355,126
                                                   -----------
TOTAL PREFERRED STOCK
   (Cost $1,572,022)                                 1,355,126
                                                   -----------
SHORT TERM INVESTMENTS -- 2.2%
  Galileo Money Market Fund             784,638        784,638
                                                   -----------
  (Cost $784,638)

TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $44,037,569(a))                           $35,222,904
                                                   ===========


-----------------------
(a) Cost for Federal income tax purposes is $45,342,573. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

          Gross unrealized appreciation           $  2,113,675
          Gross unrealized depreciation            (12,233,344)
                                                  ------------
                                                  $(10,119,669)
                                                  ============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $44,037,569) .....................................................        $35,222,904
   Cash denominated in foreign currencies (Cost $408,655) ......................................            415,939
   Collateral received for securities loaned ...................................................          1,131,918
   Dividends receivable ........................................................................             94,280
   Interest receivable .........................................................................              3,513
   Capital shares sold receivable ..............................................................          2,059,231
   Prepaid expenses ............................................................................             32,806
                                                                                                        -----------
          TOTAL ASSETS .........................................................................         38,960,591
                                                                                                        -----------

LIABILITIES
   Payable upon return of securities loaned ....................................................          1,131,918
   Capital shares redeemed payable .............................................................             36,038
   Advisory fees payable .......................................................................             29,630
   Administrative fees payable .................................................................              7,277
   Transfer agent fees payable .................................................................              1,645
   Other accrued expenses payable ..............................................................             15,411
   Foreign taxes payable .......................................................................             24,824
                                                                                                        -----------
          TOTAL LIABILITIES ....................................................................          1,246,743
                                                                                                        -----------

NET ASSETS (Applicable to 8,095,927 Institutional shares, 327,650 Service shares, 787,620 Investor A shares, 138,032 Investor B shares and
   40,858 Investor C shares outstanding) .......................................................        $37,713,848
                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($32,536,771 (DIVIDE) 8,095,927) ....................................              $4.02
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($1,312,753 (DIVIDE) 327,650) .............................................              $4.01
                                                                                                              =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,167,273 (DIVIDE) 787,620) ..........................................              $4.02
                                                                                                              =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($4.02 (DIVIDE) 0.950) ......................................................................              $4.23
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($537,920 (DIVIDE) 138,032) ............................................              $3.90
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($159,131 (DIVIDE) 40,858) .............................................              $3.89
                                                                                                              =====


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                      Number
AS OF SEPTEMBER 30, 2001             of Shares        Value
                                     ----------   -------------

COMMON STOCKS -- 100.0%
ADVERTISING -- 1.7%
  Omnicom Group, Inc.(c)               256,300    $ 16,633,870
                                                  ------------
BANKS -- 5.1%
  Bank of New York Co., Inc.           415,352      14,537,320
  Fifth Third Bancorp                  257,900      15,855,692
  FleetBoston Financial Corp.          306,600      11,114,250
  J.P. Morgan Chase & Co., Inc.        230,400       7,868,160
                                                  ------------
                                                    49,375,422
                                                  ------------
BEVERAGES -- 1.9%
  PepsiCo, Inc.(c)                     376,700      18,269,950
                                                  ------------
BROADCASTING -- 1.1%
  Comcast Corp. - Special
    Class A(b)(c)                      295,000      10,581,650
                                                  ------------
CHEMICALS -- 0.8%
  E.I. du Pont de Nemours & Co.        202,200       7,586,544
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 3.5%
  Cisco Systems, Inc.(b)(c)          1,496,500      18,227,370
  Dell Computer Corp.(b)(c)            527,200       9,769,016
  Gateway, Inc.(b)(c)                1,055,600       5,753,020
                                                  ------------
                                                    33,749,406
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 8.6%
  EMC Corp.(b)(c)                      846,700       9,948,725
  Microsoft Corp.(b)(c)                821,300      42,025,921
  Oracle Corp.(b)                    1,328,248      16,709,360
  Sun Microsystems, Inc.(b)            749,800       6,200,846
  SunGard Data Systems, Inc.(b)        336,100       7,854,657
                                                  ------------
                                                    82,739,509
                                                  ------------
ELECTRONICS -- 7.1%
  Applied Materials, Inc.(b)           398,800      11,341,872
  General Electric Co.                 965,300      35,909,160
  Intel Corp.(c)                     1,072,890      21,876,227
                                                  ------------
                                                    69,127,259
                                                  ------------
ENERGY & UTILITIES -- 3.2%
  AES Corp.(b)(c)                      485,800       6,227,956
  Calpine Corp.(b)(c)                  727,500      16,594,275
  Enron Corp.                          311,600       8,484,868
                                                  ------------
                                                    31,307,099
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.1%
  AOL Time Warner, Inc.(b)             737,800      24,421,180
  Viacom, Inc. - Class B(b)            149,800       5,168,100
                                                  ------------
                                                    29,589,280
                                                  ------------
FINANCE -- 14.1%
  Citigroup, Inc.                      772,733      31,295,686
  Freddie Mac                          384,500      24,992,500
  Lehman Brothers Holdings, Inc.       254,600      14,474,010
  MBNA Corp.                           712,200      21,572,538
  Morgan Stanley Dean Witter & Co.(c)  171,100       7,930,485
  Paychex, Inc.                        394,800      12,440,148
  Washington Mutual, Inc.(c)           609,600      23,457,408
                                                  ------------
                                                   136,162,775
                                                  ------------



                                      Number
                                     of Shares        Value
                                     ----------   -------------

INSURANCE -- 3.0%
  American International Group, Inc.   366,481    $ 28,585,518
                                                  ------------
MANUFACTURING -- 1.9%
  Tyco International Ltd. - ADR        409,900      18,650,450
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.8%
  Cardinal Health, Inc.                242,100      17,903,295
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 8.4%
  Baxter International, Inc.           426,400      23,473,320
  Johnson & Johnson(c)                 451,300      25,002,020
  Medtronic, Inc.                      419,500      18,248,250
  Stryker Corp.(c)                     267,100      14,129,590
                                                  ------------
                                                    80,853,180
                                                  ------------
OIL & GAS -- 8.0%
  Baker Hughes, Inc.(c)                333,800       9,663,510
  Chevron Corp.(c)                     183,900      15,585,525
  El Paso Corp.                        230,010       9,556,916
  EOG Resources, Inc.(c)               406,800      11,768,724
  Exxon Mobil Corp.                    610,016      24,034,630
  Halliburton Co.                      309,000       6,967,950
                                                  ------------
                                                    77,577,255
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.8%
  International Paper Co.              216,000       7,516,800
                                                  ------------
PHARMACEUTICALS -- 6.8%
  Allergan, Inc.                       148,400       9,838,920
  Bristol-Myers Squibb Co.             220,500      12,250,980
  Pfizer, Inc.                       1,087,200      43,596,720
                                                  ------------
                                                    65,686,620
                                                  ------------
RAILROAD & SHIPPING -- 1.5%
  Union Pacific Corp.                  152,700       7,161,630
  FedEx Corp.(b)                       202,900       7,456,575
                                                  ------------
                                                    14,618,205
                                                  ------------
RETAIL MERCHANDISING -- 6.4%
  Costco Wholesale Corp.(b)(c)         254,700       9,057,132
  Home Depot, Inc.                     582,700      22,358,199
  Kohl's Corp.(b)(c)                   192,400       9,235,200
  Safeway, Inc.(b)                     346,300      13,755,036
  Wal-Mart Stores, Inc.                146,200       7,236,900
                                                  ------------
                                                    61,642,467
                                                  ------------
SEMICONDUCTORS & RELATED DEVICES -- 2.2%
  Texas Instruments, Inc.              851,044      21,259,079
                                                  ------------
SOAPS & COSMETICS -- 2.3%
  Colgate-Palmolive Co.(c)             375,500      21,872,875
                                                  ------------
TELECOMMUNICATIONS -- 5.7%
  Nokia Corp. - ADR                    565,800       8,854,770
  SBC Communications, Inc.             634,200      29,883,504
  Verizon Communications, Inc.         140,100       7,580,811
  Worldcom, Inc.(b)                    606,400       9,120,256
                                                  ------------
                                                    55,439,341
                                                  ------------
TEXTILES -- 1.0%
  Cintas Corp.(c)                      238,200       9,599,460
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $909,564,443)                              966,327,309
                                                  ------------



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2001                              Value
                                                  ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $909,564,443(a))                          $966,327,309
                                                  ============


-----------------------
(a) Cost for Federal income tax purposes is $919,069,062. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation              $ 194,298,697
      Gross unrealized depreciation               (147,040,450)
                                                 -------------
                                                 $  47,258,247
                                                 =============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.


See accompanying notes to financial statements.



                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

SEPTEMBER 30, 2001
ASSETS
   Investments at value (Cost $909,564,443) .......................................................    $  966,327,309
   Collateral received for securities loaned ......................................................       239,905,616
   Dividends receivable ...........................................................................           605,115
   Interest receivable ............................................................................            42,147
   Investments sold receivable ....................................................................        28,231,062
   Capital shares sold receivable .................................................................         1,269,204
   Prepaid expenses ...............................................................................            36,794
                                                                                                       --------------
          TOTAL ASSETS ............................................................................     1,236,417,247
                                                                                                       --------------

LIABILITIES
   Payable upon return of securities loaned .......................................................       239,905,616
   Investments purchased payable ..................................................................         6,984,656
   Capital shares redeemed payable ................................................................         6,398,331
   Payable to custodian ...........................................................................         1,547,242
   Advisory fees payable ..........................................................................           393,776
   Administrative fees payable ....................................................................           184,918
   Transfer agent fees payable ....................................................................            32,609
   Other accrued expenses payable .................................................................           360,720
                                                                                                       --------------
          TOTAL LIABILITIES .......................................................................       255,807,868
                                                                                                       --------------

NET ASSETS (Applicable to 67,185,332 Institutional shares, 12,779,706 Service shares, 3,334,992 Investor A shares, 3,743,233 Investor B shares and
   366,565 Investor C shares outstanding) .........................................................    $  980,609,379
                                                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($755,701,317 (DIVIDE) 67,185,332) .....................................            $11.25
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($143,283,307 (DIVIDE) 12,779,706) ...........................................            $11.21
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($37,266,736 (DIVIDE) 3,334,992) ..........................................            $11.17
                                                                                                               ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.17 (DIVIDE) 0.955) ........................................................................            $11.70
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($40,402,997 (DIVIDE) 3,743,233) ..........................................            $10.79
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,955,022 (DIVIDE) 366,565) .............................................            $10.79
                                                                                                               ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF SEPTEMBER 30, 2001                             Value
                                                 --------------

Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                          101.2%  $1,590,374,271
  (Cost $1,560,982,257)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                            (1.2%)    (19,394,312)
                                         ------  --------------
NET ASSETS (Applicable to 27,845,945
  Institutional shares, 14,642,593 Service
  shares, 3,826,856 Investor A shares,
  13,359,003 Investor B shares and
  19,496,011 Investor C shares
  outstanding)                           100.0%  $1,570,979,959
                                         ======  ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($557,844,529 (DIVIDE) 27,845,945)                     $20.03
                                                         ======

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($292,388,648 (DIVIDE) 14,642,593)                     $19.97
                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($76,363,454 (DIVIDE) 3,826,856)                       $19.95
                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($19.95 (DIVIDE) 0.970)                                $20.57
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($262,026,896 (DIVIDE) 13,359,003)                     $19.61
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($382,356,432 (DIVIDE) 19,496,011)                     $19.61
                                                         ======


   See accompanying notes to financial statements and accompanying financial statements and related notes for The DFA Investment Trust Company.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                       Number
AS OF SEPTEMBER 30, 2001              of Shares       Value
                                      ----------  -------------
COMMON STOCKS -- 64.4%
ADVERTISING -- 1.1%
  Omnicom Group, Inc.                   91,700     $ 5,951,330
                                                   -----------
BANKS -- 3.3%
  Bank of New York Co., Inc.           148,522       5,198,270
  Fifth Third Bancorp                   92,200       5,668,456
  FleetBoston Financial Corp.          109,600       3,973,000
  J.P. Morgan Chase & Co., Inc.         83,100       2,837,865
                                                   -----------
                                                    17,677,591
                                                   -----------
BEVERAGES -- 1.2%
  PepsiCo, Inc.(c)                     134,700       6,532,950
                                                   -----------
BROADCASTING -- 0.7%
  Comcast Corp. - Special Class A(b)   105,500       3,784,285
                                                   -----------
CHEMICALS -- 0.5%
  E.I. du Pont de Nemours & Co.         73,100       2,742,712
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 2.2%
  Cisco Systems, Inc.(b)(c)            535,148       6,518,103
  Dell Computer Corp.(b)(c)            188,700       3,496,611
  Gateway, Inc.(b)                     360,200       1,963,090
                                                   -----------
                                                    11,977,804
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 5.5%
  EMC Corp.(b)(c)                      302,800       3,557,900
  Microsoft Corp.(b)(c)                293,700      15,028,629
  Oracle Corp.(b)                      475,000       5,975,500
  Sun Microsystems, Inc.(b)            268,100       2,217,187
  SunGard Data Systems, Inc.(b)        118,900       2,778,693
                                                   -----------
                                                    29,557,909
                                                   -----------
ELECTRONICS -- 4.6%
  Applied Materials, Inc.(b)           142,600       4,055,544
  General Electric Co.                 345,200      12,841,440
  Intel Corp.(c)                       383,675       7,823,133
                                                   -----------
                                                    24,720,117
                                                   -----------
ENERGY & UTILITIES -- 2.1%
  AES Corp.(b)                         169,400       2,171,708
  Calpine Corp.(b)(c)                  260,200       5,935,162
  Enron Corp.                          111,400       3,033,422
                                                   -----------
                                                    11,140,292
                                                   -----------
ENTERTAINMENT & LEISURE -- 2.0%
  AOL Time Warner, Inc.(b)             263,800       8,731,780
  Viacom, Inc. - Class B(b)             53,029       1,829,517
                                                   -----------
                                                    10,561,297
                                                   -----------
FINANCE -- 9.1%
  Citigroup, Inc.                      276,333      11,191,487
  Freddie Mac                          137,500       8,937,500
  Lehman Brothers Holdings, Inc.        91,000       5,173,350
  MBNA Corp.                           254,700       7,714,863
  Morgan Stanley Dean Witter & Co.      61,800       2,864,430
  Paychex, Inc.(c)                     141,200       4,449,212
  Washington Mutual, Inc.(c)           218,000       8,388,640
                                                   -----------
                                                    48,719,482
                                                   -----------
INSURANCE -- 1.9%
  American International Group, Inc.   131,045      10,221,510
                                                   -----------



                                       Number
                                      of Shares       Value
                                      ----------   ------------

MANUFACTURING -- 1.2%
  Tyco International Ltd. - ADR        146,600     $ 6,670,300
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 1.2%
  Cardinal Health, Inc.(c)              86,550       6,400,372
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 5.4%
  Baxter International, Inc.           152,500       8,395,125
  Johnson & Johnson(c)                 161,400       8,941,560
  Medtronic, Inc.                      150,000       6,525,000
  Stryker Corp.                         95,500       5,051,950
                                                   -----------
                                                    28,913,635
                                                   -----------
OIL & GAS -- 5.2%
  Baker Hughes, Inc.(c)                120,400       3,485,580
  Chevron Corp.(c)                      65,000       5,508,750
  El Paso Corp.(c)                      82,283       3,418,859
  EOG Resources, Inc.(c)               145,500       4,209,315
  Exxon Mobil Corp.                    218,152       8,595,189
  Halliburton Co.                      111,600       2,516,580
                                                   -----------
                                                    27,734,273
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.5%
  International Paper Co.(c)            78,000       2,714,400
                                                   -----------
PHARMACEUTICALS -- 4.4%
  Allergan, Inc.                        53,100       3,520,530
  Bristol-Myers Squibb Co.              78,700       4,372,572
  Pfizer, Inc.                         388,800      15,590,880
                                                   -----------
                                                    23,483,982
                                                   -----------
RAILROAD & SHIPPING -- 1.0%
  FedEx Corp.(b)                        73,300       2,693,775
  Union Pacific Corp.                   55,200       2,588,880
                                                   -----------
                                                     5,282,655
                                                   -----------
RETAIL MERCHANDISING -- 4.1%
  Costco Wholesale Corp.(b)(c)          91,100       3,239,516
  Home Depot, Inc.                     208,400       7,996,308
  Kohl's Corp.(b)(c)                    68,800       3,302,400
  Safeway, Inc.(b)                     123,800       4,917,336
  Wal-Mart Stores, Inc.                 52,300       2,588,850
                                                   -----------
                                                    22,044,410
                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 1.4%
  Texas Instruments, Inc.              304,317       7,601,839
                                                   -----------
SOAPS & COSMETICS -- 1.5%
  Colgate-Palmolive Co.                134,300       7,822,975
                                                   -----------
TELECOMMUNICATIONS -- 3.7%
  Nokia Corp. - ADR                    202,350       3,166,777
  SBC Communications, Inc.             226,800      10,686,816
  Verizon Communications, Inc.          50,600       2,737,966
  Worldcom, Inc.(b)                    216,900       3,262,176
                                                   -----------
                                                    19,853,735
                                                   -----------
TEXTILES -- 0.6%
  Cintas Corp.(c)                       85,200       3,433,560
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $343,908,218)                              345,543,415
                                                   -----------
CUMULATIVE PREFERRED STOCK -- 0.3%
  Centaur Funding Corp.(i)               1,500       1,658,719
                                                   -----------
  (Cost $1,500,000)



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Par
AS OF SEPTEMBER 30, 2001           Maturity    (000)        Value
                                 ---------- --------   -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 4.8%
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                          06/01/17   $1,888   $ 2,013,809
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                          08/01/07      791       820,804
  U.S. Treasury Bonds
    10.38%(g)                      11/15/12    2,510     3,315,163
    8.13%(g)                       08/15/19    1,050     1,378,208
    8.50%(h)                       02/15/20    4,190     5,698,731
    6.25%(g)                       05/15/30    2,040     2,270,936
    5.38%                          02/15/31      225       223,664
  U.S. Treasury Notes
    4.63%                          05/15/06    3,120     3,230,173
    5.00%                          08/15/11    1,030     1,064,279
  U.S. Treasury Strip Notes
    5.87%(e)(g)                    05/15/17    5,350     2,134,189
    5.96%(e)(g)                    05/15/18    2,300       859,514
    5.89%(e)(h)                    11/15/18    2,300       833,062
    5.91%(e)(h)                    05/15/20    2,350       774,501
    6.22%(e)(h)                    11/15/21    3,745     1,126,518
                                                       -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $24,883,341)                                    25,743,551
                                                       -----------
MORTGAGE PASS-THROUGHS -- 14.1%
  Federal Home Loan Mortgage Corp.
    6.00%                       12/08-12/13    1,491     1,509,625
    7.50%                       10/09-09/27      748       780,153
    8.50%                          09/01/21    2,517     2,710,558
    6.50%                          02/01/29      284       289,675
  Federal Home Loan Mortgage Corp.
    Gold
    8.00%                       08/08-04/30      543       569,719
    6.00%                       12/13-08/29    4,786     4,791,566
    5.50%                          07/01/15    3,543     3,546,675
    6.50%                       09/28-06/31    1,847     1,882,872
  Federal National Mortgage Association
    6.80%                          07/23/07    2,400     2,463,960
    7.00%                       11/07-05/31    3,295     3,427,371
    6.50%                       08/10-08/31    7,951     8,202,759
    6.00%(g)                    12/11-07/29   13,477    13,683,548
    5.50%                       10/13-07/14   15,579    15,622,418
    7.50%                          02/01/30      102       105,866
  Government National Mortgage
    Association
    7.00%                       03/13-04/29    2,039     2,132,057
    7.63%(d)                       10/20/23    1,074     1,110,722
    6.00%                       10/23-02/24    2,887     2,899,393
    6.50%                       01/24-01/30    5,544     5,654,624
    7.50%                       04/27-12/29      556       580,983
    8.00%                       06/27-11/28      308       323,010
  MLCC Mortgage Investors, Inc.,
    Series 95-C1, Class C
    7.30%(d)                       05/25/15      408       413,248
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    7.32%(e)                       06/15/21    8,565       227,515
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A2
    7.24%                          04/25/28    1,000     1,028,837



                                                Par
                                   Maturity    (000)        Value
                                -----------   ------   -----------
  MORTGAGE PASS-THROUGHS (CONTINUED)
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A3
    7.42%                          04/25/28   $1,500   $ 1,576,072
                                                       -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $72,986,182)                                    75,533,226
                                                       -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.2%
  Federal National Mortgage Association,
    Series 96-54, Class A (PO)
    6.50%(e)                       04/25/21      134       131,152
  Federal National Mortgage Association,
    Series 99-17, Class HJ (PO)
    5.00%(e)                       12/25/23      250       144,922
  Federal National Mortgage Association,
    Series 99-17, Class JH (PO)
    5.00%(e)                       04/25/24      315       189,591
  Federal National Mortgage Association,
    Series 99-51, Class L (PO)
    5.00%(e)                       10/25/29      145       117,841
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (IO)
    7.00%(e)                       02/17/17      236        41,559
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (PO)
    7.00%(e)                       02/17/17      264       227,285
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (IO)
    6.00%(e)                       03/06/17      176        32,035
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (PO)
    6.00%(e)                       03/06/17      176       150,781
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    5.05%(e)                       02/25/28    2,513       150,774
                                                       -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $1,178,895)                                      1,185,940
                                                       -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 3.8%
  Citicorp Mortgage Securities, Inc.,
    Series 01-11, Class 2A
    6.25%                          07/30/31      972       979,607
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-1,
    Class 4A
    6.63%                          03/15/15    2,037     2,077,771
  Donaldson, Lufkin and Jenrette, Inc.
    Commercial Mortgage Corp.,
    Series 98 - CF1, Class A1B
    6.41%                          02/15/08    1,475     1,582,800
  First Union-Lehman Brothers
    Commercial Mortgage Securities,
    Series 97-C1, Class D
    7.50%                          04/18/29      390       408,525
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C2, Class A3
    6.57%                          11/15/07      275       289,720
  LB-UBS Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                          01/15/10    2,209     2,324,779



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Par
AS OF SEPTEMBER 30, 2001           Maturity    (000)        Value
                                 ----------  -------   -----------

COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  Morgan Stanley Capital International,
    Inc., Series 99-RM1, Class A2
    6.71%                          12/15/31   $1,450   $ 1,540,344
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                          06/18/30      295       308,707
  Norwest Asset Securities Corp.,
    Series 98-27, Class A1
    6.25%                          11/25/13    2,107     2,149,703
  Prudential Securities Secured
    Financing Corp., Series 98-C1,
    Class A1B
    6.51%                          07/15/08    1,645     1,723,877
  Residential Asset Securitization Trust,
    Series 98-A3, Class A
    6.50%                          04/25/13      941       976,359
  Residential Funding Mortgage
    Securities I, Series 01-S11
    6.00%                          05/25/31    2,000     2,040,625
  Residential Funding Mortgage
    Securities I, Series 98-S7, Class A1
    6.50%                          03/25/13    1,249     1,266,099
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.14%(d)                       10/01/01    1,947     1,951,604
  Washington Mutual, Series 00-1,
    Class A1
    2.95%(d)                       06/25/24      835       834,491
                                                       -----------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $19,316,895)                                    20,455,011
                                                       -----------
ASSET BACKED SECURITIES-- 2.8%
  Arcadia Automobile Receivables Trust,
    Series 97-C, Class A5
    6.55%                          04/15/03    2,000     2,029,062
  First Security Auto Owner Trust,
    Series 00-1, Class A3
    7.30%                          07/15/04    1,975     2,031,604
  First Security Auto Owner Trust,
    Series 00-2, Class A3
    6.83%                          07/15/04    4,825     4,978,918
  FMAC Loan Receivables Trust,
    Series 97-B, Class A
    6.85%                          09/15/19      840       838,440
  Ford Credit Auto Owner Trust,
    Series 00-C, Class A4
    7.24%                          02/15/04    2,900     2,999,234
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                          09/15/27      989     1,043,256
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%(f)                       10/15/27      995     1,065,885
                                                       -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $14,577,697)                                    14,986,399
                                                       -----------



                                                Par
                                   Maturity    (000)         Value
                                 ----------  -------   -----------

CORPORATE BONDS -- 8.8%
AEROSPACE -- 0.5%
  Lockheed Martin Corp.
    6.50%                          04/15/03   $  200   $   206,859
    8.20%                          12/01/09      500       565,620
  Northrop Grumman Corp.
    7.88%                          03/01/26      790       825,827
  Raytheon Co.
    6.30%                          03/15/05      966       991,120
                                                       -----------
                                                         2,589,426
                                                       -----------
AIR TRANSPORTATION -- 0.1%
  Continental Airlines, Inc.
    6.50%                          06/15/11      550       483,847
                                                       -----------
BANKS -- 0.8%
  Bank One Corp.
    7.63%                          08/01/05    1,175     1,280,777
    6.50%                          02/01/06      450       474,313
  Barclays Bank PLC
    8.55%                          12/17/01      270       306,731
  European Investment Bank
    5.63%                          01/24/06      700       738,041
    4.88%                          09/06/06      625       637,569
  International Finance Corp.
    7.13%                          04/06/05      750       822,587
                                                       -----------
                                                         4,260,018
                                                       -----------
CHEMICALS -- 0.0%
  Dow Chemical Co.
    5.25%                          05/14/04      215       221,569
                                                       -----------
ENTERTAINMENT & LEISURE -- 0.2%
  AOL Time Warner, Inc.
    9.13%                          01/15/13       60        71,243
    7.25%                          10/15/17    1,300     1,285,214
                                                       -----------
                                                         1,356,457
                                                       -----------
FINANCE -- 2.7%
  Auburn Hills Trust
    12.00%                         05/01/20      325       452,520
  Bear Stearns Capital Trust Investments
    7.00%                          01/15/27    1,350     1,343,250
  Citigroup, Inc.
    7.25%                          10/01/10    1,080     1,177,487
  ERAC USA Finance Co.
    8.25%                          05/01/05      420       450,757
  Ford Motor Credit Co.
    7.50%                          03/15/05    2,000     2,101,980
    7.60%                          08/01/05      265       280,158
  General Motors Acceptance Corp.
    6.75%                          01/15/06      470       483,822
    7.75%                          01/19/10      990     1,036,254
    6.88%                          09/15/11      425       417,990
  J.P. Morgan Chase & Co.
    6.75%                          02/01/11      410       426,039
  Lehman Brothers Holdings, Inc.
    6.25%                          05/15/06    1,265     1,301,824
  Merrill Lynch & Co.
    6.13%                          05/16/06      420       438,054
  Prudential Funding LLC
    6.60%                          05/15/08      225       233,534



See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)
                                                Par
AS OF SEPTEMBER 30, 2001           Maturity    (000)         Value
                                 ----------  -------   -----------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
  Qwest Capital Funding
    7.00%                          08/03/09   $  600   $   604,278
    7.90%                          08/15/10      620       654,000
  Reliant Energy Finance Co. II
    7.40%                          11/15/02      925       953,953
  Sun Life Canada Capital Trust
    8.53%                          05/29/49      860       882,381
  Verizon Global Funding Corp.
    7.25%                          12/01/10      530       573,131
  Zurich Capital Trust I
    8.38%                          06/01/37      510       513,441
                                                       -----------
                                                        14,324,853
                                                       -----------
FOOD & AGRICULTURE -- 0.4%
  Heinz (H.J.) Co.
    6.63%                          07/15/11      200       208,368
  Kellogg Co.
    6.00%                          04/01/06      170       176,069
  Pharmacia Corp.
    5.75%                          12/01/05    1,000    1,037,470
  Safeway, Inc.
    6.15%                          03/01/06      350       364,406
  Sara Lee Corp.
    6.25%                          09/15/11      300       303,798
                                                       -----------
                                                         2,090,111
                                                       -----------
INDUSTRIAL -- 0.8%
  Jones Apparel Group, Inc.
    6.25%                          10/01/01    2,055     2,055,000
  Williams Holdings of Delaware, Inc.
    6.13%                          12/01/03    1,320     1,368,008
  Yosemite Securities Trust I
    8.25%                          11/15/04      940       989,547
                                                       -----------
                                                         4,412,555
                                                       -----------
INSURANCE -- 0.5%
  Equitable Cos., Inc.
    9.00%                          12/15/04    1,100     1,233,880
  Everest Reinsurance Holdings
    8.50%(f)                       03/15/05    1,270     1,385,075
  Prudential Insurance Co.
    8.30%                          07/01/25       55        58,328
                                                       -----------
                                                         2,677,283
                                                       -----------
MANUFACTURING -- 0.1%
  Tyco International Group SA
    6.38%                          06/15/05      400       417,493
                                                       -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.0%
  Bristol-Myers Squibb Co.
    5.75%                          10/01/11      225       227,077
                                                       -----------
OIL & GAS -- 0.5%
  Amerada Hess Corp.
    7.88%                          10/01/29      500       518,750
  Anadarko Finance Co.
    7.50%                          05/01/31      420       440,133
  Apache Corp.
    7.00%                          02/01/18      550       541,657
  Kinder Morgan Energy Partners, LLP
    7.50%                          11/01/10      405       435,865
  Tosco Corp.
    8.13%                          02/15/30      530       589,176
                                                       -----------
                                                         2,525,581
                                                       -----------



PAPER AND FOREST PRODUCTS-- 0.2%
  International Paper Co.
    8.13%                          07/08/05   $  950   $ 1,027,758
                                                       -----------
PIPELINES -- 0.1%
  Conoco, Inc.
    5.90%                          04/15/04      520       536,486
                                                       -----------
RETAIL MERCHANDISING -- 0.1%
  Sears Roebuck Acceptance
    7.00%                          02/01/11      450       442,704
                                                       -----------
TELECOMMUNICATIONS -- 0.9% AT&T Corp.
    6.00%                          03/15/09      750       738,790
  Comcast Cable Communications
    6.88%                       06/09-05/17      550       577,878
  Nortel Networks Ltd.
    6.13%                          02/15/06       85        65,450
  Sprint Capital Corp.
    5.70%                          11/15/03     1,030    1,050,127
  Verizon New England, Inc.
    6.50%                          09/15/11      200       207,013
  Viacom, Inc.
    7.70%                          07/30/10      615       674,016
  Worldcom, Inc.
    7.38%                          01/15/06    1,050     1,095,854
    8.25%                          05/15/31      375       368,531
                                                       -----------
                                                         4,777,659
                                                       -----------
UTILITY-- 0.6%
  Dominion Resources, Inc.
    6.00%                          01/31/03      450       463,892
    7.63%                          07/15/05      250       271,488
  DTE Energy Co.
    6.45%                          06/01/06      550       578,199
  Florida Power Corp.
    6.65%                          07/15/11      300       314,694
  Pinnacle Partners
    8.83%                          08/15/04    1,425     1,502,306
  Progress Energy, Inc.
    6.75%                          03/01/06      230       244,856
                                                       -----------
                                                         3,375,435
                                                       -----------
YANKEE -- 0.3%
  United Mexican States
    8.50%(c)                       02/01/06      720       745,920
    8.13%                          12/30/19      850       758,761
  United Mexican States - Rights                 880        61,600
                                                       -----------
TOTAL CORPORATE BONDS
  (Cost $45,835,416)                                    47,312,593
                                                       -----------
TAXABLE MUNICIPAL BONDS -- 0.8%
  Los Angeles County Pension Obligation
    Revenue Bond, Series 95, Class D
    6.97%                          06/30/08    1,000     1,104,250
  Los Angeles County Pension Obligation
    Revenue Bond, Series B
    8.62%                          06/30/06      600       699,972
  New Jersey Economic Development
    Authority State Pension Funding
    Zero Coupon Revenue Bond,
    Series 97, Class B
    7.56%(e)                    02/16-02/23    6,035     2,083,311
                                                       -----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $3,363,006)                                      3,887,533
                                                       -----------


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2001                Shares        Value
                                       ----------   ----------

SHORT TERM INVESTMENTS -- 0.0%
  Galileo Money Market Fund             51,578    $     51,578
                                                  ------------
  (Cost $51,578)

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $527,601,228(a))                          $536,357,965
                                                  ============
---------------------
(a) Cost for Federal income tax purposes is $533,185,542. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation              $ 64,749,320
       Gross unrealized depreciation               (61,576,897)
                                                  ------------
                                                  $  3,172,423
                                                  ============
(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Rates shown are the rates as of September 30, 2001. S
(e)  Rates shown are the effective yields as of September 30, 2001.
(f) Securities pledged as collateral with a value of $488,637 on 135 net long U.S. Treasury Notes futures contracts and 135 net short U.S. Treasury Notes futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $28,889,969, thereby resulting in an unrealized loss of $172,837.
(g) Securities with a market value of $13,429,986 have been pledged as collateral for reverse repurchase agreements.
(h)  Subject to financing transaction.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                            INVESTMENT ABBREVIATIONS

   ADR      American Depository Receipt
   GDR      Global Depository Receipt
   IO       Interest Only
   PLC      Public Limited Company
   PO       Principal Only

See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $527,601,228) ............................................................        $536,357,965
   Collateral received for securities loaned ...........................................................          72,644,584
   Dividends receivable ................................................................................             198,425
   Interest receivable .................................................................................           1,998,639
   Interest receivable on interest rate swaps ..........................................................              37,584
   Investments sold receivable .........................................................................          30,194,327
   Capital shares sold receivable ......................................................................             475,527
   Prepaid expenses ....................................................................................              38,986
   Futures margin receivable ...........................................................................              51,468
   Unrealized appreciation on interest rate swaps ......................................................           1,256,228
                                                                                                                ------------
          TOTAL ASSETS .................................................................................         643,253,733
                                                                                                                ------------

LIABILITIES
   Payable upon return of securities loaned ............................................................          72,644,584
   Reverse repurchase agreements payable ...............................................................          13,375,469
   Investments purchased payable .......................................................................           8,419,583
   Payable for financing transactions ..................................................................           7,483,605
   Capital shares redeemed payable .....................................................................           1,096,364
   Advisory fees payable ...............................................................................             168,958
   Administrative fees payable .........................................................................             104,142
   Transfer agent fees payable .........................................................................              26,874
   Interest payable on interest rate swaps .............................................................              23,243
   Other accrued expenses payable ......................................................................             567,960
   Unrealized depreciation on interest rate swaps ......................................................             770,807
                                                                                                                ------------
          TOTAL LIABILITIES ............................................................................         104,681,589
                                                                                                                ------------

NET ASSETS (Applicable to 15,448,825 Institutional shares, 11,122,738 Service shares, 8,211,012 Investor A shares, 5,153,934 Investor B shares and
   717,212 Investor C shares outstanding) ..............................................................        $538,572,144
                                                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($205,084,967 (DIVIDE) 15,448,825) ..........................................             $13.28
                                                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($147,534,435 (DIVIDE) 11,122,738) ................................................             $13.26
                                                                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($108,795,407 (DIVIDE) 8,211,012) ..............................................             $13.25
                                                                                                                     ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($13.25 (DIVIDE) 0.955) .............................................................................             $13.87
                                                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($67,732,415 (DIVIDE) 5,153,934) ...............................................             $13.14
                                                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($9,424,920 (DIVIDE) 717,212) ..................................................             $13.14
                                                                                                                     ======


See accompanying notes to financial statements.

                                 BlackRock Funds

                            STATEMENTS OF OPERATIONS

                                               Large Cap         Large Cap        Mid-Cap          Mid-Cap
                                                 Value            Growth           Value           Growth          Small Cap
                                                Equity            Equity          Equity           Equity        Value Equity
FOR THE YEAR ENDED SEPTEMBER 30, 2001          Portfolio         Portfolio       Portfolio        Portfolio        Portfolio
                                             -------------     -------------   ------------     -------------    ------------
Investment income:
   Interest ...............................  $   2,296,964     $   3,052,762   $    746,513     $   6,192,217    $  1,150,744
   Dividends ..............................     34,671,200         5,463,695      4,245,092         1,764,887       8,293,134
   Net investment income from master ......             --                --             --                --              --
   Foreign taxes withheld .................             --                --             --                --              --
                                             -------------     -------------   ------------     -------------    ------------
        Total investment income ...........     36,968,164         8,516,457      4,991,605         7,957,104       9,443,878
                                             -------------     -------------   ------------     -------------    ------------
Expenses:
   Investment advisory fee ................     10,811,733         6,513,499      2,214,315         5,308,274       3,002,213
   Administration fee .....................      4,228,006         2,584,965        636,616         1,492,907       1,245,962
   Custodian fee ..........................        265,398           177,836         77,554           193,593         137,086
   Transfer agent fee .....................        706,579           473,783         97,065           351,327         207,879
   Shareholder servicing fees .............        721,810           611,774         77,580           496,874         206,480
   Shareholder processing fees ............        623,247           500,539         63,153           326,595         155,890
   Distribution fees ......................        308,750           392,280         73,366           863,354         166,964
   Legal and audit ........................         43,788            31,451          7,158            17,368          13,144
   Printing ...............................        441,600           228,243         67,466           137,329         120,797
   Registration fees and expenses .........         26,599            38,092         33,442           103,286          20,207
   Trustees' fees and officers' salary ....         10,739            18,698          1,759            15,164           3,834
   Other ..................................         17,353            12,573         12,550             9,431          13,543
                                             -------------     -------------   ------------     -------------    ------------
                                                18,205,602        11,583,733      3,362,024         9,315,502       5,293,999
   Fees waived ............................       (104,662)         (157,857)            --                --              --
   Expenses reimbursed by advisor .........             --                --             --                --              --
                                             -------------     -------------   ------------     -------------    ------------
        Total operating expenses ..........     18,100,940        11,425,876      3,362,024         9,315,502       5,293,999
                                             -------------     -------------   ------------     -------------    ------------
   Interest expense .......................             --                --             --                --              --
                                             -------------     -------------   ------------     -------------    ------------
        Total expenses ....................     18,100,940        11,425,876      3,362,024         9,315,502       5,293,999
                                             -------------     -------------   ------------     -------------    ------------
   Net investment income (loss) ...........     18,867,224        (2,909,419)     1,629,581        (1,358,398)      4,149,879
                                             -------------     -------------   ------------     -------------    ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ............     58,060,557      (419,577,608)      (523,440)     (353,220,174)     59,233,729
     Futures and options ..................             --        (2,014,917)            --       (15,381,465)             --
     Swap contracts .......................             --                --             --                --              --
     Foreign currency related transactions              --                --             --                --              --
                                             -------------     -------------   ------------     -------------    ------------
                                                58,060,557      (421,592,525)      (523,440)     (368,601,639)     59,233,729
                                             -------------     -------------   ------------     -------------    ------------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ...   (220,969,967)     (553,526,158)   (24,932,513)     (204,746,597)    (56,974,908)
     Futures and options ..................             --                --             --           516,733              --
     Swap contracts .......................             --                --             --                --              --
     Foreign currency related transactions              --                --             --                --              --
                                             -------------     -------------   ------------     -------------    ------------
                                              (220,969,967)     (553,526,158)   (24,932,513)     (204,229,864)    (56,974,908)
                                             -------------     -------------   ------------     -------------    ------------
   Net gain (loss) on investments and
     foreign currency transactions ........   (162,909,410)     (975,118,683)   (25,455,953)     (572,831,503)      2,258,821
                                             -------------     -------------   ------------     -------------    ------------
   Net increase (decrease) in assets
     resulting from operations ............  $(144,042,186)    $(978,028,102)  $(23,826,372)    $(574,189,901)   $  6,408,700
                                             =============     =============   ============     =============    ============

                                                                                          Global
                                                Small Cap            Micro-Cap           Science &         European
                                              Growth Equity           Equity            Technology          Equity
FOR THE YEAR ENDED SEPTEMBER 30, 2001           Portfolio            Portfolio           Portfolio         Portfolio
                                             ---------------       -------------      -------------       -----------
Investment income:
   Interest ...............................  $    22,761,696       $   5,105,914      $   1,200,488       $    27,458
   Dividends ..............................        1,642,380             364,569             84,884           176,827
   Net investment income from master ......               --                  --                 --                --
   Foreign taxes withheld .................               --                  --             (1,001)          (18,846)
                                             ---------------       -------------      -------------       -----------
        Total investment income ...........       24,404,076           5,470,483          1,284,371           185,439
                                             ---------------       -------------      -------------       -----------
Expenses:
   Investment advisory fee ................        9,653,420           3,712,137            881,719           100,483
   Administration fee .....................        3,787,327             775,446            225,328            25,679
   Custodian fee ..........................          306,695             153,293             84,701            38,940
   Transfer agent fee .....................          879,717             350,483             91,609             6,352
   Shareholder servicing fees .............          872,426             700,252            207,529             9,947
   Shareholder processing fees ............          654,976             421,058            124,542             5,973
   Distribution fees ......................          698,974           1,464,734            407,273            21,617
   Legal and audit ........................           53,458               9,888             25,818             8,751
   Printing ...............................          337,562              64,550             29,180             7,963
   Registration fees and expenses .........           93,050              56,938            109,095            74,543
   Trustees' fees and officers' salary ....           35,473              11,587                 94               246
   Other ..................................           18,672              10,407             15,559             6,933
                                             ---------------       -------------      -------------       -----------
                                                  17,391,750           7,730,773          2,202,447           307,427
   Fees waived ............................               --             (56,737)          (229,748)         (105,369)
   Expenses reimbursed by advisor .........               --                  --                 --                --
                                             ---------------       -------------      -------------       -----------
        Total operating expenses ..........       17,391,750           7,674,036          1,972,699           202,058
                                             ---------------       -------------      -------------       -----------
   Interest expense .......................               --                  --                 --                --
                                             ---------------       -------------      -------------       -----------
        Total expenses ....................       17,391,750           7,674,036          1,972,699           202,058
                                             ---------------       -------------      -------------       -----------
   Net investment income (loss) ...........        7,012,326          (2,203,553)          (688,328)          (16,619)
                                             ---------------       -------------      -------------       -----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ............     (367,012,800)        (78,437,887)       (62,569,488)       (1,662,234)
     Futures and options ..................     (219,960,339)        (28,275,134)       (15,456,375)               --
     Swap contracts .......................               --                  --                 --                --
     Foreign currency related transactions                --                  --            (99,311)          (24,885)
                                             ---------------       -------------      -------------       -----------
                                                (586,973,139)       (106,713,021)       (78,125,174)       (1,687,119)
                                             ---------------       -------------      -------------       -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ...     (875,982,893)       (137,651,230)       (24,469,019)       (1,204,923)
     Futures and options ..................       10,097,706           1,352,088                 --                --
     Swap contracts .......................               --                  --                 --                --
     Foreign currency related transactions                --                  --             11,733            (2,863)
                                             ---------------       -------------      -------------       -----------
                                                (865,885,187)       (136,299,142)       (24,457,286)       (1,207,786)
                                             ---------------       -------------      -------------       -----------
   Net gain (loss) on investments and
     foreign currency transactions ........   (1,452,858,326)       (243,012,163)      (102,582,460)       (2,894,905)
                                             ---------------       -------------      -------------       -----------
   Net increase (decrease) in assets
     resulting from operations ............  $(1,445,846,000)      $(245,215,716)     $(103,270,788)      $(2,911,524)
                                             ===============       =============      =============       ===========

                                                                    International
                                                 International        Small Cap       Asia Pacific
                                                    Equity             Equity            Equity
FOR THE YEAR ENDED SEPTEMBER 30, 2001              Portfolio          Portfolio         Portfolio
                                                 -------------      ------------       -----------
Investment income:
   Interest ...............................      $   3,568,977      $  2,940,129       $     7,046
   Dividends ..............................          9,946,461         2,634,606            38,375
   Net investment income from master ......                 --                --                --
   Foreign taxes withheld .................         (1,191,789)         (337,108)           (2,111)
                                                 -------------      ------------       -----------
        Total investment income ...........         12,323,649         5,237,627            43,310
                                                 -------------      ------------       -----------
Expenses:
   Investment advisory fee ................          5,950,850         1,966,456            25,028
   Administration fee .....................          1,764,477           452,285             6,396
   Custodian fee ..........................            339,406           154,900            32,775
   Transfer agent fee .....................            291,784           149,856             1,009
   Shareholder servicing fees .............            279,078           263,049               186
   Shareholder processing fees ............            236,254           161,027               130
   Distribution fees ......................             67,472           521,473                84
   Legal and audit ........................             19,887             8,523             3,861
   Printing ...............................            144,832            27,210             4,949
   Registration fees and expenses .........             28,001            75,895            56,132
   Trustees' fees and officers' salary ....              9,744             6,666                68
   Other ..................................             21,556             8,630             9,543
                                                 -------------      ------------       -----------
                                                     9,153,341         3,795,970           140,161
   Fees waived ............................            (80,288)         (165,226)          (31,424)
   Expenses reimbursed by advisor .........                 --                --           (67,971)
                                                 -------------      ------------       -----------
        Total operating expenses ..........          9,073,053         3,630,744            40,766
                                                 -------------      ------------       -----------
   Interest expense .......................                 --                --                --
                                                 -------------      ------------       -----------
        Total expenses ....................          9,073,053         3,630,744            40,766
                                                 -------------      ------------       -----------
   Net investment income (loss) ...........          3,250,596         1,606,883             2,544
                                                 -------------      ------------       -----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ............       (131,207,504)      (37,726,841)         (871,785)
     Futures and options ..................        (16,052,456)      (13,300,779)               --
     Swap contracts .......................                 --                --                --
     Foreign currency related transactions          (2,123,565)        1,343,457            13,034
                                                 -------------      ------------       -----------
                                                  (149,383,525)      (49,684,163)         (858,751)
                                                 -------------      ------------       -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ...        (91,203,525)      (29,689,658)         (201,233)
     Futures and options ..................                 --                --                --
     Swap contracts .......................                 --                --                --
     Foreign currency related transactions             156,219            19,619              (424)
                                                 -------------      ------------       -----------
                                                   (91,047,306)      (29,670,039)         (201,657)
                                                 -------------      ------------       -----------
   Net gain (loss) on investments and
     foreign currency transactions ........       (240,430,831)      (79,354,202)       (1,060,408)
                                                 -------------      ------------       -----------
   Net increase (decrease) in assets
     resulting from operations ............      $(237,180,235)     $(77,747,319)      $(1,057,864)
                                                 =============      ============       ===========

See accompanying notes to financial statements.


                                      64-65

                                 BlackRock Funds

                                               International
                                                 Emerging            Select               Index
                                                  Markets            Equity              Equity              Balanced
FOR THE YEAR ENDED SEPTEMBER 30, 2001            Portfolio          Portfolio           Portfolio            Portfolio
                                               ------------       -------------       -------------        -------------
Investment income:
   Interest                                    $    634,009       $   4,150,097       $          --        $  17,629,810
   Dividends                                        984,282          12,814,271                  --            4,168,682
   Net investment income from master                     --                  --          23,243,554                   --
   Foreign taxes withheld                          (106,325)                 --                  --                   --
                                               ------------       -------------       -------------        -------------
        Total investment income                   1,511,966          16,964,368          23,243,554           21,798,492
                                               ------------       -------------       -------------        -------------
Expenses:
   Investment advisory fee                          793,758           7,610,086                  --            3,869,022
   Administration fee                               146,051           3,001,819           3,872,362            1,577,263
   Custodian fee                                    133,900             194,162                  --              177,758
   Transfer agent fee                                30,472             552,614           1,181,660              380,372
   Shareholder servicing fees                        17,643             597,984           2,726,191              837,709
   Shareholder processing fees                       14,372             475,062           1,843,884              607,447
   Distribution fees                                  8,304             503,787           5,957,567              747,126
   Legal and audit                                    2,249              40,850              79,730               18,581
   Printing                                          14,461             273,950             282,492              233,169
   Registration fees and expenses                    25,660              27,276             154,159               25,261
   Trustees' fees and officers' salary                  718              23,429              30,360               10,260
   Other                                              6,706              14,762             271,517               18,356
                                               ------------       -------------       -------------        -------------
                                                  1,194,294          13,315,781          16,399,922            8,502,324
   Fees waived                                      (47,722)           (126,930)         (1,226,645)             (82,328)
   Expenses reimbursed by advisor                        --                  --                  --                   --
                                               ------------       -------------       -------------        -------------
        Total operating expenses                  1,146,572          13,188,851          15,173,277            8,419,996
                                               ------------       -------------       -------------        -------------
   Interest expense                                      --                  --                  --               42,309
                                               ------------       -------------       -------------        -------------
        Total expenses                            1,146,572          13,188,851          15,173,277            8,462,305
                                               ------------       -------------       -------------        -------------
   Net investment income                            365,394           3,775,517           8,070,277           13,336,187
                                               ------------       -------------       -------------        -------------
Realized and unrealized loss on investments
  and foreign currency transactions:
   Net realized loss from:
     Investment transactions
        (net of foreign taxes)                  (27,548,758)        (77,671,795)         (9,492,701)         (28,545,113)
     Futures and options                         (2,113,855)        (19,343,314)         (1,886,104)          (6,224,924)
     Swap contracts                                      --                  --                  --              (99,731)
     Foreign currency related transactions         (540,600)                 --                  --                   --
                                               ------------       -------------       -------------        -------------
                                                (30,203,213)        (97,015,109)        (11,378,805)         (34,869,768)
                                               ------------       -------------       -------------        -------------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes)           3,147,224        (513,043,710)       (581,933,159)        (142,776,505)
     Futures and options                                 --             516,930            (665,153)             472,744
     Swap contracts                                      --                  --                  --              478,251
     Foreign currency related transactions           15,748                  --                  --                   --
                                               ------------       -------------       -------------        -------------
                                                  3,162,972        (512,526,780)       (582,598,312)        (141,825,510)
                                               ------------       -------------       -------------        -------------
   Net loss on investments and
     foreign currency transactions              (27,040,241)       (609,541,889)       (593,977,117)        (176,695,278)
                                               ------------       -------------       -------------        -------------
   Net decrease in assets resulting from
     operations                                $(26,674,847)      $(605,766,372)      $(585,906,840)       $(163,359,091)
                                               ============       =============       =============        =============


See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BlackRock Funds

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Large Cap                           Large Cap
                                                                    Value Equity Portfolio              Growth Equity Portfolio
                                                               --------------------------------    --------------------------------
                                                                   For the           For the           For the           For the
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                   9/30/01           9/30/00           9/30/01           9/30/00
                                                               --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ............................  $   18,867,224    $   23,190,037      $ (2,909,419)     $ (6,202,424)
    Net realized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............      58,060,557       165,677,534      (421,592,525)      248,391,412
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............    (220,969,967)      (50,111,212)     (553,526,158)       88,549,616
                                                               --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations .............................    (144,042,186)      138,756,359      (978,028,102)      330,738,604
                                                               --------------    --------------    --------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................     (16,581,599)      (19,977,816)               --                --
    Service Class ...........................................      (2,238,842)       (2,834,513)               --                --
    Investor A Class ........................................        (299,195)         (377,708)               --                --
    Investor B Class ........................................              --                --                --                --
    Investor C Class ........................................              --                --                --                --
                                                               --------------    --------------    --------------    --------------
    Total distributions from net
      investment income .....................................     (19,119,636)      (23,190,037)               --                --
                                                               --------------    --------------    --------------    --------------
  Capital:
    Institutional Class .....................................              --                --          (123,926)               --
    Service Class ...........................................              --                --           (29,976)               --
    Investor A Class ........................................              --                --            (8,797)               --
    Investor B Class ........................................              --                --            (6,944)               --
    Investor C Class ........................................              --                --            (1,216)               --
                                                               --------------    --------------    --------------    --------------
    Total distributions from capital ........................              --                --          (170,859)               --
                                                               --------------    --------------    --------------    --------------
  Net realized gains:
    Institutional Class .....................................    (146,936,136)     (169,157,475)     (147,205,720)     (178,397,407)
    Service Class ...........................................     (27,781,659)      (32,963,672)      (35,604,774)      (39,623,225)
    Investor A Class ........................................      (4,459,509)       (5,366,518)      (10,453,481)       (9,805,037)
    Investor B Class ........................................      (2,390,358)       (2,913,890)       (8,248,813)       (6,332,739)
    Investor C Class ........................................        (659,088)         (398,408)       (1,444,771)         (719,281)
                                                               --------------    --------------    --------------    --------------
    Total distributions from net
      realized gains ........................................    (182,226,750)     (210,799,963)     (202,957,559)     (234,877,689)
                                                               --------------    --------------    --------------    --------------
    Total distributions to shareholders .....................    (201,346,386)     (233,990,000)     (203,128,418)     (234,877,689)
                                                               --------------    --------------    --------------    --------------
Capital share transactions ..................................    (213,292,564)      (32,815,202)      245,906,655       155,296,737
                                                               --------------    --------------    --------------    --------------
    Total increase (decrease) in net assets .................    (558,681,136)     (128,048,843)     (935,249,865)      251,157,652
Net assets:
    Beginning of period .....................................   2,255,337,844     2,383,386,687     1,717,850,670     1,466,693,018
                                                               --------------    --------------    --------------    --------------
    End of period ...........................................  $1,696,656,708    $2,255,337,844    $  782,600,805    $1,717,850,670
                                                               ==============    ==============    ==============    ==============

                                                                        Mid-Cap Value                  Mid-Cap Growth
                                                                      Equity Portfolio                Equity Portfolio
                                                               -----------------------------   ------------------------------
                                                                  For the          For the         For the         For the
                                                                Year Ended       Year Ended      Year Ended      Year Ended
                                                                  9/30/01          9/30/00         9/30/01         9/30/00
                                                               ------------     ------------   -------------    -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ............................   $ 1,629,581      $ 1,601,876    $ (1,358,398)    $ (4,418,231)
    Net realized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............      (523,440)       2,268,392    (368,601,639)     275,207,778
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............   (24,932,513)      30,709,344    (204,229,864)     117,370,338
                                                               ------------     ------------   -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations .............................   (23,826,372)      34,579,612    (574,189,901)     388,159,885
                                                               ------------     ------------   -------------    -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................    (1,328,495)      (1,460,198)             --               --
    Service Class ...........................................      (119,180)         (68,859)             --               --
    Investor A Class ........................................        (8,249)          (6,127)             --               --
    Investor B Class ........................................        (2,426)              --              --               --
    Investor C Class ........................................          (780)              --              --               --
                                                               ------------     ------------   -------------    -------------
    Total distributions from net
      investment income .....................................    (1,459,130)      (1,535,184)             --               --
                                                               ------------     ------------   -------------    -------------
  Capital:
    Institutional Class .....................................            --               --         (36,095)              --
    Service Class ...........................................            --               --          (3,316)              --
    Investor A Class ........................................            --               --          (5,137)              --
    Investor B Class ........................................            --               --          (7,521)              --
    Investor C Class ........................................            --               --          (3,764)              --
                                                               ------------     ------------   -------------    -------------
    Total distributions from capital ........................            --               --         (55,833)              --
                                                               ------------     ------------   -------------    -------------
  Net realized gains:
    Institutional Class .....................................    (3,694,446)      (5,199,066)   (173,239,950)    (122,951,166)
    Service Class ...........................................      (311,567)        (935,576)    (15,916,332)     (15,210,662)
    Investor A Class ........................................       (68,213)         (92,857)    (24,654,089)      (4,714,030)
    Investor B Class ........................................       (87,238)        (111,753)    (36,096,433)      (5,088,269)
    Investor C Class ........................................       (28,063)          (9,222)    (18,061,201)        (860,258)
                                                               ------------     ------------   -------------    -------------
    Total distributions from net
      realized gains ........................................    (4,189,527)      (6,348,474)   (267,968,005)    (148,824,385)
                                                               ------------     ------------   -------------    -------------
    Total distributions to shareholders .....................    (5,648,657)      (7,883,658)   (268,023,838)    (148,824,385)
                                                               ------------     ------------   -------------    -------------
Capital share transactions ..................................    34,461,673      (66,679,233)    306,486,320      310,612,569
                                                               ------------     ------------   -------------    -------------
    Total increase (decrease) in net assets .................     4,986,644      (39,983,279)   (535,727,419)     549,948,069
Net assets:
    Beginning of period .....................................   244,654,325      284,637,604     985,752,182      435,804,113
                                                               ------------     ------------   -------------    -------------
    End of period ...........................................  $249,640,969     $244,654,325   $ 450,024,763    $ 985,752,182
                                                               ============     ============   =============    =============

                                                                        Small Cap                          Small Cap
                                                                 Value Equity Portfolio             Growth Equity Portfolio
                                                              -----------------------------   ---------------------------------
                                                                 For the         For the           For the           For the
                                                               Year Ended      Year Ended        Year Ended        Year Ended
                                                                 9/30/01         9/30/00           9/30/01           9/30/00
                                                              ------------    -------------   ---------------    --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ............................  $ 4,149,879     $  4,083,229     $   7,012,326      $  2,481,723
    Net realized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............   59,233,729       35,925,113      (586,973,139)      700,175,859
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts
      and foreign currency related transactions .............  (56,974,908)      48,886,278      (865,885,187)      362,024,519
                                                              ------------    -------------   ---------------    --------------
    Net increase (decrease) in net assets
      resulting from operations .............................    6,408,700       88,894,620    (1,445,846,000)    1,064,682,101
                                                              ------------    -------------   ---------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................   (3,768,380)      (3,807,793)       (7,916,980)               --
    Service Class ...........................................     (305,814)        (269,094)         (772,672)               --
    Investor A Class ........................................     (114,517)         (75,362)         (435,129)               --
    Investor B Class ........................................       (9,555)              --          (243,467)               --
    Investor C Class ........................................       (3,821)              --          (125,801)               --
                                                              ------------    -------------   ---------------    --------------
    Total distributions from net
      investment income .....................................   (4,202,087)      (4,152,249)       (9,494,049)               --
                                                              ------------    -------------   ---------------    --------------
  Capital:
    Institutional Class .....................................           --               --        (5,941,182)               --
    Service Class ...........................................           --               --          (904,232)               --
    Investor A Class ........................................           --               --          (509,217)               --
    Investor B Class ........................................           --               --          (284,921)               --
    Investor C Class ........................................           --               --          (147,222)               --
                                                              ------------    -------------   ---------------    --------------
    Total distributions from capital ........................           --               --        (7,786,774)               --
                                                              ------------    -------------   ---------------    --------------
  Net realized gains:
    Institutional Class .....................................  (22,561,435)              --      (511,600,397)     (232,912,309)
    Service Class ...........................................   (2,485,747)              --       (77,866,321)      (28,112,258)
    Investor A Class ........................................   (1,272,924)              --       (43,853,490)      (13,077,405)
    Investor B Class ........................................     (721,672)              --       (24,530,706)       (7,588,685)
    Investor C Class ........................................     (247,495)              --       (12,677,456)       (2,292,429)
                                                              ------------    -------------   ---------------    --------------
    Total distributions from net
      realized gains ........................................  (27,289,273)              --      (670,528,370)     (283,983,086)
                                                              ------------    -------------   ---------------    --------------
    Total distributions to shareholders .....................  (31,491,360)      (4,152,249)     (687,809,193)     (283,983,086)
                                                              ------------    -------------   ---------------    --------------
Capital share transactions ..................................  (72,836,697)    (166,836,987)      426,089,131       317,806,980
                                                              ------------    -------------   ---------------    --------------
    Total increase (decrease) in net assets .................  (97,919,357)     (82,094,616)   (1,707,566,062)    1,098,505,995
Net assets:
    Beginning of period .....................................  564,026,521      646,121,137     2,832,657,750     1,734,151,755
                                                              ------------    -------------   ---------------    --------------
    End of period ........................................... $466,107,164    $ 564,026,521   $ 1,125,091,688    $2,832,657,750
                                                              ============    =============   ===============    ==============

See accompanying notes to financial statements.

                                      68-69

                                 BlackRock Funds

                                                                                                             Global Science
                                                                              Micro-Cap                       & Technology
                                                                          Equity Portfolio                      Portfolio
                                                                   -----------------------------     ------------------------------
                                                                      For the         For the          For the          For the
                                                                    Year Ended      Year Ended       Year Ended     Period 5/15/001
                                                                      9/30/01         9/30/00          9/30/01      Through 9/30/00
                                                                   -------------    ------------     ------------   ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...............................   $  (2,203,553)   $ (4,045,528)    $   (688,328)    $   (266,119)
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ....................    (106,713,021)    137,522,176      (78,125,174)      (5,883,840)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ....................    (136,299,142)    101,791,499      (24,457,286)      20,033,820
                                                                   -------------    ------------     ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ................................    (245,215,716)    235,268,147     (103,270,788)      13,883,861
                                                                   -------------    ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................................              --              --               --               --
    Service Class ..............................................              --              --               --               --
    Investor A Class ...........................................              --              --               --               --
    Investor B Class ...........................................              --              --               --               --
    Investor C Class ...........................................              --              --               --               --
                                                                   -------------    ------------     ------------     ------------
    Total distributions from net
      investment income ........................................              --              --               --               --
                                                                   -------------    ------------     ------------     ------------
  Capital:
    Institutional Class ........................................          (3,242)             --               --               --
    Service Class ..............................................             (85)             --               --               --
    Investor A Class ...........................................          (4,994)             --               --               --
    Investor B Class ...........................................          (7,365)             --               --               --
    Investor C Class ...........................................          (4,443)             --               --               --
                                                                   -------------    ------------     ------------     ------------
    Total distributions from capital ...........................         (20,129)             --               --               --
                                                                   -------------    ------------     ------------     ------------
  Net realized gains:
    Institutional Class ........................................     (20,811,393)     (4,114,493)              --               --
    Service Class ..............................................        (548,366)       (137,999)              --               --
    Investor A Class ...........................................     (32,045,970)     (7,241,743)              --               --
    Investor B Class ...........................................     (47,275,330)     (9,060,052)              --               --
    Investor C Class ...........................................     (28,513,839)     (4,348,993)              --               --
                                                                   -------------    ------------     ------------     ------------
    Total distributions from net
      realized gains ...........................................    (129,194,898)    (24,903,280)              --               --
                                                                   -------------    ------------     ------------     ------------
    Total distributions to shareholders ........................    (129,215,027)    (24,903,280)              --               --
                                                                   -------------    ------------     ------------     ------------
Capital share transactions .....................................     (23,917,425)    249,857,258       16,774,755      122,140,892
                                                                   -------------    ------------     ------------     ------------
    Total increase (decrease) in net assets ....................    (398,348,168)    460,222,125      (86,496,033)     136,024,753
Net assets:
    Beginning of period ........................................     607,915,915     147,693,790      136,024,753               --
                                                                   -------------    ------------     ------------     ------------
    End of period ..............................................   $ 209,567,747    $607,915,915     $ 49,528,720     $136,024,753
                                                                   =============    ============     ============     ============

                                                                     International
                                                                        European                             International
                                                                    Equity Portfolio                       Equity Portfolio
                                                             -----------------------------        ---------------------------------
                                                               For the         For the                For the           For the
                                                             Year Ended    Period 6/23/001          Year Ended        Year Ended
                                                               9/30/01     Through 9/30/00            9/30/01           9/30/00
                                                             -----------   ---------------        --------------     --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ..........................   $  (16,619)     $      689          $    3,250,596     $    4,119,487
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...............   (1,687,119)        (75,018)           (149,383,525)       147,787,088
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...............   (1,207,786)       (195,276)            (91,047,306)      (145,545,056)
                                                             -----------      ----------          --------------     --------------
    Net increase (decrease) in net assets
      resulting from operations ...........................   (2,911,524)       (269,605)           (237,180,235)         6,361,519
                                                             -----------      ----------          --------------     --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................           --              --                      --         (4,053,127)
    Service Class .........................................           --              --                      --            (66,360)
    Investor A Class ......................................           --              --                      --                 --
    Investor B Class ......................................           --              --                      --                 --
    Investor C Class ......................................           --              --                      --                 --
                                                             -----------      ----------          --------------     --------------
    Total distributions from net
      investment income ...................................           --              --                      --         (4,119,487)
                                                             -----------      ----------          --------------     --------------
  Capital:
    Institutional Class ...................................       (4,043)             --                      --                 --
    Service Class .........................................           --              --                      --                 --
    Investor A Class ......................................           --              --                      --                 --
    Investor B Class ......................................           --              --                      --                 --
    Investor C Class ......................................           --              --                      --                 --
                                                             -----------      ----------          --------------     --------------
    Total distributions from capital ......................       (4,043)             --                      --                 --
                                                             -----------      ----------          --------------     --------------
  Net realized gains:
    Institutional Class ...................................      (17,936)             --            (140,257,963)      (149,014,912)
    Service Class .........................................           --              --             (20,488,401)       (16,138,787)
    Investor A Class ......................................           --              --              (4,555,158)        (3,606,135)
    Investor B Class ......................................           --              --              (1,307,213)        (1,050,119)
    Investor C Class ......................................           --              --                (287,404)          (111,943)
                                                             -----------      ----------          --------------     --------------
    Total distributions from net
      realized gains ......................................      (17,936)             --            (166,896,139)      (169,921,896)
                                                             -----------      ----------          --------------     --------------
    Total distributions to shareholders ...................      (21,979)             --            (166,896,139)      (174,041,383)
                                                             -----------      ----------          --------------     --------------
Capital share transactions ................................    6,650,982       6,071,728            (334,908,130)       174,112,669
                                                             -----------      ----------          --------------     --------------
    Total increase (decrease) in net assets ...............    3,717,479       5,802,123            (738,984,504)         6,432,805
Net assets:
    Beginning of period ...................................    5,802,123              --           1,283,467,728      1,277,034,923
                                                             -----------      ----------          --------------     --------------
    End of period .........................................  $ 9,519,602      $5,802,123          $  544,483,224     $1,283,467,728
                                                             ===========      ==========          ==============     ==============

                                                                                   International
                                                                                     Small Cap
                                                                                 Equity Portfolio
                                                                           -----------------------------
                                                                             For the         For the
                                                                           Year Ended      Year Ended
                                                                             9/30/01         9/30/00
                                                                           ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ..........................                $  1,606,883     $    435,772
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...............                 (49,684,163)     (25,236,710)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...............                 (29,670,039)      15,814,866
                                                                           ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ...........................                 (77,747,319)      (8,986,072)
                                                                           ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................                          --               --
    Service Class .........................................                          --               --
    Investor A Class ......................................                          --               --
    Investor B Class ......................................                          --               --
    Investor C Class ......................................                          --               --
                                                                           ------------     ------------
    Total distributions from net
      investment income ...................................                          --               --
                                                                           ------------     ------------
  Capital:
    Institutional Class ...................................                        (507)              --
    Service Class .........................................                          (4)              --
    Investor A Class ......................................                        (277)              --
    Investor B Class ......................................                        (378)              --
    Investor C Class ......................................                        (293)              --
                                                                           ------------     ------------
    Total distributions from capital ......................                      (1,459)              --
                                                                           ------------     ------------
  Net realized gains:
    Institutional Class ...................................                    (150,305)      (2,631,826)
    Service Class .........................................                      (1,097)          (1,058)
    Investor A Class ......................................                     (82,249)        (142,203)
    Investor B Class ......................................                    (112,208)        (273,679)
    Investor C Class ......................................                     (86,782)         (65,043)
                                                                           ------------     ------------
    Total distributions from net
      realized gains ......................................                    (432,641)      (3,113,809)
                                                                           ------------     ------------
    Total distributions to shareholders ...................                    (434,100)      (3,113,809)
                                                                           ------------     ------------
Capital share transactions ................................                  (8,682,469)     209,555,255
                                                                           ------------     ------------
    Total increase (decrease) in net assets ...............                 (86,863,888)     197,455,374
Net assets:
    Beginning of period ...................................                 225,589,789       28,134,415
                                                                           ------------     ------------
    End of period .........................................                $138,725,901     $225,589,789
                                                                           ============     ============

----------------
1 Commencement of operations.

See accompanying notes to financial statements.


                                     70-71

                                 BlackRock Funds

                                                                                                               International
                                                                              Asia Pacific                   Emerging Markets
                                                                            Equity Portfolio                     Portfolio
                                                                     ------------------------------   -----------------------------
                                                                        For the         For the          For the          For the
                                                                      Year Ended    Period 6/23/001    Year Ended       Year Ended
                                                                        9/30/01     Through 9/30/00      9/30/01          9/30/00
                                                                     -----------    ---------------   ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................................    $     2,544      $    4,865      $    365,394     $  1,577,196
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .....................       (858,751)         33,940       (30,203,213)        (339,875)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .....................       (201,657)       (272,700)        3,162,972       (5,412,462)
                                                                     -----------      ----------      ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .................................     (1,057,864)       (233,895)      (26,674,847)      (4,175,141)
                                                                     -----------      ----------      ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................................         (2,704)             --          (981,857)        (688,449)
    Service Class ...............................................             --              --                --          (98,410)
    Investor A Class ............................................            (33)             --                --          (11,248)
    Investor B Class ............................................             (5)             --                --               --
    Investor C Class ............................................             (2)             --                --               --
                                                                     -----------      ----------      ------------     ------------
    Total distributions from net
      investment income .........................................         (2,744)             --          (981,857)        (798,107)
                                                                     -----------      ----------      ------------     ------------
  Capital:
    Institutional Class .........................................             --              --           (25,081)              --
    Service Class ...............................................             --              --                --               --
    Investor A Class ............................................             --              --                --               --
    Investor B Class ............................................             --              --                --               --
    Investor C Class ............................................             --              --                --               --
                                                                     -----------      ----------      ------------     ------------
    Total distributions from capital ............................             --              --           (25,081)              --
                                                                     -----------      ----------      ------------     ------------
  Net realized gains:
    Institutional Class .........................................        (64,506)             --                --               --
    Service Class ...............................................             (2)             --                --               --
    Investor A Class ............................................           (779)             --                --               --
    Investor B Class ............................................           (112)             --                --               --
    Investor C Class ............................................            (52)             --                --               --
                                                                     -----------      ----------      ------------     ------------
    Total distributions from net
      realized gains ............................................        (65,451)             --                --               --
                                                                     -----------      ----------      ------------     ------------
    Total distributions to shareholders .........................        (68,195)             --        (1,006,938)        (798,107)
                                                                     -----------      ----------      ------------     ------------
Capital share transactions ......................................        241,022       3,090,373       (64,192,536)      50,426,425
                                                                     -----------      ----------      ------------     ------------
    Total increase (decrease) in net assets .....................       (885,037)      2,856,478       (91,874,321)      45,453,177
Net assets:
    Beginning of period .........................................      2,856,478              --       129,588,169       84,134,992
                                                                     -----------      ----------      ------------     ------------
    End of period ...............................................    $ 1,971,441      $2,856,478      $ 37,713,848     $129,588,169
                                                                     ===========      ==========      ============     ============

                                                                       Select                                   Index
                                                                  Equity Portfolio                        Equity Portfolio
                                                          --------------------------------        --------------------------------
                                                              For the            For the              For the           For the
                                                            Year Ended         Year Ended           Year Ended        Year Ended
                                                              9/30/01            9/30/00              9/30/01           9/30/00
                                                          --------------    --------------        --------------    --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................   $    3,775,517    $    4,386,346        $    8,070,277    $    5,492,912
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...........      (97,015,109)      289,547,566           (11,378,805)      (16,798,716)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...........     (512,526,780)     (144,514,644)         (582,598,312)      214,366,621
                                                          --------------    --------------        --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations .......................     (605,766,372)      149,419,268          (585,906,840)      203,060,817
                                                          --------------    --------------        --------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...............................       (3,733,951)       (3,716,895)           (5,289,041)       (3,875,739)
    Service Class .....................................         (329,171)         (176,855)           (1,699,762)       (1,423,997)
    Investor A Class ..................................          (35,684)          (27,557)             (283,907)         (193,176)
    Investor B Class ..................................               --            (1,718)                   --                --
    Investor C Class ..................................               --                --                    --                --
                                                          --------------    --------------        --------------    --------------
    Total distributions from net
      investment income ...............................       (4,098,806)       (3,923,025)           (7,272,710)       (5,492,912)
                                                          --------------    --------------        --------------    --------------
  Capital:
    Institutional Class ...............................       (1,453,678)               --                    --                --
    Service Class .....................................         (238,855)               --                    --                --
    Investor A Class ..................................          (73,466)               --                    --                --
    Investor B Class ..................................          (80,418)               --                    --                --
    Investor C Class ..................................           (9,429)               --                    --                --
                                                          --------------    --------------        --------------    --------------
    Total distributions from capital ..................       (1,855,846)               --                    --                --
                                                          --------------    --------------        --------------    --------------
  Net realized gains:
    Institutional Class ...............................     (213,191,365)     (113,408,461)                   --        (3,286,149)
    Service Class .....................................      (34,976,804)      (17,493,906)                   --        (2,274,567)
    Investor A Class ..................................      (10,779,582)       (5,194,117)                   --          (520,889)
    Investor B Class ..................................      (12,085,795)       (5,362,895)                   --        (1,658,679)
    Investor C Class ..................................       (1,416,723)         (583,076)                   --        (2,233,965)
                                                          --------------    --------------        --------------    --------------
    Total distributions from net
      realized gains ..................................     (272,450,269)     (142,042,455)                   --        (9,974,249)
                                                          --------------    --------------        --------------    --------------
    Total distributions to shareholders ...............     (278,404,921)     (145,965,480)           (7,272,710)      (15,467,161)
                                                          --------------    --------------        --------------    --------------
Capital share transactions ............................       (3,577,853)       58,519,520           134,106,238       201,939,890
                                                          --------------    --------------        --------------    --------------
    Total increase (decrease) in net assets ...........     (887,749,146)       61,973,308          (459,073,312)      389,533,546
Net assets:
    Beginning of period ...............................    1,868,358,525     1,806,385,217         2,030,053,271     1,640,519,725
                                                          --------------    --------------        --------------    --------------
    End of period .....................................   $  980,609,379    $1,868,358,525        $1,570,979,959    $2,030,053,271
                                                          ==============    ==============        ==============    ==============


                                                                  Balanced Portfolio
                                                            ------------------------------
                                                                For the         For the
                                                              Year Ended      Year Ended
                                                                9/30/01         9/30/00
                                                            -------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................     $  13,336,187     $ 18,026,080
    Net realized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...........       (34,869,768)     129,574,483
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ...........      (141,825,510)     (78,636,453)
                                                            -------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .......................      (163,359,091)      68,964,110
                                                            -------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...............................        (7,208,526)      (9,422,153)
    Service Class .....................................        (3,732,583)      (4,307,481)
    Investor A Class ..................................        (2,580,642)      (2,800,066)
    Investor B Class ..................................        (1,050,371)      (1,151,782)
    Investor C Class ..................................          (148,018)        (128,889)
                                                            -------------     ------------
    Total distributions from net
      investment income ...............................       (14,720,140)     (17,810,371)
                                                            -------------     ------------
  Capital:
    Institutional Class ...............................                --               --
    Service Class .....................................                --               --
    Investor A Class ..................................                --               --
    Investor B Class ..................................                --               --
    Investor C Class ..................................                --               --
                                                            -------------     ------------
    Total distributions from capital ..................                --               --
                                                            -------------     ------------
  Net realized gains:
    Institutional Class ...............................       (51,315,265)     (14,397,284)
    Service Class .....................................       (28,556,198)      (7,785,003)
    Investor A Class ..................................       (21,544,938)      (5,083,725)
    Investor B Class ..................................       (14,328,492)      (3,457,051)
    Investor C Class ..................................        (1,635,282)        (373,335)
                                                            -------------     ------------
    Total distributions from net
      realized gains ..................................      (117,380,175)     (31,096,398)
                                                            -------------     ------------
    Total distributions to shareholders ...............      (132,100,315)     (48,906,769)
                                                            -------------     ------------
Capital share transactions ............................       (13,484,025)     (44,798,035)
                                                            -------------     ------------
    Total increase (decrease) in net assets ...........      (308,943,431)     (24,740,694)
Net assets:
    Beginning of period ...............................       847,515,575      872,256,269
                                                            -------------     ------------
    End of period .....................................     $ 538,572,144     $847,515,575
                                                            =============     ============

-----------------
1 Commencement of operations.

See accompanying notes to financial statements.


                                     72-73

                                 BlackRock Funds

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period


                                Net                       Net gain                                   Net                   Net
                               asset                      (loss) on    Distributions Distributions  asset                assets
                               value         Net         investments     from net      from net     value                end of
                             beginning   investment    (both realized   investment     realized    end of     Total      period
                             of period  income (loss)  and unrealized)    income         gains     period    return       (000)
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------

INSTITUTIONAL CLASS
9/30/01                       $15.13       $0.14         $ (1.28)         $(0.14)        $(1.25)   $12.60    (8.22)%   $1,345,903
9/30/00                        15.75        0.16            0.79           (0.16)         (1.41)    15.13     6.24      1,821,839
9/30/99                        14.69        0.22            2.01           (0.22)         (0.95)    15.75    15.38      1,909,445
9/30/98                        17.53        0.22           (0.58)          (0.23)         (2.25)    14.69    (2.27)     1,841,171
9/30/97                        15.35        0.31            4.69           (0.30)         (2.52)    17.53    37.66        743,405

SERVICE CLASS
9/30/01                       $15.13       $0.10         $ (1.27)         $(0.10)        $(1.25)   $12.61    (8.44)%   $  254,166
9/30/00                        15.75        0.11            0.79           (0.11)         (1.41)    15.13     5.91        337,993
9/30/99                        14.69        0.16            2.02           (0.17)         (0.95)    15.75    15.03        374,907
9/30/98                        17.52        0.21           (0.61)          (0.18)         (2.25)    14.69    (2.50)       387,323
9/30/97                        15.35        0.24            4.70           (0.25)         (2.52)    17.52    37.22        595,189

INVESTOR A CLASS
9/30/01                       $15.11       $0.07         $ (1.27)         $(0.07)        $(1.25)   $12.59    (8.64)%3   $  57,672
9/30/00                        15.74        0.10            0.77           (0.09)         (1.41)    15.11     5.71 3       56,689
9/30/99                        14.68        0.16            2.01           (0.16)         (0.95)    15.74    14.85 3       61,657
9/30/98                        17.52        0.17           (0.60)          (0.16)         (2.25)    14.68    (2.63) 3      51,151
9/30/97                        15.35        0.23            4.69           (0.23)         (2.52)    17.52    37.01 3       47,131

INVESTOR B CLASS
9/30/01                       $14.97      $(0.03)        $ (1.26)         $   --         $(1.25)   $12.43    (9.36)%4   $  29,178
9/30/00                        15.61       (0.01)           0.77              --          (1.40)    14.97     4.93 4       31,208
9/30/99                        14.59        0.02            1.99           (0.04)         (0.95)    15.61    13.93 4       33,206
9/30/98                        17.44        0.05           (0.61)          (0.04)         (2.25)    14.59    (3.45) 4      29,450
9/30/97                        15.32        0.14            4.64           (0.14)         (2.52)    17.44    36.40 4       19,773

INVESTOR C CLASS
9/30/01                       $14.97      $(0.03)        $ (1.25)         $   --         $(1.25)   $12.44    (9.29)%4    $  9,738
9/30/00                        15.61        0.01            0.75              --          (1.40)    14.97     4.93 4        7,608
9/30/99                        14.59        0.03            1.98           (0.04)         (0.95)    15.61    13.93 4        4,172
9/30/98                        17.44        0.06           (0.62)          (0.04)         (2.25)    14.59    (3.45) 4       3,146
9/30/97                        15.32        0.15            4.63           (0.14)         (2.52)    17.44    35.99 4        1,428

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------

INSTITUTIONAL CLASS
9/30/01                       $23.72      $(0.02)        $(11.82)         $   --         $(2.78)   $ 9.10   (55.58)%   $  557,928
9/30/00                        22.57       (0.06)           4.83              --          (3.62)    23.72    22.90      1,263,796
9/30/99                        18.14          --            6.06              --          (1.63)    22.57    35.46      1,115,368
9/30/98                        18.92        0.03            1.85           (0.02)         (2.64)    18.14    11.76        922,896
9/30/97                        14.96        0.09            4.72           (0.11)         (0.74)    18.92    33.69        482,851

SERVICE CLASS
9/30/01                       $23.52      $(0.05)        $(11.70)         $   --         $(2.78)   $ 8.99   (55.68)%   $  158,367
9/30/00                        22.47       (0.13)           4.80              --          (3.62)    23.52    22.50        288,904
9/30/99                        18.11       (0.07)           6.06              --          (1.63)    22.47    35.10        248,901
9/30/98                        18.93       (0.03)           1.85              --          (2.64)    18.11    11.33        187,738
9/30/97                        14.95        0.04            4.72           (0.04)         (0.74)    18.93    33.38        262,409

INVESTOR A CLASS
9/30/01                       $23.36      $(0.09)        $(11.59)         $   --         $(2.78)   $ 8.90   (55.78)% 3  $  35,609
9/30/00                        22.37       (0.16)           4.77              --          (3.62)    23.36    22.31 3       87,375
9/30/99                        18.06       (0.09)           6.03              --          (1.63)    22.37    34.91 3       61,211
9/30/98                        18.91       (0.05)           1.84              --          (2.64)    18.06    11.16 3       33,340
9/30/97                        14.94        0.01            4.72           (0.02)         (0.74)    18.91    33.18 3       25,575

INVESTOR B CLASS
9/30/01                       $22.34      $(0.19)        $(10.98)         $   --         $(2.78)   $ 8.39   (56.08)% 4  $  25,986
9/30/00                        21.68       (0.28)           4.56              --          (3.62)    22.34    21.37 4       65,977
9/30/99                        17.68       (0.20)           5.83              --          (1.63)    21.68    33.83 4       37,032
9/30/98                        18.69       (0.15)           1.78              --          (2.64)    17.68    10.33 4       14,713
9/30/97                        14.86       (0.07)           4.64              --          (0.74)    18.69    32.18 4        7,919

See accompanying notes to financial statements.

                                 BlackRock Funds

                                                                                     Ratio of net
                                             Ratio of expenses                     investment income
                                 Ratio of       to average        Ratio of net        to average
                                expenses to     net assets      investment income     net assets       Portfolio
                               average net      (excluding       to average net       (excluding       turnover
                                  assets         waivers)            assets            waivers)          rate
----------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------

INSTITUTIONAL CLASS
9/30/01                            0.79%           0.80%             1.00%               0.99%           114%
9/30/00                            0.78            0.78              1.11                1.11            121
9/30/99                            0.78            0.78              1.37                1.37             42
9/30/98                            0.83            0.84              1.45                1.44             33
9/30/97                            0.78            0.85              1.94                1.87             37

SERVICE CLASS
9/30/01                            1.09%           1.10%             0.69%               0.69%           114%
9/30/00                            1.08            1.08              0.82                0.82            121
9/30/99                            1.08            1.08              1.07                1.07             42
9/30/98                            1.13            1.14              1.14                1.13             33
9/30/97                            1.09            1.16              1.62                1.55             37

INVESTOR A CLASS
9/30/01                            1.27%           1.27%             0.53%               0.52%           114%
9/30/00                            1.23            1.23              0.66                0.66            121
9/30/99                            1.19            1.19              0.96                0.96             42
9/30/98                            1.27            1.28              0.99                0.98             33
9/30/97                            1.26            1.33              1.44                1.37             37

INVESTOR B CLASS
9/30/01                            2.01%           2.02%            (0.23)%             (0.24)%          114%
9/30/00                            2.00            2.00             (0.11)              (0.11)           121
9/30/99                            2.00            2.00              0.15                0.15             42
9/30/98                            2.06            2.07              0.20                0.19             33
9/30/97                            2.00            2.07              0.64                0.57             37

INVESTOR C CLASS
9/30/01                            2.01%           2.02%            (0.24)%             (0.25)%          114%
9/30/00                            2.00            2.00             (0.13)              (0.13)           121
9/30/99                            2.00            2.00              0.15                0.15             42
9/30/98                            2.04            2.05              0.22                0.21             33
9/30/97                            2.01            2.08              0.61                0.54             37

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------

INSTITUTIONAL CLASS
9/30/01                            0.82%           0.83%            (0.11)%             (0.12)%          164%
9/30/00                            0.80            0.80             (0.24)              (0.24)           121
9/30/99                            0.81            0.81             (0.01)              (0.01)            60
9/30/98                            0.86            0.86              0.18                0.18             54
9/30/97                            0.79            0.86              0.54                0.47             81

SERVICE CLASS
9/30/01                            1.12%           1.13%            (0.41)%             (0.42)%          164%
9/30/00                            1.10            1.10             (0.54)              (0.54)           121
9/30/99                            1.11            1.11             (0.31)              (0.31)            60
9/30/98                            1.16            1.16             (0.13)              (0.13)            54
9/30/97                            1.10            1.17              0.24                0.17             81

INVESTOR A CLASS
9/30/01                            1.29%           1.30%            (0.59)%             (0.60)%          164%
9/30/00                            1.25            1.25             (0.70)              (0.70)           121
9/30/99                            1.22            1.22             (0.42)              (0.42)            60
9/30/98                            1.33            1.33             (0.30)              (0.30)            54
9/30/97                            1.27            1.34              0.07                0.02             81

INVESTOR B CLASS
9/30/01                            2.04%           2.05%            (1.33)%             (1.34)%          164%
9/30/00                            2.01            2.01             (1.46)              (1.46)           121
9/30/99                            2.03            2.03             (1.23)              (1.23)            60
9/30/98                            2.07            2.07             (1.03)              (1.03)            54
9/30/97                            2.01            2.08             (0.66)              (0.73)            81

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period


                               Net                      Net gain                                            Net
                              asset                    (loss) on  Distributions            Distributions   asset
                              value        Net        investments   from net  Distributions  from net      value
                            beginning  investment   (both realized investment     from       realized     end of         Total
                            of period income (loss) and unrealized)  income      capital       gains      period        return
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/01                       $22.31    $(0.19)        $(10.97)       $   --      $   --       $(2.78)   $ 8.37         (56.11)% 4
9/30/00                        21.68     (0.25)           4.50            --          --        (3.62)    22.31          21.21 4
9/30/99                        17.68     (0.18)           5.81            --          --        (1.63)    21.68          33.83 4
9/30/98                        18.69     (0.15)           1.78            --          --        (2.64)    17.68          10.33 4
1/24/971 through 9/30/97       15.23     (0.03)           3.49            --          --           --     18.69          22.78 4

--------------------
MID-CAP VALUE EQUITY
--------------------

INSTITUTIONAL CLASS
9/30/01                       $12.66    $ 0.08         $ (1.12)       $(0.07)     $   --       $(0.21)   $11.34          (8.29)%
9/30/00                        11.35      0.08            1.56         (0.08)         --        (0.25)    12.66          14.35
9/30/99                        10.63      0.11            0.72         (0.11)         --           --     11.35           7.68
9/30/98                        12.80      0.10           (1.81)        (0.10)         --        (0.36)    10.63         (13.68)
12/27/961 through 9/30/97      10.00      0.10            2.80         (0.10)         --           --     12.80          29.11

SERVICE CLASS
9/30/01                       $12.66    $ 0.03         $ (1.11)       $(0.05)     $   --       $(0.21)   $11.32          (8.60)%
9/30/00                        11.34      0.06            1.54         (0.03)         --        (0.25)    12.66          14.45
9/30/99                        10.62      0.07            0.73         (0.08)         --           --     11.34           7.29
9/30/98                        12.79      0.08           (1.82)        (0.07)         --        (0.36)    10.62         (13.94)
12/27/961 through 9/30/97      10.00      0.07            2.80         (0.08)         --           --     12.79          28.81

INVESTOR A CLASS
9/30/01                       $12.64    $ 0.03         $ (1.12)       $(0.03)     $   --       $(0.21)   $11.31          (8.73)% 3
9/30/00                        11.33      0.02            1.56         (0.02)         --        (0.25)    12.64          14.17 3
9/30/99                        10.61      0.05            0.72         (0.05)         --           --     11.33           7.14 3
9/30/98                        12.77      0.05           (1.81)        (0.04)         --        (0.36)    10.61         (14.06) 3
12/27/961 through 9/30/97      10.00      0.07            2.78         (0.08)         --           --     12.77          28.51 3

INVESTOR B CLASS
9/30/01                       $12.49    $(0.06)        $ (1.11)       $(0.01)     $   --       $(0.21)   $11.10          (9.45)% 4
9/30/00                        11.26     (0.07)           1.55            --          --        (0.25)    12.49          13.35 4
9/30/99                        10.58     (0.04)           0.72            --          --           --     11.26           6.33 4
9/30/98                        12.78     (0.03)          (1.81)           --          --        (0.36)    10.58         (14.66) 4
12/27/961 through 9/30/97      10.00      0.03            2.79         (0.04)         --           --     12.78          28.23 4

INVESTOR C CLASS
9/30/01                       $12.49    $(0.06)        $ (1.11)       $(0.01)     $   --       $(0.21)   $11.10          (9.45)% 4
9/30/00                        11.26     (0.06)           1.54            --          --        (0.25)    12.49          13.35 4
9/30/99                        10.58     (0.03)           0.71            --          --           --     11.26           6.33 4
9/30/98                        12.78     (0.02)          (1.82)           --          --        (0.36)    10.58         (14.66) 4
12/27/961 through 9/30/97      10.00      0.02            2.80         (0.04)         --           --     12.78          28.23 4

---------------------
MID-CAP GROWTH EQUITY
---------------------

INSTITUTIONAL CLASS
9/30/01                       $26.58    $ 0.01         $(11.62)       $   --      $   --       $(7.48)   $ 7.49         (56.71)%
9/30/00                        19.12     (0.08)          14.16            --          --        (6.62)    26.58          91.06
9/30/99                        11.12     (0.07)           8.07            --          --           --     19.12          71.94
9/30/98                        12.20     (0.02)          (0.96)           --       (0.01)       (0.09)    11.12          (8.05)
12/27/961 through 9/30/97      10.00     (0.01)           2.21            --          --           --     12.20          22.00

SERVICE CLASS
9/30/01                       $26.19    $(0.03)        $(11.37)       $   --      $   --       $(7.48)   $ 7.31         (56.78)%
9/30/00                        18.96     (0.19)          14.04            --          --        (6.62)    26.19          91.13
9/30/99                        11.06     (0.13)           8.03            --          --           --     18.96          71.43
9/30/98                        12.17     (0.09)          (0.92)           --       (0.01)       (0.09)    11.06          (8.32)
12/27/961 through 9/30/97      10.00     (0.03)           2.20            --          --           --     12.17          21.70

INVESTOR A CLASS
9/30/01                       $25.92    $(0.04)        $(11.23)       $   --      $   --       $(7.48)   $ 7.17         (56.91)% 3
9/30/00                        18.85     (0.13)          13.82            --          --        (6.62)    25.92          90.62 3
9/30/99                        11.02     (0.11)           7.94            --          --           --     18.85          71.05 3
9/30/98                        12.14     (0.07)          (0.95)           --       (0.01)       (0.09)    11.02          (8.42) 3
12/27/961 through 9/30/97      10.00     (0.03)           2.17            --          --           --     12.14          21.40 3

See accompanying notes to financial statements.

                                 BlackRock Funds

                                                                                                Ratio of net
                                 Net                    Ratio of expenses                     investment income
                               assets       Ratio of       to average        Ratio of net        to average
                               end of      expenses to     net assets      investment income     net assets       Portfolio
                               period     average net      (excluding       to average net       (excluding       turnover
                                (000)        assets         waivers)            assets            waivers)          rate
---------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/01                       $  4,711        2.04%           2.05%            (1.33)%             (1.34)%          164%
9/30/00                         11,799        2.01            2.01             (1.47)              (1.47)           121
9/30/99                          4,181        2.03            2.03             (1.23)              (1.23)            60
9/30/98                          1,037        2.06            2.06             (1.01)              (1.01)            54
1/24/971 through 9/30/97           207        2.02 2          2.09 2           (0.66) 2            (0.73) 2          81

--------------------
MID-CAP VALUE EQUITY
--------------------

INSTITUTIONAL CLASS
9/30/01                      $ 208,432        1.13%           1.13%             0.67%               0.67%           243%
9/30/00                        216,660        1.13            1.13              0.66                0.66            205
9/30/99                        233,891        1.12            1.12              0.88                0.88             88
9/30/98                        205,634        1.14            1.20              0.89                0.83             71
12/27/961 through 9/30/97      106,886        1.15 2          1.19 2            1.33 2              1.29 2           36

SERVICE CLASS
9/30/01                      $  26,046        1.44%           1.44%             0.36%               0.36%           243%
9/30/00                         18,373        1.42            1.42              0.34                0.34            205
9/30/99                         40,852        1.42            1.42              0.58                0.58             88
9/30/98                         28,879        1.44            1.50              0.60                0.54             71
12/27/961 through 9/30/97       22,757        1.44 2          1.48 2            0.98 2              0.94 2           36

INVESTOR A CLASS
9/30/01                      $   4,566        1.61%           1.61%             0.20%               0.20%           243%
9/30/00                          3,805        1.60            1.60              0.19                0.19            205
9/30/99                          4,328        1.59            1.60              0.41                0.41             88
9/30/98                          3,983        1.61            1.67              0.41                0.35             71
12/27/961 through 9/30/97        2,315        1.61 2          1.64 2            0.77 2              0.73 2           36

INVESTOR B CLASS
9/30/01                      $   7,900        2.36%           2.36%            (0.55)%             (0.55)%          243%
9/30/00                          4,871        2.34            2.34             (0.55)              (0.55)           205
9/30/99                          5,147        2.34            2.34             (0.34)              (0.34)            88
9/30/98                          6,375        2.35            2.41             (0.33)              (0.39)            71
12/27/961 through 9/30/97        2,911        2.32 2          2.36 2            0.04 2              0.00 2           36

INVESTOR C CLASS
9/30/01                      $   2,697        2.36%           2.36%            (0.56)%             (0.56)%          243%
9/30/00                            946        2.34            2.34             (0.58)              (0.58)           205
9/30/99                            420        2.34            2.34             (0.34)              (0.34)            88
9/30/98                            259        2.33            2.39             (0.28)              (0.34)            71
12/27/961 through 9/30/97           21        2.33 2          2.37 2            0.13 2              0.09 2           36

---------------------
MID-CAP GROWTH EQUITY
---------------------

INSTITUTIONAL CLASS
9/30/01                      $ 301,779        1.13%           1.13%             0.06%               0.06%           584%
9/30/00                        666,420        1.10            1.10             (0.37)              (0.37)           425
9/30/99                        361,901        1.11            1.12             (0.48)              (0.49)           318
9/30/98                        220,903        1.14            1.20             (0.37)              (0.43)           204
12/27/961 through 9/30/97      107,709        1.13 2          1.17 2           (0.16) 2            (0.20) 2          64

SERVICE CLASS
9/30/01                      $  37,691        1.44%           1.44%            (0.28)%             (0.28)%          584%
9/30/00                         51,912        1.40            1.40             (0.69)              (0.69)           425
9/30/99                         46,639        1.41            1.42             (0.78)              (0.79)           318
9/30/98                         28,601        1.44            1.50             (0.68)              (0.74)           204
12/27/96 1 through 9/30/97      22,984        1.44 2          1.48 2           (0.54) 2            (0.58) 2          64

INVESTOR A CLASS
9/30/01                      $  38,225        1.60%           1.60%            (0.38)%             (0.38)%          584%
9/30/00                         83,152        1.57            1.57             (0.80)              (0.80)           425
9/30/99                         12,795        1.58            1.59             (0.95)              (0.96)           318
9/30/98                          4,090        1.61            1.67             (0.85)              (0.91)           204
12/27/96 1 through 9/30/97       2,650        1.59 2          1.63 2           (0.73) 2            (0.77) 2          64

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period


                              Net                     Net gain                                                             Net
                             asset                   (loss) on    Distributions Distributions              Distributions  asset
                             value       Net         investments     from net   in excess of  Distributions  from net     value
                           beginning  investment   (both realized  investment  net investment     from       realized     end of
                           of period income (loss) and unrealized)   income        income        capital      gains       period
----------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
9/30/01                     $25.12   $(0.12)         $(10.75)       $   --        $   --        $   --       $(7.48)       $ 6.77
9/30/00                      18.52    (0.22)           13.44            --            --            --        (6.62)        25.12
9/30/99                      10.90    (0.18)            7.80            --            --            --           --         18.52
9/30/98                      12.11    (0.14)           (0.97)           --            --         (0.01)       (0.09)        10.90
12/27/961 through 9/30/97    10.00    (0.05)            2.16            --            --            --           --         12.11

INVESTOR C CLASS
9/30/01                     $25.10   $(0.13)         $(10.72)       $   --        $   --        $   --       $(7.48)       $ 6.77
9/30/00                      18.52    (0.21)           13.41            --            --            --        (6.62)        25.10
9/30/99                      10.90    (0.10)            7.72            --            --            --           --         18.52
9/30/98                      12.11    (0.14)           (0.97)           --            --         (0.01)       (0.09)        10.90
12/27/961 through 9/30/97    10.00    (0.07)            2.18            --            --            --           --         12.11

-------------------------
SMALL CAP VALUE EQUITY
-------------------------

INSTITUTIONAL CLASS
9/30/01                     $17.12   $ 0.16          $ (0.11)       $(0.15)       $   --        $   --       $(0.84)       $16.18
9/30/00                      14.73     0.08             2.44         (0.13)           --            --           --         17.12
9/30/99                      14.89     0.12             0.67         (0.13)        (0.15)           --        (0.67)        14.73
9/30/98                      20.20     0.13            (3.19)        (0.13)           --            --        (2.12)        14.89
9/30/97                      15.98     0.17             6.39         (0.17)           --            --        (2.17)        20.20

SERVICE CLASS
9/30/01                     $17.10   $ 0.10          $ (0.08)       $(0.10)       $   --        $   --       $(0.84)       $16.18
9/30/00                      14.71       --             2.47         (0.08)           --            --           --         17.10
9/30/99                      14.88     0.07             0.68         (0.10)        (0.15)           --        (0.67)        14.71
9/30/98                      20.20     0.09            (3.21)        (0.08)           --            --        (2.12)        14.88
9/30/97                      15.98     0.13             6.39         (0.13)           --            --        (2.17)        20.20

INVESTOR A CLASS
9/30/01                     $17.10   $ 0.06          $ (0.07)       $(0.07)       $   --        $   --       $(0.84)       $16.18
9/30/00                      14.71    (0.02)            2.46         (0.05)           --            --           --         17.10
9/30/99                      14.88     0.03             0.69         (0.07)        (0.15)           --        (0.67)        14.71
9/30/98                      20.20     0.06            (3.20)        (0.06)           --            --        (2.12)        14.88
9/30/97                      15.97     0.10             6.40         (0.10)           --            --        (2.17)        20.20

INVESTOR B CLASS
9/30/01                     $16.56   $(0.06)         $ (0.07)       $(0.01)       $   --        $   --       $(0.84)       $15.58
9/30/00                      14.31    (0.23)            2.48            --            --            --           --         16.56
9/30/99                      14.53    (0.06)            0.66            --         (0.15)           --        (0.67)        14.31
9/30/98                      19.86    (0.02)           (3.19)           --            --            --        (2.12)        14.53
9/30/97                      15.80     0.08             6.19         (0.04)           --            --        (2.17)        19.86

INVESTOR C CLASS
9/30/01                     $16.57   $(0.05)         $ (0.08)       $(0.01)       $   --        $   --       $(0.84)       $15.59
9/30/00                      14.31    (0.28)            2.54            --            --            --           --         16.57
9/30/99                      14.53    (0.01)            0.61            --         (0.15)           --        (0.67)        14.31
9/30/98                      19.86    (0.04)           (3.17)           --            --            --        (2.12)        14.53
10/1/961 through 9/30/97     15.76     0.02             6.29         (0.04)           --            --        (2.17)        19.86

------------------------
SMALL CAP GROWTH EQUITY
------------------------

INSTITUTIONAL CLASS
9/30/01                     $35.76   $ 0.09          $(15.38)       $(0.12)       $   --        $(0.10)      $(8.51)       $11.74
9/30/00                      25.38     0.07            14.45            --            --            --        (4.14)        35.76
9/30/99                      17.50    (0.06)            7.94            --            --            --           --         25.38
9/30/98                      23.62       --            (4.98)           --            --         (0.02)       (1.12)        17.50
9/30/97                      21.94     0.02             3.18         (0.03)           --            --        (1.49)        23.62

SERVICE CLASS
9/30/01                     $34.91   $ 0.03          $(14.89)       $(0.08)       $   --        $(0.10)      $(8.51)       $11.36
9/30/00                      24.93    (0.03)           14.15            --            --            --        (4.14)        34.91
9/30/99                      17.24    (0.13)            7.82            --            --            --           --         24.93
9/30/98                      23.43    (0.14)           (4.91)           --            --         (0.02)       (1.12)        17.24
9/30/97                      21.80    (0.03)            3.15            --            --            --        (1.49)        23.43

See accompanying notes to financial statements.

                                 BlackRock Funds

                                                                 Ratio of net
                                           Net                    Ratio of expenses                     investment income
                                         assets       Ratio of       to average        Ratio of net        to average
                                         end of      expenses to     net assets      investment income     net assets      Portfolio
                              Total      period     average net      (excluding       to average net       (excluding      turnover
                              Return      (000)        assets         waivers)            assets            waivers)         rate
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
9/30/01                     (57.24)% 4  $  51,186        2.35%           2.35%            (1.12)%             (1.12)%          584%
9/30/00                      89.38 4      122,726        2.31            2.31             (1.53)              (1.53)           425
9/30/99                      69.91 4       12,698        2.33            2.34             (1.70)              (1.71)           318
9/30/98                      (9.19) 4       4,088        2.35            2.41             (1.60)              (1.66)           204
12/27/961 through 9/30/97    21.10 4        2,691        2.32 2          2.36 2           (1.50) 2            (1.54) 2          64

INVESTOR C CLASS
9/30/01                     (57.19)% 4  $  21,144        2.35%           2.35%            (1.10)%             (1.10)%          584%
9/30/00                      89.23 4       61,542        2.30            2.30             (1.51)              (1.51)           425
9/30/99                      69.91 4        1,770        2.33            2.34             (1.70)              (1.71)           318
9/30/98                      (9.19) 4         230        2.34            2.40             (1.56)              (1.62)           204
12/27/961 through 9/30/97    21.10 4           85        2.35 2          2.39 2           (1.49) 2            (1.53) 2          64

-------------------------
SMALL CAP VALUE EQUITY
-------------------------

INSTITUTIONAL CLASS
9/30/01                       0.47%    $  367,167        0.87%           0.87%             0.87%               0.87%           184%
9/30/00                      17.15        470,830        0.86            0.86              0.79                0.79            168
9/30/99                       5.22        519,388        0.86            0.86              0.88                0.88             48
9/30/98                     (17.03)       527,374        0.87            0.88              0.79                0.78             45
9/30/97                      47.36        309,899        0.87            0.88              1.09                1.08             66

SERVICE CLASS
9/30/01                       0.28%     $  47,095        1.17%           1.17%             0.56%               0.56%           184%
9/30/00                      16.80         50,980        1.16            1.16              0.49                0.49            168
9/30/99                       4.88         66,728        1.16            1.16              0.58                0.58             48
9/30/98                     (17.33)        77,893        1.17            1.18              0.44                0.43             45
9/30/97                      46.95        122,431        1.17            1.18              0.79                0.78             66

INVESTOR A CLASS
9/30/01                       0.09% 3   $  28,195        1.34%           1.34%             0.38%               0.38%           184%
9/30/00                      16.60 3       25,719        1.32            1.32              0.31                0.31            168
9/30/99                       4.71 3       31,843        1.30            1.30              0.44                0.44             48
9/30/98                     (17.43) 3      34,286        1.32            1.33              0.32                0.31             45
9/30/97                      46.85 3       34,031        1.34            1.35              0.63                0.62             66

INVESTOR B CLASS
9/30/01                      (0.66)% 4  $  16,599        2.09%           2.09%            (0.37)%             (0.37)%          184%
9/30/00                      15.72 4       11,831        2.08            2.08             (0.43)              (0.43)           168
9/30/99                       3.93 4       19,000        2.08            2.08             (0.34)              (0.34)            48
9/30/98                     (18.08) 4      20,717        2.08            2.09             (0.43)              (0.44)            45
9/30/97                      45.67 4       11,001        2.07            2.08             (0.15)              (0.16)            66

INVESTOR C CLASS
9/30/01                      (0.65)% 4   $  7,051        2.09%           2.09%            (0.37)%             (0.37)%          184%
9/30/00                      15.79 4        4,666        2.08            2.08             (0.43)              (0.43)           168
9/30/99                       3.93 4        9,162        2.08            2.08             (0.34)              (0.34)            48
9/30/98                     (18.08) 4       5,491        2.08            2.09             (0.42)              (0.43)            45
10/1/961 through 9/30/97     46.04 4        2,109        2.04 2          2.05 2           (0.18) 2            (0.19) 2          66

-------------------------
SMALL CAP GROWTH EQUITY
-------------------------

INSTITUTIONAL CLASS
9/30/01                     (53.73)%   $  843,359        0.82%           0.82%             0.52%               0.52%           363%
9/30/00                      63.03      2,196,700        0.78            0.78              0.20                0.20            218
9/30/99                      44.95      1,426,124        0.82            0.82             (0.25)              (0.25)           176
9/30/98                     (21.93)     1,022,404        0.87            0.87             (0.13)              (0.13)           159
9/30/97                      15.89        495,904        0.87            0.87              0.01                0.01             82

SERVICE CLASS
9/30/01                     (53.76)%   $  141,001        1.11%           1.11%             0.20%               0.20%           363%
9/30/00                      62.51        315,647        1.08            1.08             (0.09)              (0.09)           218
9/30/99                      44.52        170,900        1.12            1.12             (0.55)              (0.55)           176
9/30/98                     (22.40)       141,470        1.17            1.17             (0.46)              (0.46)           159
9/30/97                      15.54        225,089        1.17            1.17             (0.29)              (0.29)            82

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period



                              Net                     Net gain                                                  Net
                             asset                   (loss) on    Distributions                Distributions   asset
                             value       Net         investments     from net   Distributions    from net      value
                           beginning  investment   (both realized  investment       from         realized      end of
                           of period income (loss) and unrealized)   income        capital         gains       period
----------------------------------------------------------------------------------------------------------------------

INVESTOR A CLASS
9/30/01                       $34.47    $(0.01)       $(14.65)       $(0.08)     $(0.10)        $ (8.51)       $11.12
9/30/00                        24.73     (0.06)         13.94            --          --           (4.14)        34.47
9/30/99                        17.12     (0.13)          7.74            --          --              --         24.73
9/30/98                        23.25     (0.11)         (4.88)           --       (0.02)          (1.12)        17.12
9/30/97                        21.69     (0.04)          3.09            --          --           (1.49)        23.25

INVESTOR B CLASS
9/30/01                       $33.05    $(0.12)       $(13.85)       $(0.08)     $(0.10)        $ (8.51)       $10.39
9/30/00                        23.97     (0.26)         13.48            --          --           (4.14)        33.05
9/30/99                        16.73     (0.33)          7.57            --          --              --         23.97
9/30/98                        22.89     (0.22)         (4.80)           --       (0.02)          (1.12)        16.73
9/30/97                        21.53     (0.07)          2.92            --          --           (1.49)        22.89

INVESTOR C CLASS
9/30/01                       $33.05    $(0.12)       $(13.85)       $(0.08)     $(0.10)        $ (8.51)       $10.39
9/30/00                        23.97     (0.22)         13.44            --          --           (4.14)        33.05
9/30/99                        16.73     (0.35)          7.59            --          --              --         23.97
9/30/98                        22.89     (0.26)         (4.76)           --       (0.02)          (1.12)        16.73
9/30/97                        21.53     (0.11)          2.96            --          --           (1.49)        22.89

---------------------------
MICRO-CAP EQUITY PORTFOLIO
---------------------------

INSTITUTIONAL CLASS
9/30/01                       $45.41    $ 0.04        $(17.61)       $   --      $   --         $(10.08)       $17.76
9/30/00                        24.73      0.03          23.95            --          --           (3.30)        45.41
9/30/99                         9.38     (0.06)         15.41            --          --              --         24.73
5/1/981 through 9/30/98        10.00     (0.01)         (0.61)           --          --              --          9.38

SERVICE CLASS
9/30/01                       $45.08    $(0.05)       $(17.44)       $   --      $   --         $(10.08)       $17.51
9/30/00                        24.64     (0.07)         23.81            --          --           (3.30)        45.08
9/30/99                         9.38     (0.07)         15.33            --          --              --         24.64
5/1/981 through 9/30/98        10.00     (0.02)         (0.60)           --          --              --          9.38

INVESTOR A CLASS
9/30/01                       $44.93    $(0.09)       $(17.35)       $   --      $   --         $(10.08)       $17.41
9/30/00                        24.60     (0.17)         23.80            --          --           (3.30)        44.93
9/30/99                         9.38     (0.11)         15.33            --          --              --         24.60
5/1/981 through 9/30/98        10.00     (0.02)         (0.60)           --          --              --          9.38

INVESTOR B CLASS
9/30/01                       $44.15    $(0.28)       $(16.93)       $   --      $   --         $(10.08)       $16.86
9/30/00                        24.38     (0.45)         23.52            --          --           (3.30)        44.15
9/30/99                         9.36     (0.18)         15.20            --          --              --         24.38
5/1/981 through 9/30/98        10.00     (0.04)         (0.60)           --          --              --          9.36

INVESTOR C CLASS
9/30/01                       $44.14    $(0.29)       $(16.92)       $   --      $   --         $(10.08)       $16.85
9/30/00                        24.38     (0.44)         23.50            --          --           (3.30)        44.14
9/30/99                         9.36     (0.16)         15.18            --          --              --         24.38
5/1/981 through 9/30/98        10.00     (0.04)         (0.60)           --          --              --          9.36

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------

INSTITUTIONAL CLASS
9/30/01                       $12.49    $ 0.01        $ (8.09)       $   --      $   --         $    --        $ 4.41
5/15/001 through 9/30/00       10.00     (0.01)          2.50            --          --              --         12.49

SERVICE CLASS
9/30/01                       $12.47    $   --        $ (8.08)       $   --      $   --         $    --        $ 4.39
5/15/001 through 9/30/00       10.00     (0.01)          2.48            --          --              --         12.47

INVESTOR A CLASS
9/30/01                       $12.47    $(0.03)       $ (8.06)       $   --      $   --         $    --        $ 4.38
5/15/00 1 through 9/30/00      10.00     (0.02)          2.49            --          --              --         12.47

See accompanying notes to financial statements.

                                 BlackRock Funds

                                                                                                          Ratio of net
                                          Net                     Ratio of expenses                     investment income
                                        assets        Ratio of       to average        Ratio of net        to average
                                        end of       expenses to     net assets      investment income     net assets      Portfolio
                             Total      period      average net      (excluding       to average net       (excluding       turnover
                            return       (000)         assets         waivers)            assets            waivers)          rate
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/01                     (53.90)% 3  $  85,211        1.29%           1.29%             0.02%               0.02%           363%
9/30/00                      61.96 3      175,112        1.23            1.23             (0.21)              (0.21)           218
9/30/99                      44.37 3       79,478        1.23            1.23             (0.66)              (0.66)           176
9/30/98                     (22.31) 3      48,190        1.32            1.32             (0.61)              (0.61)           159
9/30/97                      15.28 3       57,323        1.34            1.34             (0.46)              (0.46)            82

INVESTOR B CLASS
9/30/01                     (54.22)% 4  $  37,351        2.03%           2.03%            (0.69)%             (0.69)%          363%
9/30/00                      61.07 4       95,922        1.98            1.98             (0.96)              (0.96)           218
9/30/99                      43.28 4       44,109        2.00            2.00             (1.43)              (1.43)           176
9/30/98                     (22.89) 4      38,485        2.07            2.07             (1.36)              (1.36)           159
9/30/97                      14.47 4       40,270        2.07            2.07             (1.23)              (1.23)            82

INVESTOR C CLASS
9/30/01                     (54.21)% 4  $  18,170        2.03%           2.03%            (0.67)%             (0.67)%          363%
9/30/00                      61.07 4       49,276        1.99            1.99             (0.92)              (0.92)           218
9/30/99                      43.28 4       13,541        2.05            2.05             (1.48)              (1.48)           176
9/30/98                     (22.89) 4      11,931        2.09            2.09             (1.38)              (1.38)           159
9/30/97                      14.47 4       14,106        2.07            2.07             (1.25)              (1.25)            82

---------------------------
MICRO-CAP EQUITY PORTFOLIO
---------------------------

INSTITUTIONAL CLASS
9/30/01                     (46.34)%    $  35,869        1.45%           1.47%             0.15%               0.14%           402%
9/30/00                     103.63        106,727        1.44            1.44              0.09                0.09            445
9/30/99                     163.37         28,106        1.43            1.65             (0.72)              (0.94)           346
5/1/981 through 9/30/98      (6.10)         1,302        1.40 2          2.73 2           (0.33) 2            (1.66) 2         119

SERVICE CLASS
9/30/01                     (46.55)%     $  1,059        1.75%           1.77%            (0.19)%             (0.21)%          402%
9/30/00                     102.98          2,824        1.75            1.75             (0.20)              (0.20)           445
9/30/99                     162.41            690        1.73            1.92             (1.00)              (1.19)           346
5/1/981 through 9/30/98      (6.10)            69        1.68 2          3.01 2           (0.61) 2            (1.94) 2         119

INVESTOR A CLASS
9/30/01                     (46.61)% 3  $  51,232        1.93%           1.94%            (0.30)%             (0.32)%          402%
9/30/00                     102.68 3      151,588        1.91            1.91             (0.41)              (0.41)           445
9/30/99                     162.26 3       45,429        1.90            2.23             (1.17)              (1.50)           346
5/1/981 through 9/30/98      (6.20) 3       6,100        1.84 2          3.17 2           (0.70) 2            (2.03) 2         119

INVESTOR B CLASS
9/30/01                     (47.01)% 4  $  79,401        2.67%           2.69%            (1.06)%             (1.08)%          402%
9/30/00                     101.17 4      213,237        2.66            2.66             (1.14)              (1.14)           445
9/30/99                     160.19 4       53,476        2.65            3.01             (1.91)              (2.27)           346
5/1/981 through 9/30/98      (6.30) 4       8,560        2.55 2          3.88 2           (1.44) 2            (2.77) 2         119

INVESTOR C CLASS
9/30/01                     (47.02)% 4  $  42,007        2.67%           2.69%            (1.02)%             (1.04)%          402%
9/30/00                     101.12 4      133,540        2.65            2.65             (1.12)              (1.12)           445
9/30/99                     160.19 4       19,993        2.63            2.93             (1.91)              (2.21)           346
5/1/981 through 9/30/98      (6.30) 4       1,809        2.53 2          3.86 2           (1.45) 2            (2.78) 2         119

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------

INSTITUTIONAL CLASS
9/30/01                     (64.69)%     $  7,189        1.20%           1.45%             0.14%              (0.11)%          748%
5/15/001 through 9/30/00     24.90         21,383        1.20 2          2.19 2           (0.21) 2            (1.20) 2         175

SERVICE CLASS
9/30/01                     (64.80)%         $ 19        1.50%           1.73%             0.00%              (0.24)%          748%
5/15/001 through 9/30/00     24.70             17        1.50 2          2.49 2           (0.51) 2            (1.50) 2         175

INVESTOR A CLASS
9/30/01                     (64.88)% 3  $  14,551        1.67%           1.91%            (0.36)%             (0.60)%          748%
5/15/001 through 9/30/00     24.70 3       41,474        1.67 2          2.66 2           (0.68) 2            (1.67) 2         175



                                 BlackRock Funds

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                Net                       Net gain                                      Net
                               asset                      (loss) on     Distributions Distributions    asset
                               value         Net         investments      from net      from net       value
                             beginning   investment    (both realized    investment     realized      end of
                             of period  income (loss)  and unrealized)     income         gains       period
---------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
9/30/01                       $12.44      $(0.09)         $(8.02)         $   --         $   --       $ 4.33
5/15/00 1 through 9/30/00      10.00       (0.03)           2.47              --             --        12.44

INVESTOR C CLASS
9/30/01                       $12.44      $(0.10)         $(8.01)         $   --         $   --       $ 4.33
5/15/00 1 through 9/30/00      10.00       (0.03)           2.47              --             --        12.44

-----------------
EUROPEAN EQUITY
-----------------

INSTITUTIONAL CLASS
9/30/01                       $ 9.51      $ 0.04          $(2.31)         $(0.01)        $(0.02)      $ 7.21
6/23/001 through 9/30/00       10.00          --           (0.49)             --             --         9.51

SERVICE CLASS
9/30/01                       $ 9.50      $ 0.02          $(2.30)         $   --         $   --       $ 7.22
6/23/001 through 9/30/00       10.00       (0.06)          (0.44)             --             --         9.50

INVESTOR A CLASS
9/30/01                       $ 9.50      $(0.02)         $(2.28)         $   --         $   --       $ 7.20
6/23/001 through 9/30/00       10.00          --           (0.50)             --             --         9.50

INVESTOR B CLASS
9/30/01                       $ 9.48      $(0.07)         $(2.29)         $   --         $   --       $ 7.12
6/23/001 through 9/30/00       10.00       (0.01)          (0.51)             --             --         9.48

INVESTOR C CLASS
9/30/01                       $ 9.48      $(0.07)         $(2.28)         $   --         $   --       $ 7.13
6/23/00 1 through 9/30/00      10.00       (0.02)          (0.50)             --             --         9.48

---------------------
INTERNATIONAL EQUITY
---------------------

INSTITUTIONAL CLASS
9/30/01                       $13.92      $ 0.06          $(3.63)         $   --         $(2.14)      $ 8.21
9/30/00                        15.94        0.07            0.09           (0.05)         (2.13)       13.92
9/30/99                        13.23        0.07            3.57           (0.13)         (0.80)       15.94
9/30/98                        14.65        0.27           (1.29)          (0.20)         (0.20)       13.23
9/30/97                        13.43        0.14            1.77           (0.28)         (0.41)       14.65

SERVICE CLASS
9/30/01                       $13.82      $ 0.03          $(3.59)         $   --         $(2.14)      $ 8.12
9/30/00                        15.84        0.04            0.08           (0.01)         (2.13)       13.82
9/30/99                        13.15       (0.02)           3.59           (0.08)         (0.80)       15.84
9/30/98                        14.58        0.02           (1.09)          (0.16)         (0.20)       13.15
9/30/97                        13.37        0.10            1.76           (0.24)         (0.41)       14.58

INVESTOR A CLASS
9/30/01                       $13.76      $ 0.01          $(3.59)         $   --         $(2.14)      $ 8.04
9/30/00                        15.79          --            0.08              --          (2.11)       13.76
9/30/99                        13.14       (0.05)           3.58           (0.08)         (0.80)       15.79
9/30/98                        14.57        0.10           (1.20)          (0.13)         (0.20)       13.14
9/30/97                        13.36        0.07            1.77           (0.22)         (0.41)       14.57

INVESTOR B CLASS
9/30/01                       $13.45      $(0.08)         $(3.44)         $   --         $(2.14)      $ 7.79
9/30/00                        15.55       (0.10)           0.08              --          (2.08)       13.45
9/30/99                        12.94       (0.10)           3.51              --          (0.80)       15.55
9/30/98                        14.38       (0.01)          (1.16)          (0.07)         (0.20)       12.94
9/30/97                        13.23        0.07            1.66           (0.17)         (0.41)       14.38

INVESTOR C CLASS
9/30/01                       $13.45      $(0.06)         $(3.45)         $   --         $(2.14)      $ 7.80
9/30/00                        15.55       (0.06)           0.04              --          (2.08)       13.45
9/30/99                        12.94       (0.02)           3.43              --          (0.80)       15.55
9/30/98                        14.38          --           (1.17)          (0.07)         (0.20)       12.94
12/5/96 1 through 9/30/97      13.21        0.15            1.19           (0.17)            --        14.38


See accompanying notes to financial statements.

                                BlackRock Funds

                                                                                                           Ratio of net
                                          Net                     Ratio of expenses                     investment income
                                        assets        Ratio of       to average        Ratio of net        to average
                                        end of       expenses to     net assets      investment income     net assets      Portfolio
                             Total      period      average net      (excluding       to average net       (excluding       turnover
                            return       (000)         assets         waivers)            assets            waivers)          rate
                           ---------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/01                    (65.19)% 4  $  22,062        2.42%           2.65%            (1.12)%             (1.35)%          748%
5/15/00 1 through 9/30/00   24.40 4       60,094        2.42 2          3.41 2           (1.43) 2            (2.42) 2         175

INVESTOR C CLASS
9/30/01                    (65.19)% 4   $  5,708        2.42%           2.65%            (1.09)%             (1.32)%          748%
5/15/00 1 through 9/30/00   24.40 4       13,057        2.42 2          3.41 2           (1.43) 2            (2.42) 2         175

-------------------------
EUROPEAN EQUITY
-------------------------

INSTITUTIONAL CLASS
9/30/01                    (24.00)%     $  5,687        1.45%           2.41%             0.19%              (0.77)%          218%
6/23/001 through 9/30/00    (4.90)         4,848        1.45 2          6.12 2            0.08 2             (4.59) 2         177

SERVICE CLASS
9/30/01                    (24.00)%         $ 64        1.60%           2.69%             1.31%               0.22%           218%
6/23/001 through 9/30/00    (5.00)            --        1.75 2          6.42 2           (0.22) 2            (4.89) 2         177

INVESTOR A CLASS
9/30/01                    (24.21)% 3      $ 959        1.92%           2.86%            (0.23)%             (1.17)%          218%
6/23/001 through 9/30/00    (5.00) 3         472        1.92 2          6.59 2           (0.39) 2            (5.06) 2         177

INVESTOR B CLASS
9/30/01                    (24.89)% 4   $  2,060        2.65%           3.56%            (0.97)%             (1.87)%          218%
6/23/001 through 9/30/00    (5.20) 4         381        2.67 2          7.34 2           (1.14) 2            (5.81) 2         177

INVESTOR C CLASS
9/30/01                    (24.79)% 4      $ 750        2.65%           3.56%            (0.94)%             (1.84)%          218%
6/23/00 1 through 9/30/00   (5.20) 4         101        2.67 2          7.34 2           (1.14) 2            (5.81) 2         177

-------------------------
INTERNATIONAL EQUITY
-------------------------

INSTITUTIONAL CLASS
9/30/01                    (29.74)%   $  410,744        1.06%           1.07%             0.46%               0.45%           306%
9/30/00                      0.12      1,109,017        1.06            1.07              0.35                0.34            153
9/30/99                     28.59      1,116,766        1.04            1.04              0.55                0.55             62
9/30/98                     (7.03)     1,012,132        1.06            1.11              1.00                0.95             57
9/30/97                     14.88        433,135        1.06            1.16              0.94                0.84             62

SERVICE CLASS
9/30/01                    (29.91)%    $  78,595        1.36%           1.37%             0.28%               0.26%           306%
9/30/00                     (0.15)       134,447        1.36            1.37              0.06                0.05            153
9/30/99                     28.14        118,323        1.34            1.34              0.21                0.21             62
9/30/98                     (7.34)       143,526        1.36            1.41              0.49                0.44             57
9/30/97                     14.52        199,939        1.36            1.46              0.42                0.32             62

INVESTOR A CLASS
9/30/01                    (30.24)% 3  $  48,813        1.54%           1.55%             0.10%               0.08%           306%
9/30/00                     (0.32) 3      29,881        1.53            1.53             (0.08)              (0.08)           153
9/30/99                     27.82 3       33,106        1.48            1.48              0.23                0.23             62
9/30/98                     (7.56) 3      26,637        1.52            1.57              0.31                0.26             57
9/30/97                     14.36 3       22,335        1.53            1.63              0.50                0.40             62

INVESTOR B CLASS
9/30/01                    (30.53)% 4   $  4,226        2.28%           2.29%            (0.73)%             (0.74)%          306%
9/30/00                     (1.10) 4       8,399        2.28            2.29             (0.85)              (0.86)           153
9/30/99                     26.98 4        7,822        2.26            2.26             (0.66)              (0.66)            62
9/30/98                     (8.19) 4       6,509        2.28            2.33             (0.38)              (0.43)            57
9/30/97                     13.63 4        5,850        2.27            2.37             (0.22)              (0.32)            62

INVESTOR C CLASS
9/30/01                    (30.44)% 4   $  2,105        2.27%           2.28%            (0.62)%             (0.64)%          306%
9/30/00                     (1.10) 4       1,723        2.28            2.28             (0.71)              (0.71)           153
9/30/99                     26.98 4        1,018        2.26            2.26             (0.27)              (0.27)            62
9/30/98                     (8.19) 4         294        2.27            2.32             (0.31)              (0.36)            57
12/5/96 1 through 9/30/97   10.33 4          155        2.28 2          2.38 2           (0.48) 2            (0.58) 2          62

                                 BlackRock Funds

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                 Net                       Net gain                                          Net
                                asset                      (loss) on     Distributions  Distributions       asset
                                value         Net         investments      from net       from net          value
                              beginning   investment    (both realized    investment      realized         end of
                              of period  income (loss)  and unrealized)     income          gains          period
-----------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/01                       $22.54      $ 0.30         $ (7.93)         $   --            $(0.05)       $14.86
9/30/00                        12.90        0.13           10.91              --             (1.40)        22.54
9/30/99                         9.56        0.03            4.44           (0.02)            (1.11)        12.90
9/30/98                         9.94        0.07           (0.40)          (0.05)               --          9.56
9/26/97 1 through 9/30/97      10.00          --           (0.06)             --                --          9.94

SERVICE CLASS
9/30/01                       $22.36      $ 0.29         $ (7.94)         $   --            $(0.05)       $14.66
9/30/00                        12.84        0.08           10.84              --             (1.40)        22.36
9/30/99                         9.56        0.02            4.39           (0.02)            (1.11)        12.84
9/30/98                         9.94        0.02           (0.35)          (0.05)               --          9.56
9/26/971 through 9/30/97       10.00          --           (0.06)             --                --          9.94

INVESTOR A CLASS
9/30/01                       $22.34      $ 0.13         $ (7.77)         $   --            $(0.05)       $14.65
9/30/00                        12.84        0.08           10.82              --             (1.40)        22.34
9/30/99                         9.54       (0.01)           4.42              --             (1.11)        12.84
9/30/98                         9.94        0.02           (0.39)          (0.03)               --          9.54
9/26/97 1 through 9/30/97      10.00          --           (0.06)             --                --          9.94

INVESTOR B CLASS
9/30/01                       $22.06      $ 0.01         $ (7.65)         $   --            $(0.05)       $14.37
9/30/00                        12.78       (0.04)          10.72              --             (1.40)        22.06
9/30/99                         9.48       (0.10)           4.51              --             (1.11)        12.78
9/30/98                         9.94       (0.05)          (0.39)          (0.02)               --          9.48
9/26/97 1 through 9/30/97      10.00          --           (0.06)             --                --          9.94

INVESTOR C CLASS
9/30/01                       $22.06      $ 0.01         $ (7.66)         $   --            $(0.05)       $14.36
9/30/00                        12.78       (0.04)          10.72              --             (1.40)        22.06
9/30/99                         9.48       (0.03)           4.44              --             (1.11)        12.78
9/30/98                         9.94       (0.04)          (0.40)          (0.02)               --          9.48
9/26/97 1 through 9/30/97      10.00          --           (0.06)             --                --          9.94

---------------------------
ASIA PACIFIC EQUITY
---------------------------

INSTITUTIONAL CLASS
9/30/01                       $ 9.24      $ 0.01         $ (2.88)         $(0.01)           $(0.20)       $ 6.16
6/23/00 1 through 9/30/00      10.00        0.02           (0.78)             --                --          9.24

SERVICE CLASS
9/30/01                       $ 9.20      $(0.05)        $ (2.78)         $(0.01)           $(0.20)       $ 6.16
6/23/00 1 through 9/30/00      10.00       (0.02)          (0.78)             --                --          9.20

INVESTOR A CLASS
9/30/01                       $ 9.20      $(0.04)        $ (2.89)         $(0.01)           $(0.20)       $ 6.06
6/23/00 1 through 9/30/00      10.00        0.01           (0.81)             --                --          9.20

INVESTOR B CLASS
9/30/01                       $ 9.22      $(0.06)        $ (2.90)         $(0.01)           $(0.20)       $ 6.05
6/23/00 1 through 9/30/00      10.00          --           (0.78)             --                --          9.22

INVESTOR C CLASS
9/30/01                       $ 9.24      $(0.08)        $ (2.90)         $(0.01)           $(0.20)       $ 6.05
6/23/00 1 through 9/30/00      10.00          --           (0.76)             --                --          9.24


See accompanying notes to financial statements.



                                 BlackRock Funds
                                                                                                             Ratio of net
                                             Net                  Ratio of expenses                     investment income
                                           assets      Ratio of      to average        Ratio of net        to average
                                           end of     expenses to    net assets      investment income     net assets     Portfolio
                                Total      period    average net     (excluding       to average net       (excluding      turnover
                               return       (000)       assets        waivers)            assets            waivers)         rate
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------

INSTITUTIONAL CLASS
9/30/01                       (33.93)%    $  60,531      1.33%          1.40%             1.36%               1.30%          207%
9/30/00                        91.76         85,206      1.33           1.48              0.74                0.59           296
9/30/99                        51.88         23,814      1.33           2.00              0.19               (0.48)          224
9/30/98                        (3.57)        16,233      1.32           2.17              0.65               (0.20)           76
9/26/97 1 through 9/30/97      (0.30)        15,415      1.33 2         1.55 2            1.42 2              1.19 2          --

SERVICE CLASS
9/30/01                       (34.29)%     $    500      1.63%          1.84%             1.50%               1.29%          207%
9/30/00                        91.21            457      1.63           1.69              0.60                0.54           296
9/30/99                        51.14             --      1.63           2.30             (0.11)              (0.78)          224
9/30/98                        (3.62)             5      1.62           2.47              0.28               (0.57)           76
9/26/97 1 through 9/30/97      (0.30)            10      1.63 2         1.86 2            1.42 2              1.19 2          --

INVESTOR A CLASS
9/30/01                       (34.27)% 3   $ 28,781      1.80%          1.89%             0.80%               0.72%          207%
9/30/00                        91.04 3       40,545      1.79           1.85              0.45                0.39           296
9/30/99                        50.71 3        1,092      1.80           2.47             (0.23)              (0.90)          224
9/30/98                        (3.98) 3         849      1.78           2.63              0.20               (0.65)           76
9/26/97 1 through 9/30/97      (0.30) 3         326      1.30 2         1.52 2            1.44 2              1.22 2          --

INVESTOR B CLASS
9/30/01                       (34.71)% 4   $ 27,895      2.55%          2.64%             0.06%              (0.03)%         207%
9/30/00                        89.64 4       56,136      2.52           2.60             (0.27)              (0.33)          296
9/30/99                        49.83 4        2,208      2.55           3.22             (0.99)              (1.66)          224
9/30/98                        (4.73) 4       1,725      2.53           3.38             (0.54)              (1.39)           76
9/26/97 1 through 9/30/97      (0.30) 4         711      1.30 2         1.52 2            1.58 2              1.35 2          --

INVESTOR C CLASS
9/30/01                       (34.71)% 4   $ 21,019      2.55%          2.66%             0.07%              (0.03)%         207%
9/30/00                        89.64 4       43,722      2.52           2.58             (0.27)              (0.32)          296
9/30/99                        49.83 4        1,019      2.55           3.22             (0.99)              (1.66)          224
9/30/98                        (4.73) 4         423      2.53           3.38             (0.54)              (1.39)           76
9/26/97 1 through 9/30/97      (0.30) 4         182      1.30 2         1.52 2            1.44 2              1.22 2          --

------------------------------
ASIA PACIFIC EQUITY
------------------------------

INSTITUTIONAL CLASS
9/30/01                       (31.69)%     $  1,931      1.45%          5.03%             0.11%              (3.46)%         206%
6/23/00 1 through 9/30/00      (7.60)         2,810      1.45 2         9.16 2            0.62 2             (7.09) 2        145

SERVICE CLASS
9/30/01                       (31.38)%     $     --      1.75%          4.59%            (0.94)%             (3.76)%         206%
6/23/00 1 through 9/30/00      (8.00)            --      1.75 2         9.46 2            0.32 2             (7.39) 2        145

INVESTOR A CLASS
9/30/01                       (32.50)% 3   $     29      1.93%          5.70%            (0.39)%             (4.16)%         206%
6/23/00 1 through 9/30/00      (8.00) 3          35      1.92 2         9.63 2            0.15 2             (7.56) 2        145

INVESTOR B CLASS
9/30/01                       (32.75)% 4   $      9      2.65%          6.47%            (0.85)%             (4.67)%         206%
6/23/00 1 through 9/30/00      (7.80) 4          10      2.67 2        10.38 2           (0.60) 2            (8.31) 2        145

INVESTOR C CLASS
9/30/01                       (32.90)% 4   $      2      2.66%          6.32%            (1.08)%             (4.73)%         206%
6/23/00 1 through 9/30/00      (7.60) 4           2      2.67 2        10.38 2           (0.60) 2            (8.31) 2        145

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period

                             Net                    Net gain                                            Net
                            asset                   (loss) on   Distributions            Distributions  asset
                            value       Net         investments   from net  Distributions  from net     value
                          beginning  investment   (both realized investment     from       realized    end of
                          of period income (loss) and unrealized)  income      capital       gains     period
-----------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------

INSTITUTIONAL CLASS
9/30/01                       $ 6.15    $ 0.03     $ (2.08)       $(0.08)       $   --       $   --      $ 4.02
9/30/00                         6.09      0.09        0.03         (0.06)           --           --        6.15
9/30/99                         4.42      0.06        1.66         (0.05)           --           --        6.09
9/30/98                         9.69      0.06       (5.19)           --            --        (0.14)       4.42
9/30/97                         8.76      0.03        0.95         (0.05)           --           --        9.69

SERVICE CLASS
9/30/01                       $ 6.14    $ 0.07     $ (2.20)       $   --        $   --       $   --      $ 4.01
9/30/00                         6.08      0.07        0.03         (0.04)           --           --        6.14
9/30/99                         4.39      0.04        1.65            --            --           --        6.08
9/30/98                         9.63      0.06       (5.16)           --            --        (0.14)       4.39
9/30/97                         8.72      0.01        0.93         (0.03)           --           --        9.63

INVESTOR A CLASS
9/30/01                       $ 6.09    $(0.01)    $ (2.06)       $   --        $   --       $   --      $ 4.02
9/30/00                         6.04      0.06        0.02         (0.03)           --           --        6.09
9/30/99                         4.36      0.03        1.65            --            --           --        6.04
9/30/98                         9.60      0.03       (5.13)           --            --        (0.14)       4.36
9/30/97                         8.71     (0.06)       0.98         (0.03)           --           --        9.60

INVESTOR B CLASS
9/30/01                       $ 5.94    $(0.01)    $ (2.03)       $   --        $   --       $   --      $ 3.90
9/30/00                         5.91      0.01        0.02            --            --           --        5.94
9/30/99                         4.30     (0.01)       1.62            --            --           --        5.91
9/30/98                         9.54     (0.03)      (5.07)           --            --        (0.14)       4.30
9/30/97                         8.69     (0.04)       0.89            --            --           --        9.54

INVESTOR C CLASS
9/30/01                       $ 5.93    $(0.02)    $ (2.02)       $   --        $   --       $   --      $ 3.89
9/30/00                         5.91      0.03       (0.01)           --            --           --        5.93
9/30/99                         4.30     (0.05)       1.66            --            --           --        5.91
9/30/98                         9.54     (0.02)      (5.08)           --            --        (0.14)       4.30
3/21/971 through 9/30/97        9.70     (0.01)      (0.15)           --            --           --        9.54

---------------
SELECT EQUITY
---------------

INSTITUTIONAL CLASS
9/30/01                       $20.77    $ 0.06      $(6.46)       $(0.05)       $(0.02)      $(3.05)     $11.25
9/30/00                        20.77      0.07        1.61         (0.05)           --        (1.63)      20.77
9/30/99                        17.01      0.14        4.36         (0.13)           --        (0.61)      20.77
9/30/98                        17.51      0.16        0.49         (0.15)           --        (1.00)      17.01
9/30/97                        13.57      0.19        5.15         (0.19)           --        (1.21)      17.51

SERVICE CLASS
9/30/01                       $20.73    $ 0.01      $(6.43)       $(0.03)       $(0.02)      $(3.05)     $11.21
9/30/00                        20.76      0.01        1.61         (0.02)           --        (1.63)      20.73
9/30/99                        17.00      0.07        4.37         (0.07)           --        (0.61)      20.76
9/30/98                        17.50      0.12        0.48         (0.10)           --        (1.00)      17.00
9/30/97                        13.56      0.11        5.18         (0.14)           --        (1.21)      17.50

INVESTOR A CLASS
9/30/01                       $20.69    $(0.02)     $(6.42)       $(0.01)       $(0.02)      $(3.05)     $11.17
9/30/00                        20.75     (0.02)       1.60         (0.01)           --        (1.63)      20.69
9/30/99                        17.00      0.05        4.36         (0.05)           --        (0.61)      20.75
9/30/98                        17.50      0.08        0.50         (0.08)           --        (1.00)      17.00
9/30/97                        13.56      0.11        5.16         (0.12)           --        (1.21)      17.50

INVESTOR B CLASS
9/30/01                       $20.21    $(0.13)     $(6.22)       $   --        $(0.02)      $(3.05)     $10.79
9/30/00                        20.44     (0.18)       1.58            --            --        (1.63)      20.21
9/30/99                        16.85     (0.10)       4.30            --            --        (0.61)      20.44
9/30/98                        17.40     (0.03)       0.48            --            --        (1.00)      16.85
9/30/97                        13.54      0.05        5.07         (0.05)           --        (1.21)      17.40

See accompanying notes to financial statements.



                                 BlackRock Funds

                                                                                                          Ratio of net
                                         Net                     Ratio of expenses                     investment income
                                       assets        Ratio of       to average        Ratio of net        to average
                                       end of       expenses to     net assets      investment income     net assets       Portfolio
                            Total      period      average net      (excluding       to average net       (excluding       turnover
                           return       (000)         assets         waivers)            assets            waivers)          rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/01                     (33.54)%    $  32,537        1.74%           1.82%             0.70%               0.62%           225%
9/30/00                       1.82        101,017        1.66            1.66              1.47                1.47            133
9/30/99                      39.10         65,701        1.73            1.73              0.85                0.85            117
9/30/98                     (53.59)        63,649        1.76            1.86              0.95                0.85             37
9/30/97                      11.16        116,107        1.78            1.87              0.37                0.27             33

SERVICE CLASS
9/30/01                     (34.69)%     $  1,313        2.04%           2.07%            (0.22)%             (0.24)%          225%
9/30/00                       1.53         24,796        1.96            1.96              1.19                1.19            133
9/30/99                      38.50         15,531        2.03            2.03              0.61                0.61            117
9/30/98                     (53.62)        26,566        2.06            2.16              0.71                0.61             37
9/30/97                      10.74         66,064        2.08            2.17              0.09               (0.01)            33

INVESTOR A CLASS
9/30/01                     (33.99)% 3   $  3,167        2.21%           2.31%             0.26%               0.17%           225%
9/30/00                       1.27 3        2,466        2.13            2.13              0.97                0.97            133
9/30/99                      38.53 3        2,052        2.20            2.20              0.37                0.37            117
9/30/98                     (53.79) 3       1,835        2.24            2.34              0.46                0.36             37
9/30/97                      10.51 3        4,454        2.25            2.34             (0.08)              (0.18)            33

INVESTOR B CLASS
9/30/01                     (34.34)% 4      $ 538        2.96%           3.05%            (0.31)%             (0.40)%          225%
9/30/00                       0.34 4          964        2.88            2.88              0.22                0.22            133
9/30/99                      37.67 4          807        2.95            2.95             (0.37)              (0.37)           117
9/30/98                     (54.13) 4         733        2.98            3.08             (0.30)              (0.40)            37
9/30/97                       9.78 4        1,836        2.98            3.07             (0.80)              (0.90)            33

INVESTOR C CLASS
9/30/01                     (34.40)% 4      $ 159        2.96%           3.04%            (0.39)%             (0.47)%          225%
9/30/00                       0.17 4          346        2.89            2.89              0.77                0.77            133
9/30/99                      37.67 4           43        2.95            2.95             (0.37)              (0.37)           117
9/30/98                     (54.13) 4          25        2.98            3.08             (0.29)              (0.39)            37
3/21/971 through 9/30/97     (3.08) 4          88        2.58 2          2.67 2           (0.27) 2            (0.37) 2          33

---------------------------
SELECT EQUITY
---------------------------

INSTITUTIONAL CLASS
9/30/01                     (35.29)%   $  755,701        0.81%           0.82%             0.38%               0.37%           114%
9/30/00                       8.14      1,466,964        0.80            0.80              0.33                0.33            103
9/30/99                      26.96      1,443,128        0.80            0.80              0.67                0.67             22
9/30/98                       4.07      1,286,032        0.86            0.86              0.93                0.93             27
9/30/97                      42.50        379,687        0.79            0.86              1.24                1.17             29

SERVICE CLASS
9/30/01                     (35.49)%   $  143,283        1.11%           1.12%             0.07%               0.06%           114%
9/30/00                       7.81        232,287        1.10            1.10              0.03                0.03            103
9/30/99                      26.61        223,215        1.10            1.10              0.37                0.37             22
9/30/98                       3.77        203,754        1.16            1.16              0.63                0.63             27
9/30/97                      42.12        174,418        1.09            1.16              0.93                0.86             29

INVESTOR A CLASS
9/30/01                     (35.65)% 3  $  37,267        1.28%           1.30%            (0.09)%             (0.10)%          114%
9/30/00                       7.64 3       76,438        1.25            1.25             (0.11)              (0.11)           103
9/30/99                      26.44 3       66,646        1.21            1.21              0.26                0.26             22
9/30/98                       3.62 3       35,359        1.32            1.32              0.44                0.44             27
9/30/97                      41.95 3       18,949        1.27            1.34              0.75                0.68             29

INVESTOR B CLASS
9/30/01                     (36.11)% 4  $  40,403        2.03%           2.05%            (0.84)%             (0.85)%          114%
9/30/00                       6.82 4       81,562        2.01            2.01             (0.87)              (0.87)           103
9/30/99                      25.38 4       66,854        2.02            2.02             (0.55)              (0.55)            22
9/30/98                       2.90 4       39,971        2.07            2.07             (0.29)              (0.29)            27
9/30/97                      40.70 4       18,345        2.01            2.08             (0.02)              (0.09)            29

                                 BlackRock Funds

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period

                              Net                     Net gain                                            Net
                             asset                   (loss) on   Distributions           Distributions  asset
                             value        Net        investments   from net  Distributions  from net     value
                           beginning   investment  (both realized investment     from       realized    end of
                           of period income (loss) and unrealized)  income      capital       gains     period
---------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
9/30/01                       $20.20    $(0.15)     $(6.19)       $   --      $(0.02)       $(3.05)    $10.79
9/30/00                        20.44     (0.16)       1.55            --          --         (1.63)     20.20
9/30/99                        16.85     (0.08)       4.28            --          --         (0.61)     20.44
9/30/98                        17.40     (0.02)       0.47            --          --         (1.00)     16.85
9/30/97                        13.54      0.04        5.08         (0.05)         --         (1.21)     17.40

--------------
INDEX EQUITY
--------------

INSTITUTIONAL CLASS
9/30/01                       $27.59    $ 0.26      $(7.63)       $(0.19)     $   --         $   --    $20.03
9/30/00                        24.69      0.27        2.97         (0.18)         --          (0.16)    27.59
9/30/99                        19.65      0.27        5.10         (0.27)         --          (0.06)    24.69
9/30/98                        18.32      0.24        1.39         (0.26)         --          (0.04)    19.65
9/30/97                        13.97      0.04        5.02         (0.03)         --          (0.68)    18.32

SERVICE CLASS
9/30/01                       $27.54    $ 0.16      $(7.61)       $(0.12)     $   --         $   --    $19.97
9/30/00                        24.67      0.16        2.97         (0.10)         --          (0.16)    27.54
9/30/99                        19.64      0.19        5.10         (0.20)         --          (0.06)    24.67
9/30/98                        18.32      0.22        1.34         (0.20)         --          (0.04)    19.64
9/30/97                        13.97      0.23        5.01         (0.21)         --          (0.68)    18.32

INVESTOR A CLASS
9/30/01                       $27.51    $ 0.12      $(7.60)       $(0.08)     $   --         $   --    $19.95
9/30/00                        24.66      0.11        2.96         (0.06)         --          (0.16)    27.51
9/30/99                        19.64      0.17        5.10         (0.19)         --          (0.06)    24.66
9/30/98                        18.32      0.18        1.35         (0.17)         --          (0.04)    19.64
9/30/97                        13.96      0.21        5.02         (0.19)         --          (0.68)    18.32

INVESTOR B CLASS
9/30/01                       $27.15    $(0.06)     $(7.48)       $   --      $   --         $   --    $19.61
9/30/00                        24.44        --        2.84            --          --          (0.13)    27.15
9/30/99                        19.52     (0.02)       5.05         (0.05)         --          (0.06)    24.44
9/30/98                        18.22      0.05        1.34         (0.05)         --          (0.04)    19.52
9/30/97                        13.93      0.13        4.94         (0.10)         --          (0.68)    18.22

INVESTOR C CLASS
9/30/01                       $27.15    $(0.06)     $(7.48)       $   --      $   --         $   --    $19.61
9/30/00                        24.44        --        2.84            --          --          (0.13)    27.15
9/30/99                        19.52        --        5.03         (0.05)         --          (0.06)    24.44
9/30/98                        18.22      0.05        1.34         (0.05)         --          (0.04)    19.52
9/30/97                        13.93      0.13        4.94         (0.10)         --          (0.68)    18.22

---------
BALANCED
---------

INSTITUTIONAL CLASS
9/30/01                       $20.16    $ 0.35      $(4.05)       $(0.37)     $   --         $(2.81)   $13.28
9/30/00                        19.75      0.48        1.10         (0.47)         --          (0.70)    20.16
9/30/99                        18.35      0.49        2.18         (0.48)         --          (0.79)    19.75
9/30/98                        18.22      0.38        1.43         (0.43)         --          (1.25)    18.35
9/30/97                        15.10      0.52        3.62         (0.50)         --          (0.52)    18.22

SERVICE CLASS
9/30/01                       $20.15    $ 0.29      $(4.04)       $(0.33)     $   --         $(2.81)   $13.26
9/30/00                        19.73      0.42        1.11         (0.41)         --          (0.70)    20.15
9/30/99                        18.34      0.42        2.18         (0.42)         --          (0.79)    19.73
9/30/98                        18.21      0.42        1.34         (0.38)         --          (1.25)    18.34
9/30/97                        15.09      0.45        3.64         (0.45)         --          (0.52)    18.21


See accompanying notes to financial statements.

                                                                                                             Ratio of net
                                       Net                 Ratio of expenses Ratio of expenses             investment income
                                     assets      Ratio of      to average      to average    Ratio of net     to average
                                    end of     expenses to   net assets      net assets  investment income  net assets    Portfolio
                          Total     period    average net     (excluding      (excluding   to average net    (excluding    turnover
                         return      (000)       assets    interest expense)   waivers)        assets         waivers)       rate
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/01                (36.07)% 4  $  3,955      2.03%              --%         2.04%          (0.09)%           (0.09)%    114%
9/30/00                  6.77 4      11,108      2.01               --          2.01           (0.87)            (0.87)     103
9/30/99                 25.38 4       6,543      2.02               --          2.02           (0.55)            (0.55)      22
9/30/98                  2.90 4       2,450      2.06               --          2.06           (0.30)            (0.30)      27
9/30/97                 40.70 4         377      2.01               --          2.08           (0.12)            (0.19)      29

--------------
INDEX EQUITY
--------------

INSTITUTIONAL CLASS
9/30/01                (26.78)%   $ 557,845      0.18%++          0.18%++       0.33%++         1.11%             0.96%       8% 9
9/30/00                 13.10       665,743      0.18++             --          0.33++          0.98              0.83        8 8
9/30/99                 27.36       507,841      0.22++             --          0.33++          1.14              1.04        5 7
9/30/98                  8.91       354,215      0.18++             --          0.34++          1.40              1.24        9 6
9/30/97                 39.78       166,786      0.18++             --          0.38++          1.71              1.51        4 5

SERVICE CLASS
9/30/01                (27.10)%   $ 292,389      0.61%++          0.61%++       0.63%++         0.68%             0.66%       8% 9
9/30/00                 12.66       378,997      0.59++             --          0.63++          0.57              0.54        8 8
9/30/99                 26.96       354,283      0.56++             --          0.63++          0.80              0.74        5 7
9/30/98                  8.54       233,696      0.48++             --          0.64++          1.09              0.93        9 6
9/30/97                 39.58       193,319      0.48++             --          0.68++          1.41              1.21        4 5

INVESTOR A CLASS
9/30/01                (27.23)% 3 $  76,363      0.79%++          0.79%++       0.81%++         0.50%             0.48%       8% 9
9/30/00                 12.43 3      93,935      0.78++             --          0.81++          0.38              0.35        8 8
9/30/99                 26.74 3      85,174      0.75++             --          0.81++          0.62              0.56        5 7
9/30/98                  8.37 3      42,891      0.65++             --          0.81++          0.92              0.76        9 6
9/30/97                 39.49 3      33,934      0.65++             --          0.85++          1.23              1.03        4 5

INVESTOR B CLASS
9/30/01                (27.77)% 4 $ 262,027      1.53%++          1.53%++       1.55%++        (0.25)%           (0.26)%      8% 9
9/30/00                 11.61 4     360,792      1.51++             --          1.54++         (0.35)            (0.38)       8 8
9/30/99                 25.78 4     302,071      1.49++             --          1.55++         (0.13)            (0.18)       5 7
9/30/98                  7.63 4     109,019      1.38++             --          1.54++          0.19              0.03        9 6
9/30/97                 38.31 4      38,271      1.38++             --          1.58++          0.45              0.25        4 5

INVESTOR C CLASS
9/30/01                (27.77)% 4 $ 382,356      1.53%++          1.53%++       1.55%++        (0.25)%           (0.26)%      8% 9
9/30/00                 11.614      530,586      1.53++             --          1.56++         (0.37)            (0.40)       8 8
9/30/99                 25.78 4     391,152      1.51++             --          1.55++         (0.15)            (0.19)       5 7
9/30/98                  7.63 4      81,529      1.38++             --          1.54++          0.19              0.03        9 6
9/30/97                 38.31 4      19,668      1.38++             --          1.58++          0.45              0.25        4 5

---------
BALANCED
---------

INSTITUTIONAL CLASS
9/30/01                (20.83)%  $  205,085      0.86%            0.86%         0.88%           2.04%             2.03%     210%
9/30/00                  8.05       385,793      0.85             0.85          0.85            2.30              2.30      176
9/30/99                 14.81       414,057      0.86             0.86          0.86            2.44              2.44      122
9/30/98                 10.82       374,899      0.90             0.90          0.90            2.48              2.48      134
9/30/97                 28.43        31,674      0.84             0.84          0.89            2.98              2.92      173

SERVICE CLASS
9/30/01                (21.15)%   $ 147,535      1.16%            1.16%         1.18%           1.93%             1.91%     210%
9/30/00                  7.78       197,633      1.15             1.15          1.15            2.00              2.00      176
9/30/99                 14.49       219,018      1.16             1.16          1.16            2.14              2.14      122
9/30/98                 10.43       176,557      1.20             1.20          1.20            2.22              2.22      134
9/30/97                 28.07       176,232      1.14             1.14          1.20            2.68              2.62      173

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period


                               Net                        Net gain                                     Net
                              asset                       (loss) on    Distributions  Distributions   asset
                              value          Net         investments     from net       from net      value
                            beginning    investment    (both realized   investment      realized     end of     Total
                            of period      income      and unrealized)    income          gains      period    return
-----------------------------------------------------------------------------------------------------------------------

INVESTOR A CLASS
9/30/01                       $20.13       $ 0.26           $(4.03)        $(0.30)        $(2.81)   $13.25    (21.26)% 3
9/30/00                        19.72         0.38             1.11          (0.38)         (0.70)    20.13      7.59 3
9/30/99                        18.33         0.41             2.18          (0.41)         (0.79)    19.72     14.40 3
9/30/98                        18.22         0.39             1.33          (0.36)         (1.25)    18.33     10.19 3
9/30/97                        15.10         0.39             3.68          (0.43)         (0.52)    18.22     27.93 3

INVESTOR B CLASS
9/30/01                       $19.98       $ 0.15           $(4.00)        $(0.18)        $(2.81)   $13.14    (21.84)% 4
9/30/00                        19.59         0.22             1.09          (0.22)         (0.70)    19.98      6.72 4
9/30/99                        18.22         0.24             2.18          (0.26)         (0.79)    19.59     13.46 4
9/30/98                        18.13         0.25             1.31          (0.22)         (1.25)    18.22      9.40 4
9/30/97                        15.04         0.31             3.61          (0.31)         (0.52)    18.13     26.95 4

INVESTOR C CLASS
9/30/01                       $19.98       $ 0.13           $(3.98)        $(0.18)        $(2.81)   $13.14    (21.84)% 4
9/30/00                        19.59         0.22             1.09          (0.22)         (0.70)    19.98      6.73 4
9/30/99                        18.22         0.23             2.19          (0.26)         (0.79)    19.59     13.46 4
9/30/98                        18.13         0.24             1.32          (0.22)         (1.25)    18.22      9.40 4
12/20/96 1 through 9/30/97     15.62         0.28             2.54          (0.31)            --     18.13     23.95 4

1. Commencement of operations of share class.
2. Annualized.
3. Sales load not reflected in total return.
4. Contingent deferred sales load not reflected in total return.
5. For period 12/1/96 through 11/30/97.
6. For period 12/1/97 through 11/30/98.


See accompanying notes to financial statements.

                                 BlackRock Funds

                                                                                                   Ratio of net
                             Net                Ratio of expenses Ratio of expenses             investment income
                           assets      Ratio of    to average        to average    Ratio of net     to average
                           end of     expenses to  net assets        net assets  investment income  net assets    Portfolio
                           period    average net   (excluding        (excluding   to average net    (excluding    turnover
                            (000)       assets  interest expense)     waivers)        assets         waivers)       rate
---------------------------------------------------------------------------------------------------------------------------

INVESTOR A CLASS
9/30/01                    $108,795      1.34%         1.34%          1.36%            1.75%            1.74%        210%
9/30/00                     149,594      1.30          1.29           1.30             1.86             1.86         176
9/30/99                     132,833      1.25          1.25           1.25             2.05             2.05         122
9/30/98                      96,795      1.30          1.30           1.30             2.13             2.13         134
9/30/97                      87,202      1.24          1.24           1.30             2.58             2.52         173

INVESTOR B CLASS
9/30/01                    $ 67,732      2.08%         2.09%          2.10%            1.01%            1.00%        210%
9/30/00                     102,530      2.07          2.07           2.07             1.09             1.09         176
9/30/99                      96,253      2.07          2.07           2.07             1.23             1.23         122
9/30/98                      46,303      2.11          2.11           2.11             1.30             1.30         134
9/30/97                      23,455      2.05          2.05           2.11             1.78             1.72         173

INVESTOR C CLASS
9/30/01                    $  9,425      2.09%         2.09%          2.11%            0.97%            0.96%        210%
9/30/00                      11,967      2.07          2.06           2.07             1.09             1.09         176
9/30/99                      10,095      2.07          2.07           2.07             1.23             1.23         122
9/30/98                         699      1.92          1.92           1.92             1.46             1.46         134
12/20/961 through 9/30/97        87     2.032         2.032          2.092            1.902            1.842         173

7. For period 12/1/98 through 11/30/99.
8. For period 12/1/99 through 11/30/00.
9. For period 12/1/00 through 9/30/01.
++ Including  expenses  allocated  from the U.S. Large Company Series of The DFA
   Investment Trust Company of 0.06% for the year ended 9/30/01, 0.06% for the year ended 9/30/00, 0.06% for the year ended 9/30/99, 0.06% for the year ended 9/30/98 and 0.07% for the year ended 9/30/97.

                                 BlackRock Funds

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly offered portfolios, 16 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


----------------------------------------------------------------------------------------------------------------------------------
        Portfolio                                                       Share Classes
----------------------------------------------------------------------------------------------------------------------------------
                                  Institutional          Service            Investor A          Investor B         Investor C
----------------------------------------------------------------------------------------------------------------------------------
                               Contractual Actual Contractual  Actual Contractual  Actual Contractual  Actual Contractual  Actual
                                  Fees    Fees (4)  Fees (1)  Fees (4)  Fees (2)  Fees (4)  Fees (3)  Fees (4)  Fees (3)  Fees (4)
----------------------------------------------------------------------------------------------------------------------------------
  Large Cap Value Equity          None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Equity         None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity            None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth Equity           None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Equity          None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Equity         None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Micro-Cap Equity                None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Global Science & Technology     None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  European Equity                 None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  International Equity            None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  International Small Cap Equity  None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Equity             None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  International Emerging Markets  None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Select Equity                   None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Index Equity                    None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
  Balanced                        None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
----------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2001.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company, the financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

                                 BlackRock Funds

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities that are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, Portfolio securities are valued at the mean between the last reported bid and asked prices, or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Funds' Board of Trustees. As of September 30, 2001, there were no securities valued in accordance with such fair value procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward currency contracts held at September 30, 2001.

     SWAP AGREEMENTS -- The Balanced Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                                 BlackRock Funds

     At September 30, 2001, the Balanced Portfolio had the following swap agreements outstanding:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                       INTEREST           INTEREST        NOTIONAL AMOUNT         APPRECIATION
  PORTFOLIO    COUNTER-PARTY    TERMINATION DATE    RECEIVABLE RATE     PAYABLE RATE       (U.S. DOLLARS)        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
  Balanced    Deutsche Bank        05/22/2003            3.53%+             4.88%            $15,000,000           $(426,312)
              Deutsche Bank        05/10/2004            5.54%              N/A++             20,000,000             578,000
              Deutsche Bank        05/22/2006            5.71%              3.53%+            13,000,000             678,228
              Goldman Sachs        08/15/2011            3.57%              5.80%+             6,000,000            (250,554)
              Lehman Brothers      08/02/2011            3.67%+             5.84%              2,000,000             (93,941)
-------------------------------------------------------------------------------------------------------------------------------

     +  Rate shown is the floating rate as of September 30, 2001.
     ++ Rate to be determined based on the 3 month LIBOR on May 1, 2002.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     CHANGE IN ACCOUNTING PRINCIPLE -- In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide") was issued, and is effective for fiscal years beginning after December 15, 2000. The Guide will require the Fund to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the
Portfolio  enters  into  a  reverse  repurchase  agreement,  it  identifies  for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purposes of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolios invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These Portfolios' futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                                 BlackRock Funds

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the year ended September 30, 2001 are summarized as follows:

                                                     Balanced Portfolio
                                              --------------------------------
                                               Number of
                                               Contracts              Premium
                                              --------------------------------
     Balance at 9/30/00 ....................       --                $     --
     Written ...............................      250                  21,875
     Expired ...............................     (250)                (21,875)
                                                 ----                --------
     Balance at 9/30/01 ....................       --                $     --
                                                 ====                ========

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date, without physical delivery of the securities subject to the contract. The Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     FINANCING TRANSACTIONS --- The Balanced Portfolio may enter into financial transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may

                                 BlackRock Funds
be subject to legal proceedings. The market value of securities on loan to brokers, the value of collateral held by the Fund and income earned on securities lending with respect to such loans (including rights to draw on letters of credit) at September 30, 2001, are as follows:

                                                               Market Value of Securities  Value of Collateral     Income Earned
                                                                         onLoan                 Received       on Securities Loaned*
                                                               --------------------------  ------------------  --------------------
            Large Cap Value Equity Portfolio .................          $369,385,545            $382,182,002           $394,979
            Large Cap Growth Equity Portfolio ................           179,681,721             186,183,253            210,202
            Mid-Cap Value Equity Portfolio ...................            48,520,697              50,242,170             97,112
            Mid-Cap Growth Equity Portfolio ..................           127,843,848             132,451,767            291,206
            Small Cap Value Equity Portfolio .................            43,366,464              45,286,449            156,241
            Small Cap Growth Equity Portfolio ................           171,482,624             177,923,216            678,028
            International Small Cap Equity Portfolio .........               648,192                 663,552             16,451
            International Emerging Markets Portfolio .........             1,060,400               1,131,918              8,679
            Select Equity Portfolio ..........................           231,176,253             239,905,616            253,377
            Balanced Portfolio ...............................            70,025,475              72,644,584            111,771

     *Income is included in interest income on the Statements of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund are allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for Index Equity, European Equity and Asia Pacific Equity Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Balanced Portfolio. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the investment advisor for the European Equity and Asia Pacific Equity Portfolios and serves as the sub-adviser for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For their advisory services, BlackRock and BIL (with respect to the European Equity and Asia Pacific Equity Portfolios) are entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

                                 BlackRock Funds

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion and 1.00% of the net assets in excess of $3 billion.

     Global Science & Technology, European Equity and Asia Pacific Equity Portfolios -- .90% of the first $1 billion, .85% of the next $1 billion, .80% of the next $1 billion and .75% of net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity -- 1.00% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of the first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion and 1.10% of net assets in excess of $3 billion.

     For the year ended September 30, 2001, advisory fees and waivers for each portfolio were as follows:

                                                                                Gross                                   Net
                                                                            Advisory Fee            Waiver         Advisory Fee
                                                                            -------------          ---------       ------------
     Large Cap Value Equity Portfolio ....................................    $10,811,733           $104,662        $10,707,071
     Large Cap Growth Equity Portfolio ...................................      6,513,499            157,857          6,355,642
     Mid-Cap Value Equity Portfolio ......................................      2,214,315                 --          2,214,315
     Mid-Cap Growth Equity Portfolio .....................................      5,308,274                 --          5,308,274
     Small Cap Value Equity Portfolio ....................................      3,002,213                 --          3,002,213
     Small Cap Growth Equity Portfolio ...................................      9,653,420                 --          9,653,420
     Micro-Cap Equity Portfolio ..........................................      3,712,137             56,737          3,655,400
     Global Science & Technology Portfolio ...............................        881,719            229,748            651,971
     European Equity Portfolio ...........................................        100,483             98,268              2,215
     International Equity Portfolio ......................................      5,950,850             80,288          5,870,562
     International Small Cap Equity Portfolio ............................      1,966,456            165,226          1,801,230
     Asia Pacific Equity Portfolio .......................................         25,028             25,028                 --
     International Emerging Markets Portfolio ............................        793,758             47,722            746,036
     Select Equity Portfolio .............................................      7,610,086            126,930          7,483,156
     Balanced Portfolio ..................................................      3,869,022             82,328          3,786,694

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. BIL and the Fund have entered into a series of annual expense limitation agreements beginning June 6, 2000, with respect to the European Equity and Asia Pacific Portfolios. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock or BIL to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock or BIL are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock or BIL up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) BlackRock or BIL continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock or BIL on a quarterly basis.

                                 BlackRock Funds

     At September 30, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Large Cap Value Equity Portfolio ..................   .630%        $104,662
     Large Cap Growth Equity Portfolio .................   .650%         157,857
     Mid-Cap Value Equity Portfolio ....................   .995%              --
     Mid-Cap Growth Equity Portfolio ...................   .995%              --
     Small Cap Value Equity Portfolio ..................   .705%              --
     Small Cap Growth Equity Portfolio .................   .690%              --
     Micro-Cap Equity Portfolio ........................  1.305%          56,737
     Global Science & Technology Portfolio .............  1.025%         437,648
     European Equity Portfolio .........................  1.275%         111,508
     International Equity Portfolio ....................   .900%         186,461
     International Small Cap Equity Portfolio ..........  1.155%         466,016
     Asia Pacific Equity Portfolio .....................  1.275%         100,199
     International Emerging Markets Portfolio ..........  1.565%          47,722
     Select Equity Portfolio ...........................   .645%         126,930
     Index Equity Portfolio ............................   .150%              --
     Balanced Portfolio ................................   .690%          82,328

     BlackRock pays BIL and BFM fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million, and
 .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2001, administration fees and waivers for each Portfolio were as follows:

                                                                    Gross                                  Net
                                                               Administration                        Administration
                                                                     Fee               Waiver              Fee
                                                               ---------------      -------------    --------------
     Large Cap Value Equity Portfolio .......................      $4,228,006        $       --          $4,228,006
     Large Cap Growth Equity Portfolio ......................       2,584,965                --           2,584,965
     Mid-Cap Value Equity Portfolio .........................         636,616                --             636,616
     Mid-Cap Growth Equity Portfolio ........................       1,492,907                --           1,492,907
     Small Cap Value Equity Portfolio .......................       1,245,962                --           1,245,962
     Small Cap Growth Equity Portfolio ......................       3,787,327                --           3,787,327
     Micro-Cap Equity Portfolio .............................         775,446                --             775,446
     Global Science & Technology Portfolio ..................         225,328                --             225,328
     European Equity Portfolio ..............................          25,679             4,886              20,793
     International Equity Portfolio .........................       1,764,477                --           1,764,477
     International Small Cap Equity Portfolio ...............         452,285                --             452,285
     Asia Pacific Equity Portfolio ..........................           6,396             6,396                  --
     International Emerging Markets Portfolio ...............         146,051                --             146,051
     Select Equity Portfolio ................................       3,001,819                --           3,001,819
     Index Equity Portfolio .................................       3,872,362         1,226,645           2,645,717
     Balanced Portfolio .....................................       1,577,263                --           1,577,263

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio.

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

                                 BlackRock Funds

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                                         Purchases                 Sales
                                                                                      -----------------       ----------------
     Large Cap Value Equity Portfolio ...............................................  $ 2,325,657,902         $2,713,038,844
     Large Cap Growth Equity Portfolio ..............................................    1,872,500,999          1,825,663,381
     Mid-Cap Value Equity Portfolio .................................................      687,153,553            651,154,217
     Mid-Cap Growth Equity Portfolio ................................................    3,494,260,271          3,374,003,293
     Small Cap Value Equity Portfolio ...............................................    1,325,799,487            969,688,524
     Small Cap Growth Equity Portfolio ..............................................   50,784,567,945          4,784,806,708
     Micro-Cap Equity Portfolio .....................................................      992,022,794          1,026,052,261
     Global Science & Technology Portfolio ..........................................      643,353,538            611,422,503
     European Equity Portfolio ......................................................       31,319,511             24,062,531
     International Equity Portfolio .................................................    1,894,528,791          2,328,381,094
     International Small Cap Equity Portfolio .......................................      311,478,839            301,851,251
     Asia Pacific Equity Portfolio ..................................................        5,347,567              5,163,860
     International Emerging Markets Portfolio .......................................      145,899,036            121,901,636
     Select Equity Portfolio ........................................................    1,545,973,809          1,752,728,772
     Balanced Portfolio .............................................................      883,279,337            941,273,251

     For the year ended September 30, 2001, purchases and sales of government securities were as follows:

                                                                                          Purchases                 Sales
                                                                                      -----------------       ----------------
     Large Cap Value Equity Portfolio ...............................................   $  167,865,071          $  19,984,285
     Large Cap Growth Equity Portfolio ..............................................      341,050,409             94,926,213
     Mid-Cap Value Equity Portfolio .................................................       61,472,368              5,998,918
     Mid-Cap Growth Equity Portfolio ................................................      747,259,672            120,724,403
     Small Cap Value Equity Portfolio ...............................................       63,950,535             14,989,654
     Small Cap Growth Equity Portfolio ..............................................    2,471,306,971            706,253,178
     Micro-Cap Equity Portfolio .....................................................      316,462,842             46,973,103
     Global Science & Technology Portfolio ..........................................      100,916,328             11,994,151
     European Equity Portfolio ......................................................          799,656                249,782
     International Equity Portfolio .................................................      372,747,633             37,984,242
     International Small Cap Equity Portfolio .......................................      274,783,488                     --
     International Emerging Markets Portfolio .......................................        1,998,900              1,998,900
     Select Equity Portfolio ........................................................      266,487,715              7,998,558
     Balanced Portfolio .............................................................      537,787,039            496,001,168

                                 BlackRock Funds

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                               Large Cap Value Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................     20,064,051      $ 288,132,216         21,059,025      $ 303,881,479
     Service Class .......................................      6,810,933         97,611,984         12,053,131        174,709,625
     Investor A Class ....................................      9,782,875        138,501,911          2,462,922         36,281,976
     Investor B Class ....................................        671,619          9,290,654            655,508          9,607,967
     Investor C Class ....................................        680,352          9,599,748            474,642          6,906,585
Shares issued in reinvestment of dividends:
     Institutional Class .................................      7,930,253        110,141,760         10,005,910        150,620,221
     Service Class .......................................      2,130,672         29,564,609          2,338,854         35,126,386
     Investor A Class ....................................        284,010          3,937,372            316,742          4,754,137
     Investor B Class ....................................        135,150          1,853,178            164,563          2,450,522
     Investor C Class ....................................         16,638            228,330              6,753            100,487
Shares redeemed:
     Institutional Class .................................    (41,640,176)      (598,937,232)       (31,819,699)      (467,284,920)
     Service Class .......................................    (11,121,897)      (157,534,721)       (15,848,063)      (230,955,752)
     Investor A Class ....................................     (9,238,849)      (132,160,705)        (2,944,199)       (43,068,786)
     Investor B Class ....................................       (544,215)        (7,568,262)          (862,116)       (12,465,860)
     Investor C Class ....................................       (422,413)        (5,953,406)          (240,362)        (3,479,269)
                                                              -----------      -------------         ----------      -------------
Net decrease .............................................    (14,460,997)     $(213,292,564)        (2,176,389)     $ (32,815,202)
                                                              ===========      =============         ==========      =============

                                                                               Large Cap Growth Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................   21,012,749       $ 287,480,482          5,181,343        $ 125,892,243
     Service Class .......................................   15,009,325         205,676,108          7,389,561          176,700,397
     Investor A Class ....................................   17,068,436         225,676,854         17,574,002          420,527,918
     Investor B Class ....................................      810,005          11,883,342          1,390,352           32,834,353
     Investor C Class ....................................      341,707           4,922,054            653,884           14,960,690
Shares issued in reinvestment of dividends:
     Institutional Class .................................    7,208,616         127,159,986          7,371,175          157,669,427
     Service Class .......................................    2,020,157          35,271,942          1,832,432           38,975,832
     Investor A Class ....................................      538,785           9,331,767            421,781            8,924,882
     Investor B Class ....................................      422,419           6,940,342            265,178            5,401,678
     Investor C Class ....................................       50,570             828,849             11,611              236,510
Shares redeemed:
     Institutional Class .................................  (20,193,705)       (267,118,932)        (8,687,220)        (209,671,718)
     Service Class .......................................  (11,686,822)       (156,743,837)        (8,016,404)        (192,599,343)
     Investor A Class ....................................  (17,345,634)       (227,097,177)       (16,991,535)        (406,886,237)
     Investor B Class ....................................   (1,086,139)        (13,682,752)          (410,879)         (10,162,906)
     Investor C Class ....................................     (358,461)         (4,622,373)          (329,430)          (7,506,989)
                                                            -----------       -------------        -----------        -------------
Net increase .............................................   13,812,008       $ 245,906,655          7,655,851        $ 155,296,737
                                                            ===========       =============        ===========        =============

                                 BlackRock Funds

                                                                                Mid-Cap Value Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................    8,398,367        $105,253,748         5,107,852         $  59,567,308
     Service Class .......................................    2,646,469          32,978,095         2,912,782            33,082,252
     Investor A Class ....................................      240,022           3,004,409           175,528             2,044,578
     Investor B Class ....................................      440,424           5,434,625           127,547             1,478,022
     Investor C Class ....................................      304,988           3,804,823            97,288             1,101,494
Shares issued in reinvestment of dividends:
     Institutional Class .................................      298,557           3,623,192           432,597             5,009,330
     Service Class .......................................       35,051             425,287            85,989               990,785
     Investor A Class ....................................        5,447              65,792             7,499                86,394
     Investor B Class ....................................        5,949              70,910             8,631                98,310
     Investor C Class ....................................        1,468              17,501               416                 4,743
Shares redeemed:
     Institutional Class .................................   (7,421,641)        (93,094,402)       (9,036,661)         (105,214,137)
     Service Class .......................................   (1,831,586)        (22,096,943)       (5,151,263)          (58,857,701)
     Investor A Class ....................................     (142,739)         (1,782,394)         (263,935)           (3,060,530)
     Investor B Class ....................................     (124,630)         (1,518,703)         (203,237)           (2,344,163)
     Investor C Class ....................................     (139,185)         (1,724,267)          (59,315)             (665,918)
                                                             ----------        ------------        ----------         -------------
Net increase (decrease) ..................................    2,716,961        $ 34,461,673        (5,758,282)        $ (66,679,233)
                                                              =========        ============        ==========         =============

                                                                                Mid-Cap Growth Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................   35,086,037       $ 369,414,636          6,419,958        $ 154,262,929
     Service Class .......................................    5,067,995          56,870,206          2,949,038           67,348,469
     Investor A Class ....................................   10,899,166         117,835,663          9,465,029          228,068,714
     Investor B Class ....................................    3,301,645          38,825,762          4,320,815          102,883,707
     Investor C Class ....................................    1,891,067          22,985,301          2,640,801           63,978,385
Shares issued in reinvestment of dividends:
     Institutional Class .................................    9,885,787         137,807,873          5,742,261          100,432,139
     Service Class .......................................    1,113,554          15,177,743            840,743           14,528,044
     Investor A Class ....................................    1,489,625          19,960,798            244,262            4,186,644
     Investor B Class ....................................    2,066,370          26,325,557            255,359            4,267,056
     Investor C Class ....................................      682,854           8,692,724             27,175              454,101
Shares redeemed:
     Institutional Class .................................  (29,762,539)       (316,464,509)        (6,018,471)        (140,690,244)
     Service Class .......................................   (3,004,036)        (31,861,882)        (4,268,278)        (100,024,522)
     Investor A Class ....................................  (10,265,835)       (108,782,258)        (7,180,445)        (173,038,411)
     Investor B Class ....................................   (2,695,101)        (29,602,592)          (375,930)          (8,735,382)
     Investor C Class ....................................   (1,900,590)        (20,698,702)          (311,984)          (7,309,060)
                                                            -----------       -------------         ----------        -------------
Net increase .............................................   23,855,999       $ 306,486,320         14,750,333        $ 310,612,569
                                                            ===========       =============         ==========        =============

                                 BlackRock Funds

                                                                               Small Cap Value Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................    4,786,782       $  82,047,270          6,002,329        $  90,536,104
     Service Class .......................................    2,339,408          41,523,139          1,876,242           27,903,469
     Investor A Class ....................................    2,911,257          51,724,773          5,814,649           86,661,723
     Investor B Class ....................................      436,371           7,252,393            123,120            1,810,706
     Investor C Class ....................................      665,881          11,209,321            193,780            2,810,743
Shares issued in reinvestment of dividends:
     Institutional Class .................................    1,339,745          21,224,498            122,971            1,956,585
     Service Class .......................................      174,806           2,766,358             16,752              265,125
     Investor A Class ....................................       70,093           1,107,702              3,850               61,080
     Investor B Class ....................................       32,973             502,392                 --                   --
     Investor C Class ....................................        5,229              79,677                 --                   --
Shares redeemed:
     Institutional Class .................................  (10,945,240)       (187,823,938)       (13,881,814)        (211,758,888)
     Service Class .......................................   (2,583,656)        (45,375,411)        (3,448,251)         (51,767,737)
     Investor A Class ....................................   (2,743,337)        (48,681,066)        (6,479,454)         (96,435,065)
     Investor B Class ....................................     (117,999)         (1,915,888)          (736,172)         (11,032,506)
     Investor C Class ....................................     (500,281)         (8,477,917)          (552,282)          (7,848,326)
                                                            -----------       -------------        -----------        -------------
Net decrease .............................................   (4,127,968)      $ (72,836,697)       (10,944,280)       $(166,836,987)
                                                             ==========       =============        ===========        =============

                                                                               Small Cap Growth Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................    21,202,514      $ 396,476,097         15,825,088        $ 537,679,305
     Service Class .......................................     4,313,196         76,361,308          4,754,778          164,308,526
     Investor A Class ....................................    20,472,663        344,136,550         19,702,034          626,566,564
     Investor B Class ....................................     1,044,498         18,688,301          1,158,260           41,330,718
     Investor C Class ....................................     1,124,120         20,143,147          1,379,513           51,279,862
Shares issued in reinvestment of dividends:
     Institutional Class .................................    20,215,568        431,637,657          7,880,918          207,425,770
     Service Class .......................................     3,829,667         79,044,333          1,078,402           27,779,631
     Investor A Class ....................................     1,115,747         22,605,024            363,596            9,282,595
     Investor B Class ....................................       828,041         15,774,175            285,588            7,022,605
     Investor C Class ....................................       301,794          5,746,160             49,871            1,226,340
Shares redeemed:
     Institutional Class .................................   (31,023,537)      (554,700,532)       (18,453,305)        (630,826,386)
     Service Class .......................................    (4,767,893)       (78,173,158)        (3,647,821)        (123,258,453)
     Investor A Class ....................................   (19,006,230)      (313,909,212)       (18,199,360)        (572,529,098)
     Investor B Class ....................................    (1,178,838)       (18,745,689)          (381,837)         (12,526,233)
     Investor C Class ....................................    (1,168,405)       (18,995,030)          (503,287)         (16,954,766)
                                                             -----------      -------------         ----------        -------------
Net increase .............................................    17,302,905      $ 426,089,131         11,292,438        $ 317,806,980
                                                             ===========      =============         ==========        =============

                                 BlackRock Funds

                                                                                  Micro-Cap Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class .................................      435,498        $ 10,796,126          1,587,945        $ 60,263,180
     Service Class .......................................        4,738             102,400             54,016           2,097,072
     Investor A Class ....................................      898,522          21,602,364          3,392,986         126,838,511
     Investor B Class ....................................      675,127          17,609,404          3,594,392         126,626,613
     Investor C Class ....................................      571,637          14,662,138          3,270,759         117,963,378
Shares issued in reinvestment of dividends:
     Institutional Class .................................      441,837          11,964,918            100,965           3,059,242
     Service Class .......................................       12,279             328,969              1,084              32,697
     Investor A Class ....................................      881,076          23,489,495            189,502           5,704,020
     Investor B Class ....................................    1,240,337          32,236,368            212,479           6,327,636
     Investor C Class ....................................      561,234          14,580,858             90,264           2,688,049
Shares redeemed:
     Institutional Class .................................   (1,207,745)        (32,068,664)          (475,412)        (19,578,880)
     Service Class .......................................      (19,175)           (580,743)           (20,458)           (764,804)
     Investor A Class ....................................   (2,210,360)        (52,430,420)        (2,055,635)        (83,749,734)
     Investor B Class ....................................   (2,037,050)        (46,406,985)        (1,170,746)        (49,152,149)
     Investor C Class ....................................   (1,665,620)        (39,803,653)        (1,155,679)        (48,497,573)
                                                             ----------        ------------          ---------        ------------
Net increase (decrease) ..................................   (1,417,665)       $(23,917,425)         7,616,462        $249,857,258
                                                             ==========        ============          =========        ============

                                                                             Global Science & Technology Portfolio
                                                             ----------------------------------------------------------------------
                                                                   For the Year Ended                      For the Period
                                                                         9/30/01                      5/15/001 Through 9/30/00
                                                             -------------------------------       --------------------------------
                                                               Shares             Value              Shares              Value
                                                             ----------        -------------       ------------      --------------
Shares sold:
     Institutional Class .................................    1,332,412        $ 12,592,459          1,745,300        $ 19,473,736
     Service Class .......................................        8,942              90,118              1,524              17,337
     Investor A Class ....................................    1,697,511          16,578,038          3,448,637          38,311,551
     Investor B Class ....................................    2,265,740          21,734,135          4,944,989          55,529,303
     Investor C Class ....................................    1,314,203          12,675,467          1,078,551          12,239,431
Shares redeemed:
     Institutional Class .................................   (1,412,744)        (10,985,439)           (33,274)           (389,760)
     Service Class .......................................       (5,980)            (49,872)              (168)             (2,000)
     Investor A Class ....................................   (1,698,625)        (13,071,732)          (123,065)         (1,446,747)
     Investor B Class ....................................   (2,006,176)        (14,963,381)          (113,828)         (1,255,101)
     Investor C Class ....................................   (1,046,967)         (7,825,038)           (28,852)           (336,858)
                                                              ---------        ------------         ----------        ------------
Net increase .............................................      448,316        $ 16,774,755         10,919,814        $122,140,892
                                                              =========        ============         ==========        ============

-------------------------
1 Commencement of operations.

                                 BlackRock Funds

                                                                                   European Equity Portfolio
                                                             ----------------------------------------------------------------------
                                                                   For the Year Ended                      For the Period
                                                                         9/30/01                      6/23/001 Through 9/30/00
                                                             -----------------------------          -------------------------------
                                                              Shares             Value               Shares               Value
                                                             ---------         -----------          ---------         -------------
Shares sold:
     Institutional Class ................................    1,222,854         $10,748,968           993,495           $10,075,267
     Service Class ......................................      129,492           1,094,595                10                   100
     Investor A Class ...................................      189,393           1,599,635            50,838               490,020
     Investor B Class ...................................      314,862           2,881,577            40,200               386,311
     Investor C Class ...................................      102,980             962,591            10,609               106,623
Shares issued in reinvestment of dividends:
     Institutional Class ................................          568               5,227                --                    --
     Service Class ......................................           --                  --                --                    --
     Investor A Class ...................................           --                  --                --                    --
     Investor B Class ...................................           --                  --                --                    --
     Investor C Class ...................................           --                  --                --                    --
Shares redeemed:
     Institutional Class ................................     (945,062)         (8,173,359)         (483,559)           (4,975,822)
     Service Class ......................................     (120,617)         (1,028,105)               --                    --
     Investor A Class ...................................     (105,795)           (816,928)           (1,124)              (10,771)
     Investor B Class ...................................      (65,837)           (548,075)               --                    --
     Investor C Class ...................................       (8,442)            (75,144)               --                    --
                                                              --------         -----------          --------           -----------
Net increase ............................................      714,396         $ 6,650,982           610,469           $ 6,071,728
                                                              ========         ===========          ========           ===========

                                                                                International Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................     49,454,871     $  497,572,273         29,697,322        $ 457,996,747
     Service Class ......................................     19,496,882        195,203,081         11,933,247          184,608,990
     Investor A Class ...................................    119,620,539      1,200,648,887         31,961,360          487,329,573
     Investor B Class ...................................         74,084            782,458            163,742            2,495,886
     Investor C Class ...................................      6,596,633         62,214,971            565,172            8,474,235
Shares issued in reinvestment of dividends:
     Institutional Class ................................     11,188,570        125,311,984          8,845,928          132,243,264
     Service Class ......................................      1,824,691         20,254,071          1,062,330           15,774,697
     Investor A Class ...................................        375,723          4,191,495            220,617            3,258,096
     Investor B Class ...................................         90,287            969,680             57,141              827,968
     Investor C Class ...................................          8,183             87,886                952               13,795
Shares redeemed:
     Institutional Class ................................    (90,313,141)      (983,245,066)       (28,926,417)        (449,928,967)
     Service Class ......................................    (21,366,811)      (215,329,127)       (10,734,549)        (167,249,593)
     Investor A Class ...................................   (116,095,315)    (1,179,928,546)       (32,107,602)        (492,613,067)
     Investor B Class ...................................       (246,060)        (2,479,948)           (99,534)          (1,489,367)
     Investor C Class ...................................     (6,463,027)       (61,162,229)          (503,533)          (7,629,588)
                                                            ------------     --------------        -----------        -------------
Net increase (decrease) .................................    (25,753,891)    $ (334,908,130)        12,136,176        $ 174,112,669
                                                            ============     ==============        ===========        =============

----------------
1 Commencement of operations.

                                 BlackRock Funds

                                                                           International Small Cap Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................       6,092,426      $ 114,066,756          4,455,314       $109,895,920
     Service Class ......................................       1,756,467         32,757,997             74,174          2,059,328
     Investor A Class ...................................      13,559,205        231,973,515          3,284,442         84,337,844
     Investor B Class ...................................         378,978          6,794,908          2,969,892         77,099,187
     Investor C Class ...................................       3,257,516         55,875,100          3,146,456         82,180,938
Shares issued in reinvestment of dividends:
     Institutional Class ................................           5,276            108,375            175,081          2,510,668
     Service Class ......................................              37                757                 74              1,058
     Investor A Class ...................................           2,368             48,173              9,070            129,335
     Investor B Class ...................................           3,329             66,838              8,762            124,151
     Investor C Class ...................................           2,089             41,952              3,274             46,389
Shares redeemed:
     Institutional Class ................................      (5,796,525)      (104,887,948)        (2,703,386)       (65,448,473)
     Service Class ......................................      (1,742,756)       (31,164,509)           (53,871)        (1,594,538)
     Investor A Class ...................................     (13,407,919)      (231,019,968)        (1,567,242)       (37,873,960)
     Investor B Class ...................................        (979,958)       (17,499,137)          (612,137)       (14,380,729)
     Investor C Class ...................................      (3,774,302)       (65,845,278)        (1,251,517)       (29,531,863)
                                                              -----------       ------------         ----------       ------------
Net increase (decrease) .................................        (643,769)      $ (8,682,469)         7,938,386       $209,555,255
                                                              ===========       ============         ==========       ============

                                                                                 Asia Pacific Equity Portfolio
                                                               --------------------------------------------------------------------
                                                                   For the Year Ended                       For the Period
                                                                         9/30/01                       6/23/001 Through 9/30/00
                                                               -----------------------------        -------------------------------
                                                                Shares             Value              Shares             Value
                                                               ---------       -------------        ------------     --------------
Shares sold:
     Institutional Class ................................       142,935         $ 1,187,900            303,910        $  3,039,421
     Service Class ......................................       234,620           1,787,651                 10                 100
     Investor A Class ...................................       224,138           1,608,469              4,840              47,173
     Investor B Class ...................................           909               7,345              1,189              11,600
     Investor C Class ...................................             1                  --                258               2,430
Shares issued in reinvestment of dividends:
     Institutional Class ................................           323               2,741                 --                  --
     Service Class ......................................            --                   2                 --                  --
     Investor A Class ...................................            96                 812                 --                  --
     Investor B Class ...................................            14                 117                 --                  --
     Investor C Class ...................................             6                  54                 --                  --
Shares redeemed:
     Institutional Class ................................      (133,733)           (940,169)                --                  --
     Service Class ......................................      (234,620)         (1,801,902)                --                  --
     Investor A Class ...................................      (223,354)         (1,607,030)              (990)             (9,416)
     Investor B Class ...................................          (534)             (4,968)               (99)               (935)
     Investor C Class ...................................            --                  --                 --                  --
                                                               --------         -----------            -------        ------------
Net increase ............................................        10,801         $   241,022            309,118        $  3,090,373
                                                               ========         ===========            =======        ============

-------------------
1 Commencement of operations.

                                 BlackRock Funds

                                                                           International Emerging Markets Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................      6,116,338       $ 31,009,243          8,368,795       $ 59,320,887
     Service Class ......................................      1,490,900          7,802,258          3,985,445         28,335,232
     Investor A Class ...................................     12,280,204         60,349,097            356,791          2,518,742
     Investor B Class ...................................         60,061            329,169             56,215            399,834
     Investor C Class ...................................         55,551            288,842            581,728          4,029,705
Shares issued in reinvestment of dividends:
     Institutional Class ................................        153,787            779,698             57,287            444,544
     Service Class ......................................             --                 --             12,418             96,366
     Investor A Class ...................................             --                 --              1,324             10,206
     Investor B Class ...................................             --                 --                 --                 --
     Investor C Class ...................................             --                 --                 --                 --
Shares redeemed:
     Institutional Class ................................    (14,606,613)       (77,088,534)        (2,775,999)       (20,354,769)
     Service Class ......................................     (5,204,623)       (27,552,592)        (2,509,874)       (18,425,387)
     Investor A Class ...................................    (11,897,534)       (59,312,351)          (293,046)        (2,080,517)
     Investor B Class ...................................        (84,381)          (433,483)           (30,290)          (215,602)
     Investor C Class ...................................        (73,011)          (363,883)          (530,758)        (3,652,816)
                                                             -----------       ------------          ---------       ------------
Net increase (decrease) .................................    (11,709,321)      $(64,192,536)         7,280,036       $ 50,426,425
                                                             ===========       ============          =========       ============

                                                                                    Select Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................    10,896,169       $ 162,915,751         5,706,765         $ 121,352,265
     Service Class ......................................     6,120,528          89,418,221         5,453,787           115,407,071
     Investor A Class ...................................     1,734,408          25,048,026         2,469,235            53,107,885
     Investor B Class ...................................       408,999           6,089,156         1,279,348            26,830,474
     Investor C Class ...................................       144,082           2,216,876           353,087             7,402,021
Shares issued in reinvestment of dividends:
     Institutional Class ................................    11,533,752         185,620,001         4,952,977           102,218,393
     Service Class ......................................     2,192,936          35,185,321           843,564            17,393,897
     Investor A Class ...................................       554,612           8,888,629           219,108             4,512,603
     Investor B Class ...................................       658,711          10,262,716           223,171             4,519,221
     Investor C Class ...................................        36,221             563,964            11,725               237,322
Shares redeemed:
     Institutional Class ................................   (25,876,993)       (373,097,304)       (9,501,194)         (204,524,372)
     Service Class ......................................    (6,739,070)        (94,123,656)       (5,843,508)         (124,549,703)
     Investor A Class ...................................    (2,648,039)        (37,944,871)       (2,206,082)          (47,138,203)
     Investor B Class ...................................    (1,359,659)        (19,101,034)         (737,428)          (15,430,380)
     Investor C Class ...................................      (363,592)         (5,519,649)         (134,997)           (2,818,974)
                                                            -----------        ------------        ----------         -------------
Net increase (decrease) .................................    (2,706,935)       $ (3,577,853)        3,089,558         $  58,519,520
                                                            ===========        ============        ==========         =============

                                 BlackRock Funds

                                                                                    Index Equity Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................    12,726,461       $ 309,400,335         6,870,419         $ 189,251,725
     Service Class ......................................     3,327,217          80,988,172         3,545,420            96,569,599
     Investor A Class ...................................     1,839,570          43,916,296         1,980,252            53,433,094
     Investor B Class ...................................     2,613,246          62,361,855         3,638,321            97,812,106
     Investor C Class ...................................     4,480,767         107,705,966         8,752,848           236,138,773
Shares issued in reinvestment of dividends:
     Institutional Class ................................       131,600           2,932,365           168,210             4,670,432
     Service Class ......................................        75,236           1,667,978           131,018             3,632,670
     Investor A Class ...................................        10,694             235,759            20,330               562,400
     Investor B Class ...................................            --                 (13)           36,936             1,005,755
     Investor C Class ...................................            --                  --            27,960               761,364
Shares redeemed:
     Institutional Class ................................    (9,140,356)       (218,585,026)       (3,482,008)          (95,049,851)
     Service Class ......................................    (2,523,728)        (59,043,159)       (4,275,711)         (117,259,293)
     Investor A Class ...................................    (1,437,776)        (33,723,683)       (2,040,522)          (54,633,522)
     Investor B Class ...................................    (2,542,190)        (59,310,919)       (2,747,697)          (73,858,657)
     Investor C Class ...................................    (4,528,254)       (104,439,688)       (5,242,731)         (141,096,705)
                                                             ----------       -------------        ----------         -------------
Net increase ............................................     5,032,487       $ 134,106,238         7,383,045         $ 201,939,890
                                                             ==========       =============        ==========         =============

                                                                                      Balanced Portfolio
                                                              --------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/01                               9/30/00
                                                              ------------------------------        ------------------------------
                                                                 Shares             Value              Shares            Value
                                                              -----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ................................       694,209       $  11,308,309           964,343         $ 19,898,779
     Service Class ......................................     1,852,540          30,256,136         1,498,673           30,343,038
     Investor A Class ...................................     4,776,132          73,379,718         2,636,178           53,533,538
     Investor B Class ...................................       946,795          14,997,067         1,495,939           30,371,076
     Investor C Class ...................................       571,444           9,063,347           273,322            5,581,566
Shares issued in reinvestment of dividends:
     Institutional Class ................................     2,925,425          47,777,534           728,950           14,650,338
     Service Class ......................................     1,991,967          32,179,460           595,550           12,051,606
     Investor A Class ...................................     1,029,937          16,635,910           339,566            6,851,621
     Investor B Class ...................................       762,554          12,257,048           209,183            4,179,863
     Investor C Class ...................................        31,716             509,689            18,323              364,466
Shares redeemed:
     Institutional Class ................................    (7,304,798)       (113,483,809)       (3,522,429)         (72,217,255)
     Service Class ......................................    (2,531,661)        (39,508,926)       (3,382,907)         (69,358,183)
     Investor A Class ...................................    (5,026,989)        (75,788,846)       (2,280,266)         (46,617,738)
     Investor B Class ...................................    (1,686,516)        (25,733,279)       (1,488,018)         (30,191,019)
     Investor C Class ...................................      (484,846)         (7,333,383)         (208,116)          (4,239,731)
                                                             ----------       -------------        ----------         ------------
Net decrease ............................................    (1,452,091)      $ (13,484,025)       (2,121,709)        $(44,798,035)
                                                             ==========       =============        ==========         ============

                                 BlackRock Funds

     On September 30, 2001, one shareholder held approximately 13% of the outstanding shares of the Large Cap Value Equity portfolio, three shareholders held approximately 48% of the outstanding shares of the European Equity portfolio, one shareholder held approximately 94% of the outstanding shares of the Asia Pacific Equity Portfolio and one shareholder held approximately 14% of the outstanding shares of the Index Equity Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT SEPTEMBER 30, 2001, NET ASSETS CONSISTED OF:

                                     Large Cap         Large Cap        Mid-Cap         Mid-Cap       Small Cap       Small Cap
                                   Value Equity      Growth Equity   Value Equity    Growth Equity  Value Equity    Growth Equity
                                     Portfolio         Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                   --------------   --------------   -------------   -------------   ------------   --------------
Capital paid in .................  $1,551,132,037   $1,128,521,045    $253,127,906   $854,165,517    $380,388,574   $1,820,217,164
Undistributed net
   investment income ............         114,106               --         236,522             --         301,433               --
Accumulated net realized
   gain (loss) on investment
   transactions and futures
   contracts ....................      30,199,833     (428,202,566)     (3,227,848)  (374,861,312)     54,048,697     (620,962,420)
Net unrealized appreciation
   (depreciation) on
   investment transactions
   and futures contracts ........     115,210,732       82,282,326        (495,611)   (29,279,442)     31,368,460      (74,163,056)
                                   --------------   --------------   -------------   -------------   ------------   --------------
                                   $1,696,656,708   $  782,600,805    $249,640,969   $450,024,763    $466,107,164   $1,125,091,688
                                   ==============   ==============    ============   ============    ============   ==============

                                                                                                    International
                                     Micro-Cap      Global Science     European      International    Small Cap
                                      Equity         & Technology       Equity          Equity         Equity
                                     Portfolio         Portfolio       Portfolio       Portfolio      Portfolio
                                   --------------   --------------   -------------   -------------   ------------
Capital paid in .................   $ 325,427,798     $137,904,856     $12,678,457   $749,263,243    $213,052,284
Undistributed net
   investment loss ..............              --          (85,586)        (16,237)    (1,742,156)             --
Accumulated net realized
   loss on investment
   transactions, futures,
   options and foreign
   exchange contracts ...........    (108,186,505)     (83,867,084)    (1,739,556)   (143,814,351)    (64,552,112)
Net unrealized depreciation
   on investment transactions,
   futures contracts and
   foreign exchange
   contracts ....................      (7,673,546)      (4,423,466)    (1,403,062)    (59,223,512)     (9,774,271)
                                   --------------   --------------   -------------   -------------   ------------
                                    $ 209,567,747     $ 49,528,720    $ 9,519,602    $544,483,224    $138,725,901
                                   ==============   ==============    ============   ============    ============

                                 BlackRock Funds

                                           Asia Pacific      International          Select             Index
                                              Equity       Emerging Markets         Equity             Equity           Balanced
                                             Portfolio         Portfolio           Portfolio          Portfolio         Portfolio
                                             ----------       ------------      --------------     --------------      ------------
Capital paid in ...........................  $3,323,432       $135,247,635      $1,024,599,725     $1,545,883,591      $565,637,189
Undistributed net investment
   income (loss) ..........................      18,329           (469,821)                 --            797,567           386,484
Accumulated net realized loss on
   investment transactions, futures,
   options, swaps contracts and foreign
   exchange contracts .....................    (895,963)       (88,236,619)       (100,753,212)       (37,264,351)      (36,522,427)
Net unrealized appreciation (depreciation)
   on investment transactions, futures,
   options, swaps contracts and foreign
   exchange contracts .....................    (474,357)        (8,827,347)         56,762,866         61,563,152         9,070,898
                                             ----------       ------------      --------------     --------------      ------------
                                             $1,971,441       $ 37,713,848      $  980,609,379     $1,570,979,959      $538,572,144
                                             ==========       ============      ==============     ==============      ============

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:


                                                 Carry Loss            Year of
                                                Carryforward         Expiration
                                                ------------         ----------
Large Cap Growth Equity Portfolio:               $ 5,530,229            2009
Mid-Cap Value Equity Portfolio:                    1,756,958            2009
Mid-Cap Growth Equity Portfolio:                  21,893,482            2009
Micro-Cap Equity Portfolio:                           13,552            2009
Global Science & Technology Portfolio:             5,068,539            2008
                                                   6,881,183            2009
European Equity Portfolio:                           106,346            2009
International Small Cap Equity Portfolio:         31,769,065            2009
International Emerging Markets Portfolio:         24,240,648            2006
                                                     703,087            2007
                                                  33,455,521            2008
                                                   4,238,088            2009
Select Equity Portfolio:                          13,124,269            2009
Balanced Portfolio:                                6,340,184            2009

     At September 30, 2001, deferred post-October capital losses for the Large Cap Growth Equity Portfolio were $412,188,179, for the Mid-Cap Growth Equity Portfolio were $346,276,766, for the Small Cap Growth Equity Portfolio were $606,346,962, for the Micro-Cap Equity Portfolio were $106,016,074, for the Global Science & Technology Portfolio were $70,355,029, for the European Equity Portfolio were $1,539,302, for the International Equity Portfolio were $134,014,654, for the International Small Cap Equity Portfolio were $32,735,844, for the Asia Pacific Equity Portfolio were $810,090, for the International Emerging Markets Portfolio were $24,294,280, for the Select Equity Portfolio were $78,124,445 and for the Balanced Portfolio were $24,770,766. At September 30, 2001, deferred post-October currency losses for the Global Science & Technology Portfolio were $85,586, for the European Equity Portfolio were $16,237, for the International Equity Portfolio were $1,742,156 and for the International Emerging Markets Portfolio were $469,821.

                                 BlackRock Funds

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Micro-Cap Equity and Index Equity Portfolios and the statements of assets and liabilities, including the schedules of investments, of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Global Science & Technology, European Equity, International Equity, International Small Cap Equity, Asia Pacific Equity, International Emerging Markets, Select Equity and Balanced Portfolios (constituting the equity portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Global Science & Technology, European Equity, International Equity, International Small Cap Equity, Asia Pacific Equity, International Emerging Markets, Select Equity, Index Equity and Balanced Portfolios at September 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
November 19, 2001

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES






                       TEN MONTHS ENDED SEPTEMBER 30, 2001
                                   (UNAUDITED)

  TABLE OF CONTENTS                             THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                                           Page
Schedules of Investments .................................................. 113

Statements of Assets and Liabilities ...................................... 121

Statement of Operations ................................................... 123

Statement of Changes in Net Assets ........................................ 124

Financial Highlights ...................................................... 125

Notes to Financial Statements ............................................. 126

Report of Independent Certified Public Accountants ........................ 128










 THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS
  NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
                    ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

  COMMON STOCKS -- (100.0%)
   Abbott Laboratories ..............  425,100   $  22,041,435
   ADC Telecommunications, Inc. .....  214,500         747,533*
   Adobe Systems, Inc. ..............   65,600       1,572,104
   Advanced Micro Devices, Inc. .....   94,400         769,360*
   AES Corp. ........................  146,000       1,871,720*
   Aetna, Inc. ......................   39,100       1,129,599*#
   AFLAC, Inc. ......................  144,300       3,896,100
   Agilent Technologies, Inc. .......  125,400       2,451,570*
   Air Products & Chemicals, Inc. ...   62,600       2,415,108
   Alberto-Culver Co. Class B .......   15,500         602,795
   Albertson's, Inc. ................  111,200       3,545,056
   Alcan, Inc. ......................   87,600       2,628,000
   Alcoa, Inc. ......................  236,900       7,346,269
   Allegheny Energy, Inc. ...........   34,200       1,255,140
   Allegheny Technologies, Inc. .....   22,000         293,260
   Allergan, Inc. ...................   36,100       2,393,430
   Allied Waste Industries, Inc. ....   54,100         689,775*
   Allstate Corp. ...................  198,800       7,425,180
   Alltel Corp. .....................   85,900       4,977,905
   Altera Corp. .....................  106,200       1,741,149*
   Ambac Financial Group, Inc. ......   29,000       1,586,590
   Amerada Hess Corp. ...............   24,500       1,555,750
   Ameren Corp. .....................   37,700       1,447,680
   American Electric Power Co., Inc.    88,400       3,821,532#
   American Express Co. .............  363,200      10,554,592
   American Greetings Corp. Class A .   17,400         230,376#
   American Home Products Corp. .....  360,800      21,016,600
   American International Group, Inc.  719,086      56,088,708
   American Power Conversion Corp. ..   53,500         624,078*
   American Telephone And
      Telegraph Co. .................  947,100      18,279,030
   Amerisource Bergen Corp. .........   28,100       1,993,695*
   Amgen, Inc. ......................  286,300      16,827,283*
   AMR Corp. ........................   42,200         807,708*
   Amsouth Bancorp ..................  101,700       1,837,719
   Anadarko Petroleum Corp. .........   68,800       3,307,904
   Analog Devices, Inc. .............   98,800       3,230,760*
   Andrew Corp. .....................   22,300         406,864*
   Anheuser-Busch Companies, Inc. ...  246,400      10,319,232
   AOL Time Warner, Inc .............1,216,100      40,252,910*
   Aon Corp. ........................   71,900       3,019,800#
   Apache Corp. .....................   34,400       1,479,200
   Apple Computer, Inc. .............   95,800       1,485,379*
   Applera Corp. - Applied
      Biosystems Group ..............   58,000       1,415,200
   Applied Materials, Inc. ..........  223,200       6,342,228*
   Applied Micro Circuits Corp. .....   82,500         577,088*
   Archer-Daniels Midland Co. .......  182,125       2,292,954
   Ashland, Inc. ....................   19,200         740,160
   AT&T Wireless Group ..............  694,423      10,374,680*
   Autodesk, Inc. ...................   14,800         474,488
   Automatic Data Processing, Inc. ..  171,300       8,057,952
   Autozone, Inc. ...................   30,700       1,592,102*
   Avaya, Inc. ......................   77,900         771,210*
   Avery Dennison Corp. .............   30,300       1,433,493
   Avon Products, Inc. ..............   65,100       3,010,875
   B B & T Corp. ....................  120,300       4,384,935
   Baker Hughes, Inc. ...............   92,100       2,666,295
   Ball Corp. .......................    7,600         455,240
   Bank Of New York Co., Inc. .......  201,900       7,066,500
   Bank One Corp. ...................  319,900      10,067,253
   Bankamerica Corp. ................  440,000      25,696,000
   Bard (C.R.), Inc. ................   13,900         714,599
   Barrick Gold Corp. ...............  108,700       1,885,945
   Bausch & Lomb, Inc. ..............   14,700         416,010
   Baxter International, Inc. .......  162,600       8,951,130
   Bear Stearns Companies, Inc. .....   28,800       1,440,288


--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Becton Dickinson & Co. ..........    70,700    $  2,615,900
   Bed, Bath & Beyond, Inc. ........    79,200       2,018,016*
   Bellsouth Corp. .................   514,400      21,373,320
   Bemis Co., Inc. .................    14,500         577,825
   Best Buy Co., Inc. ..............    57,500       2,613,375*
   Big Lots, Inc. ..................    31,100         257,819
   Biogen, Inc. ....................    40,800       2,266,236*
   Biomet, Inc. ....................    73,700       2,156,094
   Black & Decker Corp. ............    22,300         695,760
   Block (H.& R.), Inc. ............    50,200       1,935,712
   BMC Software, Inc. ..............    66,900         849,630*
   Boeing Co. ......................   239,500       8,023,250
   Boise Cascade Corp. .............    15,800         466,100
   Boston Scientific Corp. .........   110,200       2,259,100*
   Bristol Myers Squibb Co. ........   533,400      29,635,704
   Broadcom Corp. ..................    71,400       1,449,063*
   Brown-Forman Corp. Class B ......    18,800       1,187,784
   Brunswick Corp. .................    24,000         395,280
   Burlington Northern Santa Fe Corp.  107,500       2,875,625
   Burlington Resources, Inc. ......    58,100       1,987,601
   Calpine Corp. ...................    82,000       1,870,420*
   Campbell Soup Co. ...............   112,100       3,138,800
   Capital One Financial Corp. .....    57,200       2,632,916
   Cardinal Health, Inc. ...........   122,400       9,051,480
   Carnival Corp. ..................   160,500       3,534,210
   Caterpillar, Inc. ...............    94,200       4,220,160
   Cendant Corp. ...................   233,800       2,992,640*
   Centex Corp. ....................    16,300         549,799
   Century Telephone Enterprises, Inc.  38,700       1,296,450
   Charter One Financial, Inc. .....    59,555       1,680,642
   Chevron Corp. ...................   176,100      14,924,475
   Chiron Corp. ....................    52,100       2,312,459*
   Chubb Corp. .....................    48,100       3,434,821
   Ciena Corp. .....................    89,800         923,593*
   CIGNA Corp. .....................    41,100       3,409,245
   Cincinnati Financial Corp. ......    44,100       1,835,663
   Cinergy Corp. ...................    43,600       1,345,932
   Cintas Corp. ....................    46,400       1,870,152*
   Circuit City Store, Inc. ........    57,100         685,200
   Cisco Systems, Inc. ............. 2,008,900      24,458,358*
   Citigroup, Inc. ................. 1,380,200      55,898,100
   Citizens Communications Co. .....    78,300         736,020*
   Citrix Systems, Inc. ............    50,700       1,003,607*
   Clear Channel Communications, Inc.  161,300       6,411,675*
   Clorox Co. ......................    64,900       2,401,300
   CMS Energy Corp. ................    36,200         724,000#
   Coca-Cola Co. ...................   682,700      31,984,495
   Coca-Cola Enterprises, Inc. .....   122,200       1,874,548
   Colgate-Palmolive Co. ...........   154,000       8,970,500
   Comcast Corp. Class A Special ...   259,400       9,305,975*
   Comerica, Inc. ..................    49,000       2,714,600
   Compaq Computer Corp. ...........   463,600       3,852,516
   Computer Associates
      International, Inc. ..........   158,200       4,072,068
   Computer Sciences Corp. .........    46,300       1,535,771*
   Compuware Corp. .................   101,000         841,835*
   Comverse Technology, Inc. .......    50,900       1,042,178*
   Conagra Foods, Inc ..............   147,400       3,309,130
   Concord Efs, Inc. ...............    66,100       3,238,239*
   Conexant Systems, Inc. ..........    67,800         562,401*
   Conoco, Inc. ....................   171,500       4,345,810#
   Conseco, Inc. ...................    92,700         673,002*
   Consolidated Edison, Inc. .......    58,200       2,369,904
   Constellation Energy Group, Inc.     44,900       1,086,580
   Convergys Corp. .................    46,900       1,301,475*
   Cooper Industries, Inc. .........    25,700       1,065,779
   Cooper Tire & Rubber Co. ........    19,900         283,376


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Coors (Adolph) Co. Class B ......    10,200       $ 459,000
   Corning, Inc. ...................   255,300       2,251,746
   Costco Wholesale Corp. ..........   123,500       4,393,513*
   Countrywide Credit Industries, Inc.  32,500       1,427,725
   Crane Co. .......................    16,400         359,488
   CSX Corp. .......................    58,600       1,845,900
   Cummins, Inc. ...................    11,300         372,900
   CVS Corp. .......................   108,000       3,585,600
   Dana Corp. ......................    40,600         633,360
   Danaher Corp. ...................    39,100       1,844,738#
   Darden Restaurants, Inc. ........    32,400         850,500
   Deere & Co. .....................    64,400       2,422,084
   Dell Computer Corp. .............   713,900      13,232,137*
   Delphi Automotive Systems Corp. .   153,700       1,805,975
   Delta Air Lines, Inc. ...........    33,800         890,630
   Deluxe Corp. ....................    19,400         670,076
   Devon Energy Corp. ..............    35,500       1,221,200
   Dillards, Inc. ..................    23,300         306,861
   Disney Walt Co. .................   573,700      10,682,294
   Dollar General Corp. ............    90,700       1,061,190
   Dominion Resources, Inc. ........    67,900       4,029,865
   Donnelley (R.R) & Sons Co. ......    32,200         871,010
   Dover Corp. .....................    55,800       1,680,138#
   Dow Chemical Co. ................   246,400       8,072,064
   Dow Jones & Co., Inc. ...........    23,700       1,076,691
   DTE Energy Co. ..................    45,200       1,945,860
   Duke Energy Corp. ...............   211,900       8,020,415
   Dupont (E.I.) Nemours & Co., Inc.   286,200      10,738,224
   Dynegy, Inc. ....................    89,500       3,101,175
   Eastman Chemical Co. ............    21,100         765,930
   Eastman Kodak Co. ...............    79,600       2,589,388#
   Eaton Corp. .....................    18,900       1,119,069
   Ecolab, Inc. ....................    35,000       1,271,550
   Edison International ............    89,400       1,176,504
   El Paso Corp. ...................   139,800       5,808,690
   Electronic Data Systems Corp. ...   128,400       7,393,272
   EMC Corp. MA ....................   605,700       7,116,975*
   Emerson Electric Co. ............   117,600       5,534,256
   Engelhard Corp. .................    35,900         829,290
   Enron Corp. .....................   204,800       5,576,704
   Entergy Corp. ...................    60,600       2,154,936
   EOG Resources, Inc. .............    31,800         919,974#
   Equifax, Inc. ...................    39,300         860,670
   Excel Energy, Inc. ..............    94,200       2,651,730
   Excel Ltd.                           34,500       2,725,500*
   Exelon Corp. ....................    88,000       3,924,800
   Exxon Mobil Corp. ............... 1,893,900      74,619,660
   FMC Corp. .......................     8,500         416,415*
   Family Dollar Stores ............    47,100       1,296,192#
   Fannie Mae ......................   274,600      21,984,476
   Federated Department Stores, Inc.    54,300       1,531,260*
   FedEx Corp. .....................    84,300       3,098,025*
   Fifth Third Bancorp .............   158,000       9,713,840
   First Data Corp. ................   107,500       6,262,950
   First Energy Corp. ..............    61,500       2,210,925
   Fiserv, Inc. ....................    51,150       1,750,609*
   Fleetboston Financial Corp. .....   297,300      10,925,775
   Fluor Corp. .....................    21,800         839,300
   Ford Motor Co. ..................   502,200       8,713,170
   Forest Labs, Inc. ...............    48,400       3,491,576*
   Fortune Brands ..................    42,000       1,407,000
   FPL Group, Inc. .................    48,300       2,586,465
   Franklin Resources, Inc. ........    72,600       2,517,042#
   Freddie Mac .....................   190,100      12,356,500
   Freeport Mcmoran Copper & Gold, Inc.
     Class B .......................    39,500         434,105*


--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Gannett Co., Inc. ...............    72,600    $  4,363,986
   Gap, Inc. .......................   235,900       2,819,005
   Gateway 2000, Inc. ..............    88,700         483,415*
   General Dynamics Corp. ..........    55,200       4,875,264
   General Electric Co. ............ 2,726,500     101,425,800
   General Mills, Inc. .............    78,100       3,553,550
   General Motors Corp. ............   150,600       6,460,740
   Genuine Parts Co. ...............    47,200       1,503,792
   Georgia Pacific Group ...........    62,000       1,784,980#
   Gillette Co. ....................   289,400       8,624,120
   Global Crossing Ltd. ............   243,300         437,940*
   Golden West Financial Corp. .....    43,600       2,533,160#
   Goodrich Corp. ..................    28,400         553,232
   Goodyear Tire & Rubber Co. ......    43,600         803,548
   GPU, Inc. .......................    32,800       1,323,808#
   Grainger (W.W.), Inc. ...........    26,100       1,013,985
   Great Lakes Chemical Corp. ......    13,800         304,980
   Guidant Corp. ...................    84,300       3,245,550*
   Halliburton Co. .................   117,800       2,656,390
   Hancock John F ..................    84,600       3,379,770*
   Harley-Davidson, Inc. ...........    83,000       3,361,500
   Harrahs Entertainment, Inc. .....    32,200         869,722*
   Hartford Financial Services
      Group, Inc ...................    65,100       3,823,974
   Hasbro, Inc. ....................    47,300         662,200
   HCA, Inc. .......................   147,500       6,535,725
   Healthsouth Rehabilitation Corp.    107,000       1,739,820*
   Heinz (H.J.) Co. ................    95,700       4,033,755
   Hercules, Inc. ..................    29,600         244,200*
   Hershey Foods Corp. .............    37,500       2,451,375
   Hewlett Packard Co. .............   533,300       8,586,130
   Hilton Hotels Corp. .............   101,200         794,420
   Home Depot, Inc. ................   640,500      24,575,985
   Homestake Mining Co. ............    72,300         672,390
   Honeywell International, Inc. ...   222,100       5,863,440
   Household International, Inc. ...   127,300       7,177,174
   Humana, Inc. ....................    46,700         563,202*
   Huntington Bancshares, Inc. .....    68,900       1,194,382
   Illinois Tool Works, Inc. .......    83,400       4,512,774
   Immunex Corp. ...................   146,600       2,737,755*
   IMS Health, Inc. ................    80,900       2,026,545
   Inco, Ltd. ......................    49,900         619,259*
   Ingersoll Rand Co. ..............    46,200       1,561,560
   Intel Corp. ..................... 1,845,900      37,720,967
   International ...................    20,300         862,750*
   International Business Machines
      Corp. ........................   476,900      44,017,870
   International Flavors &
      Fragrances, Inc. .............    26,300         728,247
   International Paper Co. .........   132,600       4,614,480#
   Interpublic Group of Cos.,Inc. ..   103,000       2,101,200
   Intuit, Inc. ....................    57,300       2,051,054*
   ITT Industries, Inc. ............    24,100       1,079,680
   Jabil Circuit, Inc. .............    52,500         939,750*
   J.C. Penney Company, Inc. .......    72,200       1,581,180
   JDS Uniphase Corp. ..............   361,300       2,285,223*
   Jefferson-Pilot Corp. ...........    41,800       1,859,264
   Johnson & Johnson ...............   831,200      46,048,480
   Johnson Controls, Inc. ..........    23,800       1,552,712
   J.P. Morgan Chase & Co. .........   544,900      18,608,335
   Kmart Corp. .....................   134,500         940,155*
   Kaufman & Broad Home Corp. ......    12,200         346,602
   Kellogg Co. .....................   111,400       3,342,000
   Kerr-Mcgee Corp. ................    27,400       1,422,334
   Keycorp .........................   116,500       2,812,310
   Keyspan Corp. ...................    37,700       1,253,148
   Kimberly-Clark Corp. ............   146,100       9,058,200
   Kinder Morgan, Inc. .............    31,400       1,545,194
   King Pharmaceuticals, Inc. ......    62,766       2,633,034*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   KLA-Tencor Corp. ................    50,900    $  1,607,677*#
   Knight-Ridder, Inc. .............    20,100       1,122,585
   Kohl's Corp. ....................    91,400       4,387,200*
   Kroger Co. ......................   222,500       5,482,400*
   Leggett And Platt, Inc. .........    53,900       1,051,050
   Lehman Brothers Holdings, Inc. ..    67,700       3,848,745
   Lexmark International Group, Inc.    35,200       1,573,792*
   Lilly (Eli) & Co. ...............   308,500      24,895,950
   Limited, Inc. ...................   117,000       1,111,500
   Lincoln National Corp. ..........    51,600       2,406,108
   Linear Technology Corp. .........    87,200       2,859,724
   Liz Claiborne, Inc. .............    14,400         542,880
   Lockheed Martin Corp. ...........   119,200       5,215,000
   Loews Corp. .....................    54,100       2,503,748
   Louisiana-Pacific Corp. .........    28,600         185,900
   Lowe's Companies, Inc. ..........   211,100       6,681,315
   LSI Logic Corp. .................    99,200       1,165,600*
   Lucent Technologies, Inc. .......   934,800       5,356,404#
   Manor Care, Inc. ................    28,200         792,420*
   Marriott International, Inc. Class A 66,900       2,234,460
   Marsh & Mclennan Companies, Inc.     75,600       7,310,520
   Masco Corp. .....................   126,200       2,579,528
   Mattel, Inc. ....................   118,300       1,852,578*
   Maxim Integrated Products, Inc. .    90,100       3,143,139*
   May Department Stores Co. .......    82,000       2,379,640
   Maytag Corp. ....................    20,900         514,976
   MBIA, Inc. ......................    40,700       2,035,000
   MBNA Corp. ......................   233,800       7,081,802
   McDermott International, Inc. ...    16,800         138,600*
   McDonald's Corp. ................   355,000       9,634,700
   McGraw-Hill Cos., Inc. ..........    53,600       3,119,520
   McKesson Corp. ..................    78,200       2,955,178
   Mead Corp. ......................    27,200         752,896
   Medimmune, Inc. .................    58,400       2,081,084*
   Medtronic, Inc. .................   331,700      14,428,950
   Mellon Financial Corp. ..........   131,000       4,235,230
   Merck & Co., Inc. ...............   629,400      41,918,040
   Mercury Interactive Corp. .......    22,700         432,095*
   Meredith Corp. ..................    13,600         436,968
   Merrill Lynch & Co., Inc. .......   230,400       9,354,240
   MetLife, Inc. ...................   205,800       6,112,260*#
   MGIC Investment Corp. ...........    29,400       1,920,996
   Micron Technology, Inc. .........   163,600       3,080,588*
   Microsoft Corp. ................. 1,477,300      75,600,828*
   Millipore Corp. .................    12,900         682,926
   Minnesota Mining &
      Manufacturing Co. ............   108,700      10,696,080
   Mirant Corp. ....................    93,200       2,041,080*
   Molex, Inc. .....................    53,600       1,507,232
   Moody's Corp. ...................    43,200       1,598,400
   Morgan Stanley Dean Witter & Co.    305,400      14,155,290
   Motorola, Inc. ..................   602,800       9,403,680
   Nabors Industries, Inc. .........    40,300         845,091*
   National City Corp. .............   164,900       4,938,755
   National Semiconductor Corp. ....    47,600       1,049,580*#
   National Services Industries, Inc.   11,300         233,345
   Navistar International Corp. ....    16,300         460,475*
   NCR Corp. .......................    26,500         785,725*
   Network Appliance Corp. .........    89,400         610,155*
   New York Times Class A ..........    43,700       1,705,611
   Newell Rubbermaid, Inc. .........    73,200       1,662,372
   Newmont Mining Corp. ............    53,700       1,267,320
   Nextel Communications Corp.
      Class A ......................   210,000       1,808,100*
   Niagra Mohawk Holdings, Inc. ....    44,000         746,680*
   NICOR, Inc. .....................    12,500         484,375
   Nike, Inc. Class B ..............    74,400       3,482,664
   Nisource, Inc. ..................    56,700       1,321,677


--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Noble Drilling Corp. ............    36,800      $  883,200*
   Nordstrom, Inc. .................    36,700         530,315
   Norfolk Southern Corp. ..........   105,600       1,702,272
   Nortel Network Corp. ............   874,600       4,906,506#
   Northern Trust Corp. ............    61,100       3,210,500
   Northrop Gruman Corp. ...........    23,400       2,363,400
   Novell, Inc. ....................    98,800         362,596*
   Novellus System, Inc. ...........    39,100       1,116,892*
   Nucor Corp. .....................    21,300         845,610
   Occidental Petroleum Corp. ......   101,700       2,475,378
   Office Depot, Inc. ..............    81,700       1,111,120*
   Omnicom Group, Inc. .............    50,800       3,296,920
   Oracle Systems Corp. ............ 1,540,800      19,390,968*
   Paccar, Inc. ....................    21,000       1,029,840
   Pacific Gas & Electric Co. ......   106,300       1,615,760
   Pactiv Corp. ....................    43,600         631,764*
   Pall Corp. ......................    33,700         655,465
   Palm, Inc. ......................   155,700         228,101*
   Parametric Technology Corp. .....    72,500         375,913*
   Parker Hannifina Corp. ..........    32,100       1,101,030
   Paychex, Inc. ...................   102,500       3,230,288
   Peoples Energy Corp. ............     9,700         385,672
   Peoplesoft, Inc. ................    80,700       1,453,811*
   Pepsi Bottling Co. ..............    39,500       1,819,765
   Pepsico, Inc. ...................   485,250      23,534,625
   Perkinelmer, Inc. ...............    27,700         726,848
   Pfizer, Inc. .................... 1,732,800      69,485,280
   Pharmacia Corp. .................   357,100      14,483,976
   Phelps Dodge Corp.                   21,600         594,000
   Phillip Morris Companies, Inc. ..   603,800      29,157,502
   Phillips Petroleum Co. ..........   104,080       5,614,075
   Pinnacle West Capital Corp. .....    23,300         925,010
   Pitney Bowes, Inc. ..............    67,700       2,586,140
   Placer Dome, Inc. ...............    89,900       1,149,821
   PMC-Sierra, Inc. ................    45,100         464,305*
   PNC Financial Services Group, Inc.   79,300       4,539,925
   Power-One, Inc. .................    21,600         129,816*
   PPG Industries, Inc. ............    46,200       2,113,650
   PPL Corp. .......................    40,100       1,307,260
   Praxair, Inc. ...................    44,100       1,852,200
   Procter & Gambel Co. ............   355,500      25,876,845
   Progress Energy, Inc. ...........    59,600       2,562,204
   Progressive Co. .................    20,300       2,718,170
   Providian Financial Corp. .......    78,400       1,579,760
   Public Service Enterprises
      Group, Inc. ..................    57,100       2,429,605#
   Pulte Homes, Inc. ...............    16,200         496,530
   Qlogic Corp. ....................    25,300         480,827*
   Qualcomm, Inc. ..................   207,900       9,881,487*
   Quintiles Transnational Corp. ...    32,000         469,440*#
   Qwest Communication
      International, Inc. ..........   456,000       7,615,200
   Radioshack Corp. ................    50,900       1,234,325
   Ralston Purina Co. ..............    85,000       2,788,000
   Raytheon Co. ....................    97,600       3,391,600
   Reebok International, Ltd. ......    16,100         333,270*
   Regions Financial Corp. .........    62,400       1,802,736
   Reliant Energy, Inc. ............    81,600       2,147,712
   Robert Half International, Inc. .    48,100         962,481*
   Rockwell Collins, Inc. ..........    50,200         712,840
   Rockwell International Corp. ....    50,200         736,936
   Rohm and Haas Co.                    60,400       1,978,704
   Rowan Companies, Inc. ...........    25,900         320,642*
   Royal Dutch Petroleum Co. .......   588,600      29,577,150
   Ryder Systems, Inc. .............    16,600         331,834
   Sabre Group Holdings, Inc. ......    36,500         976,010*
   Safeco Corp. ....................    35,100       1,064,583
   Safeway, Inc. ...................   138,700       5,509,164*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Sanmina Corp. ...................    87,700    $  1,188,774*
   Sapient Corp. ...................    33,700         128,903*
   Sara Lee Corp. ..................   215,900       4,598,670
   SBC Communications, Inc. ........   924,400      43,557,728
   Schering-Plough Corp. ...........   401,600      14,899,360
   Schlumberger, Ltd. ..............   157,300       7,188,610
   Schwab, Charles Corp.               380,500       4,375,750
   Scientific Atlanta, Inc. ........    44,700         784,485
   Sealed Air Corp. ................    23,000         839,270*
   Sears, Roebuck & Co. ............    90,200       3,124,528
   Sempra Energy ...................    56,500       1,398,375
   Sherwin Williams Co. ............    43,000         955,460
   Siebel Systems, Inc. ............   124,400       1,619,066*
   Sigma Aldrich Corp. .............    20,800         943,280
   Snap-On, Inc. ...................    15,900         355,047
   Solectron Corp. .................   179,300       2,088,845*#
   Southern Co. ....................   188,000       4,508,240#
   SouthTrust Corp. ................    93,300       2,378,217
   Southwest Airlines Co. ..........   209,100       3,103,044
   Sprint Corp. ....................   243,300       5,841,633
   Sprint Corp. (PCS Group) ........   257,200       6,761,788*#
   St. Jude Medical, Inc. ..........    23,500       1,608,575*
   St. Paul Cos., Inc. .............    58,900       2,427,858
   Stanley Works ...................    23,400         855,270
   Staples, Inc. ...................   125,200       1,671,420*
   Starbucks Corp. .................   104,300       1,558,764*
   Starwood Hotels and Resorts Worldwide,
     Inc. ..........................    54,600       1,201,200
   State Street Corp. ..............    89,300       4,063,150#
   Stilwell Financial, Inc. ........    60,200       1,173,900
   Stryker Corp. ...................    53,800       2,846,020
   Sun Microsystems, Inc. ..........   893,900       7,388,084*
   Sunoco, Inc. ....................    23,000         818,800
   SunTrust Banks, Inc. ............    80,100       5,334,660
   Supervalu, Inc. .................    36,300         734,349
   Symbol Technologies, Inc. .......    62,200         652,478
   Synovus Financial Corp. .........    79,600       2,196,960
   Sysco Corp. .....................   184,600       4,714,684
   T. Rowe Price Group, Inc. .......    33,800         990,509
   Target Corp. ....................   246,800       7,835,900
   Tektronix, Inc. .................    25,700         449,493*
   Tellabs, Inc. ...................   112,300       1,108,963*
   Temple-Inland, Inc. .............    13,500         641,115
   Tenet Healthcare Corp. ..........    89,000       5,308,850*
   Teradyne, Inc. ..................    47,800         932,100*
   Texaco, Inc. ....................   151,200       9,828,000
   Texas Instruments, Inc. .........   476,500      11,902,970
   Textron, Inc. ...................    38,700       1,300,707
   Thermo Electron Corp. ...........    49,800         898,890*
   Thomas & Betts Corp. ............    16,000         279,680
   Tiffany & Co. ...................    40,100         868,165
   TJX Companies, Inc. .............    77,000       2,533,300#
   TMP Worldwide, Inc. .............    29,200         828,550*#
   Torchmark Corp. .................    34,400       1,341,600
   Toys `R' Us, Inc. ...............    54,200         933,866*
   Transocean Offshore, Inc. .......    87,300       2,304,720
   Tribune Co. .....................    81,900       2,571,660
   Tricon Global Restaurants, Inc. .    40,300       1,580,566*
   TRW, Inc. .......................    34,300       1,022,826
   Tupperware Corp. ................    15,900         317,046
   TXU Corp. .......................    70,500       3,265,560#
   Tyco International, Ltd. ........   531,600      24,187,800
   US Bancorp ......................   523,100      11,602,358
   Unilever NV .....................   156,900       8,475,738
   Union Pacific Corp. .............    68,000       3,189,200
   Union Planters Corp. ............    37,600       1,613,040


--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 2001
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Unisys Corp. ....................    86,900     $   752,554*
   United Healthcare Corp. .........    87,100       5,792,150
   United Technologies Corp. .......   129,200       6,007,800
   Univision Communications, Inc. ..    57,200       1,312,740*
   Unocal Corp. ....................    66,800       2,171,000
   UnumProvident Corp. .............    66,300       1,674,075
   USA Education, Inc. .............    44,700       3,706,077
   US Airways Group, Inc. ..........    18,400          85,560*#
   UST, Inc. .......................    44,800       1,487,360
   USX-Marathon Group ..............    84,700       2,265,725
   USX-US Steel Group ..............    24,400         341,112
   VF Corp. ........................    30,700         898,589#
   Veritas Software Co. ............   109,100       2,011,259*
   Verizon Communications, Inc. ....   742,400      40,171,264#
   Viacom, Inc. ....................   488,600      16,856,700*
   Visteon Corp. ...................    35,900         457,725
   Vitesse Semiconductor, Inc. .....    50,300         389,574*
   Vulcan Materials Co. ............    27,700       1,196,640
   Wachovia Corp. ..................   384,800      11,928,800
   Wal-Mart Stores, Inc. ........... 1,227,200      60,746,400
   Walgreen Co. ....................   279,400       9,619,742
   Washington Mutual, Inc. .........   240,900       9,269,832
   Waste Management, Inc. ..........   171,700       4,591,258
   Watson Pharmaceuticals, Inc. ....    29,100       1,592,061*
   Wellpoint Health Networks, Inc. .    17,400       1,899,210*
   Wells Fargo & Co. ...............   471,100      20,940,395
   Wendy's International, Inc. .....    31,200         831,480
   Westvaco Corp. ..................    27,700         711,890
   Weyerhaeuser Co. ................    59,100       2,878,761
   Whirlpool Corp. .................    18,300       1,012,905
   Willamette Industries, Inc. .....    30,100       1,354,199
   Williams Companies, Inc. ........   141,100       3,852,030
   Winn-Dixie Stores, Inc. .........    38,600         441,970
   Worldcom, Inc. ..................   792,700      11,910,318*
   Worthington Industries, Inc. ....    23,400         263,250
   Wrigley (Wm.) Jr. Co. ...........    62,000       3,180,600
   Xerox Corp. .....................   190,600       1,477,150
   Xilinx, Inc. ....................    91,300       2,146,463*
   Yahoo!, Inc. ....................   155,600       1,369,280*#
   Zimmer Holdings, Inc. ...........    53,350       1,480,463*
   Zions Bancorp ...................    25,200       1,352,106*
                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $$2,469,203,438)++ ........            $2,590,192,214
                                                ==============

--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
++ The cost for federal income tax purposes is $2,484,908,384.

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

  THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

  COMMON STOCKS -- (99.1%)
   Abbott Laboratories .............   415,200   $  22,861,950
   Adaptec, Inc. ...................    26,500         290,672*
   ADC Telecommunications, Inc. ....   206,800       4,181,237*
   Adobe Systems, Inc. .............    64,400       4,079,337
   Advanced Micro Devices, Inc. ....    83,600       1,274,900*
   AES Corp. .......................   122,300       6,344,312*
   Aetna, Inc. .....................    38,000       2,557,875
   AFLAC, Inc. .....................    71,200       5,010,700
   Agilent Technologies, Inc. ......   121,223       6,326,325*
   Air Products & Chemicals, Inc. ..    61,300       2,111,019
   Alberto-Culver Co., Class B .....    15,000         549,375
   Albertson's Inc. ................   113,400       2,898,787
   Alcan Aluminum, Ltd. ............    89,500       2,718,562
   Alcoa, Inc. .....................   232,000       6,539,500
   Allegheny Teledyne, Inc. ........    21,750         432,281
   Allergan, Inc. ..................    35,300       3,276,281
   Allied Waste Industries, Inc. ...    52,800         650,100*
   Allstate Corp. ..................   196,800       7,527,600
   Alltel Corp. ....................    84,800       5,194,000
   Altera Corp. ....................   106,800       2,559,862*
   Alza Corp. ......................    62,400       2,769,000*
   Amerada Hess Corp. ..............    24,100       1,476,125
   Ameren Corp. ....................    36,700       1,628,562
   America Online, Inc. ............   618,900      25,133,529*
   American Electric Power Co., Inc.    86,160       3,963,360
   American Express Co. ............   356,700      19,596,206
   American General Corp. ..........    67,600       5,065,775
   American Greetings Corp., Class A    17,300         158,944
   American Home Products Corp. ....   349,100      20,989,637
   American International Group, Inc.  620,000      60,101,250
   American Power Conversion Corp. .    52,200         618,244*
   Amgen, Inc. .....................   275,700      17,541,412*
   AMR Corp. .......................    40,100       1,340,844*
   AmSouth Bancorporation ..........   101,000       1,502,375
   Anadarko Petroleum Corp. ........    65,176       3,877,972
   Analog Devices, Inc. ............    95,300       4,729,262*
   Andrew Corp. ....................    21,700         395,347*
   Anheuser-Busch Companies, Inc. ..   242,800      11,517,825
   AON Corp. .......................    68,300       2,121,569
   Apache Corp. ....................    32,600       1,703,350
   Apple Computer, Inc. ............    87,300       1,443,178*
   Applera Corporation - Applied
     Biosystems Group ..............    55,900       4,618,737
   Applied Materials, Inc. .........   217,300       8,793,859*
   Archer-Daniels Midland Co. ......   169,315       2,158,766
   Ashland, Inc. ...................    18,700         586,712
   Associates First Capital Corp.,
      Class A ......................   195,200       6,893,000
   AT & T Corp. .................... 1,006,315      19,748,932
   Autodesk, Inc. ..................    15,400         398,475
   Automatic Data Processing, Inc. .   168,000      11,088,000
   Autozone, Inc. ..................    34,100         880,206*
   Avaya Inc. ......................    74,583         871,689*
   Avery Dennison Corp. ............    29,900       1,644,500
   Avon Products, Inc. .............    63,500       2,643,187
   B B & T Corp. ...................   107,100       3,574,462
   Baker Hughes, Inc. ..............    88,500       2,926,031
   Ball Corp. ......................     7,700         299,819
   Bank of America Corp. ...........   440,200      17,580,487
   Bank of New York Co., Inc. ......   197,900      10,921,606
   Bank One Corp. ..................   309,900      11,098,294
   Bard (C.R.), Inc.                    13,700         674,725
   Barrick Gold Corp. ..............   106,200       1,593,000
   Bausch & Lomb, Inc. .............    14,300         626,519
   Baxter International, Inc. ......    78,200       6,769,187
   Bear Stearns Companies, Inc. ....    28,800       1,323,000


--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Becton Dickinson & Co. ..........    67,900    $  2,308,600
   Bed, Bath and Beyond, Inc. ......    75,700       1,577,872*
   Bellsouth Corp. .................   502,000      20,989,875
   Bemis Co., Inc. .................    14,300         424,531
   Best Buy Co., Inc. ..............    55,200       1,421,400*
   Bethlehem Steel Corp. ...........    35,500          79,875*
   Biogen, Inc. ....................    39,700       2,174,816*
   Biomet, Inc. ....................    47,600       1,762,687
   Black & Decker Corp. ............    22,300         806,981
   Block (H.&R.), Inc. .............    24,600         865,612
   BMC Software, Inc. ..............    66,100       1,146,422*
   Boeing Co. ......................   240,500      16,609,531
   Boise Cascade Corp. .............    15,300         441,787
   Boston Scientific Corp. .........   108,900       1,402,087*
   Briggs & Stratton Corp. .........     5,800         215,325
   Bristol Myers Squibb Co. ........   526,900      36,520,756
   Broadcorn Corp. .................    59,700       5,820,750*
   Broadvision, Inc. ...............    71,600       1,622,187*
   Brown-Forman Corp., Class B .....    18,400       1,191,400
   Brunswick Corp. .................    23,300         400,469
   Burlington Northern Santa Fe Corp.  108,300       2,741,344
   Burlington Resources, Inc. ......    57,700       2,354,881
   C.I.T. Group, Inc., Class A .....    70,300       1,181,919
   Cabletron Systems, Inc. .........    49,300         776,475*
   Calpine Corp. ...................    75,300       2,673,150*
   Campbell Soup Co. ...............   112,800       3,764,700
   Capital One Financial Corp. .....    52,700       2,941,319
   Cardinal Health, Inc. ...........    74,700       7,465,331
   Carnival Corp. ..................   157,900       3,582,356
   Caterpillar, Inc. ...............    92,400       3,632,475
   Cendant Corp. ...................   194,700       1,788,806*
   Centex Corp. ....................    15,800         558,925
   CenturyTel, Inc. ................    37,600       1,323,050
   Ceridian Corp. ..................    38,906         892,406*
   Charter One Financial, Inc. .....    56,360       1,352,640
   Chase Manhattan Corp. ...........   350,600      12,928,375
   Chevron Corp. ...................   174,800      14,311,750
   Chiron Corp. ....................    49,800       2,037,131*
   Chubb Corp. .....................    46,900       3,822,350
   CIGNA Corp. .....................    42,300       5,573,025
   Cincinnati Financial Corp. ......    43,000       1,573,531
   Cinergy Corp. ...................    42,593       1,360,314
   Circuit City Stores, Inc.
      (Carmax Group) ...............    55,000         697,812
   Cisco Sytems, Inc. .............. 1,901,500      90,974,891*
   Citigroup, Inc. ................. 1,205,700      60,058,931
   Citrix Systems, Inc. ............    49,700       1,185,034*
   Clear Channel Communications, Inc.  156,800       7,918,400*
   Clorox Co. ......................    62,800       2,806,375
   CMS Energy Corp. ................    32,400         901,125
   Coastal Corp. ...................    57,300       4,197,225
   Coca-Cola Co. ...................   663,500      41,551,687
   Coca-Cola Enterprises, Inc. .....   112,100       2,459,194
   Colgate-Palmolive Co. ...........   153,700       9,029,875
   Comcast Corp., Class A Special ..   242,600       9,332,519*
   Comerica, Inc. ..................    41,850       2,178,816
   Compaq Computer Corp. ...........   455,600       9,795,400
   Computer Associates International,
      Inc. .........................   158,200       4,132,975
   Computer Sciences Corp. .........    45,100       3,075,256*
   Compuware Corp. .................    97,800         673,903*
   Comverse Tecnology, Inc. ........    41,900       3,612,566*
   Conagra, Inc. ...................   142,800       3,632,475
   Conexant Systems, Inc. ..........    61,200       1,245,037*
   Conoco, Inc. ....................   166,900       4,182,931
   Conseco, Inc. ...................    87,200         626,750
   Consolidated Edison, Inc. .......    56,900       2,119,525
   Consolidated Stores Corp. .......    29,700         254,306*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Constellation Energy Group ......    40,150    $  1,633,603
   Convergys Corp. .................    41,300       1,737,181*
   Cooper Industries, Inc. .........    25,100       1,024,394
   Cooper Tire & Rubber Co. ........    19,500         180,375
   Coors (Adolph) Co., Class B .....     9,900         742,500
   Corning, Inc. ...................   236,300      13,823,550
   Costco Wholesale Corp. ..........   119,700       3,908,953*
   Countrywide Credit Industries, Inc.  30,700       1,139,737
   CP&L Energy, Inc. ...............    42,700       1,836,100
   Crane Co. .......................    16,300         411,575
   Crown Cork & Seal Co., Inc. .....    33,700         136,906
   CSX Corp. .......................    58,700       1,522,531
   Cummins Engine Co., Inc. ........    11,100         391,969
   CVS Corp. .......................   104,500       5,943,437
   Dana Corp. ......................    39,900         668,325
   Danaher Corp. ...................    38,000       2,477,125
   Darden Restaurants, Inc. ........    32,700         862,462
   Deere & Co. .....................    62,800       2,555,175
   Dell Computer Corp. .............   693,400      13,326,281*
   Delphi Automotive Systems Corp. .   150,100       2,073,256
   Delta Air Lines, Inc. ...........    32,900       1,562,750
   Deluxe Corp. ....................    19,400         452,262
   Devon Energy Corp. ..............    34,100       1,679,425
   Dillards, Inc., Class A .........    25,100         276,100
   Disney (Walt) Co. ...............   558,700      16,167,381*
   Dollar General Corp. ............    88,000       1,259,500
   Dominion Resources, Inc. ........    63,900       3,834,000
   Donnelley (R.R.) & Sons Co. .....    32,700         731,662
   Dover Corp. .....................    54,500       2,231,094
   Dow Chemical Co. ................   181,700       5,553,206
   Dow Jones & Co., Inc. ...........    23,500       1,329,219
   DTE Energy Co. ..................    38,300       1,453,006
   Duke Power Co. ..................    98,700       8,876,831
   DuPont (E.I.) de Nemours & Co.,
      Inc. .........................   279,300       11,817,881
   Dynegy lnc. .....................    83,000       3,672,750
   Eastman Chemical Co. ............    20,600         889,662
   Eastman Kodak Co. ...............    82,300       3,456,600
   Eaton Corp. .....................    19,700       1,381,462
   Ecolab, Inc. ....................    34,300       1,489,906
   Edison International ............    87,200       2,000,150
   El Paso Energy Corp. ............    62,400       3,747,900
   Electronic Data Systems Corp. ...   124,900       6,611,894
   EMC Corp. MA ....................   584,200      43,449,875*
   Emerson Electric Co. ............   114,600       8,351,475
   Engelhard Corp. .................    34,200         673,312
   Enron Corp. .....................   197,900      12,814,025
   Entergy Corp. ...................    59,800       2,459,275
   EOG Resources, Inc. .............    31,200       1,324,050
   Equifax, Inc. ...................    37,900       1,260,175
   Exelon Corp. ....................    86,900       5,757,125
   Exxon Mobil Corp. ...............   933,500      82,148,000
   Fannie Mae ......................   270,100      21,337,900
   Federal Home Loan Mortgage Corp.    186,400      11,265,550
   Federated Department Stores, Inc.    55,600       1,695,800*
   FedEx Corp. .....................    76,200       3,651,504*
   Fifth Third BanCorp. ............   124,450       6,665,853
   First Data Corp. ................   108,500       5,553,844
   First Union Corp. ...............   264,100       6,635,512
   Firstar Corp. ...................   256,900       4,977,437
   FirstEnergy Corp. ...............    61,300       1,808,350
   FleetBoston Financial Corp. .....   241,800       9,067,500
   Fluor Corp. .....................    20,300         740,950
   FMC Corp. .......................     8,200         556,575*
   Ford Motor Co. ..................   507,300      11,541,075
   Forest Laboratories, Inc. .......    23,800       3,224,900*
   Fortune Brands, Inc. ............    42,100       1,215,637


--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   FPL Group, Inc. .................    47,800    $  3,166,750
   Franklin Resources, Inc. ........    65,400       2,368,134
   Freeport McMoran Copper & Gold, Inc.,
     Class B .......................    41,000         330,562*
   Gannett Co., Inc. ...............    70,400       3,775,200
   Gap, Inc. .......................   228,000       5,685,750
   Gateway, Inc. ...................    86,500       1,643,500*
   General Dynamics Corp. ..........    53,000       4,041,250
   General Electric Co. ............ 2,654,200     131,548,787
   General Mills, Inc. .............    76,500       3,146,062
   General Motors Corp. ............   143,500       7,103,250
   Genuine Parts Co. ...............    47,000         901,812
   Georgia-Pacific Corp. ...........    60,479       1,523,339
   Gillette Co. ....................   282,200       9,559,525
   Global Crossing, Ltd. ...........   235,700       2,916,787*
   Golden West Financial Corp. .....    42,500       2,488,906
   Goodrich (B.F.) Co. .............    27,300       1,033,987
   Goodyear Tire & Rubber Co. ......    42,000         711,900
   GPU, Inc. .......................    32,600       1,147,112
   Grainger (W.W.), Inc. ...........    25,200         921,375
   Great Lakes Chemical Corp. ......    14,000         489,125
   Guidant Corp. ...................    82,000       4,422,875*
   Halliburton Co. .................   119,200       3,978,300
   Harcourt General, Inc. ..........    19,623       1,083,975
   Harley-Davidson, Inc. ...........    81,100       3,684,981
   Harrahs Entertainment, Inc. .....    31,300         876,400*
   Hartford Financial Services Group,
      Inc. .........................    60,300       4,266,225
   Hasbro, Inc. ....................    46,200         534,187
   HCA - The Heathcare Company .....   149,500       6,194,906
   Healthsouth Corp. ...............   103,400       1,441,137*
   Heinz (H.J.) Co. ................    92,900       4,238,562
   Hercules, Inc. ..................    28,800         547,200
   Hershey Foods Corp. .............    36,800       2,327,600
   Hewlett-Packard Co. .............   534,600      16,906,725
   Hilton Hotels Corp. .............    98,800         926,250
   Home Depot, Inc. ................   620,600      24,319,762
   Homestake Mining Co. ............    70,500         348,094
   Honeywell International, Inc. ...   214,600      10,461,750
   Household International, Inc. ...   126,400       6,304,200
   Humana, Inc. ....................    44,400         532,800*
   Huntington Bancshares, Inc. .....    67,310       1,024,374
   Illinois Tool Works, Inc. .......    81,000       4,561,312
   IMS Health, Inc. ................    79,700       2,231,600
   Inco, Ltd. ......................    48,700         700,062*
   Ingersoll-Rand Co. ..............    43,300       1,742,825
   Intel Corp. ..................... 1,799,100      68,534,466
   International Business Machines
      Corp. ........................   471,900      44,122,650
   International Flavors & Fragrances,
      Inc. .........................    26,700         498,956
   International Paper Co. .........   129,794       4,396,772
   lnterpublic Group of Companies, Inc. 82,600       3,226,562
   ITT Industries, Inc. ............    23,500         782,844
   JDS Uniphase Corp. ..............   250,600      12,576,987*
   Jefferson-Pilot Corp. ...........    27,700       1,890,525
   Johnson & Johnson ...............   372,500      37,250,000
   Johnson Controls, Inc. ..........    22,900       1,262,362
   K Mart Corp. ....................   128,800         708,400*
   Kaufman & Broad Home Corp. ......    12,900         404,737
   Kellogg Co. .....................   108,700       2,676,737
   Kerr-McGee Corp. ................    25,300       1,538,556
   KeyCorp. ........................   115,300       2,875,294
   KeySpan Corporation .............    36,000       1,372,500
   Kimberly Clark Corp. ............   144,100      10,077,994
   King Pharmaceuticals, Inc. ......    44,400       2,164,500*
   KLA-Tencor Corp. ................    49,700       1,365,197*
   Knight Ridder, Inc. .............    20,300       1,044,181
   KohIs Corp. .....................    88,100       4,718,856*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Kroger Co. ......................   221,400    $  5,867,100*
   Leggett and Platt, Inc. .........    52,700         859,669
   Lehman Brothers Holdings, Inc. ..    64,800       3,211,650
   Lexmark International Group, Inc.    34,200       1,573,200*
   Lilly (Eli) & Co. ...............   302,800      28,368,575
   Limited, Inc. ...................   115,700       2,248,919
   Lincoln National Corp. ..........    51,100       2,309,081
   Linear Technology Corp. .........    83,500       3,953,203
   Liz Claiborne, Inc. .............    14,400         565,200
   Lockheed Martin Corp. ...........   114,400       3,901,040
   Loews Corp. .....................    26,500       2,504,250
   Longs Drug Stores Corp. .........    10,200         202,725
   Louisiana-Pacific Corp. .........    27,900         197,044
   Lowe's Companies, Inc. ..........   102,500       4,106,406
   LSI Logic Corp. .................    83,200       1,497,600*
   Lucent Technologies, Inc. .......   894,700      13,923,769
   Manor Care, Inc. ................    27,400         465,800*
   Marriott International, Inc.,
      Class A ......................    64,200       2,660,287
   Marsh & McLennan Companies, Inc.     72,900       8,392,612
   Masco Corp. .....................   122,500       2,365,781
   Mattel, Inc. ....................   114,300       1,443,037
   Maxim Integrated Products, Inc. .    75,900       3,868,528*
   May Department Stores Co. .......    79,800       2,239,388
   Maytag Corp. ....................    20,800         595,400
   MBIA, Inc. ......................    26,300       1,811,413
   MBNA Corp. ......................   228,300       8,147,456
   McDermott International, Inc. ...    16,200         145,800
   McDonalds Corp. .................   353,700      11,274,188
   McGraw-Hill Companies, Inc. .....    52,400       2,783,750
   McKesson HBOC, Inc. .............    76,200       2,505,075
   Mead Corp. ......................    27,400         724,388
   Medimmune, Inc. .................    56,300       2,989,178*
   Medtronic, Inc. .................   320,900      17,087,925
   Mellon Financial Corp.              130,700       6,126,563
   Merck & Co., Inc. ...............   616,200      57,114,038
   Mercury Interactive Corp. .......    21,500       1,446,547*
   Meredith Corp. ..................    13,600         417,350
   Merrill Lynch & Co., Inc. .......   215,300      12,460,488
   MGIC Investment Corp. ...........    28,500       1,795,500
   Micron Technology, Inc. .........   151,200       4,762,800*
   Microsoft Corp. ................. 1,410,200      80,910,225*
   Millipore Corp. .................    12,400         545,600
   Minnesota Mining & Manufacturing
      Co. ..........................   106,100      10,596,738
   Molex, Inc. .....................    52,600       2,158,244
   Moody's Corp. ...................    43,400       1,125,688
   Morgan (J.P.) & Co., Inc. .......    42,700       5,756,494
   Morgan Stanley Dean Witter & Co.    301,600      19,113,900
   Motorola, Inc. ..................   584,200      11,720,513
   Nabisco Group Holdings Corp. ....    87,500       2,570,313
   Nabors Industries, Inc. .........    39,100       1,718,054*
   National City Corp. .............   162,700       4,026,825
   National Semiconductor Corp. ....    47,700         885,431*
   National Service Industries, Inc.    10,900         224,131
   Navistar International Corp. ....    15,900         516,750*
   NCR Corp. .......................    25,800       1,219,050*
   Network Appliance Corp. .........    83,900       4,145,184*
   New York Times, Class A .........    44,800       1,582,000
   Newell Rubbermaid, Inc. .........    71,300       1,385,894
   Newmont Mining Corp. ............    45,058         704,031
   Nextel Communications Corp.,
      Class A ......................   204,000       6,330,375*
   Niagara Mohawk Holdings, Inc. ...    43,000         706,813*
   Nicor, Inc. .....................    12,300         474,319
   Nike, Inc., Class B .............    72,400       3,086,050
   NiSource, Inc. ..................    51,976       1,335,134
   NiSource, Inc. S.A.I.L.S ........         1               2*
   Nordstrom, Inc. .................    34,800         558,975


--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Norfolk Southern Corp. ..........   102,900    $  1,479,188
   Nortel Network Corp. ............   800,200      30,207,550
   Northern Trust Corp. ............    59,600       5,138,638
   Northrop Grumman Corp. ..........    19,200       1,618,800
   Novell, Inc. ....................    87,000         463,547*
   Novellus Systems, Inc. ..........    35,100         912,600*
   Nucor Corp. .....................    21,700         754,075
   Occidental Petroleum Corp. ......    99,000       2,140,875
   Office Depot, Inc. ..............    81,900         542,588*
   Old Kent Financial Corp. ........    36,625       1,423,797
   Omnicom Group, Inc. .............    47,500       3,734,688
   Oneok, Inc. .....................     7,800         318,338
   Oracle Systems Corp. ............ 1,508,400      40,019,738*
   Owens-Illinois, Inc. ............    39,100         112,413*
   Paccar, Inc. ....................    20,600         977,856
   Pactiv Corp. ....................    45,300         529,444*
   Pall Corp. ......................    33,000         657,938
   Palm, Inc. ......................   151,200       5,476,275*
   Parametric Technology Corp. .....    72,800         812,175*
   Parker-Hannifin Corp. ...........    30,125       1,165,461
   Paychex, Inc. ...................    99,650       5,795,270
   Penney (J.C.) Co., Inc. .........    70,000         673,750
   Peoples Energy Corp. ............     9,500         390,688
   Peoplesoft, Inc. ................    75,100       2,494,728*
   Pepsico, Inc. ...................   386,500      17,537,438
   PerkinElmer, Inc. ...............    13,300       1,184,531
   Pfizer, Inc.                      1,691,750      74,965,672
   PG&E Corp. (Holding Co.) ........   103,400       2,837,038
   Pharmacia Corp. .................   348,000      21,228,000
   Phelps Dodge Corp. ..............    21,000       1,031,625
   Philip Morris Companies, Inc. ...   603,700      23,053,794
   Phillips Petroleum Co. ..........    68,200       3,853,300
   Pinnacle West Capital Corp. .....    22,600       1,052,313
   Pitney Bowes, Inc. ..............    68,600       1,993,688
   Placer Dome, Inc. ...............    87,700         794,781
   PNC Financial Services Group, Inc.   77,200       5,133,800
   Polaroid Corp. ..................    12,000          90,000
   Potlatch Corp. ..................     7,500         234,844
   Power-One, Inc. .................    19,800         836,550*
   PPG Industries, Inc. ............    46,600       1,942,638
   PPL Corp. .......................    38,700       1,615,725
   Praxair, Inc. ...................    42,500       1,527,344
   Price (T. Rowe) Associates, Inc.     32,400       1,177,538
   Procter & Gamble Co. ............   350,200      26,221,225
   Progressive Corp. ...............    19,700       1,843,181
   Providian Financial Corp. .......    38,100       3,429,000
   Public Service Enterprise Group,
      Inc. .........................    57,600       2,462,400
   Pulte Corp. .....................    10,800         417,150
   Quaker Oats Co. .................    35,600       3,094,975
   QUALCOMM, Inc. ..................   199,700      16,032,166*
   Quintiles Transnational Corp. ...    31,000         464,031*
   Qwest Communications International,
      Inc. .........................   445,176      16,805,394*
   Radioshack Corp. ................    49,800       2,334,375
   Ralston Purina Group ............    82,200       2,162,888
   Raytheon Co., Class B ...........    91,200       3,197,700
   Reebok International, Ltd. ......    15,300         326,081*
   Regions Financial Corp. .........    58,600       1,419,219
   Reliant Energy, Inc. ............    78,900       3,096,825
   Rockwell International Corp. ....    49,700       2,000,425
   Rohm & Haas Co. .................    58,100       1,728,475
   Rowan Companies, Inc. ...........    25,300         502,838*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ...............   574,400      34,284,500
   Russell Corp. ...................     8,700         145,181
   Ryder System, Inc. ..............    15,900         276,263*
   Sabre Holdings Corp. ............    34,522       1,232,004*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Safeco Corp. ....................    34,200     $   915,919
   Safeway, Inc. ...................   133,200       7,850,475*
   Saint Jude Medical, Inc. ........    22,450       1,337,178*
   Saint Paul Companies, Inc. ......    60,000       3,007,500
   Sanmina Corp. ...................    40,500       3,090,656*
   Sapient Corp. ...................    31,700         559,703*
   Sara Lee Corp. ..................   233,100       5,594,400
   SBC Communications, Inc. ........   908,500      49,910,719
   Schering-Plough Corp. ...........   392,400      21,998,925
   Schlumberger, Ltd. ..............   152,600       9,461,200
   Schwab (Charles) Corp.              369,800      10,238,838
   Scientific-Atlanta, Inc. ........    42,700       1,724,013
   Seagram Co., Ltd. ...............   117,100       5,576,888
   Sealed Air Corp. ................    22,492         715,527*
   Sears, Roebuck & Co. ............    91,800       2,977,992
   Sempra Energy ...................    54,645       1,335,387
   Sherwin-Williams Co. ............    43,500         948,844
   Siebel Systems, Inc. ............   111,900       7,815,516*
   Sigma-Aldrich Corp. .............    21,600         774,900
   Snap-On, Inc. ...................    15,800         409,813
   Solectron Corp. .................   170,700       4,779,600*
   Southern Co. ....................   173,800       5,485,563
   SouthTrust Corp. ................    45,100       1,523,534
   Southwest Airlines Co. ..........   133,800       4,223,063
   Springs Industries, Inc., Class A     4,850         132,163
   Sprint Corp. ....................   237,100       5,453,300
   Sprint Corp. (PCS Group) ........   248,800       5,644,650*
   Stanley Works ...................    23,000         619,563
   Staples, Inc. ...................   121,600       1,463,000*
   Starbucks Corp. .................    50,000       2,276,563*
   Starwood Hotels and Resorts
     Worldwide, Inc. ...............    52,900       1,692,800
   State Street Corp. ..............    43,300       5,585,700
   Stilwell Financial, Inc. ........    60,100       1,953,250
   Summit BanCorp. .................    46,600       1,732,938
   Sun Microsystems ................   425,000      32,326,563*
   Sunoco, Inc. ....................    23,300         646,575
   Suntrust Banks, Inc. ............    80,100       4,070,081
   Supervalu, Inc. .................    35,500         643,438
   Synovus Financial Corp. .........    76,100       1,683,713
   Sysco Corp. .....................    89,400       4,939,350
   Target Corp. ....................   243,700       7,326,231
   Tektronix, Inc. .................    25,900         613,506
   Tellabs, Inc. ...................   110,000       5,826,563*
   Temple-Inland, Inc. .............    13,700         630,200
   Tenet Healthcare Corp. ..........    84,400       3,592,275
   Teradyne, Inc. ..................    46,500       1,397,906*
   Texaco, Inc. ....................   147,500       8,564,219
   Texas Corp. .....................    70,900       2,831,569
   Texas Instruments, Inc. .........   463,200      17,283,150
   Textron, Inc. ...................    38,500       1,949,063
   Thermo-Electron Corp. ...........    46,600       1,351,400*
   Thomas & Betts Corp. ............    15,500         226,688
   Tiffany & Co. ...................    38,900       1,329,894
   Time Warner, Inc. ...............   354,400      21,972,800
   Timken Co. ......................    16,200         217,688
   TJX Companies, Inc. .............    78,300       2,006,438
   Torchmark Corp. .................    34,200       1,299,600
   Tosco Corp. .....................    38,700       1,110,206
   Toys R Us, Inc. .................    54,700       1,035,881*
   Transocean Sedco Forex, Inc. ....    56,300       2,244,963
   Tribune Co. .....................    82,499       3,052,463
   Tricon Global Restaurants, Inc. .    39,000       1,404,000*
   TRW, Inc. .......................    33,200       1,097,675
   Tupperware Corp. ................    15,500         282,875


--------------------------------------------------------------------------------
                                          NOVEMBER 30, 2000
                                       ---------------------------
                                              (UNAUDITED)
                                        SHARES       VALUE+
                                       -------   -----------------

   Tyco International, Ltd. ........   451,600   $  23,821,900
   U.S. Bancorp ....................   199,900       4,835,081
   Unilever NV .....................   153,000       9,495,563
   Union Carbide Corp. .............    36,200       1,563,388
   Union Pacific Corp. .............    66,500       3,092,250
   Union Planters Corp. ............    36,000       1,224,000
   Unisys Corp. ....................    83,800       1,021,313*
   United Technologies Corp. .......   125,400       8,879,888
   Unitedhealth Group, Inc. ........    43,100       5,056,169
   Unocal Corp. ....................    65,200       2,224,950
   UnumProvident Corp. .............    64,500       1,741,500
   USA Education, Inc. .............    41,700       2,413,388
   USAir Group, Inc. ...............    17,900         690,269*
   UST, Inc. .......................    43,500       1,033,125
   USX-Marathon Group, Inc. ........    83,700       2,207,588
   USX-US Steel Group ..............    23,820         339,435
   Veritas Software Co. ............   107,500      10,484,609
   Verizon Communications, Inc. ....   728,326      40,922,817
   VF Corp. ........................    30,700         826,981
   Viacom, Inc., Class B ...........   406,300      20,772,088*
   Visteon Corp. ...................    35,045         521,294
   Vulcan Materials Co. ............    27,100       1,161,913
   Wachovia Corp. ..................    54,600       2,733,413
   Walgreen Co. ....................   270,800      12,067,525
   Wal-Mart Stores, Inc. ........... 1,196,900      62,463,219
   Washington Mutual, Inc. .........   144,400       6,561,175
   Waste Management, Inc. ..........   166,400       3,983,200
   Watson Pharmaceuticals, Inc. ....    27,400       1,260,400*
   Wellpoint Health Networks, Inc. .    16,900       1,822,031*
   Wells Fargo Company .............   441,100      20,924,681
   Wendy's International, Inc. .....    30,400         817,000
   Westvaco Corp. ..................    26,950         742,809
   Weyerhaeuser Co. ................    58,900       2,576,875
   Whirlpool Corp. .................    19,200         751,200
   Willamette Industries, Inc. .....    29,300       1,439,363
   Williams Companies, Inc. ........   118,600       4,195,475
   Winn-Dixie Stores, Inc. .........    37,700         815,263
   Worldcom, Inc. ..................   769,900      11,524,441*
   Worthington Industries, Inc. ....    23,000         211,313
   WR Grace & Co. ..................    17,900          41,394*
   Wrigley (Wm.) Jr. Co. ...........    30,600       2,778,863
   XCEL Energy, Inc. ...............    91,085       2,482,066
   Xerox Corp. .....................   178,600       1,239,038
   Xilinx, Inc. ....................    88,100       3,438,653*
   Yahoo! lnc. .....................   147,000       5,811,094*
                                                --------------
TOTAL COMMON STOCKS
   (Cost $2,359,693,418) ...........            $3,105,021,768
                                                --------------

                                      FACE AMOUNT
                                         (000)       VALUE+
                                      -----------   ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 5.99%, 12/01/00 (Collateralized
   by U.S. Treasury Notes 5.875%, 11/30/01,
   valued at $28,139,475) to be repurchased
   at $27,727,613.
   (Cost $27,723,000) ..............   $27,723  $   27,723,000
                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,387,416,418)++ .........            $3,132,744,768
                                                ==============
--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
++ The cost for federal income tax purposes is $2,423,957,218.

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                              SEPTEMBER 30, 2001
                                                              ------------------
                                                                  (UNAUDITED)
ASSETS:
   Investments at Value ......................................    $2,590,192
   Collateral for Securities Loaned ..........................        46,057
   Cash ......................................................           519
   Receivables:
     Dividends and Interest ..................................         3,279
     Investment Securities Sold ..............................        14,539
     Futures Margin Variation ................................           149
     Securities Lending ......................................            31
                                                                  ----------
        Total Assets .........................................     2,654,766
                                                                  ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned .........................        46,057
     Investment Securities Purchased .........................         3,260
   Accrued Expenses ..........................................           265
   Other Liabilities .........................................         3,297
                                                                  ----------
        Total Liabilities ....................................        52,879
                                                                  ----------

NET ASSETS ...................................................    $2,601,887
                                                                  ==========

   Investment at Cost ........................................    $2,469,203
                                                                  ==========

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                               NOVEMBER 30, 2000
                                                               -----------------
ASSETS:
   Investments at Value ......................................      $3,132,745
   Collateral for Securities Loaned ..........................          10,482
   Cash ......................................................           1,557
   Receivables:
     Dividends and Interest ..................................           4,271
     Investment Securities Sold ..............................           2,655
     Fund Shares Sold ........................................           1,283
   Prepaid Expenses and Other Assets .........................              16
                                                                    ----------
        Total Assets .........................................       3,153,009
                                                                    ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned .........................          10,482
     Investment Securities Purchased .........................           2,673
     Fund Shares Redeemed ....................................             462
     Futures Margin Variation ................................             286
   Accrued Expenses and Other Liabilities ....................             294
                                                                    ----------
        Total Liabilities ....................................          14,197
                                                                    ----------

NET ASSETS ...................................................      $3,138,812
                                                                    ==========

   Investment at Cost ........................................      $2,387,416
                                                                    ==========

See accompanying notes to financial statements.

  STATEMENT OF OPERATIONS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                                   YEAR
                                                                                   ENDED
                                                                                 NOV. 30,
                                                                                   2000
                                                                                 ---------
INVESTMENT INCOME
   Dividends .................................................................   $  37,092
   Interest ..................................................................         676
   Income From Securities Lending ............................................          27
                                                                                 ---------
     Total Investment Income .................................................      37,795
                                                                                 ---------
EXPENSES
   Investment Advisory Services ..............................................         805
   Accounting & Transfer Agent Fees ..........................................         483
   Custodian Fees ............................................................         165
   Legal Fees ................................................................          38
   Audit Fees ................................................................          45
   Shareholders' Reports .....................................................          55
   Trustees' Fees and Expenses ...............................................          35
   Other .....................................................................         202
                                                                                 ---------
     Total Expenses ..........................................................       1,828
                                                                                 ---------
     NET INVESTMENT INCOME ...................................................      35,967
                                                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Loss on Investment Securities Sold ...........................     (23,065)
   Net Realized Loss on Futures ..............................................      (1,770)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities ...................................................    (166,154)
     Futures .................................................................        (881)
                                                                                 ---------
   NET LOSS ON INVESTMENT SECURITIES .........................................    (191,870)
                                                                                 ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $(155,903)
                                                                                 =========


See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                                YEAR              YEAR
                                                                                ENDED             ENDED
                                                                              NOV. 30,          NOV. 30,
                                                                                2000              1999
                                                                             ----------         ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ..................................................  $   35,967         $   28,330
   Net Realized Gain (Loss) on Investment Securities Sold .................     (23,065)             8,219
   Net Realized Loss on Futures ...........................................      (1,770)                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities ................................................    (166,154)           351,120
     Futures ..............................................................        (881)                --
                                                                             ----------         ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations ......    (155,903)           387,669
                                                                             ----------         ----------
Transactions in Interest:
   Contributions ..........................................................     798,812          1,037,766
   Withdrawals ............................................................    (279,159)          (207,547)
                                                                             ----------         ----------
     Net Increase from Transactions in Interest ...........................     519,653            830,219
                                                                             ----------         ----------
     Total Increase .......................................................     363,750          1,217,888
                                                                             ----------         ----------
NET ASSETS
   Beginning of Period ....................................................   2,775,062          1,557,174
                                                                             ----------         ----------
   End of Period ..........................................................  $3,138,812         $2,775,062
                                                                             ==========         ==========

See accompanying notes to financial statements.

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  FINANCIAL HIGHLIGHTS                          THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                         YEAR            YEAR           YEAR            YEAR          YEAR
                                                         ENDED           ENDED          ENDED           ENDED         ENDED
                                                       NOV. 30,         NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,
                                                         2000             1999           1998            1997          1996
                                                      ----------       ----------     ----------       --------      --------
Net Asset Value, Beginning of
   Period (1) ....................................           N/A              N/A            N/A            N/A       $ 13.48
                                                      ----------       ----------     ----------       --------      --------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income . .......................            --               --             --             --          0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ...................            --               --             --             --          1.41
                                                      ----------       ----------     ----------       --------      --------
   Total from Investment Operations ..............            --               --             --             --          1.56
                                                      ----------       ----------     ----------       --------      --------
LESS DISTRIBUTIONS (1)
   Net Investment Income .........................            --               --             --             --         (0.16)
   Net Realized Gains ............................            --               --             --             --         (0.08)
                                                      ----------       ----------     ----------       --------      --------
        Total Distributions ......................            --               --             --             --         (0.24)
                                                      ----------       ----------     ----------       --------      --------
Net Asset Value, End of Period (1) ...............           N/A              N/A            N/A            N/A       $ 14.80
                                                      ==========       ==========     ==========       ========      ========
Total Return (1) .................................           N/A              N/A            N/A            N/A         11.60%#
                                                      ==========       ==========     ==========       ========      ========
Net Assets, End of Period (thousands) ............    $3,138,812       $2,775,062     $1,557,174       $822,493      $466,441
Ratio of Expenses to Average Net Assets ..........          0.06%            0.06%          0.06%          0.07%         0.12%
Ratio of Net Investment Income to Average
   Net Assets ....................................          1.12%            1.27%          1.47%          1.75%         2.12%
Portfolio Turnover Rate ..........................          7.50%            4.27%          9.31%          4.28%        14.09%

----------------
#    Non-Annualized
(1) These items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.



See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS                 THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to its feeders.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of the average daily net assets.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

     Purchases ...................................    $740,961
     Sales .......................................     239,247

E.   INVESTMENT TRANSACTIONS:

     At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ...............   $ 975,186
     Gross Unrealized Depreciation ...............    (266,398)
                                                     ---------
     Net .........................................   $ 708,788
                                                     =========

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)     THE DFA INVESTMENT TRUST COMPANY

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     Futures Contracts: During the year ended November 30, 2000, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2000, the Series had outstanding 83 long futures contracts on the S&P 500 Index, all of which expire on December 15, 2000. The value of such contracts on November 30, 2000 was $27,421,125, which resulted in an unrealized loss of $881,500.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

G.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000, borrowings under the line were as follows:

                                                                                               MAXIMUM
                                                                                                AMOUNT
                                        WEIGHTED       WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                         AVERAGE        AVERAGE        DAYS        EXPENSE      DURING
                                      INTEREST RATE  LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                      -------------  ------------   -----------   --------    -----------
     Year Ended November 30, 2000 .....   6.58%       $6,316,447        47         $54,233    $22,594,000

     The Series had no outstanding borrowings under the line of credit at November 30, 2000.

     The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H.   SECURITIES LENDING:

     Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $9,866,550, the related collateral cash received was $10,481,611 and the value of collateral on overnight repurchase agreements was $10,763,504.

  REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                                THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

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
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
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
                                 BlackRock Funds

Investment Adviser -- Large Cap Value Equity Portfolio, Large Cap Growth Equity Portfolio, Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio, Small Cap Growth Equity Portfolio, Micro-Cap Equity Portfolio, Global Science & Technology Portfolio, International Equity Portfolio, International Small Cap Equity Portfolio, International Emerging Markets Portfolio, Select Equity Portfolio and Balanced Portfolio.
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Investment Adviser -- European Equity Portfolio and Asia Pacific Equity
Portfolio.
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB

Sub-Adviser -- International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB



Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thacher &Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.[REGISTRATION MARK]

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity Global Science & Technology
         Global Communications
         European Equity
         International Equity
         International Small Cap Equity
         Asia Pacific Equity
         International Emerging Markets
         Select Equity
         Core Equity
         Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA
         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income

         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market

         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

                        (LOGO)
                     BLACKROCK
                         FUNDS
        PURE INVESTMENT STYLE[REGISTRATION MARK]
             [GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899














Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/01 EP